UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number     811-10385

Pacific Funds Series Trust

(Exact name of registrant as specified in charter)

700 Newport Center Drive, P.O. Box 7500

Newport Beach, CA 92660

(Address of principal executive offices) (Zip code)

Robin S. Yonis

Vice President, General Counsel, and Assistant Secretary of Pacific Funds Series Trust

700 Newport Center Drive, P.O. Box 9000

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Anthony H. Zacharski, Esq.

Dechert LLP

90 State House Square

Hartford, CT 06103

Registrant’s telephone number, including area code:        949-219-6767

Date of fiscal year end:   March 31

Date of reporting period:  December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PACIFIC FUNDSSM

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION CONSERVATIVE

Schedule of Investments

December 31, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE-CONSERVATIVE

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

PF Floating Rate Loan Fund ‘P’	2,278,293	$20,459,069
PF Inflation Managed Fund ‘P’ *	1,107,500	9,303,002
PF Managed Bond Fund ‘P’	9,763,574	100,467,179
PF Short Duration Bond Fund ‘P’	3,303,600	32,243,138
Pacific Funds Core Income ‘P’	364,686	3,745,327
Pacific Funds High Income ‘P’	2,142,745	19,863,250
PF Emerging Markets Debt Fund ‘P’	1,732,450	14,691,177
PF Comstock Fund ‘P’	1,056,739	14,688,675
PF Growth Fund ‘P’	475,539	9,082,802
PF Large-Cap Growth Fund ‘P’	1,167,219	11,368,707
PF Large-Cap Value Fund ‘P’	1,735,741	25,307,098
PF Main Street Core Fund ‘P’	794,612	9,543,294
PF Mid-Cap Equity Fund ‘P’	347,964	3,684,934
PF Mid-Cap Growth Fund ‘P’	194,246	1,388,858
PF Mid-Cap Value Fund ‘P’	1,944,939	18,924,259
PF Small-Cap Value Fund ‘P’	378,853	3,686,239
PF International Large-Cap Fund ‘P’	924,403	15,825,778
PF International Value Fund ‘P’	920,981	8,030,953
PF Absolute Return Fund ‘P’	1,595,978	15,066,030
PF Currency Strategies Fund ‘P’	1,003,314	9,842,507
PF Equity Long/Short Fund ‘P’	1,053,933	10,476,095
PF Global Absolute Return Fund ‘P’	2,082,727	19,077,776

Total Affiliated Mutual Funds (Cost $373,340,715)		376,766,147

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	21	21

Total Short-Term Investment (Cost $21)		21

TOTAL INVESTMENTS - 100.2% (Cost $373,340,736)		376,766,168

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(610,052)

NET ASSETS - 100.0%		$376,156,116

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.3%

PF Floating Rate Loan Fund ‘P’	2,804,133	$25,181,116
PF Inflation Managed Fund ‘P’ *	1,429,344	12,006,487
PF Managed Bond Fund ‘P’	11,285,862	116,131,520
PF Short Duration Bond Fund ‘P’	2,577,234	25,153,805
Pacific Funds Core Income ‘P’	431,075	4,427,143
Pacific Funds High Income ‘P’	2,692,993	24,964,043
PF Emerging Markets Debt Fund ‘P’	2,370,870	20,104,980
PF Comstock Fund ‘P’	1,694,171	23,548,971
PF Growth Fund ‘P’	797,765	15,237,310
PF Large-Cap Growth Fund ‘P’	1,870,580	18,219,450
PF Large-Cap Value Fund ‘P’	2,703,909	39,422,998
PF Main Street Core Fund ‘P’	1,393,549	16,736,527
PF Mid-Cap Equity Fund ‘P’	1,440,969	15,259,858
PF Mid-Cap Growth Fund ‘P’	539,874	3,860,098
PF Mid-Cap Value Fund ‘P’	3,017,912	29,364,283
PF Small-Cap Growth Fund ‘P’	222,221	2,426,649
PF Small-Cap Value Fund ‘P’	1,120,446	10,901,940
PF Emerging Markets Fund ‘P’	551,110	6,470,033
PF International Large-Cap Fund ‘P’	1,626,916	27,852,805
PF International Small-Cap Fund ‘P’	1,156,786	11,880,196
PF International Value Fund ‘P’	1,600,120	13,953,048
PF Real Estate Fund ‘P’	190,880	2,878,466
PF Absolute Return Fund ‘P’	1,915,572	18,082,998
PF Currency Strategies Fund ‘P’	1,777,825	17,440,465
PF Equity Long/Short Fund ‘P’	2,176,481	21,634,219
PF Global Absolute Return Fund ‘P’	3,053,327	27,968,470

Total Affiliated Mutual Funds (Cost $532,869,312)		551,107,878

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	22	22

Total Short-Term Investment (Cost $22)		22

TOTAL INVESTMENTS - 100.3% (Cost $532,869,334)		551,107,900

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(1,822,736)

NET ASSETS - 100.0%		$549,285,164

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Conservative
Assets	Affiliated Mutual Funds	$376,766,147	$376,766,147	$—	$—
	Short-Term Investment	21	21	—	—

	Total	$376,766,168	$376,766,168	$—	$—

Pacific Funds Portfolio Optimization Moderate-Conservative
Assets	Affiliated Mutual Funds	$551,107,878	$551,107,878	$—	$—
	Short-Term Investment	22	22	—	—

	Total	$551,107,900	$551,107,900	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION MODERATE

Schedule of Investments

December 31, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION GROWTH

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.2%

PF Floating Rate Loan Fund ‘P’	3,832,486	$34,415,724
PF Inflation Managed Fund ‘P’ *	2,957,517	24,843,142
PF Managed Bond Fund ‘P’	16,596,539	170,778,381
PF Short Duration Bond Fund ‘P’	2,118,122	20,672,865
Pacific Funds Core Income ‘P’	766,498	7,871,935
Pacific Funds High Income ‘P’	5,606,474	51,972,015
PF Emerging Markets Debt Fund ‘P’	5,368,299	45,523,175
PF Comstock Fund ‘P’	6,674,744	92,778,936
PF Growth Fund ‘P’	2,643,535	50,491,526
PF Large-Cap Growth Fund ‘P’	6,628,167	64,558,346
PF Large-Cap Value Fund ‘P’	8,316,694	121,257,401
PF Main Street Core Fund ‘P’	6,960,631	83,597,177
PF Mid-Cap Equity Fund ‘P’	5,124,234	54,265,641
PF Mid-Cap Growth Fund ‘P’	3,602,833	25,760,259
PF Mid-Cap Value Fund ‘P’	10,431,259	101,496,146
PF Small-Cap Growth Fund ‘P’	1,234,064	13,475,973
PF Small-Cap Value Fund ‘P’	7,568,924	73,645,634
PF Emerging Markets Fund ‘P’	3,395,634	39,864,743
PF International Large-Cap Fund ‘P’	6,862,401	117,484,301
PF International Small-Cap Fund ‘P’	4,829,647	49,600,478
PF International Value Fund ‘P’	6,457,677	56,310,946
PF Real Estate Fund ‘P’	1,628,771	24,561,870
PF Absolute Return Fund ‘P’	3,303,062	31,180,905
PF Currency Strategies Fund ‘P’	5,057,595	49,615,007
PF Equity Long/Short Fund ‘P’	7,957,801	79,100,538
PF Global Absolute Return Fund ‘P’	6,942,889	63,596,867

Total Affiliated Mutual Funds (Cost $1,454,709,370)		1,548,719,931

SHORT-TERM INVESTMENT - 0.0%

Money Market Fund - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	65	65

Total Short-Term Investment (Cost $65)		65

TOTAL INVESTMENTS - 100.2% (Cost $1,454,709,435)		1,548,719,996

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(2,981,772)

NET ASSETS - 100.0%		$1,545,738,224

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Inflation Managed Fund ‘P’ *	652,481	$5,480,838
PF Managed Bond Fund ‘P’	3,668,169	37,745,461
Pacific Funds High Income ‘P’	1,693,155	15,695,543
PF Emerging Markets Debt Fund ‘P’	2,526,662	21,426,096
PF Comstock Fund ‘P’	5,022,156	69,807,969
PF Growth Fund ‘P’	2,063,030	39,403,868
PF Large-Cap Growth Fund ‘P’	5,233,131	50,970,697
PF Large-Cap Value Fund ‘P’	6,040,012	88,063,378
PF Main Street Core Fund ‘P’	6,616,102	79,459,388
PF Mid-Cap Equity Fund ‘P’	7,235,028	76,618,950
PF Mid-Cap Growth Fund ‘P’	2,931,106	20,957,406
PF Mid-Cap Value Fund ‘P’	8,157,071	79,368,297
PF Small-Cap Growth Fund ‘P’	2,073,189	22,639,225
PF Small-Cap Value Fund ‘P’	8,324,125	80,993,734
PF Emerging Markets Fund ‘P’	4,416,614	51,851,046
PF International Large-Cap Fund ‘P’	6,008,002	102,856,991
PF International Small-Cap Fund ‘P’	4,214,272	43,280,572
PF International Value Fund ‘P’	5,967,364	52,035,414
PF Real Estate Fund ‘P’	1,916,397	28,899,274
PF Absolute Return Fund ‘P’	874,459	8,254,891
PF Currency Strategies Fund ‘P’	4,760,459	46,700,101
PF Equity Long/Short Fund ‘P’	4,368,716	43,425,042
PF Global Absolute Return Fund ‘P’	2,450,789	22,449,228

Total Affiliated Mutual Funds (Cost $994,538,469)		1,088,383,409

SHORT-TERM INVESTMENT - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	46	46

Total Short-Term Investment (Cost $46)		46

TOTAL INVESTMENTS - 100.1% (Cost $994,538,515)		1,088,383,455

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(1,071,005)

NET ASSETS - 100.0%		$1,087,312,450

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Moderate
Assets	Affiliated Mutual Funds	$1,548,719,931	$1,548,719,931	$—	$—
	Short-Term Investment	65	65	—	—

	Total	$1,548,719,996	$1,548,719,996	$—	$—

Pacific Funds Portfolio Optimization Growth
Assets	Affiliated Mutual Funds	$1,088,383,409	$1,088,383,409	$—	$—
	Short-Term Investment	46	46	—	—

	Total	$1,088,383,455	$1,088,383,455	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM PORTFOLIO OPTIMIZATION AGGRESSIVE-GROWTH

Schedule of Investments

December 31, 2015 (Unaudited)

PACIFIC FUNDS

PACIFIC FUNDSSM DIVERSIFIED ALTERNATIVES

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Comstock Fund ‘P’	1,546,484	$21,496,124
PF Growth Fund ‘P’	694,577	13,266,419
PF Large-Cap Growth Fund ‘P’	1,806,006	17,590,499
PF Large-Cap Value Fund ‘P’	1,905,332	27,779,735
PF Main Street Core Fund ‘P’	2,054,328	24,672,473
PF Mid-Cap Equity Fund ‘P’	2,132,803	22,586,379
PF Mid-Cap Growth Fund ‘P’	1,129,457	8,075,618
PF Mid-Cap Value Fund ‘P’	2,839,091	27,624,358
PF Small-Cap Growth Fund ‘P’	845,958	9,237,857
PF Small-Cap Value Fund ‘P’	2,686,538	26,140,019
PF Emerging Markets Fund ‘P’	1,551,693	18,216,879
PF International Large-Cap Fund ‘P’	2,233,201	38,232,407
PF International Small-Cap Fund ‘P’	1,569,786	16,121,701
PF International Value Fund ‘P’	2,187,082	19,071,354
PF Real Estate Fund ‘P’	791,099	11,929,772
PF Currency Strategies Fund ‘P’	701,765	6,884,310
PF Equity Long/Short Fund ‘P’	1,104,714	10,980,861
PF Global Absolute Return Fund ‘P’	361,250	3,309,047

Total Affiliated Mutual Funds (Cost $280,416,733)		323,215,812

SHORT-TERM INVESTMENT - 0.0%

BlackRock Liquidity Funds T-Fund Portfolio	12	12

Total Short-Term Investment (Cost $12)		12

TOTAL INVESTMENTS - 100.1% (Cost $280,416,745)		323,215,824

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(358,369)

NET ASSETS - 100.0%		$322,857,455

	Shares	Value
AFFILIATED MUTUAL FUNDS - 100.1%

PF Inflation Managed Fund ‘P’ *	17,376	$145,959
Pacific Funds Floating Rate Income ‘P’	53,509	519,570
PF Emerging Markets Debt Fund ‘P’	58,067	492,411
PF Emerging Markets Fund ‘P’	33,282	390,729
PF International Small-Cap Fund ‘P’	28,790	295,670
PF Real Estate Fund ‘P’	18,364	276,934
PF Absolute Return Fund ‘P’	65,554	618,827
PF Currency Strategies Fund ‘P’	118,938	1,166,784
PF Equity Long/Short Fund ‘P’	55,489	551,558
PF Global Absolute Return Fund ‘P’	137,194	1,256,701

Total Affiliated Mutual Funds (Cost $5,907,618)		5,715,143

TOTAL INVESTMENTS - 100.1% (Cost $5,907,618)		5,715,143

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(5,900)

NET ASSETS - 100.0%		$5,709,243

Notes to Schedule of Investments

(a)	The funds’ investments are affiliated mutual funds (See Note 5 in Supplemental Notes to Schedules of Investments).

(b)	Fair Value Measurements

The following is a summary of the funds’ investments as categorized under the three-tier hierarchy of inputs used in valuing the funds’ assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Funds Portfolio Optimization Aggressive-Growth
Assets	Affiliated Mutual Funds	$323,215,812	$323,215,812	$—	$—
	Short-Term Investment	12	12	—	—

	Total	$323,215,824	$323,215,824	$—	$—

Pacific Funds Diversified Alternatives
Assets	Affiliated Mutual Funds	$5,715,143	$5,715,143	$—	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
CONVERTIBLE PREFERRED STOCKS - 0.0%

Consumer Discretionary - 0.0%

Education Management Corp Series A1 0.000% * +	1,358	$18,238

Total Convertible Preferred Stocks (Cost $964)		18,238

COMMON STOCKS - 0.1%

Consumer Discretionary - 0.0%

Education Management Corp +	1,220,450	—

Health Care - 0.1%

Millennium Health LLC +	7,653	66,428

Total Common Stocks (Cost $67,121)		66,428

	Principal Amount
SENIOR LOAN NOTES - 93.6%

Consumer Discretionary - 23.8%

99 Cents Only Stores Tranche B-2 4.500% due 01/11/19 §	$187,132	123,507
Acosta Inc Term B 4.250% due 09/26/21 §	398,000	380,488
Affinia Group Inc Tranche B-2 4.750% due 04/27/20 §	424,355	424,753
Altice France SA Term B-5 4.563% due 07/29/22 §	50,000	48,000
Amaya Holdings BV Term B (1st Lien) 5.000% due 08/01/21 §	564,849	529,075
AMC Entertainment Inc 4.000% due 12/15/22 §	199,500	199,999
Ancestry.com Inc 5.000% due 08/29/22 §	299,250	298,128
Answers Corp (1st Lien) 6.250% due 10/01/21 §	148,500	101,722
Ascena Retail Group Inc Tranche B 5.250% due 08/21/22 §	200,000	188,000
Ascend Learning LLC (1st Lien) 5.500% due 07/31/19 §	666,450	665,061
Asurion LLC
(2nd Lien)
8.500% due 03/03/21 §	125,000	107,266
Tranche B-1
5.000% due 05/24/19 §	468,509	443,034
Tranche B-4
5.000% due 08/04/22 §	597,000	551,728
Auction.Com LLC 6.000% due 05/12/19 §	124,062	122,977
Bass Pro Group LLC 4.000% due 06/05/20 §	248,125	239,130
Block Communications Inc Term B 4.000% due 11/07/21 §	24,687	24,502
Caesars Entertainment Operating Co Inc Term B-6 1.500% due 03/01/17 § Ω	217,047	191,002
Campaign Monitor Finance Property Ltd 6.250% due 03/18/21 §	97,572	96,108
Charter Communications Operating LLC Term I 3.500% due 01/23/23 §	250,000	249,812

	Principal Amount	Value
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	$49,875	$47,194
ClubCorp Club Operations Inc Term B due 12/15/22 µ	175,000	174,344
Cumulus Media Holdings Inc 4.250% due 12/23/20 §	540,607	411,762
David’s Bridal Inc 5.250% due 10/11/19 §	71,658	60,050
Dayco Products LLC 5.250% due 12/12/19 §	296,480	294,071
Education Management II LLC
Tranche A
5.500% due 07/02/20 § +	101,866	46,838
Tranche B
8.500% due 07/02/20 § +	175,432	43,332
Entravision Communications Corp Tranche B 3.500% due 05/31/20 §	90,000	87,900
Extreme Reach Inc (1st Lien) 6.750% due 02/07/20 §	84,133	82,976
Fender Musical Instruments Corp 5.750% due 04/03/19 §	26,500	26,226
Getty Images Inc 4.750% due 10/18/19 §	953,668	604,983
Go Daddy Operating Co LLC 4.250% due 05/13/21 §	554,783	552,240
Horizon Global Corp Term B 7.000% due 06/30/21 §	48,750	47,044
Hubbard radio LLC 4.250% due 05/27/22 §	69,167	64,498
iHeartCommunications Inc
Tranche D
7.174% due 01/30/19 §	367,529	259,108
Tranche E
7.924% due 07/30/19 §	118,204	83,432
J.Crew Group Inc 4.000% due 03/05/21 §	394,000	256,264
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	534,701	499,945
KC MergerSub Inc (1st Lien) 6.000% due 08/12/22 §	99,750	97,256
Landry’s Inc 4.000% due 04/30/18 §	7,407	7,380
Laureate Education Inc 5.000% due 06/15/18 §	287,926	241,857
McGraw-Hill Global Education Holdings LLC Term B 4.750% due 03/22/19 §	83,238	82,302
MediArena Acquisition BV Term B (1st Lien) 6.750% due 08/13/21 §	198,120	177,318
Michaels Stores Inc
4.000% due 01/28/20 §	101,379	100,951
Term B
3.750% due 01/28/20 §	316,875	313,944
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	879,598	875,475
Nord Anglia Education Finance LLC 5.000% due 03/31/21 §	494,975	482,601
Party City Holdings Inc 4.250% due 08/06/22 §	274,313	267,026
Pilot Travel Centers LLC Tranche B 3.750% due 10/01/21 §	199,985	200,735
Pinnacle Entertainment Inc Tranche B-2 3.750% due 08/13/20 §	34,347	34,295
ProQuest LLC 5.750% due 10/24/21 §	99,249	97,512
Savers Inc 5.000% due 07/09/19 §	99,742	81,228
Scientific Games International Inc 6.000% due 10/18/20 §	123,750	113,386

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Scientific Games Term B-2 6.000% due 10/01/21 §	$ 465,500	$ 429,307
Serta Simons Holdings LLC Term B 4.250% due 10/01/19 §	939,808	936,872
Springer Science Business Media 2 GmbH Term B9 (Germany) 4.750% due 08/14/20 §	347,375	333,914
SRAM LLC Term B 4.016% due 04/04/20 §	190,786	158,352
Steinway Musical Instruments Inc (1st Lien) 4.750% due 09/19/19 §	293,274	291,991
SurveyMonkey.com LLC 6.250% due 02/07/19 §	494,911	486,250
The Goodyear Tire & Rubber Co (2nd Lien) 3.750% due 04/30/19 §	712,500	713,978
The Men’s Wearhouse Inc Tranche B 4.500% due 06/18/21 §	125,318	111,638
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	389,024	345,381
The Servicemaster Co LLC 4.250% due 07/01/21 §	496,231	493,130
TI Group Automotive Systems LLC 4.500% due 06/30/22 §	150,000	147,000
Town Sports International LLC 4.500% due 11/15/20 §	141,207	57,189
Toys ‘R’ US Property Co I LLC 6.000% due 08/21/19 §	471,635	426,043
Travelport Finance SARL (Luxembourg) 5.750% due 09/08/20 §	302,273	296,542
TWCC Holding Corp
(2nd Lien)
7.000% due 06/26/20 §	100,000	99,844
Term B-1
5.750% due 02/11/17 §	347,403	347,566
Univision Communications Inc (1st Lien) 4.000% due 03/01/20 §	558,859	548,264
Wash MultiFamily Acquisition Inc (1st Lien)
4.250% due 04/30/22 §	21,221	20,730
4.250% due 05/16/22 §	3,716	3,630
Weight Watchers International Inc Tranche B-2 4.000% due 04/02/20 §	753,688	554,902
Zuffa LLC 3.750% due 02/25/20 §	491,145	479,848

		19,082,136

Consumer Staples - 9.1%

AdvancePierre Foods Inc (1st Lien) 5.750% due 07/10/17 §	438,406	438,297
Albertson’s LLC Term B-2 5.500% due 03/21/19 §	1,214,822	1,210,350
Charger OpCo BV Term B-1 (Netherlands) 4.250% due 07/02/22 §	291,000	289,364
Clearwater Seafoods Ltd Partnership Term B 4.750% due 06/26/19 §	426,723	425,478
Coty Inc
3.750% due 10/21/22 §	75,000	75,047
due 10/22/22 µ	175,000	173,797
Del Monte Foods Inc (1st Lien) 4.255% due 02/18/21 §	397,975	383,382
Dole Food Co Inc Tranche B 4.500% due 11/01/18 §	525,512	522,884
Flavors Holdings Inc Tranche B (1st Lien) 6.750% due 04/03/20 §	93,750	83,906
High Liner Foods Inc (Canada) 4.250% due 04/24/21 §	98,250	97,022
JBS USA LLC 4.000% due 10/30/22 §	75,000	73,944
NBTY Inc Term B-2 3.500% due 10/01/17 §	312,394	305,854

	Principal Amount	Value
Post Holdings Inc 3.750% due 06/02/21 §	$ 17,790	$ 17,783
Reynolds Group Holdings 4.500% due 12/01/18 §	566,389	561,566
Spectrum Brands Inc 3.663% due 06/23/22 §	211,539	211,085
Supervalu Inc 4.500% due 03/21/19 §	1,448,327	1,431,354
The Sun Products Corp Tranche B 5.500% due 03/23/20 §	266,932	250,917
US Foods Inc 4.500% due 03/31/19 §	746,872	740,804

		7,292,834

Energy - 6.6%

Alpha Natural Resources Inc Term B 3.500% due 05/22/20 * § Ω	73,312	32,930
Arch Coal Inc 6.250% due 05/16/18 §	386,203	178,297
Bronco Midstream Funding LLC 5.000% due 08/17/20 §	935,689	771,944
CITGO Holding Inc 9.500% due 05/12/18 §	130,918	130,754
CITGO Petroleum Corp Term B 4.500% due 07/29/21 §	1,012,187	981,822
Drillships Ocean Ventures Inc 5.500% due 07/25/21 §	148,125	71,100
Energy Transfer Equity LP
3.250% due 12/02/19 §	225,000	203,250
4.000% due 12/02/19 §	46,471	42,375
Fieldwood Energy LLC
3.875% due 10/01/18 §	1,109,631	760,097
(2nd Lien)
8.375% due 09/30/20 §	200,000	31,500
MEG Energy Corp (Canada) 3.750% due 03/31/20 §	1,047,670	919,330
Samson Investment Co Tranche 1 (2nd Lien) 6.500% due 09/25/18 * § Ω	100,000	5,000
Seadrill Operating LP 4.000% due 02/21/21 §	490,307	202,865
Sheridan Investment Partners I LLC Tranche B-2 4.250% due 10/01/19 §	443,112	261,436
Sheridan Investment Partners II LP 4.250% due 12/11/20 §	413,078	240,618
4.250% due 12/16/20 §	21,430	12,483
Term A2 4.250% due 12/11/20 §	57,462	33,472
Sheridan Production Partners I-A LP Tranche B-2 4.250% due 10/01/19 §	58,716	34,642
Sheridan Production Partners I-M LP Tranche B-2 4.250% due 10/01/19 §	35,864	21,160
Targa Resources Corp 5.750% due 02/27/22 §	37,209	36,186
Tervita Corp 6.250% due 05/15/18 §	447,466	348,277

		5,319,538

Financials - 8.1%

Alliant Holdings I LLC 4.500% due 08/12/22 §	223,875	219,607
Altisource Solutions SARL Term B 4.500% due 12/09/20 §	257,841	225,611
American Beacon Advisors Inc Term B 5.500% due 03/15/22 §	49,750	49,284
Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	121,437	121,372
Armor Holding II LLC (1st Lien) 5.750% due 06/26/20 §	494,842	480,925

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
AssuredPartners Capital Inc (1st Lien) 5.750% due 10/21/22 §	$ 75,000	$ 74,719
Citco Funding LLC 4.250% due 06/29/18 §	526,012	523,163
Corporate Capital Trust Inc Term B 4.000% due 05/20/19 §	221,556	218,920
DTZ Worldwide Ltd 4.250% due 11/04/21 §	248,750	243,153
Guggenheim Partners Investment Management Holdings LLC 4.250% due 07/22/20 §	1,257,728	1,252,487
Hamilton Lane Advisors LLC 4.250% due 07/08/22 §	49,875	49,626
Harbourvest Partners LP 3.250% due 02/04/21 §	301,682	300,174
ION Trading Technologies SARL Tranche B-1 (Luxembourg) 4.250% due 06/10/21 §	203,901	197,784
IPC Corp Term B-1 (1st Lien) 5.500% due 08/06/21 §	248,125	234,478
LPL Holdings Inc Tranche B 4.750% due 11/21/22 §	500,000	500,625
MCS AMS Sub-Holdings LLC 7.500% due 10/15/19 §	65,156	53,428
NXT Capital Inc 6.250% due 05/29/20 §	74,429	74,427
Ocwen Loan Servicing LLC 5.500% due 02/15/18 §	357,148	357,260
PGX Holdings Inc (1st Lien) 5.750% due 09/29/20 §	235,015	233,840
RCS Capital Corp (1st Lien) 7.500% due 04/29/19 § +	226,096	158,267
Salient Partners LP 7.500% due 06/09/21 §	98,500	95,545
USI Inc 4.250% due 12/27/19 §	297,716	287,761
Walker & Dunlop Inc 5.250% due 12/20/20 §	271,206	271,884
Walter Investment Management Corp Tranche B 4.750% due 12/18/20 §	267,584	231,794

		6,456,134

Health Care - 12.4%

Acadia Healthcare Co Inc Tranche B 4.250% due 02/11/22 §	24,750	24,812
ADMI Corp 5.500% due 04/29/22 §	49,750	49,771
Alere Inc Term B 4.250% due 06/20/22 §	185,453	184,128
AMAG Pharmaceuticals Inc 4.750% due 08/17/21 §	98,750	95,355
Amneal Pharmaceuticals LLC Term B 4.501% due 11/01/19 §	501,177	492,093
Ardent Legacy Acquisitions Inc 6.500% due 08/04/21 §	49,875	49,626
Auris Luxembourg III SARL Facility B4 4.250% due 01/17/22 §	99,251	98,858
Aveta Inc 9.750% due 12/30/17 §	46,847	25,766
Carecore National LLC 5.500% due 03/05/21 §	470,028	401,874
CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	340,853	332,811
Term H
4.000% due 01/27/21 §	627,164	617,168
CPI Buyer LLC (1st Lien) 5.500% due 08/16/21 §	296,622	285,499
Endo Luxembourg Finance Co I SARL Term B (Luxembourg) 3.750% due 06/27/22 §	300,000	296,563

	Principal Amount	Value
Envision Healthcare Corp Tranche B-2 4.500% due 10/28/22 §	$ 500,000	$ 498,594
Global Healthcare Exchange LLC 5.500% due 08/15/22 §	99,750	99,158
Great Batch Term B 5.250% due 10/27/22 §	100,000	99,469
Horizon Pharma Inc 4.500% due 05/07/21 §	174,188	163,301
Indivior Finance SARL (United Kingdom) 7.000% due 12/19/19 §	142,500	135,019
InVentiv Health Inc Term B-4 7.750% due 05/15/18 §	963,957	951,104
JLL/Delta Dutch Newco BV 4.250% due 03/11/21 §	492,500	475,878
Kindred Healthcare Inc 4.250% due 04/09/21 §	1,186,950	1,145,407
MMM Holdings Inc 9.750% due 12/12/17 §	64,439	35,441
National Mentor Holdings Inc Tranche B 4.250% due 01/31/21 §	49,125	47,876
New Millennium Holdco Inc 7.500% due 12/21/20 § +	261,972	239,730
Onex Carestream Finance LP (1st Lien) 5.000% due 06/07/19 §	911,427	838,893
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	422,875	411,986
Physio-Control International Inc Term B (1st Lien) 5.500% due 06/06/22 §	50,000	49,187
Radnet Management Inc Tranche B 4.271% due 10/10/18 §	24,013	23,833
RCHP Inc Term B-2 6.000% due 04/23/19 §	296,985	293,520
Steward Health Care System LLC 6.750% due 04/10/20 §	489,950	477,701
Truven Health Analytics Inc Term B 4.500% due 05/31/19 §	193,525	185,784
Valeant Pharmaceuticals Series F-1 Tranche B 4.000% due 04/01/22 §	792,500	765,588

		9,891,793

Industrials - 12.0%

Accudyne Industries LLC 4.000% due 12/13/19 §	670,858	574,143
AlixPartners LLP 4.500% due 07/15/22 §	74,812	74,345
Ameriforge Group Inc (1st Lien) 5.000% due 12/19/19 §	368,261	114,161
CPG International Inc 4.750% due 09/30/20 §	295,466	279,215
CPM Acquisition Corp (1st Lien) 6.000% due 04/11/22 §	49,750	49,470
CSC Holdings LLC 5.000% due 10/09/22 §	375,000	374,967
Doosan Infracore International Inc Tranche B 4.500% due 05/28/21 §	1,122,633	1,108,600
Dynacast International LLC Term B-1 (1st Lien) 4.500% due 01/28/22 §	74,438	72,577
EnergySolutions LLC 6.750% due 05/29/20 §	117,232	90,855
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	740,535	729,427
Floatel Delaware LLC 6.000% due 06/27/20 §	147,375	66,687
Gardner Denver Inc 4.250% due 07/30/20 §	1,084,886	980,466
Gates Global LLC 4.250% due 07/06/21 §	890,482	837,795
Generac Power Systems Inc Term B 3.500% due 05/31/20 §	159,000	155,919

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Granite Acquisition Inc
Term B (1st Lien)
5.000% due 12/17/21 §	$ 355,603	$ 319,599
Term C (1st Lien)
5.000% due 12/17/21 §	15,805	14,204
IG Investments Holdings LLC Tranche B 6.000% due 10/31/21 §	220,163	219,062
John Maneely Co 4.750% due 04/01/17 §	862,376	837,583
Kenan Advantage Group Holdings Corp
due 07/21/22 µ	4,787	4,727
4.000% due 07/29/22 §	45,099	44,536
Merrill Communications LLC 6.250% due 06/01/22 §	74,551	68,215
Milacron LLC 4.500% due 09/28/20 §	165,068	163,727
Pelican Products Inc (1st Lien) 5.250% due 04/10/20 §	184,329	181,334
Rexnord LLC Term B 4.000% due 08/21/20 §	1,055,749	1,025,837
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	372,188	367,369
Stena International SA (Sweden) 4.000% due 03/03/21 §	221,063	187,903
Tank Holding Corp 5.250% due 03/16/22 §	111,206	109,677
Tecomet Inc (1st Lien) 5.750% due 12/03/21 §	148,500	136,620
Transdigm Inc
Term C
3.750% due 02/28/20 §	152,493	149,295
Tranche D
3.750% due 06/04/21 §	246,250	240,453
VAT Lux III SARL (Switzerland) 4.250% due 02/11/21 §	39,006	38,592

		9,617,360

Information Technology - 9.4%

Ceridian HCM Holding Inc 4.500% due 09/15/20 §	73,439	63,065
Commscope Inc Tranche 5 3.827% due 12/29/22 §	99,750	99,267
CompuCom Systems Inc Term B 4.250% due 05/09/20 §	204,542	130,907
Dell International LLC Term B-2 4.000% due 04/29/20 §	696,500	693,162
EIG Investors Corp (1st Lien) 5.000% due 11/09/19 §	984,329	961,566
Evergreen (1st Lien) 5.750% due 04/28/21 §	692,240	539,947
Excelitas Technologies Corp Term B 6.000% due 11/02/20 §	234,839	209,887
First Data Corp
3.918% due 09/24/18 §	200,000	197,775
4.168% due 07/08/22 §	100,000	98,679
Term C1 3.918% due 03/23/18 §	623,620	616,605
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	680,259	641,853
Informatica Corp 4.500% due 08/05/22 §	275,000	265,318
Kronos Acquisition Intermediate Inc 6.000% due 08/26/22 §	149,625	144,014
Lattice Semiconductor Corp 5.250% due 03/10/21 §	223,313	212,147
MA Financeco LLC Tranche B 5.250% due 11/19/21 §	131,603	130,419
Tranche C 4.500% due 11/20/19 §	142,500	141,223

	Principal Amount	Value
Match Group Inc Term B-1 5.500% due 11/16/22 §	$ 100,000	$ 99,250
Mitel US Holdings Inc 5.500% due 04/29/22 §	99,500	98,671
NXP BV Tranche B (Netherlands) 3.750% due 12/07/20 §	175,000	174,453
Opal Acquisition Inc (1st Lien) 5.000% due 11/20/20 §	220,814	186,864
RP Crown Parent LLC (1st Lien) 6.000% due 12/21/18 §	431,689	386,362
Smart Technologies ULC Term B (Canada) 10.500% due 01/31/18 § +	20,781	20,102
SS&C European Holdings SARL
Term B-1
3.792% due 07/08/22 §	232,735	231,571
Term B-2
4.018% due 07/08/22 §	34,978	34,803
SunEdison Semiconductor BV 6.500% due 05/27/19 §	99,376	98,382
Sybil Finance BV (Netherlands) 4.250% due 03/20/20 §	615,231	612,668
Wall Street Systems Delaware Inc 4.500% due 04/30/21 §	446,429	441,592

		7,530,552

Materials - 8.0%

ANGUS Chemical Term B-1 4.500% due 02/02/22 §	58,289	57,451
Axalta Coating Systems Dutch Holding BV Term B 3.750% due 02/01/20 §	310,815	308,762
AZ Chem US Inc (1st Lien) 4.500% due 06/11/21 §	633,251	632,592
Berry Plastics Corp
Term E
3.750% due 01/06/21 §	90,611	89,497
Term F
4.000% due 10/03/22 §	97,369	96,718
Chemours Co Tranche B 3.750% due 05/12/22 §	124,375	114,425
Chesapeake Finance 2 Ltd Tranche B 4.250% due 09/30/20 §	39,815	38,720
Fairmount Minerals Ltd Tranche B-2 4.500% due 09/05/19 §	739,312	370,580
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	1,292,526	970,291
Gemini HDPE LLC 4.750% due 08/06/21 §	345,876	343,715
Headwaters Inc Term B 4.500% due 03/24/22 §	24,875	24,927
Hilex Novolex (1st Lien) 6.000% due 12/05/21 §	496,250	496,457
Ineos US Finance LLC 4.250% due 03/31/22 §	99,250	96,059
MacDermid Inc
Tranche B (1st Lien)
5.500% due 06/07/20 §	669,000	649,069
Tranche B-2
5.500% due 06/07/20 §	74,250	71,930
Murray Energy Corp
Term B-1
7.000% due 04/17/17 §	49,721	39,963
Term B-2
7.500% due 04/16/20 §	273,601	176,336
Neenah Foundry Co 6.750% due 04/26/17 §	60,224	59,923
NM Z Parent Inc 5.750% due 06/27/22 §	248,750	246,573
Noranda Aluminum Term B 5.750% due 02/28/19 §	120,313	61,259

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Oxea SARL Tranche B-2 (1st Lien) 4.250% due 01/15/20 §	$ 73,500	$ 71,019
Polyone Corp 3.750% due 11/11/22 §	50,000	49,937
Sonneborn Dutch Holdings BV (Netherlands) 4.750% due 12/10/20 §	74,442	74,116
Summit Materials LLC 4.250% due 07/15/22 §	74,625	73,949
Trinseo Materials Operating SCA Term B 4.250% due 10/13/21 §	646,750	638,666
Tronox Inc Term B 4.500% due 03/19/20 §	598,954	534,192

		6,387,126

Telecommunication Services - 2.8%

Intelsat Jackson Holdings SA Tranche B-2 (Luxembourg) 3.750% due 06/30/19 §	1,000,000	948,500
Syniverse Holdings Inc Tranche B 4.000% due 04/23/19 §	371,190	275,609
T-Mobile USA Inc 3.500% due 11/09/22 §	1,000,000	1,001,108
TNS Inc (1st Lien) 5.000% due 02/14/20 §	28,991	28,629

		2,253,846

Utilities - 1.4%

Calpine Corp 3.500% due 05/27/22 §	373,125	355,518
La Frontera 4.500% due 09/30/20 §	484,737	460,904
Longview Power LLC Term B 7.000% due 04/13/21 §	49,875	43,641
TPF II LC LLC 5.500% due 10/02/21 §	196,730	192,796
Viva Alamo LLC 5.250% due 02/22/21 §	74,059	57,211

		1,110,070

Total Senior Loan Notes (Cost $81,218,271)		74,941,389

	Shares	Value
SHORT-TERM INVESTMENT - 6.4%

Money Market Fund - 6.4%

BlackRock Liquidity Funds T-Fund Portfolio	5,153,553	$ 5,153,553

Total Short-Term Investment (Cost $5,153,553)		5,153,553

TOTAL INVESTMENTS - 100.1% (Cost $86,439,909)		80,179,608

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(87,143)

NET ASSETS - 100.0%		$80,092,465

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $592,935 or 0.7% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	Investments with a total aggregate value of $228,932 or 0.3% of the fund’s net assets were in default as of December 31, 2015.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Convertible Preferred Stocks (1)	$18,238	$—	$—	$18,238
	Common Stocks (1)	66,428	—	—	66,428
	Senior Loan Notes	74,941,389	—	72,868,021	2,073,368
	Short-Term Investment	5,153,553	5,153,553	—	—

	Total	$80,179,608	$5,153,553	$72,868,021	$2,158,034

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF FLOATING RATE LOAN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2015:

	Convertible Preferred Stocks	Common Stocks	Senior Loan Notes	Total
Value, Beginning of Period	$—	$—	$302,670	$302,670
Purchases	964	67,121	513,809	581,894
Sales (Includes Paydowns)	—	—	(60,772)	(60,772)
Accrued Discounts (Premiums)	—	—	318	318
Net Realized Gains (Losses)	—	—	(6,820)	(6,820)
Change in Net Unrealized Appreciation (Depreciation)	17,274	(693)	(28,527)	(11,946)
Transfers In	—	—	1,352,690	1,352,690
Transfers Out	—	—	—	—

Value, End of Period	$18,238	$66,428	$2,073,368	$2,158,034

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Period, if Applicable	$17,274	($693)	($28,527)	($11,946)

Additional information about Level 3 fair value measurements as of December 31, 2015 was as follows:

	Value at 12/31/15	Valuation Technique(s)	Unobservable Input(s)	Range	Weighted Average
Convertible Preferred Stocks	$18,238	Weighted Probability Average	Discount for lack of marketability	30.0%	N/A
			Probability of default	35.0% - 55.0%	45.0%
			Projected revenue growth	(22.8%) - 6.5%	(3.2%	)
			Projected EBITDA growth	1.3% - 7.6%	5.6%
			EBITDA Multiple	2.8 - 9.6	5.0

Common Stocks	66,428	Weighted Probability Average	Discount for lack of marketability	30.0% - 50.0%	40.0%
			Probability of default	35.0% - 55.0%	45.0%
			Projected revenue growth	(22.8%) - 6.5%	(3.2%	)
			Projected EBITDA growth	1.3% - 7.6%	5.6%
			EBITDA Multiple	2.8 - 9.6	5.0

		Discounted Cash Flow	Discount for lack of marketability	20.0% - 40.0%	30.0%
			Discount rate	7.1% - 7.1%	7.1%
			Projected revenue growth	(27.2%) - 3.8%	2.6%
			Projected EBITDA Multiple	32.4% - 43.7%	35.8%
			EBITDA Multiple	6.4 - 11.8	6.4

Senior Loan Notes	508,269	Weighted Probability Average	Discount for lack of marketability	0.0% - 50.0%	30.0%
			Probability of default	35.0% - 55.0%	45.0%
			Estimated liquidation value	0.0% - 46.5%	7.7%

		Demand Yield	Discount for lack of marketability	20.0% - 40.0%	30.0%
			Spread to LIBOR	3.5% - 10.3%	9.8%
			Projected EBITDA margin	3.9% - 3.9%	3.9%
			EBITDA Multiple	7.2 - 9.9	7.5

A significant increase in the discount for lack of marketability, probability of default, or spread to LIBOR could result in a decrease to the fair value measurement. A significant increase in estimated liquidation value, projected revenue growth, projected EBITDA growth/margin, or EBITDA multiples could result in an increase to the fair value measurement. Conversely, significant movements in the opposite direction in each of these unobservable inputs could have the inverse effect on the fair value measurement.

Weighted Probability Average: In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a senior loan note, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Factors in this model may include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale and are probability weighted based on analysis.

Demand Yield: In fair valuing a senior loan note, the investment adviser utilizes one or more of the valuation techniques to assess the likelihood that the borrower will make a full repayment of the loan underlying such senior loan note relative to yields on other senior loan notes issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the senior loan note.

All other significant unobservable inputs with a total aggregate value of $1,565,099 in senior loan notes were provided by a vendor-priced single broker quote or a single broker quote.

During the nine-month period ended December 31, 2015, investments with a total aggregate value of $90,170 were transferred from Level 2 to Level 3 due to the investments being priced using a probability weighted average fair value versus an evaluated vendor price. During the same period, investments (senior loan notes) with a total aggregate value of $1,242,418 were transferred from Level 2 to Level 3 due to the investments being priced pursuant to broker quotes that have unobservable market inputs versus being priced using a multiple broker quoted vendor price. Also during the same period, an investment with a value of $20,102 was transferred from Level 2 to Level 3 due to investment being priced using a demand yield or discounted cash flow model which is based on pricing the investment using proxy or referenced securities and other market unobservable inputs versus previously using multiple broker quoted vendor prices.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.5%

Energy - 0.1%

California Resources Corp 5.500% due 09/15/21	$23,000	$7,360
8.000% due 12/15/22 ~	61,600	32,571

		39,931

Financials - 3.2%

Bank of America NA 1.750% due 06/05/18	300,000	298,419
Barclays Bank PLC (United Kingdom) 7.625% due 11/21/22	200,000	228,125
Barclays PLC (United Kingdom) 6.500% due 12/29/49 §	EUR 200,000	220,693
Intesa Sanpaolo SPA (Italy) 3.125% due 01/15/16	$100,000	100,051
LBG Capital No.2 PLC (United Kingdom) 15.000% due 12/21/19 ~	GBP 190,000	381,216
Lloyds Bank PLC (United Kingdom) 1.750% due 05/14/18	$100,000	99,858
Navient Corp 6.250% due 01/25/16	200,000	200,480
The Goldman Sachs Group Inc 1.712% due 09/15/20 §	100,000	100,330

		1,629,172

Health Care - 0.3%

Medtronic Inc 4.625% due 03/15/45	150,000	155,029

Industrials - 0.8%

Hellenic Railways Organization SA (Greece) 4.028% due 03/17/17	EUR 100,000	101,068
International Lease Finance Corp 6.750% due 09/01/16 ~	$100,000	102,875
7.125% due 09/01/18 ~	200,000	219,750

		423,693

Information Technology - 0.1%

Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	35,000	34,987
2.850% due 10/05/18 ~	35,000	35,010

		69,997

Total Corporate Bonds & Notes (Cost $2,435,794)		2,317,822

MORTGAGE-BACKED SECURITIES - 4.3%

Collateralized Mortgage Obligations - Commercial - 0.4%

JP Morgan Chase Commercial Mortgage Securities Trust 5.336% due 05/15/47 "	104,786	106,790
Morgan Stanley Capital I Trust 6.114% due 06/11/49 " §	83,514	86,838

		193,628

Collateralized Mortgage Obligations - Residential - 3.9%

Banc of America Funding Trust 0.622% due 07/20/36 " §	340,308	319,804
Banc of America Mortgage Trust 2.748% due 07/25/35 " §	83,898	80,089
Bear Stearns Adjustable Rate Mortgage Trust 2.320% due 08/25/35 " §	11,553	11,685
2.680% due 03/25/35 " §	38,853	39,028
2.924% due 03/25/35 " §	9,948	10,083

	Principal Amount	Value
Citigroup Mortgage Loan Trust Inc 2.430% due 09/25/35 " §	$18,060	$18,102
2.650% due 09/25/35 " §	15,859	15,963
Countrywide Home Loan Mortgage Pass-Through Trust 2.419% due 01/19/34 " §	35,675	33,589
Fannie Mae 0.772% due 07/25/37 " §	104,116	104,638
0.802% due 07/25/37 " §	103,258	103,948
0.862% due 05/25/36 " §	88,128	88,492
0.867% due 02/25/37 " §	25,490	25,563
1.102% due 02/25/41 " §	197,372	199,607
First Horizon Mortgage Pass-Through Trust 2.612% due 06/25/35 " §	46,559	45,377
GSR Mortgage Loan Trust 2.806% due 09/25/35 " §	32,084	32,906
JP Morgan Mortgage Trust 2.712% due 06/25/35 " §	74,517	73,866
Merrill Lynch Mortgage Investors Trust 2.239% due 12/25/34 " §	98,818	99,307
New York Mortgage Trust 2.671% due 05/25/36 " §	360,562	328,967
Reperforming Loan REMIC Trust 0.762% due 06/25/35 " § ~	12,902	11,319
Residential Accredit Loans Inc Trust 0.602% due 06/25/46 " §	114,913	49,120
Structured Adjustable Rate Mortgage Loan Trust 0.672% due 02/25/35 " §	28,824	25,073
Structured Asset Mortgage Investments II Trust 0.632% due 05/25/46 " §	100,747	79,449
Wells Fargo Mortgage Backed Securities Trust 2.735% due 10/25/35 " §	209,674	211,064

		2,007,039

Total Mortgage-Backed Securities (Cost $2,061,457)		2,200,667

ASSET-BACKED SECURITIES - 4.6%

Bear Stearns Asset-Backed Securities Trust 2.522% due 03/25/35 " §	300,000	282,507
Elm CLO Ltd (Cayman) 1.715% due 01/17/23 " § ~	588,058	589,850
Freddie Mac Structured Pass-Through Securities 0.702% due 09/25/31 " §	1,500	1,483
Hillmark Funding Ltd CLO (Cayman) 0.628% due 05/21/21 " § ~	526,488	517,170
Park Place Securities Inc Asset - Backed Pass-Through Certificates 1.442% due 12/25/34 " §	12,067	12,105
SLM Student Loan Trust 0.132% due 12/15/23 " §	EUR 934,904	960,522
Wood Street II BV CLO (Netherlands) 0.280% due 03/29/21 " § ~	$18,436	20,028

Total Asset-Backed Securities (Cost $2,662,608)		2,383,665

U.S. TREASURY OBLIGATIONS - 112.5%

U.S. Treasury Bonds - 0.7%

2.500% due 02/15/45	20,000	17,913
3.000% due 05/15/45	360,000	357,756

		375,669

U.S. Treasury Inflation Protected Securities - 111.6%

0.125% due 04/15/17 ^	1,696,367	1,693,149
0.125% due 04/15/18 ^	9,990,522	9,970,591
0.125% due 04/15/19 ^	5,602,910	5,568,609
0.125% due 04/15/20 ^	1,807,804	1,784,787

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
0.125% due 01/15/22 ^	$1,786,394	$1,730,984
0.125% due 07/15/22 ^	879,104	852,250
0.125% due 01/15/23 ^	1,895,936	1,817,397
0.125% due 07/15/24 ^	1,091,799	1,036,450
0.250% due 01/15/25 ^	1,340,541	1,278,624
0.375% due 07/15/23 ^	4,611,264	4,503,361
0.375% due 07/15/25 ^	702,051	679,076
0.625% due 07/15/21 ^	8,262,686	8,316,038
0.625% due 01/15/24 ^	1,722,651	1,702,473
0.625% due 02/15/43 ^	279,310	236,030
0.750% due 02/15/42 ^	610,485	535,600
0.750% due 02/15/45 ^	646,406	562,669
1.125% due 01/15/21 ^	913,290	941,532
1.250% due 07/15/20 ^	861,550	895,981
1.375% due 07/15/18 ^	661,764	685,118
1.375% due 02/15/44 ^	3,275,837	3,327,785
1.625% due 01/15/18 ^	919,577	948,317
1.750% due 01/15/28 ^	476,818	520,661
2.000% due 01/15/26 ^	1,198,310	1,330,603
2.125% due 02/15/40 ^	110,039	129,399
2.125% due 02/15/41 ^	108,606	128,422
2.375% due 01/15/17 ^	507,129	519,727
2.375% due 01/15/25 ^	441,616	501,783
2.375% due 01/15/27 ^	2,394,121	2,766,115
2.500% due 07/15/16 ^	471,080	478,773
2.500% due 01/15/29 ^	819,749	970,672
3.375% due 04/15/32 ^	200,990	271,760
3.625% due 04/15/28 ^	514,675	672,507
3.875% due 04/15/29 ^	303,820	412,568

		57,769,811

U.S. Treasury Notes - 0.2%

1.625% due 06/30/20	100,000	99,628

Total U.S. Treasury Obligations (Cost $59,751,515)		58,245,108

FOREIGN GOVERNMENT BONDS & NOTES - 5.7%

Autonomous Community of Catalonia (Spain) 4.950% due 02/11/20	EUR 100,000	117,374
Bundesrepublik Deutschland Bundesobligation Inflation Linked (Germany) 0.750% due 04/15/18 ^ ~	212,826	237,215
Italy Buoni Poliennali Del Tesoro (Italy) 2.250% due 04/22/17 ^	410	458
2.350% due 09/15/24 ^ ~	301,875	379,005
2.550% due 10/22/16 ^	250	278
3.100% due 09/15/26 ^ ~	53,093	71,993
Mexican Udibonos (Mexico) 4.000% due 11/08/46 ^	MXN 666,296	39,314
4.500% due 12/04/25 ^	10,260,859	655,789
New Zealand Government (New Zealand) 2.000% due 09/20/25 ^ ~	NZD 600,000	415,717
Slovenia Government (Slovenia) 4.700% due 11/01/16 ~	EUR 100,000	112,895
United Kingdom Gilt Inflation-Linked (United Kingdom) 0.125% due 03/22/24 ^ ~	GBP 449,593	704,178
0.125% due 03/22/46 ^ ~	90,597	168,669
0.125% due 03/22/58 ^ ~	10,141	21,565
0.125% due 03/22/68 ^ ~	10,392	24,769
0.375% due 03/22/62 ^ ~	11,004	26,929

Total Foreign Government Bonds & Notes (Cost $2,948,015)		2,976,148

	Principal Amount	Value
PURCHASED OPTIONS - 0.2%
(See Note (e) in Notes to Schedule of Investments) (Cost $163,589)		$105,466

SHORT-TERM INVESTMENTS - 7.2%

U. S. Government Agency Issues - 1.9%

Federal Home Loan Bank 0.056% due 03/03/16	$100,000	99,952
0.233% due 01/27/16	900,000	899,850

		999,802

	Shares
Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio	2,730,455	2,730,455

Total Short-Term Investments (Cost $3,730,249)		3,730,257

TOTAL INVESTMENTS - 139.0% (Cost $73,753,227)		71,959,133

OTHER ASSETS & LIABILITIES, NET - (39.0%)		(20,183,982)

NET ASSETS - 100.0%		$51,775,151

Notes to Schedule of Investments

(a)	As of December 31, 2015, the amount of $562,080 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap agreements.

(b)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2015 was $27,311,267 at a weighted average interest rate of (0.140%).

(c)	Open futures contracts outstanding as of December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Eurodollar (12/17)	102	$12,156
U.S. Treasury 5-Year Notes (03/16)	42	(14,686)
U.S. Treasury 10-Year Notes (03/16)	25	(9,292)

		(11,822)

Short Futures Outstanding
Euro-BTP (03/16)	1	1,520
Euro-Bund (03/16)	3	7,333
Eurodollar (12/16)	81	16,349
Eurodollar (12/18)	93	(24,115)
U.S. Treasury 10-Year Notes (03/16)	3	(794)
U.S. Treasury Ultra Long Bonds (03/16)	2	(456)
U.S. Treasury Ultra Long Bonds (03/16)	5	1,702

		1,539

Total Futures Contracts		($10,283)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(d)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,000	USD	2,886	02/16	DUB	$23
BRL	1,436,386	USD	376,119	01/16	DUB	(14,534)
BRL	288,058	USD	73,770	01/16	JPM	(249)
BRL	1,148,328	USD	290,194	02/16	DUB	(3,263)
CAD	34,654	USD	26,000	02/16	DUB	(953)
EUR	390,000	USD	424,499	01/16	CIT	(612)
EUR	66,000	USD	71,673	01/16	CIT	61
EUR	2,999,826	USD	3,292,153	01/16	JPM	(31,675)
EUR	131,000	USD	143,974	02/16	JPM	(1,459)
GBP	1,125,000	USD	1,669,552	01/16	CIT	(11,044)
GBP	328,000	USD	497,335	02/16	JPM	(13,749)
INR	72,876,990	USD	1,099,035	01/16	BRC	(1,212)
JPY	27,900,000	USD	230,567	01/16	JPM	1,580
JPY	24,600,000	USD	199,912	02/16	JPM	4,941
USD	27,394	AUD	39,000	02/16	JPM	(965)
USD	366,823	BRL	1,436,386	01/16	DUB	3,929
USD	73,000	BRL	288,058	01/16	JPM	788
USD	71,337	BRL	288,058	02/16	JPM	(640)
USD	340,000	BRL	1,133,560	04/16	JPM	62,507
USD	28,647	CAD	38,000	02/16	JPM	1,182
USD	66,000	CNY	427,350	01/16	JPM	307
USD	3,668,094	EUR	3,455,826	01/16	CIT	(88,006)
USD	2,706,049	EUR	2,463,826	02/16	JPM	26,291
USD	39,066	EUR	35,818	02/16	UBS	94
USD	1,695,943	GBP	1,125,000	01/16	DUB	37,435
USD	1,918,661	GBP	1,291,000	02/16	CIT	15,285
USD	733,708	INR	48,727,380	01/16	CIT	(324)
USD	228,408	JPY	27,900,000	01/16	GSC	(3,739)
USD	230,697	JPY	27,900,000	02/16	JPM	(1,585)
USD	1,000	KRW	1,160,500	01/16	DUB	11
USD	116,060	KRW	136,509,210	01/16	JPM	(294)
USD	65,000	KRW	75,435,750	01/16	JPM	702
USD	718,735	MXN	12,544,225	03/16	DUB	(5,226)
USD	400,464	NZD	614,000	02/16	JPM	(18,338)
USD	136,631	SGD	193,674	02/16	DUB	298
USD	135,912	TWD	4,431,420	02/16	JPM	926

Total Forward Foreign Currency Contracts						($41,507)

(e)	Purchased options outstanding as of December 31, 2015 were as follows:

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/06/16	MSC	$3,200,000	$2,960	$59
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/11/16	CIT	8,600,000	7,310	206
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.500%	04/29/16	GSC	1,600,000	1,280	108
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/23/16	MSC	2,000,000	3,700	4,436
Put - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.000%	06/24/16	MSC	2,000,000	3,580	4,468
Put - 30-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.683%	12/11/17	MSC	1,000,000	140,000	91,912

							$158,830	$101,189

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - Euro-Bund (02/16)	EUR 169.50	02/19/16	EUX	6	$73	$65
Call - U.S. Treasury Ultra Long Bonds (03/16)	$200.00	02/19/16	CME	3	26	47

					99	112

Put - U.S. Treasury 10-Year Notes (03/16)	107.50	02/19/16	CME	8	69	125
Put - U.S. Treasury 5-Year Notes (03/16)	109.00	02/19/16	CME	36	309	281
Put - Sterling Mid-Curve (03/16)	GBP 98.88	03/11/16	ICE	8	1,173	1,843
Put - United Kingdom 90-Day LIBOR (12/16)	98.50	12/21/16	ICE	26	3,109	1,916

					4,660	4,165

					$4,759	$4,277

Total Purchased Options					$163,589	$105,466

(f)	Transactions in written options for the nine-month period ended December 31, 2015 were as follows:

	Number of Contracts	Notional Amount in EUR	Notional Amount in GBP	Notional Amount in $	Premium
Outstanding, March 31, 2015	—	1,992,000	—	15,750,000	$233,805
Call Options Written	128	620,000	400,000	12,179,000	302,085
Put Options Written	113	1,300,000	200,000	12,054,000	491,633
Call Options Closed	(6)	(600,000)	—	(12,200,000)	(212,391)
Put Options Closed	(31)	(600,000)	—	(5,200,000)	(423,673)
Call Options Expired	(114)	(620,000)	(400,000)	(1,429,000)	(100,445)
Put Options Expired	(37)	(2,092,000)	(200,000)	(6,754,000)	(83,758)

Outstanding, Decmber 31, 2015	53	—	—	14,400,000	$207,256

(g)	Premiums received and value of written options outstanding as of December 31, 2015 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- Party	Notional Amount	Premium	Value
Put - CDX IG 25 5Y	1.100%	01/20/16	JPM	$100,000	$190	($1,985)
Put - CDX IG 25 5Y	1.100%	02/17/16	JPM	100,000	275	(9,224)
Put - CDX IG 25 5Y	1.200%	02/17/16	JPM	100,000	210	(5,539)

					$675	($16,748)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	06/01/16	DUB	$200,000	$168	($1)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	03/24/20	JPM	700,000	7,910	(9,192)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/07/20	CIT	2,000,000	17,720	(2,153)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	09/29/20	CIT	300,000	3,870	(198)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	04/22/24	JPM	1,900,000	13,822	(2,617)
Cap - U.S. CPI Urban Consumers NSA	0.00	Maximum of [(1+0.00%)[10] - Inflation Adjustment] or $0	05/16/24	JPM	200,000	1,390	(292)

						$44,880	($14,453)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call -5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	01/19/16	GSC	$400,000	$1,600	($214)
Call -5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	01/25/16	JPM	80,000	320	(65)
Call -5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	01/25/16	RBC	720,000	2,554	(583)
Call -5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.500%	02/18/16	GSC	1,900,000	6,080	(3,464)
Call -5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	2.400%	03/14/16	GSC	1,100,000	4,125	(1,900)

							14,679	(6,226)

Put -5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	3.000%	01/19/16	GSC	400,000	1,460	(85)
Put -5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	12/11/17	MSC	4,200,000	140,000	(68,644)

							141,460	(68,729)

							$156,139	($74,955)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - Sterling Mid-Curve (03/16)	GBP 99.25	03/11/16	ICE	8	$667	($74)

Put - U.S. Treasury Ultra Long Bonds (02/16)	$151.00	01/22/16	CME	11	3,964	(5,156)
Put - Sterling Mid-Curve (03/16)	GBP 98.63	03/11/16	ICE	8	329	(553)
Put - United Kingdom 90-Day LIBOR (12/16)	98.00	12/21/16	ICE	26	602	(359)

					4,895	(6,068)

					$5,562	($6,142)

Total Written Options					$207,256	($112,298)

(h)	Swap agreements outstanding as of December 31, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Gazprom OAO	1.000%	03/20/16	GSC	2.332%	$150,000	($392)	($8,916)	$8,524
Gazprom OAO	1.000%	03/20/16	JPM	2.332%	150,000	(392)	(10,762)	10,370
Greek Government	1.000%	12/20/16	GSC	65.893%	50,000	(6,486)	(3,750)	(2,736)
Italian Government	1.000%	03/20/19	DUB	0.656%	950,000	10,634	(1,715)	12,349
Spain Government	1.000%	03/20/19	HSB	0.620%	200,000	2,461	(1,509)	3,970
Spain Government	1.000%	03/20/19	MSC	0.620%	100,000	1,230	(614)	1,844
Freeport-McMoran Inc	1.000%	09/20/20	JPM	12.721%	100,000	(35,882)	(16,413)	(19,469)
Chesapeake Energy Corp	5.000%	09/20/20	GSC	44.490%	100,000	(69,920)	(9,973)	(59,947)

						($98,747)	($53,652)	($45,095)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX HY 25 5Y	5.000%	12/20/20	ICE	$100,000	($38)	$—	($38)

					($98,785)	($53,652)	($45,133)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BRL - CDI Compounded	DUB	13.450%	01/04/21	BRL 100,000	($1,911)	$7	($1,918)
U.S. CPI Urban Consumers	MSC	2.058%	05/12/25	$700,000	14,202	—	14,202
France CPI Excluding Tobacco	CIT	1.675%	06/15/25	EUR 400,000	21,241	—	21,241
GBP Retail Price	GSC	3.140%	01/14/30	GBP 950,000	9,096	—	9,096
GBP Retail Price	CIT	3.190%	04/15/30	300,000	2,337	—	2,337
GBP Retail Price	GSC	3.320%	05/15/30	100,000	3,648	—	3,648
GBP Retail Price	CIT	3.430%	06/15/30	200,000	11,889	138	11,751

					60,502	145	60,357

	Exchange
28-Day MXN TIIE	CME	5.145%	04/02/20	MXN 1,200,000	(359)	—	(359)

					$60,143	$145	$59,998

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Eurostat Eurozone HICP Ex Tobacco	JPM	0.580%	10/15/17	EUR 100,000	($277)	$—	($277)
Eurostat Eurozone HICP Ex Tobacco	DUB	0.605%	09/15/18	100,000	(76)	—	(76)

					(353)	—	(353)

	Exchange
3-Month USD-LIBOR	CME	1.500%	12/16/17	$2,600,000	(2,095)	—	(2,095)
6-Month GBP-LIBOR	CME	1.500%	03/16/18	GBP 500,000	807	—	807
3-Month USD-LIBOR	CME	2.000%	12/16/20	$1,500,000	17,355	—	17,355
3-Month USD-LIBOR	CME	2.225%	09/16/25	200,000	(522)	—	(522)
3-Month USD-LIBOR	CME	2.233%	09/16/25	300,000	(985)	—	(985)
3-Month USD-LIBOR	CME	2.800%	10/28/25	1,100,000	102	—	102
3-Month USD-LIBOR	LCH	2.500%	12/16/25	3,600,000	(161,684)	—	(161,684)
6-Month GBP-LIBOR	CME	2.000%	03/16/26	GBP 820,000	(9,952)	—	(9,952)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	$700,000	3,957	—	3,957
6-Month GBP-LIBOR	CME	2.000%	09/16/45	GBP 460,000	(8,049)	—	(8,049)

					(161,066)	—	(161,066)

					($161,419)	$—	($161,419)

					($101,276)	$145	($101,421)

Total Swap Agreements					($200,061)	($53,507)	($146,554)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INFLATION MANAGED FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(i)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$2,317,822	$—	$2,317,822	$—
	Mortgage-Backed Securities (1)	2,200,667	—	2,200,667	—
	Asset-Backed Securities	2,383,665	—	2,383,665	—
	U.S. Treasury Obligations	58,245,108	—	58,245,108	—
	Foreign Government Bonds & Notes	2,976,148	—	2,976,148	—
	Short-Term Investments	3,730,257	2,730,455	999,802	—
	Derivatives:
	Credit Contracts
	Swaps	14,325	—	14,325	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	156,360	—	156,360	—
	Interest Rate Contracts
	Futures	39,060	39,060	—	—
	Purchased Options	105,466	4,277	101,189	—
	Swaps	84,634	—	84,634	—

	Total Interest Rate Contracts	229,160	43,337	185,823	—

	Total Assets - Derivatives	399,845	43,337	356,508	—

	Total Assets	72,253,512	2,773,792	69,479,720	—

Liabilities	Derivatives:
	Credit Contracts
	Written Options	(16,748)	—	(16,748)	—
	Swaps	(113,110)	—	(113,110)	—

	Total Credit Contracts	(129,858)	—	(129,858)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(197,867)	—	(197,867)	—
	Interest Rate Contracts
	Futures	(49,343)	(49,343)	—	—
	Written Options	(95,550)	(6,142)	(89,408)	—
	Swaps	(185,910)	—	(185,910)	—

	Total Interest Rate Contracts	(330,803)	(55,485)	(275,318)	—

	Total Liabilities - Derivatives	(658,528)	(55,485)	(603,043)	—

	Total Liabilities	(658,528)	(55,485)	(603,043)	—

	Total	$71,594,984	$2,718,307	$68,876,677	$—

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2015 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-buyback Financing Transactions	($23,492,639)	$—	($23,492,639)	$—

(1)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 30.0%

Consumer Discretionary - 2.5%

21st Century Fox America Inc 6.200% due 12/15/34	$100,000	$113,810
Altice Financing SA (Luxembourg)
5.250% due 02/15/23 ~	EUR 300,000	326,076
6.625% due 02/15/23 ~	$400,000	396,000
Altice SA (Luxembourg) 6.250% due 02/15/25 ~	EUR 800,000	736,820
Amazon.com Inc 4.950% due 12/05/44	$200,000	213,916
Argos Merger Sub Inc 7.125% due 03/15/23 ~	120,000	119,280
CCO Safari II LLC
4.464% due 07/23/22 ~	900,000	897,877
6.384% due 10/23/35 ~	50,000	50,573
6.484% due 10/23/45 ~	440,000	441,308
Comcast Cable Communications Holdings Inc 9.455% due 11/15/22	200,000	276,369
Comcast Corp
5.150% due 03/01/20	550,000	615,072
5.650% due 06/15/35	20,000	23,323
6.550% due 07/01/39	270,000	340,691
6.950% due 08/15/37	200,000	262,473
DISH DBS Corp 5.875% due 11/15/24	400,000	357,000
Dolllar Tree Inc 5.750% due 03/01/23 ~	170,000	178,075
Fiat Chrysler Automobiles NV (United Kingdom) 4.500% due 04/15/20	200,000	203,500
Ford Motor Co 4.750% due 01/15/43	520,000	491,967
General Motors Co 6.250% due 10/02/43	50,000	52,935
Hilton Worldwide Finance LLC 5.625% due 10/15/21	300,000	312,375
McDonald’s Corp 3.700% due 01/30/26	180,000	180,273
MGM Resorts International 6.625% due 12/15/21	450,000	462,938
Motors Liquidation Co-Escrow Receipts 8.375% due 07/05/33 * Ω +	EUR 200,000	—
NCL Corp Ltd 4.625% due 11/15/20 ~	$140,000	137,791
Netflix Inc
5.500% due 02/15/22 ~	10,000	10,300
5.875% due 02/15/25 ~	40,000	41,200
New Red Finance Inc (Canada) 6.000% due 04/01/22 ~	180,000	185,850
Numericable-SFR SAS (France) 6.000% due 05/15/22 ~	400,000	389,000
Taylor Morrison Communities Inc 5.250% due 04/15/21 ~	300,000	301,500
The Goodyear Tire & Rubber Co 5.125% due 11/15/23	190,000	195,700
Time Warner Cable Inc
4.125% due 02/15/21	100,000	102,219
5.875% due 11/15/40	200,000	190,095
6.550% due 05/01/37	190,000	192,726
7.300% due 07/01/38	90,000	97,883
8.250% due 04/01/19	60,000	69,004
Time Warner Entertainment Co LP 8.375% due 07/15/33	100,000	118,265
Time Warner Inc 7.700% due 05/01/32	800,000	1,001,223
Viacom Inc 3.875% due 04/01/24	80,000	75,153
4.250% due 09/01/23	40,000	38,753

	Principal Amount	Value
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	$270,000	$279,788
Wynn Las Vegas LLC 5.500% due 03/01/25 ~	400,000	358,000

		10,837,101

Consumer Staples - 2.2%

Altria Group Inc
2.850% due 08/09/22	270,000	263,651
5.375% due 01/31/44	210,000	226,687
9.250% due 08/06/19	320,000	392,104
9.950% due 11/10/38	100,000	160,777
10.200% due 02/06/39	20,000	32,893
Anheuser-Busch InBev Worldwide Inc (Belgium)
2.500% due 07/15/22	640,000	616,590
5.375% due 01/15/20	220,000	243,664
Constellation Brands Inc
4.250% due 05/01/23	90,000	90,225
6.000% due 05/01/22	80,000	88,200
CVS Health Corp
2.750% due 12/01/22	1,000,000	975,947
3.875% due 07/20/25	160,000	163,637
5.125% due 07/20/45	410,000	433,573
Diageo Investment Corp (United Kingdom) 2.875% due 05/11/22	430,000	426,897
Kraft Foods Group Inc 3.500% due 06/06/22	170,000	172,162
Kraft Heinz Foods Co
3.950% due 07/15/25 ~	150,000	151,745
4.875% due 02/15/25 ~	342,000	363,892
5.000% due 07/15/35 ~	140,000	143,885
5.200% due 07/15/45 ~	90,000	94,335
Mondelez International Inc 4.000% due 02/01/24	470,000	485,613
Pernod Ricard SA (France)
4.450% due 01/15/22 ~	630,000	654,227
5.500% due 01/15/42 ~	150,000	151,611
Philip Morris International Inc
2.500% due 08/22/22	310,000	304,019
4.500% due 03/20/42	290,000	288,219
Reynolds American Inc
3.250% due 06/12/20	150,000	152,618
3.250% due 11/01/22	160,000	158,528
3.750% due 05/20/23 ~	260,000	259,986
4.450% due 06/12/25	100,000	104,839
5.850% due 08/15/45	360,000	401,433
6.150% due 09/15/43	30,000	34,122
6.750% due 06/15/17	200,000	213,584
8.125% due 06/23/19	120,000	141,335
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	200,000	203,938
Spectrum Brands Inc 5.750% due 07/15/25 ~	50,000	51,500
Tyson Foods Inc 5.150% due 08/15/44	60,000	62,895
Wal-Mart Stores Inc 5.250% due 09/01/35	100,000	114,134
Wm Wrigley Jr Co 3.375% due 10/21/20 ~	400,000	408,406

		9,231,871

Energy - 3.9%

Anadarko Petroleum Corp
4.500% due 07/15/44	200,000	153,658
8.700% due 03/15/19	420,000	477,599
Apache Corp 4.250% due 01/15/44	330,000	265,086
BP Capital Markets PLC (United Kingdom) 3.506% due 03/17/25	350,000	339,554

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
California Resources Corp 6.000% due 11/15/24	$300,000	$92,250
Chesapeake Energy Corp 6.125% due 02/15/21	300,000	86,100
CNOOC Finance USA LLC (China) 3.500% due 05/05/25	690,000	658,050
CNPC General Capital Ltd (China) 1.262% due 05/14/17 § ~	1,800,000	1,797,376
Concho Resources Inc 5.500% due 04/01/23	300,000	279,000
ConocoPhillips 6.500% due 02/01/39	100,000	105,571
Continental Resources Inc 5.000% due 09/15/22	20,000	14,775
Devon Energy Corp
3.250% due 05/15/22	220,000	187,346
5.850% due 12/15/25	210,000	204,631
7.950% due 04/15/32	270,000	279,647
Ecopetrol SA (Colombia)
5.375% due 06/26/26	310,000	264,663
5.875% due 05/28/45	300,000	214,500
Energy Transfer Partners LP 6.125% due 12/15/45	300,000	244,832
Ensco PLC 4.700% due 03/15/21	100,000	80,642
Freeport-McMoran Oil & Gas LLC 6.875% due 02/15/23	400,000	253,000
Halliburton Co
2.700% due 11/15/20	80,000	79,162
3.375% due 11/15/22	600,000	591,068
3.800% due 11/15/25	230,000	224,373
Kinder Morgan Energy Partners LP 6.850% due 02/15/20	210,000	217,420
Kinder Morgan Inc
5.000% due 02/15/21 ~	400,000	380,658
7.000% due 06/15/17	700,000	721,321
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	20,000	14,100
MPLX LP
4.875% due 12/01/24 ~	290,000	261,725
5.500% due 02/15/23 ~	250,000	220,000
Noble Energy Inc
5.250% due 11/15/43	150,000	121,459
8.250% due 03/01/19	320,000	358,162
Occidental Petroleum Corp 4.625% due 06/15/45	180,000	174,882
Petrobras Global Finance BV (Brazil)
1.990% due 05/20/16 §	500,000	488,750
2.000% due 05/20/16	200,000	197,500
2.886% due 03/17/17 §	200,000	183,750
3.500% due 02/06/17	500,000	468,750
5.375% due 01/27/21	1,100,000	822,250
5.875% due 03/01/18	400,000	357,000
6.250% due 03/17/24	650,000	468,000
6.850% due 06/05/15	600,000	391,500
Petroleos Mexicanos (Mexico)
6.375% due 01/23/45	500,000	425,691
6.625% due 06/15/35	200,000	179,750
8.000% due 05/03/19	180,000	198,607
Pride International Inc 6.875% due 08/15/20	30,000	27,893
QEP Resources Inc
5.250% due 05/01/23	200,000	143,000
6.875% due 03/01/21	150,000	123,750
Range Resources Corp 5.000% due 03/15/23	310,000	232,500
Regency Energy Partners LP 5.875% due 03/01/22	100,000	94,383
Sabine Pass Liquefaction LLC 5.625% due 02/01/21	140,000	129,500
Samson Investment Co 9.750% due 02/15/20 Ω	280,000	630

	Principal Amount	Value
Schlumberger Holdings Corp
3.000% due 12/21/20 ~	$190,000	$187,788
4.000% due 12/21/25 ~	140,000	138,505
Shell International Finance BV (Netherlands)
4.125% due 05/11/35	130,000	124,428
4.375% due 03/25/20	390,000	419,330
4.375% due 05/11/45	90,000	85,313
Sinopec Group Overseas Development Ltd (China) 4.375% due 04/10/24 ~	550,000	569,411
The Williams Cos Inc 7.500% due 01/15/31	450,000	311,990
Western Gas Partners LP 5.450% due 04/01/44	200,000	159,300
Whiting Petroleum Corp
5.000% due 03/15/19	20,000	15,200
6.250% due 04/01/23	100,000	72,500

		16,379,579

Financials - 13.6%

ACE INA Holdings Inc
2.300% due 11/03/20	70,000	69,576
3.350% due 05/03/26	90,000	89,857
AerCap Ireland Capital Ltd (Netherlands)
3.750% due 05/15/19	400,000	400,500
4.625% due 07/01/22	160,000	162,200
Ally Financial Inc 2.750% due 01/30/17	1,000,000	1,000,000
American Express Credit Corp 1.552% due 09/14/20 §	800,000	807,737
American International Group Inc
3.750% due 07/10/25	1,070,000	1,063,165
6.250% due 03/15/87	731,000	800,445
AvalonBay Communities Inc REIT 3.450% due 06/01/25	300,000	296,935
Banco Santander Brasil SA (Brazil) 4.250% due 01/14/16 ~	300,000	299,647
Banco Santander Chile (Chile) 1.915% due 01/19/16 § ~	1,000,000	999,500
Bank of America Corp
2.600% due 01/15/19	660,000	662,720
3.875% due 08/01/25	290,000	295,001
4.000% due 04/01/24	1,550,000	1,588,805
4.100% due 07/24/23	500,000	518,039
4.125% due 01/22/24	1,000,000	1,035,139
4.200% due 08/26/24	390,000	391,269
4.875% due 04/01/44	600,000	621,070
5.000% due 05/13/21	600,000	656,380
5.650% due 05/01/18	900,000	968,289
5.700% due 05/02/17	150,000	156,491
5.750% due 12/01/17	50,000	53,515
6.250% § ±	480,000	481,800
6.400% due 08/28/17	500,000	535,799
Barclays PLC (United Kingdom) 6.500% § ±	EUR 1,100,000	1,213,811
BBVA Bancomer SA (Mexico) 6.500% due 03/10/21 ~	$1,000,000	1,065,000
BNP Paribas SA (France) 2.375% due 09/14/17	250,000	253,086
Caterpillar Financial Services Corp 5.450% due 04/15/18	220,000	238,041
CIT Group Inc 5.000% due 08/01/23	400,000	407,000
Citigroup Inc
4.400% due 06/10/25	400,000	404,968
4.450% due 09/29/27	260,000	259,038
4.650% due 07/30/45	720,000	731,160
5.500% due 09/13/25	520,000	565,901
5.950% § ±	1,030,000	997,463
6.675% due 09/13/43	130,000	159,950

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Commonwealth Bank of Australia (Australia) 5.000% due 10/15/19 ~	$100,000	$109,312
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
4.375% due 08/04/25	330,000	336,324
5.750% due 12/01/43	250,000	280,745
8.375% § ± ~	400,000	412,748
8.400% § ± ~	500,000	538,593
11.000% § ± ~	520,000	643,890
Credit Agricole SA (France) 8.375% § ± ~	300,000	337,500
Credit Suisse Group Funding Guernsey Ltd (Switzerland)
3.750% due 03/26/25 ~	500,000	483,979
3.800% due 09/15/22 ~	800,000	800,866
4.875% due 05/15/45 ~	320,000	316,778
Crown Castle Towers LLC 3.663% due 05/15/45 ~	1,600,000	1,554,741
Daimler Finance North America LLC (Germany) 2.000% due 08/03/18 ~	500,000	496,893
Eksportfinans ASA (Norway)
2.375% due 05/25/16	900,000	901,193
5.500% due 05/25/16	1,000,000	1,013,195
ERP Operating LP REIT 3.375% due 06/01/25	200,000	198,343
Ford Motor Credit Co LLC
2.459% due 03/27/20	220,000	213,584
3.200% due 01/15/21	1,240,000	1,233,125
3.664% due 09/08/24	290,000	282,736
3.984% due 06/15/16	100,000	101,120
GE Capital International Funding Co
2.342% due 11/15/20 ~	383,000	380,454
3.373% due 11/15/25 ~	485,000	494,477
4.418% due 11/15/35 ~	417,000	426,536
General Electric Capital Corp
3.150% due 09/07/22	187,000	191,566
5.300% due 02/11/21	190,000	214,482
5.875% due 01/14/38	40,000	49,064
6.000% due 08/07/19	132,000	149,620
6.875% due 01/10/39	178,000	243,094
General Motors Financial Co Inc
3.150% due 01/15/20	400,000	396,816
3.200% due 07/13/20	600,000	591,376
4.375% due 09/25/21	330,000	335,226
Host Hotels & Resorts LP REIT 4.000% due 06/15/25	200,000	192,163
HSBC Holdings PLC (United Kingdom)
4.250% due 03/14/24	440,000	442,787
4.250% due 08/18/25	320,000	318,244
6.375% § ±	300,000	296,625
ICICI Bank Ltd (India) 4.750% due 11/25/16 ~	1,700,000	1,741,200
ING Bank NV (Netherlands) 5.800% due 09/25/23 ~	240,000	261,181
Intesa Sanpaolo SPA (Italy) 5.017% due 06/26/24 ~	520,000	512,733
JPMorgan Chase & Co
2.250% due 01/23/20	2,300,000	2,264,868
3.375% due 05/01/23	270,000	265,937
3.875% due 09/10/24	910,000	907,336
3.900% due 07/15/25	500,000	515,539
4.250% due 10/01/27	200,000	200,173
4.950% due 06/01/45	360,000	361,287
KKR Group Finance Co II LLC 5.500% due 02/01/43 ~	30,000	31,342
Lloyds Bank PLC (United Kingdom) 3.500% due 05/14/25	500,000	502,729
Lloyds Banking Group PLC (United Kingdom) 4.500% due 11/04/24	310,000	315,297

	Principal Amount	Value
M&T Bank Corp 6.875% ±	$450,000	$451,125
MetLife Inc 4.750% due 02/08/21	230,000	251,932
Navient Corp 8.000% due 03/25/20	330,000	326,865
Nordea Bank AB (Sweden) 4.875% due 05/13/21 ~	600,000	648,292
Royal Bank of Scotland Group PLC (United Kingdom)
5.125% due 05/28/24	1,210,000	1,228,465
9.500% due 03/16/22 § ~	500,000	542,404
Royal Bank of Scotland NV (Netherlands) 4.650% due 06/04/18	70,000	72,305
Simon Property Group LP REIT 2.500% due 09/01/20	400,000	400,612
Standard Chartered PLC (United Kingdom) 5.700% due 03/26/44 ~	710,000	714,069
Teachers Insurance & Annuity Association of America 6.850% due 12/16/39 ~	200,000	247,776
The Depository Trust & Clearing Corp 4.875% § ± ~	250,000	248,750
The Goldman Sachs Group Inc
1.712% due 09/15/20 §	500,000	501,651
3.500% due 01/23/25	700,000	689,826
3.750% due 05/22/25	600,000	605,404
3.850% due 07/08/24	930,000	951,197
4.250% due 10/21/25	170,000	169,141
4.750% due 10/21/45	170,000	169,500
5.150% due 05/22/45	220,000	214,350
6.250% due 02/01/41	360,000	430,853
6.750% due 10/01/37	580,000	679,587
UBS Group Funding Jersey Ltd (Switzerland) 4.125% due 09/24/25 ~	220,000	220,346
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	560,000	557,947
Wells Fargo & Co
2.600% due 07/22/20	900,000	898,650
3.450% due 02/13/23	210,000	210,767
3.550% due 09/29/25	700,000	707,275
4.300% due 07/22/27	700,000	716,125
4.600% due 04/01/21	1,120,000	1,221,801
4.900% due 11/17/45	170,000	171,986
5.606% due 01/15/44	500,000	556,531

		57,912,646

Health Care - 2.0%

AbbVie Inc 3.600% due 05/14/25	330,000	326,372
Actavis Funding SCS
3.450% due 03/15/22	220,000	220,649
3.800% due 03/15/25	310,000	309,039
4.550% due 03/15/35	140,000	136,504
4.750% due 03/15/45	20,000	19,573
Amgen Inc
3.625% due 05/22/24	100,000	100,192
5.375% due 05/15/43	50,000	53,279
Anthem Inc 3.125% due 05/15/22	90,000	88,493
Baxalta Inc
2.875% due 06/23/20 ~	500,000	494,513
5.250% due 06/23/45 ~	130,000	130,697
Becton Dickinson & Co 3.734% due 12/15/24	180,000	181,987
4.685% due 12/15/44	60,000	60,769
Celgene Corp
3.550% due 08/15/22	120,000	121,350
3.625% due 05/15/24	100,000	98,578
3.875% due 08/15/25	460,000	459,451

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
5.000% due 08/15/45	$390,000	$392,992
5.250% due 08/15/43	70,000	71,731
DaVita HealthCare Partners Inc 5.000% due 05/01/25	150,000	145,125
Gilead Sciences Inc
3.650% due 03/01/26	100,000	101,014
3.700% due 04/01/24	540,000	553,749
4.750% due 03/01/46	40,000	40,551
GlaxoSmithKline Capital Inc (United Kingdom) 6.375% due 05/15/38	150,000	191,810
GlaxoSmithKline Capital PLC (United Kingdom) 2.850% due 05/08/22	350,000	353,176
HCA Inc
4.250% due 10/15/19	210,000	214,463
7.500% due 02/15/22	300,000	333,750
Humana Inc
3.150% due 12/01/22	80,000	77,931
4.625% due 12/01/42	110,000	103,679
Mallinckrodt International Finance SA 5.625% due 10/15/23 ~	10,000	9,550
Medtronic Inc 3.500% due 03/15/25	780,000	790,160
Merck & Co Inc 2.750% due 02/10/25	150,000	146,215
Pfizer Inc 7.200% due 03/15/39	160,000	220,769
Tenet Healthcare Corp
6.750% due 06/15/23	70,000	65,056
8.125% due 04/01/22	150,000	150,375
UnitedHealth Group Inc
3.750% due 07/15/25	580,000	599,172
3.875% due 10/15/20	200,000	211,894
4.750% due 07/15/45	50,000	52,743
6.875% due 02/15/38	130,000	170,243
Valeant Pharmaceuticals International Inc 5.375% due 03/15/20 ~	370,000	349,650
Zimmer Biomet Holdings Inc 4.450% due 08/15/45	320,000	295,300
Zoetis Inc 3.250% due 02/01/23	100,000	95,651

		8,538,195

Industrials - 1.0%

CSC Holdings LLC 6.750% due 11/15/21	200,000	197,000
Delta Air Lines Pass-Through Trust ‘A’ 6.821% due 02/10/24	337,050	388,214
Eaton Corp
1.500% due 11/02/17	10,000	9,942
2.750% due 11/02/22	490,000	474,923
4.150% due 11/02/42	100,000	92,556
Florida East Coast Holdings Corp 6.750% due 05/01/19 ~	230,000	211,025
General Electric Co 4.500% due 03/11/44	110,000	113,471
Hellenic Railways Organization SA (Greece) 5.014% due 12/27/17 ~	EUR 500,000	502,625
International Lease Finance Corp 5.750% due 05/15/16	$100,000	101,500
Lockheed Martin Corp
3.100% due 01/15/23	60,000	60,061
3.550% due 01/15/26	160,000	161,152
Raytheon Co 3.125% due 10/15/20	160,000	165,975
Schaeffler Holding Finance BV (Germany)
5.750% PIK due 11/15/21 ~	EUR 200,000	233,437
6.750% PIK due 11/15/22 ~	$240,000	259,200
The Boeing Co 4.875% due 02/15/20	400,000	445,905

	Principal Amount	Value
UAL Pass-Through Trust 9.750% due 07/15/18	$39,437	$41,606
United Rentals North America Inc
5.500% due 07/15/25	40,000	38,950
7.375% due 05/15/20	50,000	52,875
United Technologies Corp
4.500% due 04/15/20	210,000	230,032
4.500% due 06/01/42	180,000	181,681
Waste Management Inc 3.500% due 05/15/24	150,000	151,476
West Corp 5.375% due 07/15/22 ~	350,000	303,188

		4,416,794

Information Technology - 0.5%

Activision Blizzard Inc 5.625% due 09/15/21 ~	150,000	157,500
Apple Inc 2.850% due 05/06/21	300,000	307,596
First Data Corp
5.000% due 01/15/24 ~	390,000	389,025
7.000% due 12/01/23 ~	270,000	270,675
Intel Corp
3.700% due 07/29/25	70,000	72,502
4.900% due 07/29/45	70,000	74,173
Micron Technology Inc
5.500% due 02/01/25	40,000	34,900
5.625% due 01/15/26 ~	50,000	43,375
Visa Inc
3.150% due 12/14/25	520,000	521,748
4.300% due 12/14/45	110,000	111,775

		1,983,269

Materials - 1.5%

ArcelorMittal (Luxembourg)
6.125% due 06/01/25	40,000	29,300
6.500% due 03/01/21	60,000	48,593
8.000% due 10/15/39	180,000	123,750
Ardagh Packaging Finance PLC (Ireland) 3.512% due 12/15/19 § ~	500,000	490,000
Axiall Corp 4.875% due 05/15/23	20,000	18,075
Barrick Gold Corp (Canada)
4.100% due 05/01/23	204,000	175,284
6.950% due 04/01/19	104,000	106,483
BHP Billiton Finance USA Ltd (Australia)
3.250% due 11/21/21	550,000	517,523
5.000% due 09/30/43	230,000	209,166
6.750% due 10/19/75 § ~	270,000	261,225
Celulosa Arauco y Constitucion SA (Chile) 4.500% due 08/01/24	260,000	258,402
Eagle Spinco Inc 4.625% due 02/15/21	360,000	332,550
Ecolab Inc 4.350% due 12/08/21	100,000	106,921
FMG Resources Property Ltd (Australia) 9.750% due 03/01/22 ~	390,000	358,800
Glencore Finance Canada Ltd (Switzerland) 2.700% due 10/25/17 ~	620,000	567,542
Glencore Funding LLC (Switzerland) 2.875% due 04/16/20 ~	590,000	460,643
GTL Trade Finance Inc (Brazil) 7.250% due 10/20/17 ~	600,000	595,500
Hexion Inc 6.625% due 04/15/20	300,000	236,250
Murray Energy Corp 11.250% due 04/15/21 ~	500,000	93,750
OCP SA (Malaysia) 4.500% due 10/22/25 ~	200,000	187,013

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Potash Corp of Saskatchewan Inc (Canada) 4.875% due 03/30/20	$100,000	$108,554
Rio Tinto Finance USA Ltd (United Kingdom) 3.750% due 09/20/21	340,000	331,078
Southern Copper Corp (Peru) 6.750% due 04/16/40	500,000	429,549
Vale Overseas Ltd (Brazil) 6.875% due 11/21/36	500,000	352,020
Vedanta Resources PLC (India) 9.500% due 07/18/18	100,000	74,495

		6,472,466

Telecommunication Services - 1.7%

America Movil Sab de CV (Mexico) 5.000% due 03/30/20	400,000	434,922
AT&T Inc
3.400% due 05/15/25	1,010,000	972,749
4.350% due 06/15/45	130,000	112,155
5.500% due 02/01/18	350,000	374,320
Bharti Airtel Ltd (India) 4.375% due 06/10/25 ~	490,000	479,782
CenturyLink Inc 5.625% due 04/01/25	90,000	76,388
6.150% due 09/15/19	150,000	153,750
Intelsat Jackson Holdings SA (Luxembourg)
5.500% due 08/01/23	300,000	237,000
7.500% due 04/01/21	270,000	236,250
Sprint Capital Corp 8.750% due 03/15/32	500,000	376,250
Sprint Corp 7.625% due 02/15/25	200,000	147,000
Telefonica Emisiones SAU (Spain) 5.134% due 04/27/20	200,000	218,661
Verizon Communications Inc
4.150% due 03/15/24	680,000	700,424
5.150% due 09/15/23	200,000	220,241
6.400% due 09/15/33	700,000	799,730
6.550% due 09/15/43	1,060,000	1,262,788
Windstream Services LLC 7.500% due 04/01/23	500,000	378,650

		7,181,060

Utilities - 1.1%

AES Corp 7.375% due 07/01/21	130,000	133,250
Berkshire Hathaway Energy Co 6.500% due 09/15/37	150,000	183,194
Calpine Corp 5.875% due 01/15/24 ~	120,000	123,600
Dynegy Inc
6.750% due 11/01/19	700,000	661,500
7.375% due 11/01/22	200,000	175,000
7.625% due 11/01/24	100,000	85,980
FirstEnergy Corp
4.250% due 03/15/23	410,000	417,973
7.375% due 11/15/31	900,000	1,098,874
IPALCO Enterprises Inc 3.450% due 07/15/20	800,000	788,000
Pacific Gas & Electric Co 6.050% due 03/01/34	510,000	610,181
Virginia Electric & Power Co 6.350% due 11/30/37	160,000	204,927

		4,482,479

Total Corporate Bonds & Notes (Cost $133,656,783)		127,435,460

	Principal Amount	Value
SENIOR LOAN NOTES - 0.2%

Consumer Discretionary - 0.1%

Chrysler Group LLC Term B (United Kingdom) 3.500% due 05/24/17 §	$534,688	$533,739

Health Care - 0.1%

HCA Inc Term B5 3.174% due 03/31/17 §	296,222	290,297

Total Senior Loan Notes (Cost $830,617)		824,036

MORTGAGE-BACKED SECURITIES - 39.3%

Collateralized Mortgage Obligations - Commercial - 4.9%

Banc of America Commercial Mortgage Trust 5.800% due 04/10/49 " §	810,000	807,939
BBCCRE Trust 4.715% due 08/10/33 " § ~	210,000	184,019
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/38 "	250,000	249,026
5.700% due 06/11/50 "	200,000	208,651
CD Commercial Mortgage Trust 5.398% due 12/11/49 " §	60,000	50,638
Citigroup Commercial Mortgage Trust
3.172% due 09/10/58 "	350,000	248,039
4.017% due 10/10/47 "	270,000	277,643
Commercial Mortgage Trust
4.239% due 11/10/47 "	160,000	164,679
4.499% due 02/10/48 " §	90,000	87,326
Core Industrial Trust 3.977% due 02/10/34 " § ~	400,000	375,565
Credit Suisse Commercial Mortgage Trust
5.373% due 12/15/39 "	190,000	184,990
5.467% due 09/15/39 "	709,645	717,412
CSMC Trust
3.953% due 09/15/37 " ~	500,000	516,038
4.373% due 09/15/37 " ~	900,000	793,569
4.831% due 03/15/17 " § ~	390,000	386,393
6.067% due 08/15/22 " § ~	1,500,000	1,500,015
Fannie Mae
2.800% due 06/25/25 " §	70,000	69,157
Fannie Mae (IO)
0.486% due 10/25/24 " §	12,343,809	342,897
Freddie Mac Multifamily Structured Pass-Through Certificates (IO) 0.619% due 08/25/19 " §	24,628,541	392,367
FREMF Mortgage Trust 3.760% due 08/25/48 " § ~	305,000	249,898
Government National Mortgage Association (IO) 0.709% due 04/16/47 " §	6,286,409	339,501
GS Mortgage Securities Trust 5.622% due 11/10/39 "	220,000	218,579
JP Morgan Chase Commercial Mortgage Securities Trust
2.431% due 08/15/27 " § ~	210,000	212,267
2.706% due 11/15/31 " § ~	490,000	487,096
3.631% due 08/15/27 " § ~	120,000	120,937
4.724% due 07/15/47 " §	380,000	379,703
5.411% due 05/15/47 "	1,960,000	1,550,360
5.502% due 06/12/47 " §	650,000	606,987
5.889% due 02/12/49 " §	1,090,000	1,019,975
JPMBB Commercial Mortgage Securities Trust
3.364% due 09/15/47 " § ~	680,000	456,740
4.773% due 08/15/48 " §	610,000	616,204

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
LB-UBS Commercial Mortgage Trust 5.866% due 09/15/45 " §	$441,909	$464,255
LSTAR Commercial Mortgage Trust
2.729% due 04/20/48 " § ~	866,000	865,900
3.127% due 04/20/48 " § ~	850,000	855,619
ML-CFC Commercial Mortgage Trust 5.450% due 08/12/48 " §	210,000	198,329
Morgan Stanley Capital I Trust 5.731% due 07/12/44 " §	1,046,028	1,052,770
Motel 6 Trust 5.000% due 02/05/30 " ~	700,000	661,989
Wachovia Bank Commercial Mortgage Trust 5.342% due 12/15/43 "	600,000	614,121
Waterfall Commercial Mortgage 4.104% due 09/19/22 " § ~	1,108,300	1,093,150
Wells Fargo Commercial Mortgage Trust
3.184% due 04/15/50 "	340,000	333,740
3.848% due 05/15/48 " §	380,000	350,725
4.434% due 07/15/46 " §	290,000	308,894
WFRBS Commercial Mortgage Trust (IO) 1.654% due 03/15/44 " § ~	6,515,519	298,009

		20,912,111

Collateralized Mortgage Obligations - Residential - 7.8%

Alternative Loan Trust 2.804% due 06/25/37 " §	305,694	256,097
Banc of America Funding Ltd 0.688% due 10/03/39 " § ~	525,734	511,960
Banc of America Funding Trust
2.133% due 09/26/45 " § ~	2,760,000	1,762,005
2.154% due 09/26/45 " § ~	1,222,300	1,223,218
2.754% due 05/25/35 " §	56,019	57,163
BCAP LLC Trust
0.621% due 03/28/37 " § ~	2,881,049	2,722,201
5.283% due 03/26/37 " § ~	72,430	70,384
Bear Stearns Adjustable Rate Mortgage Trust
2.605% due 08/25/33 " §	74,030	74,145
2.785% due 01/25/35 " §	854,328	839,348
2.832% due 10/25/36 " §	24,041	20,319
Bear Stearns ALT-A Trust
2.601% due 05/25/35 " §	39,914	38,792
2.702% due 11/25/36 " §	78,810	57,173
Chase Mortgage Finance Trust 5.413% due 09/25/36 " §	157,020	139,201
Chevy Chase Funding LLC 0.672% due 08/25/35 " § ~	41,253	37,237
Citigroup Mortgage Loan Trust 6.664% due 06/27/37 " § ~	2,000,000	1,961,200
Citigroup Mortgage Loan Trust Inc 2.650% due 09/25/35 " §	31,718	31,926
CitiMortgage Alternative Loan Trust (IO) 5.178% due 05/25/37 " §	7,543,269	1,302,200
Countrywide Home Loan Mortgage Pass-Through Trust 0.742% due 03/25/35 " §	20,626	18,266
Credit Suisse First Boston Mortgage Securities Corp 6.000% due 11/25/35 "	81,620	63,524
Downey Saving & Loan Association Mortgage Loan Trust 0.582% due 04/19/47 " §	176,491	58,410
Fannie Mae
1.875% due 11/25/23 " §	98,594	101,500
5.500% due 04/25/35 "	734,248	808,268
Fannie Mae (IO)
4.000% due 03/25/43 "	1,028,730	159,800
4.000% due 04/25/43 "	4,219,700	669,038
Fannie Mae Connecticut Avenue Securities 3.322% due 07/25/24 " §	1,500,000	1,370,396
Freddie Mac 8.000% due 04/15/30 "	133,537	154,019

	Principal Amount	Value
Freddie Mac (IO)
3.500% due 04/15/43 "	$1,697,086	$262,805
4.000% due 04/15/43 "	976,904	150,986
5.820% due 12/15/42 " §	723,805	151,290
Freddie Mac Structured Agency Credit Risk Debt Notes
4.221% due 08/25/24 " §	540,000	521,607
4.522% due 08/25/24 " §	760,000	729,786
5.172% due 10/25/24 " §	1,140,000	1,145,754
Government National Mortgage Association 0.792% due 07/20/65 " §	898,984	894,850
Government National Mortgage Association (IO) 4.000% due 11/20/44 "	2,400,344	393,607
Granite Mortgages PLC (United Kingdom)
0.329% due 01/20/44 " § ~	EUR 4,167	4,530
0.717% due 01/20/44 " §	$97,235	97,259
0.962% due 01/20/44 " § ~	GBP 4,217	6,218
Great Hall Mortgages PLC (United Kingdom) 0.663% due 06/18/39 " § ~	$498,696	465,952
HarborView Mortgage Loan Trust 0.572% due 12/19/36 " §	424,078	317,746
JP Morgan Mortgage Trust
2.534% due 07/25/35 " §	101,439	100,465
5.750% due 01/25/36 "	27,541	24,225
JP Morgan Resecuritization Trust 0.431% due 12/27/36 " § ~	3,430,000	2,535,265
Ludgate Funding PLC (United Kingdom) 0.741% due 01/01/61 § ~	GBP 687,482	911,990
Marche Mutui SARL (Italy) 0.339% due 10/27/65 " § ~	EUR 220,967	240,013
Merrill Lynch Mortgage Investors Trust 2.328% due 11/25/35 " §	$1,934,164	1,880,030
Morgan Stanley Resecuritization Trust
0.446% due 10/26/46 " § ~	726,735	711,271
0.953% due 12/26/46 " § ~	1,972,539	950,432
Nomura Resecuritization Trust 11.581% due 06/26/35 " § ~	1,907,652	1,885,332
Prime Mortgage Trust 5.500% due 05/25/35 " ~	2,025,027	1,917,535
Reperforming Loan REMIC Trust 0.762% due 06/25/35 " § ~	64,512	56,596
Residential Asset Securitization Trust 0.822% due 05/25/33 " §	33,441	33,470
Structured Asset Securities Corp Mortgage Pass-Through Certificates 2.428% due 08/25/32 " §	34,550	34,114
WaMu Mortgage Pass-Through Certificates Trust
1.643% due 08/25/42 " §	2,827	2,695
4.294% due 02/25/37 " §	286,802	266,061
Wells Fargo Mortgage-Backed Securities Trust
2.683% due 04/25/35 " §	1,415,979	1,435,823
2.739% due 12/25/34 " §	47,174	48,383
2.744% due 04/25/36 " §	41,568	40,724
2.763% due 03/25/36 " §	385,986	371,189

		33,095,793

Fannie Mae - 22.8%

1.456% due 10/01/44 " §	26,024	26,661
2.293% due 09/01/35 " §	138,264	146,308
2.310% due 08/01/22 "	500,000	494,032
2.612% due 12/01/35 " §	14,217	14,902
2.636% due 11/01/34 " §	77,930	82,470
2.716% due 11/01/32 " §	106,107	112,445
2.810% due 04/01/25 "	80,000	79,102
3.000% due 09/01/21 "	2,057,797	2,123,431
3.000% due 09/01/28 "	505,284	521,838
3.000% due 01/01/30 "	1,100,000	1,133,046
3.000% due 01/01/46 "	3,000,000	2,999,191
3.500% due 01/01/31 "	3,100,000	3,246,239
3.500% due 09/01/42 "	162,726	168,151

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
3.500% due 01/01/43 "	$2,937,706	$3,035,593
3.500% due 02/01/45 "	10,000,000	10,293,259
3.500% due 10/01/45 "	2,075,243	2,142,639
3.500% due 10/01/45 "	598,118	617,548
3.500% due 12/01/45 "	300,000	310,116
3.500% due 12/01/45 "	1,397,009	1,442,389
3.500% due 01/01/46 "	300,000	309,039
3.500% due 02/11/46 "	300,000	308,487
4.000% due 08/01/18 "	138,179	144,107
4.000% due 09/01/18 "	868,366	905,619
4.000% due 12/01/18 "	223,107	232,678
4.000% due 03/01/25 "	199,208	208,617
4.000% due 04/01/25 "	250,258	265,515
4.000% due 06/01/25 "	123,880	131,385
4.000% due 07/01/25 "	141,551	150,185
4.000% due 09/01/25 "	219,492	232,834
4.000% due 09/01/25 "	210,690	221,534
4.000% due 12/01/25 "	91,813	96,096
4.000% due 04/01/26 "	361,644	379,873
4.000% due 04/01/26 "	354,569	370,019
4.000% due 06/01/26 "	70,067	74,413
4.000% due 08/01/26 "	220,695	230,315
4.000% due 06/01/29 "	42,673	45,546
4.000% due 11/01/30 "	125,659	134,143
4.000% due 09/01/41 "	708,162	758,049
4.000% due 04/01/42 "	3,513,522	3,763,127
4.000% due 11/01/42 "	1,237,642	1,318,044
4.000% due 05/01/43 "	3,044,981	3,250,034
4.000% due 01/01/45 "	283,235	301,617
4.000% due 01/01/45 "	3,000,000	3,173,966
4.000% due 02/11/46 "	13,000,000	13,728,463
4.327% due 12/01/36 " §	8,176	8,714
4.500% due 07/01/18 "	144,725	149,617
4.500% due 04/01/19 "	28,729	29,906
4.500% due 06/01/24 "	143,680	154,615
4.500% due 08/01/24 "	276,406	297,133
4.500% due 01/01/25 "	45,229	48,709
4.500% due 06/01/25 "	162,330	169,964
4.500% due 06/01/26 "	62,291	64,470
4.500% due 12/01/40 "	91,355	98,906
4.500% due 06/01/41 "	14,304	15,486
4.500% due 08/01/43 "	60,872	66,013
4.500% due 02/01/44 "	1,407,672	1,525,652
4.500% due 03/01/44 "	602,523	650,918
4.500% due 07/01/44 "	618,921	679,181
4.500% due 10/01/44 "	3,865,328	4,230,364
4.500% due 01/01/45 "	277,906	304,195
4.500% due 01/01/45 "	366,742	404,599
4.500% due 01/01/45 "	2,399,476	2,639,768
4.500% due 02/01/45 "	6,000,000	6,469,242
4.500% due 02/01/45 "	2,006,817	2,207,782
4.500% due 02/11/46 "	1,042,759	1,150,396
5.000% due 02/01/25 "	188,524	207,435
5.000% due 02/01/27 "	16,067	17,679
5.000% due 06/01/27 "	2,573	2,832
5.000% due 08/01/27 "	1,421	1,564
5.000% due 02/01/35 "	28,638	31,696
5.000% due 07/01/37 "	15,724	17,301
5.000% due 08/01/38 "	3,117,972	3,445,195
5.000% due 08/01/40 "	8,715	9,620
5.000% due 01/13/46 "	2,500,000	2,751,838
5.500% due 12/01/20 "	4,461	4,634
5.500% due 07/01/21 "	6,100	6,430
5.500% due 08/01/21 "	57,936	59,626
5.500% due 10/01/21 "	58,596	62,882
5.500% due 12/01/21 "	5,681	5,864
5.500% due 04/01/22 "	35,146	37,390
5.500% due 05/01/22 "	73,259	77,600
5.500% due 05/01/22 "	84,867	89,850
5.500% due 07/01/22 "	9,891	10,644

	Principal Amount	Value
5.500% due 06/01/23 "	$15,826	$17,629
5.500% due 06/01/23 "	33,523	36,146
5.500% due 09/01/23 "	47,198	50,743
5.500% due 02/01/24 "	19,212	21,401
5.500% due 01/01/28 "	236,121	263,031
5.500% due 03/01/28 "	6,205	6,912
5.500% due 06/01/30 "	462,586	517,993
5.500% due 11/01/32 "	114,216	128,428
5.500% due 01/01/34 "	4,923	5,509
5.500% due 02/01/34 "	27,597	31,039
5.500% due 03/01/34 "	5,136	5,777
5.500% due 04/01/34 "	156,551	176,592
5.500% due 04/01/34 "	1,650	1,856
5.500% due 02/01/35 "	22,670	25,561
5.500% due 02/01/35 "	40,921	46,067
5.500% due 04/01/35 "	42,361	47,750
5.500% due 05/01/35 "	207,738	233,245
5.500% due 05/01/35 "	34,761	39,160
5.500% due 06/01/35 "	42,432	47,827
5.500% due 07/01/35 "	29,846	33,499
5.500% due 07/01/35 "	405,985	454,936
5.500% due 08/01/35 "	68,723	77,224
5.500% due 10/01/35 "	21,782	24,425
5.500% due 10/01/35 "	423,997	474,904
5.500% due 11/01/35 "	223,004	248,791
5.500% due 12/01/35 "	47,445	52,855
5.500% due 01/01/36 "	9,949	11,182
5.500% due 05/01/36 "	356,501	397,895
5.500% due 07/01/36 "	31,198	35,116
5.500% due 09/01/36 "	36,091	40,640
5.500% due 11/01/36 "	7,517	8,429
5.500% due 08/01/39 "	16,315	18,174
5.500% due 12/01/39 "	362,112	404,840
5.500% due 01/13/46 "	1,000,000	1,114,810
6.000% due 09/01/22 "	12,497	14,111
6.000% due 01/01/23 "	7,790	8,796
6.000% due 02/01/33 "	7,045	7,957
6.000% due 06/01/36 "	1,054	1,193
6.000% due 06/01/36 "	12,185	13,821
6.000% due 07/01/36 "	1,443	1,634
6.000% due 08/01/36 "	4,140	4,678
6.000% due 09/01/36 "	26,299	29,729
6.000% due 09/01/36 "	7,501	8,487
6.000% due 09/01/36 "	4,778	5,412
6.000% due 11/01/36 "	30,453	34,478
6.000% due 12/01/36 "	24,298	27,518
6.000% due 03/01/37 "	8,104	9,150
6.000% due 06/01/37 "	110,027	125,503
6.000% due 09/01/37 "	94,254	107,475
6.000% due 12/01/38 "	191,153	216,122
6.000% due 10/01/39 "	259,800	293,881
6.000% due 06/01/40 "	63,278	71,582
6.000% due 10/01/40 "	343,518	388,524
6.000% due 04/01/41 "	486,960	550,545
6.000% due 05/01/41 "	1,815,563	2,053,688
6.500% due 03/01/17 "	4,090	4,186

		97,007,631

Freddie Mac - 2.1%

2.093% due 09/01/35 " §	15,970	16,844
2.447% due 06/01/35 " §	123,684	131,092
2.500% due 04/01/32 " §	14,026	14,786
2.615% due 11/01/31 " §	4,272	4,515
2.620% due 09/01/35 " §	76,447	81,359
3.500% due 10/01/42 "	423,543	437,598
3.500% due 02/01/44 "	184,578	190,702
3.500% due 01/01/45 "	1,500,000	1,543,710
3.500% due 03/01/45 "	669,077	691,242
3.500% due 02/11/46 "	2,000,000	2,053,905
4.000% due 12/01/42 "	973,534	1,033,077

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
4.000% due 02/11/46 "	$1,000,000	$1,054,174
4.500% due 11/01/44 "	265,214	289,606
5.500% due 03/01/23 "	5,349	5,912
5.500% due 04/01/38 "	299,960	333,826
5.500% due 04/01/38 "	189,644	211,106
5.500% due 06/01/38 "	119,664	133,152
5.500% due 07/01/38 "	47,785	53,190
5.500% due 12/01/38 "	47,616	52,752
5.500% due 01/01/39 "	370,386	412,356
5.500% due 03/01/39 "	180,536	200,388
5.500% due 05/01/40 "	13,831	15,392
6.000% due 12/01/22 "	9,994	11,228
6.000% due 03/01/23 "	27,779	31,207

		9,003,119

Government National Mortgage Association - 1.7%

3.500% due 01/21/46 "	3,000,000	3,126,578
4.000% due 01/21/46 "	1,700,000	1,805,003
4.000% due 02/22/46 "	1,000,000	1,059,579
5.000% due 10/15/38 "	304,747	337,657
5.000% due 12/15/38 "	191,407	211,359
5.000% due 03/15/39 "	316,785	350,789
5.000% due 04/15/39 "	354,168	388,231
5.000% due 04/15/39 "	12,233	13,549

		7,292,745

Total Mortgage-Backed Securities (Cost $167,490,868)		167,311,399

ASSET-BACKED SECURITIES - 6.4%

Aegis Asset Backed Securities Trust 1.322% due 10/25/34 " §	722,320	672,716
Argent Securities Inc
1.242% due 02/25/34 " §	1,025,564	926,029
1.547% due 11/25/34 " §	469,638	388,856
Asset-Backed Funding Certificates Trust 1.122% due 06/25/34 " §	81,192	76,195
Basic Asset Backed Securities Trust 0.732% due 04/25/36 " §	2,000,000	1,798,752
Bear Stearns Asset Backed Securities I Trust
0.622% due 12/25/36 " §	365,200	334,493
1.092% due 06/25/35 " §	300,000	266,878
Bosphorus CLO (Ireland) 1.077% due 11/10/23 " § ~	EUR 335,645	363,554
Business Loan Express Business Loan Trust 0.852% due 02/25/31 " § ~	$312,750	297,779
Chapel BV (Netherlands) 0.577% due 11/17/64 " § ~	EUR 142,054	147,063
Citigroup Mortgage Loan Trust
0.592% due 05/25/37 " §	$400,000	367,480
0.671% due 11/25/45 " § ~	3,700,000	3,371,196
Citigroup Mortgage Loan Trust Inc 2.072% due 07/25/37 " §	1,122,000	999,678
Community Funding CLO (Cayman) 5.750% due 11/01/27 " § ~	660,000	656,126
Countrywide Asset-Backed Certificates
0.772% due 05/25/46 " § ~	1,439,878	1,399,974
0.822% due 06/25/36 " §	500,000	365,404
HERO Funding Trust 3.990% due 09/21/40 " ~	401,251	395,317
Hillmark Funding Ltd (Cayman) 0.628% due 05/21/21 " § ~	526,488	517,170
Malin CLO BV (Netherlands) 0.124% due 05/07/23 " § ~	EUR 106,117	114,312
OneMain Financial Issuance Trust 3.190% due 03/18/26 " ~	$1,300,000	1,293,565
Park Place Securities Inc 2.147% due 02/25/35 " §	2,302,773	1,651,476
SBA Small Business Investment Cos 2.517% due 03/10/25 "	109,094	110,535

	Principal Amount	Value
Securitized Asset-Backed Receivables LLC Trust 0.552% due 05/25/37 " §	$102,868	$70,144
SLC Student Loan Trust 0.612% due 09/15/26 " §	660,000	634,684
SLM Student Loan Trust
1.970% due 07/25/22 " §	730,000	735,140
2.020% due 07/25/23 " §	780,000	785,342
SMB Private Education Loan Trust
1.481% due 05/15/26 " § ~	2,000,000	1,974,241
1.831% due 04/15/32 " § ~	550,000	529,214
3.050% due 05/15/26 " ~	2,200,000	2,190,208
SoFi Professional Loan Program LLC
1.672% due 08/25/32 " § ~	483,734	478,675
2.550% due 08/27/29 " ~	1,555,950	1,544,103
Structured Asset Investment Loan Trust 1.157% due 08/25/35 " §	1,200,000	1,162,473
Sunrise SARL (Italy) 0.396% due 08/27/31 " §	EUR 216,309	235,266
United States Small Business Administration
3.370% due 10/01/33 "	$352,342	366,589
Wood Street BV CLO (Netherlands) 0.231% due 11/22/21 " § ~	EUR 61,617	66,755

Total Asset-Backed Securities (Cost $26,483,735)		27,287,382

U.S. GOVERNMENT AGENCY ISSUES - 1.5%

Fannie Mae
2.173% due 10/09/19	$4,000,000	3,707,316
6.625% due 11/15/30	1,500,000	2,128,581
Tennessee Valley Authority 5.250% due 09/15/39	500,000	602,502

Total U.S. Government Agency Issues (Cost $6,453,396)		6,438,399

U.S. TREASURY OBLIGATIONS - 21.1%

U.S. Treasury Bonds - 9.3%

2.500% due 02/15/45	1,900,000	1,701,767
2.750% due 08/15/42	1,400,000	1,335,799
2.750% due 11/15/42	1,700,000	1,618,014
2.875% due 05/15/43	3,000,000	2,919,939
2.875% due 08/15/45	3,420,000	3,315,929
3.000% due 05/15/42	1,200,000	1,205,270
3.000% due 11/15/44	4,770,000	4,744,843
3.000% due 05/15/45	5,570,000	5,535,282
3.000% due 11/15/45	3,180,000	3,165,013
3.125% due 02/15/42	1,300,000	1,339,961
3.125% due 02/15/43	3,500,000	3,581,078
3.125% due 08/15/44	3,000,000	3,060,849
3.375% due 05/15/44	300,000	321,433
4.250% due 05/15/39	1,100,000	1,356,793
4.375% due 11/15/39	1,800,000	2,259,920
4.375% due 05/15/40	500,000	628,141
4.500% due 08/15/39	800,000	1,022,327
4.625% due 02/15/40	400,000	520,209

		39,632,567

U.S. Treasury Inflation Protected Securities - 8.8%

0.125% due 04/15/17 ^	628,284	627,092
0.125% due 04/15/20 ^	710,934	701,882
0.125% due 01/15/23 ^	4,945,920	4,741,035
0.125% due 07/15/24 ^	6,410,560	6,085,583
0.375% due 07/15/25 ^	1,745,098	1,687,988
0.625% due 07/15/21 ^	6,120,508	6,160,028
0.625% due 02/15/43 ^	2,399,994	2,028,110
0.750% due 02/15/42 ^	715,741	627,946

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
0.750% due 02/15/45 ^	$2,424,024	$2,110,008
1.375% due 02/15/44 ^	255,128	259,173
1.750% due 01/15/28 ^	3,292,312	3,595,037
2.125% due 02/15/41 ^	206,351	244,001
2.375% due 01/15/27 ^	5,189,228	5,995,520
2.500% due 01/15/29 ^	2,104,763	2,492,267

		37,355,670

U.S. Treasury Notes - 3.0%

1.375% due 09/30/20	1,880,000	1,848,155
1.375% due 10/31/20	130,000	127,748
1.750% due 09/30/22	1,260,000	1,235,174
1.875% due 08/31/22	1,950,000	1,927,899
1.875% due 10/31/22	1,780,000	1,757,677
2.000% due 07/31/20	220,000	222,623
2.250% due 11/15/24 ‡	3,200,000	3,198,624
2.250% due 11/15/25	760,000	758,374
2.500% due 05/15/24 ‡	100,000	102,193
2.625% due 11/15/20	870,000	904,409
2.750% due 02/15/24 ‡	800,000	833,384

		12,916,260

Total U.S. Treasury Obligations (Cost $92,377,857)		89,904,497

FOREIGN GOVERNMENT BONDS & NOTES - 4.3%

Banco Nacional de Desenvoolvimento Economico e Social (Brazil) 4.125% due 09/15/17 ~	EUR 100,000	102,141
Brazil Notas do Tesouro Nacional ‘B’ (Brazil) 6.000% due 08/15/50 ^	BRL 950,000	564,788
Brazil Notas do Tesouro Nacional ‘F’ (Brazil) 10.000% due 01/01/17	4,184,000	1,007,407
Brazilian Government International (Brazil)
5.000% due 01/27/45	$200,000	134,500
5.625% due 01/07/41	520,000	379,600
China Government (China)
3.310% due 11/30/25 ~	CNY 3,000,000	450,550
3.380% due 11/21/24 ~	7,000,000	1,056,241
3.390% due 05/21/25 ~	1,000,000	150,945
Colombia Government (Colombia) 5.625% due 02/26/44	$390,000	357,825
Cyprus Government International (Cyprus) 4.750% due 06/25/19 ~	EUR 100,000	117,207
Indonesia Government (Indonesia)
3.750% due 04/25/22 ~	$250,000	240,413
4.875% due 05/05/21 ~	500,000	519,784
Mexican Bonos (Mexico)
6.500% due 06/09/22	MXN 47,260,000	2,828,495
7.750% due 11/13/42	40,000,000	2,542,089
8.000% due 06/11/20	600,000	38,348
8.500% due 12/13/18	10,000,000	638,702
10.000% due 12/05/24	9,720,000	711,380
Mexico Government International (Mexico)
3.600% due 01/30/25	$340,000	332,180
5.550% due 01/21/45	1,200,000	1,234,500
Peruvian Government International (Peru)
5.625% due 11/18/50	250,000	255,625
6.550% due 03/14/37	40,000	46,400
Poland Government (Poland)
3.250% due 07/25/25	PLN 3,560,000	934,104
4.000% due 01/22/24	$730,000	769,048
Province of Ontario (Canada)
1.650% due 09/27/19	200,000	197,733
3.150% due 06/02/22	CAD 900,000	703,655
Province of Quebec (Canada) 3.500% due 07/29/20	$600,000	635,318
Russian Foreign (Russia) 7.500% due 03/31/30 § ~	624,750	749,939
Turkey Government (Turkey)
4.875% due 04/16/43	350,000	308,910
5.625% due 03/30/21	280,000	296,800

Total Foreign Government Bonds & Notes (Cost $21,990,363)		18,304,627

	Principal Amount	Value
MUNICIPAL BONDS - 2.4%

City of Chicago IL 7.750% due 01/01/42	$400,000	$405,196
City of Chicago IL ‘B’ 5.630% due 01/01/22	400,000	395,228
City of North Las Vegas NV 6.572% due 06/01/40	900,000	806,004
New Jersey Economic Development Authority ‘B’ 5.380% due 02/15/19	4,100,000	3,703,407
Southern California Public Power Authority 5.943% due 07/01/40	1,600,000	1,887,072
State of California
7.500% due 04/01/34	100,000	139,637
7.600% due 11/01/40	400,000	594,100
Tobacco Settlement Finance Authority of WV ‘A’ 7.467% due 06/01/47	765,000	663,240
University of Arizona ‘A’ 6.423% due 08/01/35	1,300,000	1,468,194

Total Municipal Bonds (Cost $9,361,001)		10,062,078

PURCHASED OPTIONS - 0.1%
(See Note (g) in Notes to Schedule of Investments) (Cost $428,453)		344,449

SHORT-TERM INVESTMENTS - 5.8%

Commercial Paper - 0.4%

ENI Finance USA Inc (Italy) 1.280% due 06/02/16	500,000	498,272
Ford Motor Credit Co LLC 1.070% due 01/11/16	1,000,000	999,747

		1,498,019

Foreign Government Issue - 0.2%

Mexico Cetes (Mexico) 3.629% due 05/26/16	MXN 14,000,000	800,911

U. S. Government Agency Issues - 0.3%

Federal Home Loan Bank
0.176% due 01/27/16	$700,000	699,897
0.263% due 01/28/16	300,000	299,942
0.221% due 01/29/16	400,000	399,928

		1,399,767

	Shares

Money Market Fund - 4.9%

BlackRock Liquidity Funds T-Fund Portfolio	20,958,782	20,958,782

Total Short-Term Investments (Cost $24,717,747)		24,657,479

TOTAL INVESTMENTS - 111.1% (Cost $483,790,820)		472,569,806

SECURITIES SOLD SHORT - (0.4%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $2,065,313)		(2,062,949)

OTHER ASSETS & LIABILITIES, NET - (10.7%)		(45,316,163)

NET ASSETS - 100.0%		$425,190,694

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $630 or less than 0.1% of the fund’s net assets were in default as of December 31, 2015.

(b)	As of December 31, 2015, the amount of $3,864,721 in cash and investments with a total aggregate value of $2,109,951 were fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap agreements.

(c)	The average amount of borrowings by the fund on sale-buyback financing transactions (See Note 3 in Supplemental Notes to Schedules of Investments) outstanding during the nine-month period ended December 31, 2015 was $3,015,695 at a weighted average interest rate of (2.469%).

(d)	Securities sold short outstanding as December 31, 2015 were as follows:

Description	Principal Amount	Value
Mortgage-Backed Securities - (0.4%)
Fannie Mae
3.500% due 01/01/46	($2,000,000)	($2,062,949)

Total Securities Sold Short (Proceeds $2,065,313)		($2,062,949)

(e)	Open futures contracts outstanding as of December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Bobl (03/16)	59	($44,740)
Euro-BTP (03/16)	6	5,999
Euro-Bund (03/16)	1	(1,338)
Euro-Schatz (03/16)	16	398
Eurodollar (06/16)	17	14,357
Eurodollar (03/17)	42	(649)
Eurodollar (06/17)	22	(3,759)
U.S. Treasury 2-Year Notes (03/16)	7	133
U.S. Treasury 5-Year Notes (03/16)	1,061	(255,570)
U.S. Treasury Long Bonds (03/16)	23	(25,041)
U.S. Ultra Long Bonds (03/16)	215	227,825

		(82,385)

Short Futures Outstanding
90-Day LIBOR Sterling (12/16)	74	10,909
90-Day LIBOR Sterling (03/17)	142	(39,624)
90-Day LIBOR Sterling (06/17)	46	(23,133)
90-Day LIBOR Sterling (09/17)	20	8,197
Canada 10-Year Notes (03/16)	5	(10,132)
Euro FX (03/16)	103	9,465
Euro-Bund (03/16)	14	32,991
Eurodollar (03/16)	343	105,185
Eurodollar (09/16)	69	(42,502)
Eurodollar (12/16)	131	21,311
Eurodollar (03/17)	66	(51,814)
Eurodollar (12/17)	45	(38,148)
GBP (03/16)	3	6,121
JPY (03/16)	28	(55,622)
U.S. Treasury 10-Year Notes (03/16)	719	234,858

		168,062

Total Futures Contracts		$85,677

(f)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
BRL	180,000	USD	45,000	01/16	BRC	($523)
BRL	495,367	USD	130,880	01/16	CIT	(5,890)
BRL	13,735,682	USD	3,534,122	01/16	DUB	(64,668)
BRL	3,653,245	USD	941,000	01/16	GSC	(19,226)
BRL	407,990	USD	104,484	01/16	HSB	(1,186)
BRL	407,990	USD	101,000	01/16	RBS	(1,186)
BRL	1,237,568	USD	329,412	01/16	UBS	(17,153)
BRL	1,343,718	USD	341,470	02/16	DUB	(3,669)
BRL	407,990	USD	101,010	02/16	HSB	(1,114)
EUR	1,179,084	USD	1,304,141	01/16	BOA	(22,166)
EUR	6,077,273	USD	6,563,381	01/16	BRC	44,211
EUR	1,720,000	USD	1,948,416	01/16	CIT	(78,324)
EUR	1,137,692	USD	1,244,783	02/16	BOA	(6,921)
EUR	844,000	USD	919,809	02/16	CIT	(1,620)
EUR	2,545,000	USD	2,720,337	02/16	CIT	48,372
EUR	766,000	USD	832,408	02/16	HSB	925
EUR	682,000	USD	749,543	02/16	JPM	(7,594)
GBP	1,294,000	USD	1,920,356	01/16	CIT	(12,702)
GBP	568,000	USD	849,031	02/16	JPM	(11,602)
INR	57,473,830	USD	864,879	01/16	UBS	910
JPY	30,200,000	USD	244,917	01/16	CIT	6,367
JPY	491,700,000	USD	4,018,799	01/16	GSC	72,480
JPY	855,893,434	USD	7,070,827	01/16	JPM	50,788
JPY	117,600,000	USD	963,038	01/16	UBS	15,474
JPY	104,900,000	USD	853,722	02/16	CIT	19,815
JPY	233,000,000	USD	1,904,944	02/16	UBS	35,324
KRW	535,722,550	USD	458,302	01/16	DUB	(1,716)
KRW	224,402,500	USD	192,789	01/16	GSC	(1,473)
KRW	100,876,500	USD	87,000	01/16	HSB	(1,018)
KRW	822,126,500	USD	703,273	01/16	JPM	(2,534)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
MXN	2,185,000	USD	126,612	03/16	BRC	($509)
MXN	3,393,000	USD	198,710	03/16	CIT	(2,891)
MXN	6,600,000	USD	383,342	03/16	JPM	(2,438)
MYR	1,332,380	USD	307,212	01/16	DUB	2,681
MYR	138,000	USD	32,000	01/16	UBS	97
MYR	1,063,335	USD	247,000	05/16	CIT	(1,680)
MYR	1,185,948	USD	278,000	05/16	DUB	(4,392)
MYR	59,290	USD	14,000	05/16	HSB	(321)
PHP	8,676,500	USD	183,941	01/16	UBS	226
RUB	74,948,220	USD	1,119,532	03/16	DUB	(115,362)
RUB	21,802,130	USD	293,000	03/16	HSB	(2,354)
RUB	22,621,989	USD	307,000	03/16	JPM	(2,443)
TRY	403,905	USD	138,000	01/16	BRC	(301)
TRY	260,865	USD	89,000	01/16	CIT	(66)
TRY	1,963,046	USD	672,000	01/16	GSC	(2,761)
TRY	403,725	USD	137,000	01/16	GSC	637
TRY	125,762	USD	43,000	01/16	HSB	(125)
USD	431,317	BRL	1,663,000	01/16	BRC	13,683
USD	1,440,789	BRL	5,550,367	01/16	CIT	46,972
USD	3,624,138	BRL	13,735,684	01/16	DUB	151,686
USD	935,578	BRL	3,653,245	01/16	GSC	16,265
USD	102,074	BRL	407,990	01/16	HSB	1,817
USD	104,484	BRL	407,990	01/16	RBS	1,817
USD	316,935	BRL	1,237,567	01/16	UBS	5,509
USD	357,230	BRL	1,413,593	02/16	DUB	4,017
USD	193,000	BRL	784,545	02/16	JPM	(2,192)
USD	735,785	CAD	976,000	02/16	JPM	30,357
USD	1,712,866	CNH	11,050,000	01/16	BOA	35,539
USD	3,933,873	CNY	25,210,000	01/16	CIT	56,145
USD	1,071,901	EUR	940,000	01/16	BOA	49,874
USD	5,300,142	EUR	4,666,509	01/16	BRC	226,421
USD	2,210,538	EUR	2,079,000	01/16	CIT	(49,881)
USD	1,167,645	EUR	1,020,000	01/16	CIT	58,637
USD	374,823	EUR	345,000	02/16	BRC	(503)
USD	779,047	EUR	721,000	02/16	CIT	(5,330)
USD	568,892	EUR	520,000	02/16	CIT	3,169
USD	673,334	EUR	618,000	02/16	GSC	1,011
USD	11,898,447	EUR	11,028,000	02/16	JPM	(98,933)
USD	1,950,711	GBP	1,294,000	01/16	DUB	43,058
USD	1,920,414	GBP	1,294,000	02/16	CIT	12,617
USD	797,136	INR	52,939,780	01/16	CIT	(352)
USD	1,120,370	JPY	135,900,000	01/16	CIT	(10,410)
USD	10,153,205	JPY	1,243,993,434	01/16	GSC	(197,667)
USD	236,552	JPY	29,100,000	01/16	HSB	(5,580)
USD	150,489	JPY	18,300,000	01/16	JPM	(1,779)
USD	554,826	JPY	68,100,000	01/16	UBS	(11,812)
USD	7,347,427	JPY	889,693,434	02/16	JPM	(59,864)
USD	160,000	KRW	183,488,000	01/16	CIT	3,604
USD	387,798	KRW	456,127,593	01/16	JPM	(983)
USD	168,997	KRW	197,557,350	01/16	DUB	609
USD	735,387	KRW	844,988,350	01/16	JPM	15,152
USD	3,473,151	MXN	58,161,393	01/16	BRC	103,064
USD	447,692	MXN	7,836,000	03/16	CIT	(4,544)
USD	1,162,520	MXN	20,289,701	03/16	DUB	(8,453)
USD	357,000	MXN	6,091,134	03/16	UBS	5,464
USD	830,231	MXN	13,585,067	05/16	GSC	50,124
USD	360,000	MYR	1,538,280	01/16	CIT	2,112
USD	590,999	MYR	2,587,396	01/16	DUB	(10,794)
USD	505,000	MYR	2,153,825	01/16	HSB	4,533
USD	401,269	MYR	1,742,091	01/16	UBS	(3,918)
USD	460,906	MYR	1,955,630	01/16	UBS	5,271
USD	259,000	MYR	1,111,110	02/16	BRC	1,281
USD	189,724	PHP	8,935,030	01/16	GSC	69
USD	361,026	SGD	510,000	02/16	BRC	2,022
USD	219,048	SGD	309,000	02/16	HSB	1,534
USD	880,417	SGD	1,245,934	02/16	JPM	3,366
USD	1,094,706	TRY	3,197,418	01/16	DUB	4,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	244,000	TWD	8,014,180	01/16	HSB	($3)
USD	421,000	TWD	13,855,110	01/16	JPM	(836)
USD	257,000	TWD	8,438,595	02/16	BRC	(50)

Total Forward Foreign Currency Contracts						$387,941

(g)	Purchased options outstanding as of December 31, 2015 were as follows:

Credit Default Swaptions on Credit Indices - Sell Protection

Description	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - CDX IG 25	0.800%	01/20/16	BNP	$201,063	$3,096	$4
Call - CDX HY 25	1.030%	01/20/16	BRC	161,180	9,902	11

					$12,998	$15

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - 1-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	0.800%	01/19/16	MSC	$8,000,000	$13,330	$163
Call - 5-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	1.500%	01/29/16	MSC	1,300,000	11,700	483
Call - 10-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	1.750%	01/29/16	MSC	1,300,000	20,150	150
Call - 2-Year Interest Rate Swap	Pay	3-Month-USD LIBOR	2.100%	01/30/18	JPM	2,700,000	38,340	25,780

							83,520	26,576

Put - 10-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.580%	05/12/16	MSC	1,100,000	35,200	6,907
Put - 10-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.580%	05/23/16	MSC	2,400,000	67,860	16,632
Put - 30-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.905%	08/20/18	MSC	900,000	88,800	76,334
Put - 30-Year Interest Rate Swap	Receive	3-Month-USD LIBOR	2.940%	08/20/18	GSC	300,000	29,340	24,492

							221,200	124,365

							$304,720	$150,941

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Cost	Value
Call - U.S. Treasury 5-Year Notes (02/16)	$118.25	01/22/16	CME	7	$2,046	$2,734
Call - U.S. Treasury 5-Year Notes (02/16)	118.50	01/22/16	CME	29	9,313	7,930
Call - U.S. Treasury 5-Year Notes (02/16)	118.75	01/22/16	CME	7	2,484	1,258
Call - U.S. Treasury 10-Year Notes (02/16)	126.00	01/22/16	CME	8	5,026	4,125
Call - U.S. Treasury 30-Year Bonds (02/16)	154.00	01/22/16	CME	5	5,313	6,563
Call - U.S. Treasury 30-Year Bonds (02/16)	155.00	01/22/16	CME	2	2,225	1,812
Call - Eurodollar Midcurve 1-Year Notes (03/16)	98.75	03/11/16	CME	18	2,309	2,475
Call - Eurodollar (03/16)	99.50	03/14/16	CME	59	4,617	738

					33,333	27,635

Put - Eurodollar Midcurve 1-Year Notes (01/16)	98.63	01/15/16	CME	54	6,925	7,087
Put - Eurodollar Midcurve 1-Year Notes (01/16)	98.75	01/15/16	CME	36	5,092	12,600
Put - Eurodollar Midcurve 1-Year Notes (01/16)	98.88	01/15/16	CME	40	9,205	25,750
Put - U.S. Treasury 5-Year Notes (02/16)	115.00	01/22/16	CME	600	6,638	4,687
Put - U.S. Treasury 30-Year Bonds (02/16)	155.00	01/22/16	CME	12	17,336	25,875
Put - U.S. Treasury 5-Year Notes (03/16)	110.50	02/19/16	CME	9	77	70
Put - U.S. Treasury 5-Year Notes (03/16)	110.75	02/19/16	CME	37	318	289
Put - U.S. Treasury 5-Year Notes (03/16)	111.00	02/19/16	CME	79	679	617
Put - Euro-Bobl (03/16)	EUR 126.25	02/19/16	CME	13	83	71
Put - Eurodollar (03/16)	$99.38	03/14/16	CME	290	31,049	88,812

					77,402	165,858

					$110,735	$193,493

Total Purchased Options					$428,453	$344,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(h)	Transactions in written options for the nine-month period ended December 31, 2015 were as follows:

	Number of Contracts	Notional Amount in AUD	Notional Amount in EUR	Notional Amount in $	Premium
Outstanding, March 31, 2015	390	—	—	59,400,000	$536,974
Call Options Written	40,698	1,500,000	6,770,000	21,350,000	1,816,579
Put Options Written	75,129	—	1,900,000	75,750,000	1,376,927
Call Options Closed	(633)	—	—	(10,200,000)	(442,019)
Put Options Closed	(5,347)	—	—	(5,000,000)	(179,965)
Call Options Expired	(39,923)	(1,500,000)	(6,770,000)	(12,300,000)	(1,401,147)
Put Options Expired	(69,471)	—	(1,300,000)	(50,700,000)	(1,017,764)

Outstanding, December 31, 2015	843	—	600,000	78,300,000	$689,585

(i)	Premiums received and value of written options outstanding as of December 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - BRL versus USD	BRL 4.50	02/12/16	JPM	$1,000,000	$25,340	($4,120)
Call - MXN versus USD	MXN 18.10	03/11/16	HSB	1,500,000	16,125	(9,814)
Call - BRL versus USD	BRL 4.55	03/17/16	DUB	600,000	15,144	(6,949)
Call - RUB versus USD	RUB 87.00	12/08/16	HSB	400,000	17,190	(21,257)

					73,799	(42,140)

Put - EUR versus USD	$1.08	01/22/16	CIT	EUR 600,000	4,260	(3,915)

					$78,059	($46,055)

Inflation Floor/Cap Options

Description	Initial Index	Floating Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	03/12/20	CIT	$1,200,000	$10,320	($1,188)
Floor - U.S. CPI Urban Consumers NSA	0.00	Maximum of ((1 + 0.00%)[10] - Inflation Adjustment) or $0	09/29/20	CIT	600,000	7,740	(395)

						$18,060	($1,583)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call -1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.500%	01/19/16	MSC	$5,300,000	$3,180	$—
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.520%	01/19/16	MSC	2,700,000	1,620	—
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.650%	01/19/16	MSC	5,300,000	5,830	—
Call - 1-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	0.660%	01/19/16	MSC	2,700,000	2,700	—
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/29/16	MSC	1,300,000	4,940	(2)
Call - 5-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.300%	01/29/16	MSC	1,300,000	7,540	(40)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.100%	01/30/18	JPM	2,700,000	14,040	(6,639)
Call - 2-Year Interest Rate Swap	Receive	3-Month USD-LIBOR	1.600%	01/30/18	JPM	2,700,000	24,435	(14,084)

							64,285	(20,765)

Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.900%	02/16/16	DUB	2,400,000	9,720	(5,388)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.900%	02/16/16	MSC	8,300,000	34,263	(18,633)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/12/16	MSC	10,000,000	33,684	(5,388)
Put - 2-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.500%	05/23/16	MSC	23,300,000	72,809	(14,020)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	GSC	1,200,000	26,727	(20,346)
Put - 5-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.800%	08/20/18	MSC	3,800,000	84,793	(64,431)

							261,996	(128,206)

							$326,281	($148,971)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Options on Futures

Description	Exercise Price	Expiration Date	Exchange	Number of Contracts	Premium	Value
Call - EUR FX (01/16)	$1.08	01/08/16	CME	4	$5,012	($5,750)
Call - EUR FX (01/16)	1.09	01/08/16	CME	18	29,237	(13,299)
Call - U.S. Treasury 5-Year Notes (02/16)	119.00	01/22/16	CME	11	2,542	(1,289)
Call - U.S. Treasury 10-Year Notes (02/16)	126.50	01/22/16	CME	12	4,352	(3,750)
Call - U.S. Treasury 10-Year Notes (02/16)	127.00	01/22/16	CME	20	9,779	(3,750)
Call - U.S. Treasury 10-Year Notes (02/16)	127.50	01/22/16	CME	14	6,001	(1,531)
Call - U.S. Treasury 10-Year Notes (02/16)	128.00	01/22/16	CME	8	3,615	(500)
Call - U.S. Treasury 10-Year Notes (02/16)	129.00	01/22/16	CME	2	462	(63)
Call - U.S. Treasury 30-Year Bonds (02/16)	156.00	01/22/16	CME	7	11,696	(4,266)
Call - U.S. Treasury 30-Year Bonds (02/16)	157.00	01/22/16	CME	19	14,282	(7,719)
Call - U.S. Treasury 30-Year Bonds (02/16)	158.00	01/22/16	CME	13	14,723	(3,453)
Call - U.S. Treasury 30-Year Bonds (02/16)	159.00	01/22/16	CME	2	1,994	(344)
Call - EUR FX (02/16)	1.10	02/05/16	CME	2	2,318	(2,150)
Call - U.S. Treasury 5-Year Notes (03/16)	118.75	02/19/16	CME	20	6,654	(7,031)
Call - U.S. Treasury 5-Year Notes (03/16)	119.00	02/19/16	CME	4	1,675	(1,062)
Call - U.S. Treasury 10-Year Notes (03/16)	126.50	02/19/16	CME	10	5,436	(6,250)
Call - U.S. Treasury 10-Year Notes (03/16)	127.00	02/19/16	CME	64	38,823	(29,000)
Call - U.S. Treasury 10-Year Notes (03/16)	127.50	02/19/16	CME	2	587	(656)
Call - U.S. Treasury 10-Year Notes (03/16)	128.00	02/19/16	CME	6	3,731	(1,406)
Call - U.S. Treasury 10-Year Notes (03/16)	130.00	02/19/16	CME	11	9,605	(859)
Call - U.S. Treasury 30-Year Bonds (03/16)	157.00	02/19/16	CME	2	2,150	—
Call - U.S. Treasury 30-Year Bonds (03/16)	158.00	02/19/16	CME	10	6,702	(8,125)
Call - Eurodollar (03/16)	99.38	03/14/16	CME	15	795	(469)
Call - Eurodollar (06/16)	99.00	06/13/16	CME	10	6,093	(3,563)
Call - Eurodollar (06/16)	99.25	06/13/16	CME	2	468	(163)

					188,732	(106,448)

Put - EUR FX (01/16)	1.06	01/08/16	CME	2	718	(100)
Put - EUR FX (01/16)	1.07	01/08/16	CME	3	2,728	(375)
Put - EUR FX (01/16)	1.09	01/08/16	CME	2	2,193	(1,750)
Put - Eurodollar Midcurve 1-Year Notes (01/16)	98.50	01/15/16	CME	107	5,002	(3,344)
Put - U.S. Treasury 5-Year Notes (02/16)	117.75	01/22/16	CME	4	862	(563)
Put - U.S. Treasury 5-Year Notes (02/16)	118.00	01/22/16	CME	9	2,432	(1,969)
Put - U.S. Treasury 10-Year Notes (02/16)	124.00	01/22/16	CME	2	431	(156)
Put - U.S. Treasury 10-Year Notes (02/16)	125.00	01/22/16	CME	7	10,366	(11,000)
Put - U.S. Treasury 30-Year Bonds (02/16)	151.00	01/22/16	CME	4	2,784	(1,875)
Put - U.S. Treasury 30-Year Bonds (02/16)	152.00	01/22/16	CME	7	6,149	(5,141)
Put - U.S. Treasury 30-Year Bonds (02/16)	154.00	01/22/16	CME	4	3,862	(6,250)
Put - EUR FX (02/16)	1.06	02/05/16	CME	5	3,471	(2,562)
Put - EUR FX (02/16)	1.07	02/05/16	CME	2	1,843	(1,625)
Put - EUR FX (02/16)	1.08	02/05/16	CME	7	8,552	(8,663)
Put - U.S. Treasury 10-Year Notes (03/16)	123.50	02/19/16	CME	2	400	(344)
Put - U.S. Treasury 10-Year Notes (03/16)	125.00	02/19/16	CME	15	—	—
Put - U.S. Treasury 30-Year Bonds (03/16)	148.00	02/19/16	CME	10	6,092	(4,844)
Put - U.S. Treasury 30-Year Bonds (03/16)	152.00	02/19/16	CME	2	2,822	(2,969)
Put - Eurodollar (03/16)	99.25	03/14/16	CME	361	17,746	(33,844)

					78,453	(87,374)

					$267,185	($193,822)

Total Written Options					$689,585	($390,431)

(j)	Swap agreements outstanding as of December 31, 2015 were as follows:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazilian Government	1.000%	03/20/16	CIT	1.120%	$2,200,000	($585)	($15,567)	$14,982
Brazilian Government	1.000%	06/20/16	CIT	1.387%	700,000	(1,287)	(2,363)	1,076
Brazilian Government	1.000%	09/20/16	GSC	1.765%	200,000	(1,109)	(1,217)	108
Mexico Government	1.000%	09/20/16	JPM	0.582%	100,000	304	577	(273)
Volkswagen International Finance NV	1.000%	12/20/16	CIT	1.169%	EUR 400,000	(720)	(3,701)	2,981
Volkswagen International Finance NV	1.000%	03/20/17	CIT	1.226%	400,000	(1,199)	4,403	(5,602)
MetLife Inc	1.000%	03/20/19	BRC	0.545%	$2,700,000	38,821	30,101	8,720
Colombia Government	1.000%	03/20/19	GSC	1.941%	1,800,000	(52,225)	(16,452)	(35,773)
Colombia Government	1.000%	03/20/19	HSB	1.941%	3,500,000	(101,548)	(28,642)	(72,906)
AT&T Inc	1.000%	03/20/19	MSC	0.502%	2,800,000	44,133	43,594	539

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (2)	Notional Amount (3)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Petrobras Global Finance BV	1.000%	12/20/19	GSC	9.956%	$300,000	($82,700)	($32,995)	($49,705)
Mexico Government	1.000%	09/20/20	CIT	1.639%	900,000	(25,560)	(20,056)	(5,504)
Mexico Government	1.000%	09/20/20	GSC	1.639%	500,000	(14,200)	(11,031)	(3,169)
Mexico Government	1.000%	12/20/20	CIT	1.689%	400,000	(12,829)	(17,036)	4,207
Mexico Government	1.000%	12/20/20	DUB	1.689%	600,000	(19,244)	(22,434)	3,190
Mexico Government	1.000%	12/20/20	GSC	1.689%	200,000	(6,415)	(6,977)	562
Morgan Stanley	1.000%	12/20/20	GSC	0.847%	300,000	2,168	(1,103)	3,271
Citigroup Inc	1.000%	12/20/20	JPM	0.818%	900,000	7,775	3,084	4,691
Telstra Corp Ltd	1.000%	06/20/21	DUB	0.767%	1,400,000	18,605	19,630	(1,025)

						($207,815)	($78,185)	($129,630)

Credit Default Swaps on Credit Indices - Sell Protection (1)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counterparty	Notional Amount (3)	Value (4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX IG 9 10Y	0.548%	12/20/17	GSC	$96,450	$923	$—	$923
ABX HE AAA	0.110%	05/25/46	BRC	2,329,866	(447,043)	(473,982)	26,939

					(446,120)	(473,982)	27,862

			Exchange
CDX IG 23 5Y	1.000%	12/20/19	CME	990,000	(7,085)	—	(7,085)
CDX IG 24 5Y	1.000%	06/20/20	CME	7,142,000	(28,281)	—	(28,281)
CDX HY 24 5Y	5.000%	06/20/20	CME	2,600,730	(9,866)	—	(9,866)
CDX IG 25 5Y	1.000%	12/20/20	ICE	2,990,000	4,862	—	4,862
CDX HY 25 5Y	5.000%	12/20/20	ICE	800,000	(6,542)	—	(6,542)
CDX HY 25 5Y	5.000%	12/20/20	ICE	2,500,000	2,239	—	2,239

					(44,673)	—	(44,673)

					($490,793)	($473,982)	($16,811)

					($698,608)	($552,167)	($146,441)

(1)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate and sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(3)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counterparty	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	DUB	5.700%	01/18/19	MXN 10,000,000	$14,328	($4,168)	$18,496
28-Day MXN TIIE	JPM	5.700%	01/18/19	3,000,000	4,298	(1,022)	5,320

					18,626	(5,190)	23,816

	Exchange
28-Day MXN TIIE	CME	4.060%	08/24/16	88,300,000	110	—	110
28-Day MXN TIIE	CME	5.700%	01/18/19	3,000,000	(1,274)	—	(1,274)
28-Day MXN TIIE	CME	5.615%	06/02/20	8,300,000	1,652	—	1,652
28-Day MXN TIIE	CME	5.495%	09/22/20	27,500,000	3,018	—	3,018
28-Day MXN TIIE	CME	5.480%	09/23/20	15,200,000	1,048	—	1,048
28-Day MXN TIIE	CME	5.608%	10/08/21	15,000,000	440	—	440
28-Day MXN TIIE	CME	5.430%	11/17/21	64,000,000	24,382	—	24,382
28-Day MXN TIIE	CME	6.000%	06/07/22	19,800,000	(6,092)	—	(6,092)
28-Day MXN TIIE	CME	6.000%	09/02/22	25,800,000	(69,069)	—	(69,069)
28-Day MXN TIIE	CME	5.975%	09/16/22	5,700,000	286	—	286
28-Day MXN TIIE	CME	6.530%	06/05/25	6,600,000	(1,122)	—	(1,122)
28-Day MXN TIIE	CME	6.360%	06/09/25	4,200,000	484	—	484
28-Day MXN TIIE	CME	5.990%	01/08/30	2,900,000	(8,037)	—	(8,037)

					(54,174)	—	(54,174)

					($35,548)	($5,190)	($30,358)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN TIIE	CME	3.610%	03/14/16	MXN 346,000,000	($1,933)	$—	($1,933)
1-Day USD-Federal Funds	CME	0.500%	06/17/16	$1,200,000	1,005	—	1,005
6-Month GBP-LIBOR	CME	1.880%	10/05/17	GBP 2,600,000	(118,351)	—	(118,351)
6-Month GBP-LIBOR	CME	1.500%	03/16/18	3,700,000	(30,534)	—	(30,534)
6-Month GBP-LIBOR	CME	1.250%	09/21/18	1,000,000	1,510	—	1,510
6-Month GBP-LIBOR	CME	1.500%	09/21/18	700,000	(620)	—	(620)
3-Month USD-LIBOR	LCH	2.000%	12/16/19	$700,000	3,914	—	3,914
3-Month USD-LIBOR	LCH	2.000%	12/16/20	8,200,000	(150,273)	—	(150,273)
28-Day MXN TIIE	CME	5.940%	07/13/22	MXN 6,400,000	2,657	—	2,657
3-Month USD-LIBOR	CME	1.897%	08/31/22	$10,000,000	24,242	—	24,242
3-Month USD-LIBOR	CME	1.900%	11/30/22	20,584,000	155,183	—	155,183
3-Month USD-LIBOR	LCH	2.250%	12/16/22	8,900,000	(281,638)	—	(281,638)
3-Month USD-LIBOR	CME	2.350%	08/05/25	2,500,000	(35,974)	—	(35,974)
3-Month USD-LIBOR	LCH	2.500%	12/16/25	1,500,000	(27,966)	—	(27,966)
3-Month USD-LIBOR	LCH	2.250%	06/15/26	3,100,000	7,043	—	7,043
3-Month USD-LIBOR	CME	2.720%	02/15/41	3,036,000	(48,325)	—	(48,325)
3-Month USD-LIBOR	CME	2.750%	12/16/45	16,500,000	(1,274,586)	—	(1,274,586)
3-Month USD-LIBOR	LCH	2.750%	12/16/45	100,000	1,802	—	1,802
3-Month USD-LIBOR	LCH	2.500%	06/15/46	300,000	1,406	—	1,406

					($1,771,438)	$—	($1,771,438)

					($1,806,986)	($5,190)	($1,801,796)

Total Swap Agreements					($2,505,594)	($557,357)	($1,948,237)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MANAGED BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$127,435,460	$—	$127,435,460	$—
	Senior Loan Notes	824,036	—	824,036	—
	Mortgage-Backed Securities
	Collateralized Mortgage Obligations - Commercial	20,912,111	—	19,412,096	1,500,015
	Collateralized Mortgage Obligations - Residential	33,095,793	—	33,095,793	—
	Fannie Mae	97,007,631	—	96,390,105	617,526
	Freddie Mac	9,003,119	—	9,003,119	—
	Government National Mortgage Association	7,292,745	—	7,292,745	—

	Total Mortgage-Backed Securities	167,311,399	—	165,193,858	2,117,541

	Asset-Backed Securities	27,287,382	—	26,235,939	1,051,443
	U.S. Government Agency Issues	6,438,399	—	6,438,399	—
	U.S. Treasury Obligations	89,904,497	—	89,904,497	—
	Foreign Government Bonds & Notes	18,304,627	—	18,304,627	—
	Municipal Bonds	10,062,078	—	10,062,078	—
	Short-Term Investments	24,657,479	20,958,782	3,698,697	—
	Derivatives:
	Credit Contracts
	Purchased Options	15	—	15	—
	Swaps	119,830	—	119,830	—

	Total Credit Contracts	119,845	—	119,845	—

	Foreign Currency Contracts
	Futures	15,586	15,586	—	—
	Forward Foreign Currency Contracts	1,259,753	—	1,259,753	—

	Total Foreign Currency Contracts	1,275,339	15,586	1,259,753	—

	Interest Rate Contracts
	Futures	662,163	662,163	—	—
	Purchased Options	344,434	193,493	150,941	—
	Swaps	248,808	—	248,808	—

	Total Interest Rate Contracts	1,255,405	855,656	399,749	—

	Total Assets - Derivatives	2,650,589	871,242	1,779,347	—

	Total Assets	474,875,946	21,830,024	449,876,938	3,168,984

Liabilities	Securities Sold Short:
	Mortgage-Backed Securities	(2,062,949)	—	(2,062,949)	—
	Derivatives:
	Credit Contracts
	Swaps	(818,438)	—	(818,438)	—
	Foreign Currency Contracts
	Futures	(55,622)	(55,622)	—	—
	Forward Foreign Currency Contracts	(871,812)	—	(871,812)	—
	Written Options	(82,329)	(36,274)	(46,055)	—

	Total Foreign Currency Contracts	(1,009,763)	(91,896)	(917,867)	—

	Interest Rate Contracts
	Futures	(536,450)	(536,450)	—	—
	Written Options	(308,102)	(157,548)	(150,554)	—
	Swaps	(2,055,794)	—	(2,055,794)	—

	Total Interest Rate Contracts	(2,900,346)	(693,998)	(2,206,348)	—

	Total Liabilities - Derivatives	(4,728,547)	(785,894)	(3,942,653)	—

	Total Liabilities	(6,791,496)	(785,894)	(6,005,602)	—

	Total	$468,084,450	$21,044,130	$443,871,336	$3,168,984

Certain of the fund’s liabilities are held at carrying amount, which approximates fair value for financial statement purposes. As of December 31, 2015 such liabilities are categorized within the three-tier hierarchy of inputs as follows:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Liabilities	Sale-Buyback Financing Transactions	($2,983,512)	$—	($2,983,512)	$—

The significant unobservable inputs were provided by a broker pricing matrix or pursuant to a methodology approved by the Trustee Valuation Committee.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 47.5%

Consumer Discretionary - 4.9%

Brinker International Inc
2.600% due 05/15/18	$105,000	$104,643
CCO Safari II LLC 3.579% due 07/23/20 ~	120,000	119,412
Delphi Automotive PLC (United Kingdom) 3.150% due 11/19/20	140,000	139,991
Dollar General Corp 4.125% due 07/15/17	480,000	493,108
Dollar Tree Inc 5.250% due 03/01/20 ~	100,000	103,750
General Motors Co 3.500% due 10/02/18	245,000	248,072
GLP Capital LP 4.375% due 11/01/18	400,000	398,000
Hyatt Hotels Corp 3.875% due 08/15/16	50,000	50,740
McDonald’s Corp 2.100% due 12/07/18	45,000	45,068
Mohawk Industries Inc 6.125% due 01/15/16	410,000	410,436
Newell Rubbermaid Inc 2.150% due 10/15/18	95,000	92,017
Pinnacle Entertainment Inc 7.500% due 04/15/21	95,000	99,513
The Interpublic Group of Cos Inc 2.250% due 11/15/17	295,000	294,242
Thomson Reuters Corp
0.875% due 05/23/16	255,000	254,822
1.650% due 09/29/17	370,000	368,274
Time Warner Cable Inc
5.850% due 05/01/17	45,000	47,092
8.250% due 04/01/19	205,000	235,764
Whirlpool Corp 1.350% due 03/01/17	290,000	288,393
Wyndham Worldwide Corp 2.950% due 03/01/17	60,000	60,383

		3,853,720

Consumer Staples - 1.4%

Bunge Ltd Finance Corp 3.200% due 06/15/17	430,000	434,383
CVS Health Corp 1.900% due 07/20/18	280,000	280,029
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	200,000	199,049
Mead Johnson Nutrition Co 3.000% due 11/15/20	45,000	45,057
Reynolds American Inc 2.300% due 06/12/18	120,000	120,833

		1,079,351

Energy - 11.0%

Anadarko Petroleum Corp 5.950% due 09/15/16	220,000	226,106
Cameron International Corp
1.150% due 12/15/16	85,000	84,173
1.400% due 06/15/17	165,000	162,724
Chesapeake Energy Corp 3.250% due 03/15/16	375,000	360,938
China Shenhua Overseas Capital Co Ltd (China) 3.125% due 01/20/20 ~	500,000	498,272
CNOOC Finance Ltd (China) 1.125% due 05/09/16	208,000	207,702
CNOOC Nexen Finance ULC (China) 1.625% due 04/30/17	245,000	243,742

	Principal Amount	Value
Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	$130,000	$127,191
Concho Resources Inc 7.000% due 01/15/21	200,000	198,000
Continental Resources Inc 7.125% due 04/01/21	500,000	464,318
DCP Midstream Operating LP 2.500% due 12/01/17	625,000	563,498
Delek & Avner Tamar Bond Ltd (Israel) 2.803% due 12/30/16 ~	165,000	164,944
Ecopetrol SA (Colombia) 4.250% due 09/18/18	225,000	224,438
Enbridge Energy Partners LP 5.875% due 12/15/16	445,000	453,998
Energy Transfer Partners LP 6.700% due 07/01/18	195,000	205,189
EnLink Midstream Partners LP 2.700% due 04/01/19	85,000	77,612
Enterprise Products Operating LLC 2.550% due 10/15/19	225,000	215,972
Korea National Oil Corp (South Korea) 4.000% due 10/27/16 ~	240,000	244,957
Murphy Oil Corp 2.500% due 12/01/17	460,000	422,105
Nabors Industries Inc 2.350% due 09/15/16	150,000	149,285
Noble Holding International Ltd 3.050% due 03/01/16	415,000	415,015
ONEOK Partners LP 3.200% due 09/15/18	40,000	38,190
Origin Energy Finance Ltd (Australia) 3.500% due 10/09/18 ~	280,000	273,249
Petroleos Mexicanos (Mexico)
3.125% due 01/23/19	80,000	77,591
3.500% due 07/23/20 ~	170,000	161,330
Pioneer Natural Resources Co 5.875% due 07/15/16	605,000	614,550
Rowan Cos Inc 5.000% due 09/01/17	120,000	119,142
SESI LLC
6.375% due 05/01/19	205,000	190,779
7.125% due 12/15/21	350,000	312,375
Southwestern Energy Co 3.300% due 01/23/18	115,000	94,444
Tennessee Gas Pipeline Co LLC 8.000% due 02/01/16	580,000	582,129
Transocean Inc
3.000% due 10/15/17	360,000	320,175
5.800% due 12/15/16	130,000	126,588

		8,620,721

Financials - 15.2%

ACE INA Holdings Inc
2.300% due 11/03/20	140,000	139,151
American Campus Communities Operating Partnership LP 3.350% due 10/01/20	70,000	69,994
American Express Co 0.968% due 05/22/18 §	585,000	581,716
Aon PLC 2.800% due 03/15/21	190,000	189,517
Bank of America Corp
2.000% due 01/11/18	130,000	129,910
5.650% due 05/01/18	175,000	188,278
6.400% due 08/28/17	540,000	578,663
6.875% due 04/25/18	155,000	171,114
Barclays Bank PLC (United Kingdom) 6.050% due 12/04/17 ~	450,000	480,479

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Citigroup Inc
1.550% due 08/14/17	$155,000	$154,434
1.700% due 04/27/18	35,000	34,689
1.800% due 02/05/18	145,000	144,569
1.850% due 11/24/17	265,000	264,745
CNA Financial Corp 6.500% due 08/15/16	195,000	200,817
CNO Financial Group Inc 4.500% due 05/30/20	75,000	76,688
Commonwealth Bank of Australia (Australia) 1.750% due 11/02/18	304,000	302,040
Discover Bank 7.000% due 04/15/20	410,000	467,328
Fidelity National Financial Inc 6.600% due 05/15/17	380,000	401,097
Ford Motor Credit Co LLC
1.700% due 05/09/16	295,000	295,311
3.000% due 06/12/17	210,000	212,124
General Motors Financial Co Inc 3.150% due 01/15/20	395,000	391,856
HBOS PLC (United Kingdom) 6.750% due 05/21/18 ~	485,000	530,235
Hyundai Capital America (South Korea)
1.450% due 02/06/17 ~	290,000	288,720
1.875% due 08/09/16 ~	230,000	230,332
Hyundai Capital Services Inc (South Korea) 3.500% due 09/13/17 ~	200,000	203,791
Intercontinental Exchange Inc 2.750% due 12/01/20	160,000	160,136
Itau Unibanco Holding SA (Brazil) 2.850% due 05/26/18 ~	200,000	190,700
JPMorgan Chase & Co 2.000% due 08/15/17	415,000	416,538
McGraw Hill Financial Inc 2.500% due 08/15/18	35,000	35,244
Mizuho Bank Ltd (Japan) 2.150% due 10/20/18 ~	200,000	199,393
Morgan Stanley
1.170% due 01/24/19 §	550,000	548,997
1.600% due 04/25/18 §	280,000	283,150
National Bank of Canada (Canada) 1.450% due 11/07/17	355,000	352,920
New York Life Global Funding 1.550% due 11/02/18 ~	350,000	347,337
PNC Bank NA 1.800% due 11/05/18	335,000	334,311
Regions Bank 7.500% due 05/15/18	250,000	277,941
Santander Bank NA 2.000% due 01/12/18	250,000	248,306
Santander UK Group Holdings PLC (United Kingdom) 2.875% due 10/16/20	55,000	54,737
Standard Chartered PLC (United Kingdom) 1.500% due 09/08/17 ~	395,000	392,828
The Goldman Sachs Group Inc
2.750% due 09/15/20	55,000	55,036
2.900% due 07/19/18	85,000	86,716
6.150% due 04/01/18	235,000	255,328
6.250% due 09/01/17	230,000	246,408
The Huntington National Bank 2.200% due 11/06/18	250,000	249,512
UBS Group Funding Jersey Ltd (Switzerland) 2.950% due 09/24/20 ~	265,000	262,841
Ventas Realty LP REIT 2.000% due 02/15/18	170,000	169,274

		11,895,251

	Principal Amount	Value
Health Care - 2.5%

AbbVie Inc 1.800% due 05/14/18	$120,000	$119,524
Actavis Funding SCS 2.350% due 03/12/18	410,000	410,709
Actavis Inc 1.875% due 10/01/17	255,000	254,799
Agilent Technologies Inc 6.500% due 11/01/17	87,000	92,906
Baxalta Inc 2.000% due 06/22/18 ~	50,000	49,517
Biogen Inc 2.900% due 09/15/20	80,000	79,911
Catholic Health Initiatives
1.600% due 11/01/17	65,000	64,890
2.600% due 08/01/18	305,000	306,375
Celgene Corp 2.125% due 08/15/18	85,000	85,074
Gilead Sciences Inc 1.850% due 09/04/18	90,000	90,444
UnitedHealth Group Inc 1.900% due 07/16/18	280,000	281,006
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	140,000	139,228

		1,974,383

Industrials - 4.1%

ERAC USA Finance LLC 2.800% due 11/01/18 ~	50,000	50,370
GATX Corp
1.250% due 03/04/17	295,000	292,138
2.375% due 07/30/18	110,000	109,292
2.600% due 03/30/20	25,000	24,356
HPHT Finance Ltd (Singapore) 2.250% due 03/17/18 ~	200,000	198,874
Hutchison Whampoa International Ltd (Hong Kong) 1.625% due 10/31/17 ~	420,000	416,839
International Lease Finance Corp 2.462% due 06/15/16 §	205,000	205,000
JB Hunt Transport Services Inc 2.400% due 03/15/19	105,000	105,767
Kansas City Southern 2.350% due 05/15/20 ~	235,000	227,200
Penske Truck Leasing Co LP
2.500% due 06/15/19 ~	270,000	265,848
2.875% due 07/17/18 ~	150,000	151,063
3.200% due 07/15/20 ~	330,000	327,120
Southwest Airlines Co
2.750% due 11/06/19	300,000	302,719
5.750% due 12/15/16	85,000	88,364
Stanley Black & Decker Inc 2.451% due 11/17/18	395,000	396,821

		3,161,771

Information Technology - 3.1%

Alibaba Group Holding Ltd (China) 2.500% due 11/28/19	220,000	215,206
Amphenol Corp 1.550% due 09/15/17	95,000	94,562
Avnet Inc 6.625% due 09/15/16	115,000	119,025
Baidu Inc (China) 2.750% due 06/09/19	210,000	209,160
Fidelity National Information Services Inc 1.450% due 06/05/17	165,000	162,830
Harris Corp 1.999% due 04/27/18	70,000	69,260
Hewlett Packard Enterprise Co 2.450% due 10/05/17 ~	320,000	319,880

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Juniper Networks Inc 3.100% due 03/15/16	$125,000	$125,406
Keysight Technologies Inc 3.300% due 10/30/19	640,000	629,600
Microsoft Corp 1.300% due 11/03/18	230,000	229,714
Tencent Holdings Ltd (China) 2.875% due 02/11/20 ~	200,000	198,907

		2,373,550

Materials - 1.4%

Anglo American Capital PLC (United Kingdom) 1.271% due 04/15/16 § ~	240,000	237,668
INVISTA Finance LLC 4.250% due 10/15/19 ~	250,000	243,750
Martin Marietta Materials Inc 1.703% due 06/30/17 §	305,000	302,989
Solvay Finance America LLC (Belgium) 3.400% due 12/03/20 ~	200,000	198,644
Vale Overseas Ltd (Brazil) 6.250% due 01/23/17	110,000	109,901

		1,092,952

Telecommunication Services - 1.4%

CC Holdings GS V LLC 2.381% due 12/15/17	400,000	400,619
SBA Tower Trust
2.240% due 04/15/43 ~	300,000	294,562
2.933% due 12/15/42 ~	170,000	172,199
3.598% due 04/15/43 ~	250,000	249,584

		1,116,964

Utilities - 2.5%

Exelon Generation Co LLC 2.950% due 01/15/20	210,000	209,508
Monongahela Power Co 5.700% due 03/15/17 ~	65,000	67,676
NiSource Finance Corp
6.400% due 03/15/18	250,000	272,538
6.800% due 01/15/19	105,000	117,899
PPL Capital Funding Inc 1.900% due 06/01/18	310,000	307,294
San Diego Gas & Electric Co 1.914% due 02/01/22	181,072	177,994
Southern Power Co 1.850% due 12/01/17	40,000	40,000
The Cleveland Electric Illuminating Co 7.880% due 11/01/17	350,000	385,299
Zhejiang Energy Group Hong Kong Ltd (Hong Kong) 2.300% due 09/30/17 ~	385,000	382,072

		1,960,280

Total Corporate Bonds & Notes (Cost $37,676,864)		37,128,943

MORTGAGE-BACKED SECURITIES - 21.5%

Collateralized Mortgage Obligations - Commercial - 10.2%

BAMLL Commercial Mortgage Securities Trust 2.717% due 06/15/28 " § ~	100,000	101,267
Banc of America Commercial Mortgage Trust
5.448% due 09/10/47 "	30,000	30,574
5.634% due 07/10/46 "	745,747	752,104
5.809% due 02/10/51 " §	25,000	26,158
Citigroup Commercial Mortgage Trust
1.485% due 10/10/47 "	68,280	67,665
1.637% due 06/10/48 "	251,035	248,446
1.643% due 09/10/58 "	58,098	57,420

	Principal Amount	Value
Commercial Mortgage Trust
1.046% due 02/13/32 " § ~	$180,000	$178,093
1.445% due 12/10/47 "	207,169	205,343
1.604% due 10/10/48 "	87,942	87,125
1.667% due 07/10/50 "	271,122	269,103
3.221% due 10/10/53 "	200,000	205,469
Credit Suisse Mortgage Trust 1.131% due 04/15/27 " § ~	100,000	99,376
Csail Commercial Mortgage Trust 1.454% due 06/15/57 "	527,051	521,208
Freddie Mac Multifamily Structured Pass-Through Certificates
1.369% due 05/25/19 "	382,308	382,895
1.426% due 08/25/17 "	606,222	606,737
GS Mortgage Securities Trust 1.593% due 07/10/48 "	89,076	88,226
JPMBB Commercial Mortgage Securities Trust
1.445% due 10/15/48 "	77,590	76,496
1.539% due 11/15/47 "	55,649	54,962
1.596% due 01/15/48 "	535,164	529,145
1.626% due 05/15/48 "	107,679	106,444
1.738% due 07/15/48 "	481,917	477,796
Merrill Lynch Mortgage Trust 5.782% due 08/12/43 " §	175,000	178,116
ML-CFC Commercial Mortgage Trust 5.882% due 06/12/46 " §	262,547	262,700
Morgan Stanley Bank of America Merrill Lynch Trust
1.573% due 12/15/47 "	355,145	351,594
1.686% due 10/15/47 "	194,133	192,757
1.706% due 05/15/48 "	181,618	180,403
Morgan Stanley Capital I Trust
1.638% due 05/15/48 "	173,199	171,998
5.731% due 07/12/44 " §	215,359	216,747
Wells Fargo Commercial Mortgage Trust
1.437% due 12/15/47 "	434,083	429,722
1.471% due 04/15/50 "	171,071	169,257
1.531% due 05/15/48 "	151,911	150,199
3.020% due 07/15/58 "	325,000	332,287
WFRBS Commercial Mortgage Trust
1.390% due 11/15/47 "	38,705	38,272
1.663% due 10/15/57 "	108,069	107,505

		7,953,609

Collateralized Mortgage Obligations - Residential - 3.8%

Alternative Loan Trust 2.632% due 12/25/34 " §	138,329	133,430
Deutsche Alt-A Securities Inc Mortgage Loan Trust 0.822% due 04/25/35 " §	167,312	148,436
DSLA Mortgage Loan Trust 1.242% due 09/19/44 " §	500,949	469,617
Fannie Mae 5.000% due 08/25/19 "	92,447	95,496
Fannie Mae Connecticut Avenue Securities 1.922% due 02/25/25 " §	102,530	102,690
Freddie Mac Structured Agency Credit Risk Debt Notes
1.271% due 03/25/25 " §	194,679	194,663
1.321% due 05/25/25 " §	239,140	238,805
1.371% due 12/25/27 " §	238,597	238,642
1.471% due 03/25/28 " §	243,862	243,748
1.871% due 10/25/24 " §	119,451	119,623
GS Mortgage-Backed Securities Trust 2.491% due 07/25/44 " § ~	76,286	75,875
HarborView Mortgage Loan Trust 0.622% due 05/19/35 " §	120,181	100,696
JP Morgan Alternative Loan Trust 0.612% due 06/25/37 " §	75,239	70,268
Lanark Master Issuer PLC (United Kingdom) 0.878% due 12/22/54 " § ~	258,456	258,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Structured Adjustable Rate Mortgage Loan Trust 2.692% due 11/25/34 " §	$157,568	$156,253
Towd Point Mortgage Trust
2.750% due 04/25/55 " § ~	162,350	160,990
2.750% due 05/25/55 " § ~	141,409	140,069

		2,947,482

Fannie Mae - 5.9%

3.000% due 11/01/29 "	109,763	113,293
3.000% due 02/01/30 "	83,644	86,337
3.000% due 03/01/30 "	147,219	151,958
3.000% due 03/01/30 "	129,450	133,626
3.000% due 04/01/30 "	209,356	216,101
3.000% due 07/01/30 "	131,895	136,153
3.000% due 07/01/30 "	135,366	139,734
3.000% due 09/01/30 "	136,217	140,624
3.000% due 09/01/30 "	274,304	282,904
3.500% due 01/01/26 "	21,312	22,367
3.500% due 01/01/26 "	161,219	169,211
3.500% due 01/01/27 "	120,759	126,775
4.000% due 09/01/26 "	250,873	266,185
4.000% due 10/01/41 "	397,385	421,833
4.500% due 04/01/26 "	108,577	116,795
4.500% due 07/01/26 "	573,471	612,079
5.000% due 07/01/19 "	76,253	79,066
5.000% due 01/01/20 "	758	785
5.000% due 09/01/25 "	182,425	196,670
5.000% due 06/01/33 "	146,505	162,130
5.500% due 10/01/35 "	149,170	167,374
5.500% due 01/01/36 "	248,697	279,698
5.500% due 08/01/37 "	31,092	34,945
5.500% due 08/01/37 "	231,516	260,080
5.500% due 06/01/39 "	36,682	41,031
6.000% due 11/01/35 "	212,937	241,695
6.000% due 09/01/39 "	29,359	33,234

		4,632,683

Freddie Mac - 0.4%

5.000% due 11/01/16 "	219	227
5.000% due 10/01/17 "	335	347
5.000% due 10/01/17 "	3,341	3,457
5.000% due 11/01/17 "	697	721
5.000% due 11/01/17 "	724	749
5.000% due 11/01/17 "	426	440
5.000% due 11/01/17 "	568	588
5.000% due 11/01/17 "	599	620
5.000% due 11/01/17 "	519	537
5.000% due 11/01/17 "	1,375	1,423
5.000% due 11/01/17 "	8,768	9,073
5.000% due 12/01/17 "	490	507
5.000% due 12/01/17 "	762	788
5.000% due 12/01/17 "	357	369
5.000% due 12/01/17 "	681	705
5.000% due 12/01/17 "	612	633
5.000% due 12/01/17 "	780	807
5.000% due 12/01/17 "	797	825
5.000% due 04/01/18 "	546	565
5.500% due 01/01/20 "	8,136	8,584
5.500% due 12/01/39 "	251,665	279,878

		311,843

Government National Mortgage Association - 1.2%

3.000% due 10/20/44 " §	123,670	126,868
3.500% due 03/20/43 "	435,249	455,094
5.000% due 12/20/34 "	27,811	30,774
5.000% due 12/20/35 "	18,669	20,586
5.000% due 01/20/36 "	14,560	16,055
5.000% due 05/20/36 "	20,190	22,263

	Principal Amount	Value
5.000% due 02/20/40 "	$32,739	$36,188
6.000% due 07/20/36 "	201,615	232,876

		940,704

Total Mortgage-Backed Securities (Cost $16,980,593)		16,786,321

ASSET-BACKED SECURITIES - 20.5%

Ally Auto Receivables Trust 3.150% due 10/15/18 " ~	135,000	136,009
AmeriCredit Automobile Receivables Trust
0.960% due 04/09/18 "	35,241	35,228
1.190% due 05/08/18 "	190,000	189,866
1.270% due 01/08/20 "	360,000	356,455
1.600% due 07/08/19 "	300,000	298,863
1.700% due 07/08/20 "	75,000	74,685
Ascentium Equipment Receivables Trust 1.930% due 03/11/19 " ~	295,000	292,657
BMW Vehicle Owner Trust 1.500% due 02/25/21 "	325,000	324,526
Capital Auto Receivables Asset Trust
1.480% due 11/20/18 "	345,000	344,182
1.620% due 03/20/19 "	200,000	198,894
1.730% due 09/20/19 "	155,000	154,357
CarMax Auto Owner Trust
1.690% due 08/15/19 "	45,000	44,767
1.810% due 07/15/20 "	185,000	184,072
1.930% due 11/15/19 "	65,000	64,465
CCG Receivables Trust
1.060% due 11/15/21 " ~	150,019	149,380
1.460% due 11/14/18 " ~	255,000	254,421
Citigroup Mortgage Loan Trust Inc 0.582% due 06/25/37 " §	188,738	180,170
CNH Equipment Trust 1.370% due 07/15/20 "	370,000	365,646
DB Master Finance LLC 3.262% due 02/20/45 " ~	382,113	379,021
Diamond Resorts Owner Trust
2.540% due 05/20/27 " ~	231,961	230,270
2.730% due 07/20/27 " ~	272,196	269,541
2.990% due 05/22/28 " ~	95,880	96,092
Domino’s Pizza Master Issuer LLC 5.216% due 01/25/42 " ~	168,094	173,097
Elara HGV Timeshare Issuer LLC 2.530% due 02/25/27 " ~	148,412	146,059
Enterprise Fleet Financing LLC 1.590% due 02/22/21 " ~	365,000	362,721
Exeter Automobile Receivables Trust 1.060% due 08/15/18 " ~	23,968	23,904
Ford Credit Auto Lease Trust
1.230% due 11/15/16 "	285,000	285,058
1.510% due 08/15/17 "	195,000	195,022
Ford Credit Auto Owner Trust 1.410% due 02/15/20 "	165,000	164,342
Ford Credit Floorplan Master Owner Trust 1.420% due 01/15/20 "	380,000	377,234
GE Dealer Floorplan Master Note Trust 0.782% due 07/20/19 " §	315,000	314,675
GM Financial Automobile Leasing Trust 1.690% due 03/20/19 "	200,000	198,781
GMF Floorplan Owner Revolving Trust 1.650% due 05/15/20 " ~	145,000	143,564
GreatAmerica Leasing Receivables 0.890% due 07/15/17 " ~	340,736	339,692
GSAA Home Equity Trust
0.470% due 07/25/37 " §	406,891	360,795
0.702% due 10/25/35 " §	78,530	73,071
GSAA Trust 0.852% due 06/25/35 " §	280,329	266,858

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Hilton Grand Vacations Trust 1.770% due 11/25/26 " ~	$214,870	$210,958
Hyundai Auto Lease Securitization Trust 1.650% due 08/15/19 " ~	535,000	534,470
John Deere Owner Trust
1.320% due 06/17/19 "	145,000	144,282
1.440% due 10/15/19 "	155,000	154,347
Kubota Credit Owner Trust 1.540% due 03/15/19 " ~	530,000	526,869
MMAF Equipment Finance LLC 1.390% due 10/16/19 " ~	140,000	138,996
Motor PLC (United Kingdom) 0.902% due 08/25/21 " § ~	90,802	90,747
MVW Owner Trust 2.150% due 04/22/30 " ~	55,670	54,766
Nissan Auto Receivables Owner Trust 1.110% due 05/15/19 "	355,000	354,005
Nissan Master Owner Trust Receivables 1.440% due 01/15/20 "	365,000	362,511
Sierra Timeshare Receivables Funding LLC
2.050% due 06/20/31 " ~	130,635	130,737
2.300% due 10/20/31 " ~	184,401	184,012
2.400% due 03/22/32 " ~	313,709	310,233
2.430% due 06/20/32 " ~	222,455	218,765
SLM Student Loan Trust
1.820% due 04/25/23 " §	68,849	68,962
1.970% due 07/25/22 " §	100,000	100,704
2.020% due 07/25/23 " §	105,000	105,719
SMART ABS Trust (Australia)
0.970% due 03/14/17 "	41,063	41,034
0.990% due 08/14/17 "	208,833	208,603
1.180% due 02/14/19 "	580,000	573,113
1.660% due 08/14/19 "	220,000	218,245
Synchrony Credit Card Master Note Trust
1.600% due 04/15/21 "	370,000	367,613
1.690% due 03/15/21 "	485,000	483,651
Toyota Auto Receivables Owner Trust
1.440% due 04/15/20 "	200,000	199,755
1.690% due 12/15/20 "	350,000	349,579
Volkswagen Auto Lease Trust 0.800% due 04/20/17 "	128,267	127,923
Volkswagen Auto Loan Enhanced Trust 1.390% due 05/20/21 "	655,000	641,569
Wells Fargo Home Equity Trust 0.572% due 01/25/37 " §	194,037	179,820
Wendys Funding LLC 3.371% due 06/15/45 " ~	369,075	361,155
Wheels SPV LLC
0.840% due 03/20/23 " ~	170,769	170,009
1.270% due 04/22/24 " ~	200,000	198,066
World Omni Auto Receivables Trust 1.340% due 05/15/20 "	135,000	134,415

Total Asset-Backed Securities (Cost $16,049,656)		15,994,073

U.S. GOVERNMENT AGENCY ISSUES - 0.3%

Federal Home Loan Bank 0.625% due 12/28/16	255,000	254,461

Total U.S. Government Agency Issues (Cost $254,755)		254,461

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 7.4%

U.S. Treasury Notes - 7.4%

0.625% due 08/31/17	$580,000	$576,385
0.625% due 09/30/17	1,250,000	1,241,561
0.500% due 07/31/17	830,000	823,840
0.875% due 10/15/18	465,000	459,986
1.625% due 11/30/20	985,000	979,515
1.750% due 09/30/19 ‡	1,730,000	1,742,254

		5,823,541

Total U.S. Treasury Obligations (Cost $5,868,344)		5,823,541

FOREIGN GOVERNMENT BONDS & NOTES - 0.3%

Iceland Government (Iceland) 4.875% due 06/16/16 ~	221,000	224,870

Total Foreign Government Bonds & Notes (Cost $223,750)		224,870

MUNICIPAL BONDS - 1.0%

State Board of Administration Finance Corp ‘A’ FL 1.298% due 07/01/16	575,000	576,777
University of California 0.928% due 07/01/41 §	195,000	194,971

Total Municipal Bonds (Cost $770,000)		771,748

	Shares
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	827,838	827,838

Total Short-Term Investment (Cost $827,838)		827,838

TOTAL INVESTMENTS - 99.6% (Cost $78,651,800)		77,811,795

OTHER ASSETS & LIABILITIES, NET - 0.4%		286,042

NET ASSETS - 100.0%		$78,097,837

Notes to Schedule of Investments

(a)	As of December 31, 2015, an investment with a value of $46,326 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts.

(b)	Open futures contracts outstanding as of December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes (03/16)	20	($6,279)

Short Futures Outstanding
U.S. Treasury 5-Year Notes (03/16)	44	13,707

Total Futures Contracts		$7,428

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SHORT DURATION BOND FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$37,128,943	$—	$37,128,943	$—
	Mortgage-Backed Securities (1)	16,786,321	—	16,786,321	—
	Asset-Backed Securities	15,994,073	—	15,897,981	96,092
	U.S. Government Agency Issues	254,461	—	254,461	—
	U.S. Treasury Obligations	5,823,541	—	5,823,541	—
	Foreign Government Bonds & Notes	224,870	—	224,870	—
	Municipal Bonds	771,748	—	771,748	—
	Short-Term Investment	827,838	827,838	—	—
	Derivatives:
	Interest Rate Contracts
	Futures	13,707	13,707	—	—

	Total Assets	77,825,502	841,545	76,887,865	96,092

Liabilities	Derivatives:
	Interest Rate Contracts
	Futures	(6,279)	(6,279)	—	—

	Total Liabilities	(6,279)	(6,279)	—	—

	Total	$77,819,223	$835,266	$76,887,865	$96,092

The significant unobservable inputs were provided by a vendor-priced single broker quote.

(1)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM SHORT DURATION INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 78.1%

Consumer Discretionary - 6.9%

CCO Safari II LLC 3.579% due 07/23/20 ~	$2,700,000	$2,686,770
DISH DBS Corp 4.250% due 04/01/18	250,000	251,250
General Motors Co 3.500% due 10/02/18	1,000,000	1,012,540
GLP Capital LP 4.375% due 11/01/18	750,000	746,250
Lennar Corp
4.125% due 12/01/18	750,000	757,500
4.500% due 06/15/19	1,500,000	1,532,813
McDonald’s Corp 2.100% due 12/07/18	3,000,000	3,004,557
NBCUniversal Enterprise Inc 1.006% due 04/15/18 § ~	1,500,000	1,498,337
Toll Brothers Finance Corp 4.000% due 12/31/18	1,850,000	1,891,625
Wyndham Worldwide Corp 2.500% due 03/01/18	1,000,000	996,458

		14,378,100

Consumer Staples - 4.8%

CVS Health Corp 2.800% due 07/20/20	2,150,000	2,162,805
Imperial Tobacco Finance PLC (United Kingdom) 2.050% due 07/20/18 ~	1,000,000	995,246
Kraft Heinz Foods Co 2.000% due 07/02/18 ~	2,000,000	1,994,054
Mead Johnson Nutrition Co 3.000% due 11/15/20	750,000	750,953
Reynolds American Inc 2.300% due 06/12/18	2,250,000	2,265,620
Wm Wrigley Jr Co 2.400% due 10/21/18 ~	1,750,000	1,755,968

		9,924,646

Energy - 4.1%

Columbia Pipeline Group Inc 2.450% due 06/01/18 ~	1,000,000	978,389
Energy Transfer Partners LP 2.500% due 06/15/18	1,500,000	1,437,124
Halliburton Co 2.700% due 11/15/20	850,000	841,098
Harvest Operations Corp (South Korea) 2.125% due 05/14/18 ~	500,000	498,522
Kinder Morgan Energy Partners LP 2.650% due 02/01/19	1,000,000	925,252
Kinder Morgan Inc 3.050% due 12/01/19	850,000	787,680
Linn Energy LLC 6.500% due 05/15/19	250,000	45,000
Petrobras Global Finance BV (Brazil) 3.000% due 01/15/19	500,000	381,250
Schlumberger Holdings Corp 1.900% due 12/21/17 ~	1,000,000	996,732
Targa Resources Partners LP 4.125% due 11/15/19	275,000	230,313
Trans Pipelines Ltd (Canada) 1.875% due 01/12/18	1,500,000	1,495,029

		8,616,389

Financials - 30.3%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	1,350,000	1,351,687
Ally Financial Inc 3.250% due 02/13/18	1,500,000	1,496,250

	Principal Amount	Value
American Express Credit Corp 1.875% due 11/05/18	$2,000,000	$1,995,792
American Tower Corp REIT 3.400% due 02/15/19	1,000,000	1,026,744
Ares Capital Corp 4.875% due 11/30/18	2,500,000	2,605,030
Bank of America Corp 2.000% due 01/11/18	2,000,000	1,998,616
Bank of America NA
1.650% due 03/26/18	600,000	596,109
5.300% due 03/15/17	2,000,000	2,081,124
Bank of Montreal (Canada) 1.800% due 07/31/18	1,450,000	1,447,868
Berkshire Hathaway Finance Corp 2.000% due 08/15/18	1,000,000	1,015,341
Capital One Bank USA NA 2.250% due 02/13/19	1,000,000	996,567
Capital One NA 2.350% due 08/17/18	1,650,000	1,654,410
Citigroup Inc
1.027% due 03/10/17 §	1,500,000	1,496,821
1.700% due 04/27/18	3,000,000	2,973,315
Export-Import Bank of Korea (South Korea) 1.071% due 01/14/17 §	500,000	500,847
Ford Motor Credit Co LLC
1.332% due 03/12/19 §	2,000,000	1,959,358
2.145% due 01/09/18	1,500,000	1,495,326
General Motors Financial Co Inc
4.375% due 09/25/21	1,000,000	1,015,837
4.750% due 08/15/17	1,000,000	1,036,889
Hyundai Capital America (South Korea) 2.400% due 10/30/18 ~	1,000,000	997,393
Hyundai Capital Services Inc (South Korea) 1.333% due 03/18/17 § ~	1,000,000	997,399
JPMorgan Chase & Co 1.529% due 10/29/20 §	3,000,000	3,032,751
1.625% due 05/15/18	2,000,000	1,985,976
McGraw Hill Financial Inc 2.500% due 08/15/18	3,000,000	3,020,874
Morgan Stanley 2.125% due 04/25/18	3,000,000	3,008,400
MUFG Union Bank NA 1.500% due 09/26/16	1,000,000	1,002,516
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,000,000	1,018,879
PNC Bank NA
1.300% due 10/03/16	1,000,000	1,002,213
1.800% due 11/05/18	2,000,000	1,995,888
Senior Housing Properties Trust REIT 3.250% due 05/01/19	500,000	498,721
State Street Corp 1.264% due 08/18/20 §	1,000,000	1,001,218
Synchrony Financial 3.000% due 08/15/19	2,000,000	1,999,314
The Goldman Sachs Group Inc 1.476% due 04/23/20 §	3,500,000	3,508,806
The Korea Development Bank (South Korea) 1.000% due 01/22/16	500,000	499,950
TIAA Asset Management Finance Co LLC 2.950% due 11/01/19 ~	1,450,000	1,454,804
Vereit Operating Partnership LP REIT 2.000% due 02/06/17	1,000,000	992,500
Voya Financial Inc 2.900% due 02/15/18	2,000,000	2,023,010
WEA Finance LLC (Australia) 1.750% due 09/15/17 ~	2,500,000	2,479,695
Wells Fargo & Co 2.550% due 12/07/20	2,000,000	1,991,342

		63,255,580

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 8.9%

AbbVie Inc 1.800% due 05/14/18	$2,200,000	$2,191,273
Actavis Funding SCS 2.350% due 03/12/18	2,250,000	2,253,890
Becton Dickinson and Co
1.450% due 05/15/17	750,000	747,130
1.800% due 12/15/17	1,650,000	1,648,474
Biogen Inc 2.900% due 09/15/20	1,650,000	1,648,173
Celgene Corp 2.125% due 08/15/18	2,150,000	2,151,866
Gilead Sciences Inc 1.850% due 09/04/18	850,000	854,194
Laboratory Corp of America Holdings 2.625% due 02/01/20	1,500,000	1,482,912
St Jude Medical Inc 2.000% due 09/15/18	2,250,000	2,247,566
Thermo Fisher Scientific 2.150% due 12/14/18	750,000	750,125
Valeant Pharmaceuticals International Inc 6.750% due 08/15/18 ~	350,000	348,600
Zimmer Biomet Holdings Inc 2.000% due 04/01/18	2,150,000	2,138,145

		18,462,348

Industrials - 5.8%

Air Lease Corp
2.125% due 01/15/18	1,000,000	985,000
3.375% due 01/15/19	1,500,000	1,511,250
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,143,283	1,184,670
Delta Air Lines Pass-Through Trust ‘A’
4.750% due 11/07/21	782,237	825,260
4.950% due 11/23/20	582,341	611,458
ERAC USA Finance LLC 1.400% due 04/15/16 ~	750,000	749,690
International Lease Finance Corp 3.875% due 04/15/18	500,000	505,000
Lockheed Martin Corp 2.500% due 11/23/20	2,650,000	2,643,690
Owens Corning 9.000% due 06/15/19	83,000	96,301
Penske Truck Leasing Co LP 2.500% due 03/15/16 ~	1,000,000	1,001,784
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	1,000,000	997,500
4.750% due 10/11/23	714,070	713,213
United Continental Holdings Inc 6.375% due 06/01/18	250,000	261,093

		12,085,909

Information Technology - 4.9%

Fidelity National Information Services Inc 2.850% due 10/15/18	2,150,000	2,159,058
Harris Corp 1.999% due 04/27/18	1,000,000	989,430
Hewlett Packard Enterprise Co 2.249% due 10/05/18 § ~	3,000,000	3,009,864
Microsoft Corp 1.300% due 11/03/18	2,000,000	1,997,516
Visa Inc 1.200% due 12/14/17	2,000,000	1,998,518

		10,154,386

Materials - 3.5%

Airgas Inc 3.050% due 08/01/20	1,650,000	1,662,155
ArcelorMittal (Luxembourg) 6.125% due 06/01/18	750,000	690,000

	Principal Amount	Value
Ardagh Packaging Finance PLC (Ireland) 3.512% due 12/15/19 § ~	$1,500,000	$1,470,000
Ball Corp 4.375% due 12/15/20	1,325,000	1,348,187
Freeport-McMoRan Inc 3.100% due 03/15/20	1,500,000	967,500
Glencore Funding LLC (Switzerland) 2.500% due 01/15/19 ~	1,500,000	1,253,376

		7,391,218

Telecommunication Services - 1.6%

America Movil SAB de CV (Mexico) 1.502% due 09/12/16 §	1,000,000	1,000,156
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	250,000	218,750
Verizon Communications Inc
2.252% due 09/14/18 §	1,000,000	1,024,604
2.550% due 06/17/19	1,000,000	1,013,545

		3,257,055

Utilities - 7.3%

AES Corp 3.414% due 06/01/19 §	500,000	460,000
Ameren Corp 2.700% due 11/15/20	1,400,000	1,396,772
Duke Energy Corp 1.625% due 08/15/17	3,000,000	2,997,267
Exelon Corp 1.550% due 06/09/17	3,150,000	3,137,942
Georgia Power Co 1.950% due 12/01/18	850,000	848,379
NextEra Energy Capital Holdings Inc 2.056% due 09/01/17	2,000,000	2,002,632
Southern Power Co 1.850% due 12/01/17	1,000,000	1,000,008
The Dayton Power & Light Co 1.875% due 09/15/16	1,500,000	1,501,525
WEC Energy Group Inc 1.650% due 06/15/18	1,900,000	1,884,834

		15,229,359

Total Corporate Bonds & Notes (Cost $164,269,430)		162,754,990

SENIOR LOAN NOTES - 10.0%

Consumer Discretionary - 2.8%

Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	416,677	416,082
Hilton Worldwide 3.500% due 10/25/20 §	697,777	697,166
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,963,690	1,942,300
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	490,017	485,117
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	994,964	990,301
PetSmart Inc Tranche B-1 4.250% due 03/11/22 §	497,500	486,073
Seminole Tribe of Florida 3.000% due 04/29/20 §	807,500	803,664

		5,820,703

Consumer Staples - 1.6%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	704,675	699,830
Reynolds Group Holdings 4.500% due 12/01/18 §	2,430,541	2,409,842
Rite Aid Corp Tranche 1 (2nd Lien) due 08/21/20 ¥	250,000	251,302

		3,360,974

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 0.9%

CHS/Community Health Systems Inc Term F 3.657% due 12/31/18 §	$994,987	$982,372
Fresenius US Finance I Inc Tranche B (Germany) 2.416% due 08/07/19 §	977,500	973,834

		1,956,206

Industrials - 2.2%

Gates Global LLC 4.250% due 07/06/21 §	490,019	461,026
HD Supply Inc 3.750% due 08/13/21 §	997,500	982,288
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	736,794	711,927
LM US Member LLC due 10/25/19 ¥	38,173	38,030
(1st Lien) 4.750% due 10/25/19 §	961,827	958,220
Rexnord LLC Term B 4.000% due 08/21/20 §	492,443	478,491
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	410,492	403,924
UNIVAR USA 4.250% due 06/24/22 §	498,750	484,455

		4,518,361

Information Technology – 2.0%

Activision Blizzard Inc 3.250% due 10/13/20 §	747,500	747,967
Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	428,008	427,741
Term B due 11/13/22 ¥	1,500,000	1,483,959
First Data Corp Term C1 3.918% due 03/23/18 §	1,000,000	988,750
Infor (US) Inc Tranche B-5 3.750% due 06/03/20 §	479,095	452,046

		4,100,463

Materials - 0.5%

BWay Intermediate Co Inc 5.500% due 08/14/20 §	738,750	715,356
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	460,158	345,438

		1,060,794

Total Senior Loan Notes (Cost $21,158,129)		20,817,501

MORTGAGE-BACKED SECURITIES - 0.2%

Collateralized Mortgage Obligations - Commercial - 0.2%

Hilton USA Trust 2.169% due 11/05/30 " § ~	226,679	225,701
Hyatt Hotel Portfolio Trust 2.431% due 11/15/29 " § ~	250,000	251,640

		477,341

Total Mortgage-Backed Securities (Cost $476,679)		477,341

	Principal Amount	Value
ASSET-BACKED SECURITIES - 0.7%

Carlyle Global Market Strategies Ltd CLO (Cayman) 2.395% due 07/27/26 " § ~	$500,000	$494,088
Madison Park Funding VIII Ltd (Cayman) 2.520% due 04/22/22 " § ~	500,000	498,974
Race Point VI Ltd CLO (Cayman) 2.532% due 05/24/23 " § ~	500,000	497,182

Total Asset-Backed Securities (Cost $1,500,000)		1,490,244

U.S. TREASURY OBLIGATIONS - 4.6%

U.S. Treasury Notes - 4.6%

0.625% due 08/31/17	2,000,000	1,987,536
0.625% due 09/30/17	2,000,000	1,986,498
0.875% due 11/30/16	175,000	175,131
0.875% due 07/15/18	1,500,000	1,486,757
1.000% due 09/30/16	1,000,000	1,002,149
1.000% due 03/15/18	1,500,000	1,495,127
1.000% due 09/15/18	1,500,000	1,489,647

Total U.S. Treasury Obligations (Cost $9,682,907)		9,622,845

SHORT-TERM INVESTMENTS - 7.1%

Commercial Paper - 0.5%

GE Capital International Funding Co 0.964% due 04/15/16 ~	1,020,000	1,020,494

	Shares
Money Market Fund - 6.6%

BlackRock Liquidity Funds T-Fund Portfolio	13,761,588	13,761,588

Total Short-Term Investments (Cost $14,781,588)		14,782,082

TOTAL INVESTMENTS - 100.7% (Cost $211,868,733)		209,945,003

OTHER ASSETS & LIABILITIES, NET - (0.7%)		(1,522,532)

NET ASSETS - 100.0%		$208,422,471

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS SHORT DURATION INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$162,754,990	$—	$162,754,990	$—
	Senior Loan Notes	20,817,501	—	20,817,501	—
	Mortgage-Backed Securities (1)	477,341	—	477,341	—
	Asset-Backed Securities	1,490,244	—	1,490,244	—
	U.S. Treasury Obligations	9,622,845	—	9,622,845	—
	Short-Term Investments	14,782,082	13,761,588	1,020,494	—

	Total	$209,945,003	$13,761,588	$196,183,415	$—

(1)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM CORE INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 61.5%

Consumer Discretionary - 8.6%

CalAtlantic Group Inc 6.250% due 12/15/21	$2,500,000	$2,681,250
CCO Safari II LLC 4.908% due 07/23/25 ~	3,550,000	3,551,871
Cedar Fair LP 5.250% due 03/15/21	3,000,000	3,105,000
DIRECTV Holdings LLC 3.950% due 01/15/25	4,750,000	4,695,123
Dollar General Corp 4.150% due 11/01/25	3,500,000	3,486,210
General Motors Co 5.200% due 04/01/45	2,500,000	2,362,140
6.250% due 10/02/43	1,150,000	1,217,507
GLP Capital LP 4.875% due 11/01/20	3,250,000	3,201,250
Lennar Corp 4.500% due 06/15/19	3,000,000	3,065,625
McDonald’s Corp 4.875% due 12/09/45	2,900,000	2,927,008
MGM Resorts International 6.750% due 10/01/20	3,000,000	3,097,500
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	2,500,000	2,512,500
Pinnacle Entertainment Inc 6.375% due 08/01/21	1,500,000	1,584,375
Signet UK Finance PLC 4.700% due 06/15/24	3,000,000	2,960,808
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	2,500,000	2,543,750
Toll Brothers Finance Corp 4.875% due 11/15/25	1,650,000	1,625,250
Virgin Media Secured Finance PLC (United Kingdom) 5.375% due 04/15/21 ~	3,150,000	3,264,187
Wyndham Worldwide Corp
2.950% due 03/01/17	4,000,000	4,025,500
5.100% due 10/01/25	1,400,000	1,416,930

		53,323,784

Consumer Staples - 2.4%

Imperial Tobacco Group PLC (United Kingdom) 3.750% due 07/21/22 ~	3,300,000	3,318,249
Kraft Heinz Foods Co 5.200% due 07/15/45 ~	1,550,000	1,624,667
Reynolds American Inc 4.450% due 06/12/25	2,750,000	2,883,073
Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	3,225,000	3,288,500
Walgreens Boots Alliance Inc 3.300% due 11/18/21	4,000,000	3,929,808

		15,044,297

Energy - 3.3%

Cimarex Energy Co 5.875% due 05/01/22	1,500,000	1,438,924
Energy Transfer Partners LP
4.050% due 03/15/25	3,850,000	3,169,389
4.750% due 01/15/26	1,500,000	1,293,534
Ensco PLC 5.200% due 03/15/25	3,250,000	2,317,890
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	3,000,000	2,558,322
Kinder Morgan Inc 5.550% due 06/01/45	2,000,000	1,566,740
Korea National Oil Corp (South Korea) 3.125% due 04/03/17 ~	2,000,000	2,032,060

	Principal Amount	Value
Linn Energy LLC 6.500% due 05/15/19	$2,500,000	$450,000
Targa Resources Partners LP 4.125% due 11/15/19	975,000	816,563
The Williams Cos Inc 3.700% due 01/15/23	4,000,000	2,767,020
Transocean Inc 3.000% due 10/15/17	2,000,000	1,778,750

		20,189,192

Financials - 19.5%

AerCap Ireland Capital Ltd (Netherlands) 3.750% due 05/15/19	2,150,000	2,152,688
Ally Financial Inc 4.125% due 02/13/22	3,000,000	2,977,500
American Tower Corp REIT 3.500% due 01/31/23	2,000,000	1,959,138
5.000% due 02/15/24	2,000,000	2,120,740
Ares Capital Corp 4.875% due 11/30/18	5,250,000	5,470,563
Bank of America Corp
4.200% due 08/26/24	4,000,000	4,013,012
4.250% due 10/22/26	2,500,000	2,480,148
Capital One Financial Corp 4.200% due 10/29/25	3,000,000	2,969,499
Carlyle Holdings Finance LLC 3.875% due 02/01/23 ~	3,000,000	3,042,858
CBL & Associates LP REIT
4.600% due 10/15/24	1,250,000	1,180,761
5.250% due 12/01/23	3,000,000	2,874,348
Citigroup Inc 4.400% due 06/10/25	4,000,000	4,049,676
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	4,500,000	4,458,492
5.875% due 04/01/18	750,000	799,749
Duke Realty LP REIT 4.375% due 06/15/22	5,250,000	5,417,785
Ford Motor Credit Co LLC 4.250% due 09/20/22	6,500,000	6,659,939
General Motors Financial Co Inc 4.375% due 09/25/21	4,000,000	4,063,348
HCP Inc REIT
3.400% due 02/01/25	2,650,000	2,475,164
4.000% due 06/01/25	1,000,000	978,868
JPMorgan Chase & Co 3.875% due 09/10/24	4,000,000	3,988,288
Kilroy Realty LP REIT 3.800% due 01/15/23	5,000,000	4,963,975
McGraw Hill Financial Inc 4.400% due 02/15/26	5,000,000	5,128,680
Mid-America Apartments LP REIT 4.000% due 11/15/25	1,800,000	1,791,889
Morgan Stanley
2.375% due 07/23/19	3,000,000	2,993,148
5.000% due 11/24/25	3,000,000	3,192,735
Neuberger Berman Group LLC 4.875% due 04/15/45 ~	1,550,000	1,310,835
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	4,000,000	4,075,516
Piedmont Operating Partnership LP REIT 4.450% due 03/15/24	5,100,000	5,114,790
Prudential Financial Inc 5.200% due 03/15/44 §	2,500,000	2,423,125
Senior Housing Properties Trust REIT 4.750% due 05/01/24	1,500,000	1,463,877
Synchrony Financial 3.750% due 08/15/21	3,500,000	3,502,163
The Goldman Sachs Group Inc
2.550% due 10/23/19	6,000,000	6,004,302
4.250% due 10/21/25	3,000,000	2,984,847

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
TIAA Asset Management Finance Co LLC 4.125% due 11/01/24 ~	$2,850,000	$2,866,496
Ventas Realty LP REIT 3.500% due 02/01/25	2,450,000	2,350,665
WEA Finance LLC (Australia) 3.750% due 09/17/24 ~	3,000,000	2,989,002
Welltower Inc REIT 4.000% due 06/01/25	3,000,000	2,957,202

		120,245,811

Health Care - 2.8%

Actavis Funding SCS 3.000% due 03/12/20	2,000,000	2,003,406
Biogen Inc 5.200% due 09/15/45	2,800,000	2,811,292
Gilead Sciences Inc 4.750% due 03/01/46	1,800,000	1,824,811
HCA Inc 6.500% due 02/15/20	2,000,000	2,184,000
Laboratory Corp of America Holdings 4.700% due 02/01/45	2,500,000	2,304,485
Valeant Pharmaceuticals International 6.375% due 10/15/20 ~	2,000,000	1,940,000
Zimmer Biomet Holdings Inc 3.550% due 04/01/25	4,500,000	4,383,648

		17,451,642

Industrials - 13.5%

Air Canada Pass-Through Trust ‘A’ (Canada) 4.125% due 11/15/26 ~	4,975,362	4,975,362
Air Canada Pass-Through Trust ‘AA’ (Canada) 3.750% due 06/15/29 ~	1,800,000	1,812,375
Air Lease Corp
3.875% due 04/01/21	5,500,000	5,541,250
4.250% due 09/15/24	3,000,000	2,947,500
American Airlines Pass-Through Trust ‘AA’ 3.600% due 03/22/29	3,100,000	3,134,875
American Airlines Pass-Through Trust ‘B’ 3.700% due 11/01/24	1,534,523	1,501,914
4.375% due 04/01/24	863,321	863,321
British Airways Pass-Through Trust ‘A’ (United Kingdom) 4.625% due 12/20/25 ~	2,807,575	2,930,407
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	4,100,051	4,248,473
Continental Airlines Pass-Through Trust ‘A’ 4.000% due 04/29/26	3,139,400	3,205,955
Delta Air Lines Pass-Through Trust ‘A’ 4.750% due 11/07/21	5,475,662	5,776,823
4.950% due 11/23/20	1,135,564	1,192,343
Delta Air Lines Pass-Through Trust ‘AA’ 3.625% due 01/30/29	600,000	608,250
Hawaiian Airlines Pass-Through Certificates ‘A’ 3.900% due 01/15/26	2,335,108	2,276,730
HD Supply Inc 5.250% due 12/15/21 ~	2,000,000	2,047,500
International Lease Finance Corp 7.125% due 09/01/18 ~	4,000,000	4,395,000
Latam Airlines Pass-Through Trust ‘A’ (Chile) 4.200% due 08/15/29 ~	4,000,000	3,760,000
Lockheed Martin Corp 4.700% due 05/15/46	2,900,000	2,996,245
Owens Corning 4.200% due 12/15/22	3,500,000	3,509,485
4.200% due 12/01/24	1,750,000	1,706,462
Penske Truck Leasing Co LP 3.375% due 02/01/22 ~	3,000,000	2,917,104
4.250% due 01/17/23 ~	3,500,000	3,528,382

	Principal Amount	Value
The ADT Corp 6.250% due 10/15/21	$3,500,000	$3,673,425
United Airlines Pass-Through Trust ‘B’ 4.750% due 10/11/23	5,284,115	5,277,774
United Rentals North America Inc 4.625% due 07/15/23	2,800,000	2,803,500
US Airways Pass-Through Trust ‘A’ 4.625% due 12/03/26	3,109,309	3,239,900
Virgin Australia Trust (Australia) 5.000% due 04/23/25 ~	2,204,413	2,270,545

		83,140,900

Information Technology - 1.8%

Arrow Electronics Inc 3.500% due 04/01/22	3,000,000	2,893,884
Hewlett Packard Enterprise Co 4.900% due 10/15/25 ~	3,000,000	2,951,895
NetApp Inc 3.375% due 06/15/21	2,200,000	2,151,191
Visa Inc 4.300% due 12/14/45	2,850,000	2,895,976

		10,892,946

Materials - 3.3%

ArcelorMittal (Luxembourg) 6.500% due 03/01/21	2,000,000	1,619,780
Ardagh Packaging Finance PLC (Ireland) 3.512% due 12/15/19 § ~	3,000,000	2,940,000
Ball Corp 4.375% due 12/15/20	1,675,000	1,704,313
Freeport-McMoRan Inc 3.550% due 03/01/22	2,500,000	1,462,500
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	6,250,000	4,616,344
Southern Copper Corp (Peru) 5.250% due 11/08/42	2,000,000	1,450,980
Tronox Finance LLC 6.375% due 08/15/20	3,500,000	2,123,800
Vale SA (Brazil) 5.625% due 09/11/42	2,000,000	1,332,696
Yamana Gold Inc (Canada) 4.950% due 07/15/24	3,600,000	3,059,885

		20,310,298

Telecommunication Services - 3.0%

AT&T Inc 4.750% due 05/15/46	2,400,000	2,205,466
CC Holdings GS V LLC 3.849% due 04/15/23	3,350,000	3,295,271
Hughes Satellite Systems Corp 6.500% due 06/15/19	3,120,000	3,373,500
Verizon Communications Inc 3.500% due 11/01/24	4,500,000	4,455,207
5.150% due 09/15/23	5,000,000	5,506,015

		18,835,459

Utilities - 3.3%

Calpine Corp 7.875% due 01/15/23 ~	1,608,000	1,720,560
CMS Energy Corp 3.600% due 11/15/25	1,500,000	1,494,651
Dynegy Inc 6.750% due 11/01/19	2,000,000	1,890,000
Exelon Corp 5.100% due 06/15/45 ~	5,000,000	5,007,515
Jersey Central Power & Light Co 4.700% due 04/01/24 ~	4,500,000	4,672,539
NRG Energy Inc 6.625% due 03/15/23	2,000,000	1,745,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Southern Power Co 4.150% due 12/01/25	$2,500,000	$2,502,043
Talen Energy Supply LLC 6.500% due 06/01/25 ~	2,000,000	1,330,000

		20,362,308

Total Corporate Bonds & Notes (Cost $393,174,538)		379,796,637

SENIOR LOAN NOTES - 18.1%

Consumer Discretionary - 6.7%

Altice US Finance I Corp 4.250% due 12/14/22 §	2,984,160	2,921,681
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	3,932,405	3,580,946
Charter Communications Operating LLC Term H 3.250% due 08/24/21 §	3,000,000	2,980,209
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	3,342,891	3,330,355
Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	3,750,095	3,744,736
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	1,955,051	1,729,242
Hilton Worldwide 3.500% due 10/25/20 §	2,105,904	2,104,062
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	3,920,000	3,877,299
Michaels Stores Inc 4.000% due 01/28/20 §	3,654,714	3,639,295
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	3,398,202	3,382,275
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	3,980,000	3,888,583
Seminole Tribe of Florida 3.000% due 04/29/20 §	2,863,309	2,849,709
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	3,445,163	3,321,354

		41,349,746

Consumer Staples - 1.2%

Albertson’s LLC
Term B-2 5.500% due 03/21/19 §	1,948,835	1,941,661
Term B-4 5.500% due 08/25/21 §	992,500	985,676
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	2,913,163	2,790,082
Reynolds Group Holdings Inc due 12/01/18 ¥	1,000,000	991,484
Rite Aid Corp Tranche 1 (2nd Lien) due 08/21/20 ¥	1,000,000	1,005,208

		7,714,111

Financials - 1.2%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	2,932,091	2,930,519
HUB International Ltd 4.000% due 10/02/20 §	2,937,675	2,772,431
Realogy Corp Term B 3.750% due 03/05/20 §	1,458,975	1,451,984

		7,154,934

Health Care - 1.3%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	4,975,000	4,895,713
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	2,969,388	2,920,393
Pharmaceutical Product Development LLC 4.250% due 08/18/22 §	248,750	242,345

		8,058,451

	Principal Amount	Value
Industrials - 2.9%

AlixPartners LLP 4.500% due 07/15/22 §	$1,496,250	$1,486,898
HD Supply Inc 3.750% due 08/13/21 §	1,496,250	1,473,432
LM US Member LLC (1st Lien) due 10/25/19 ¥	2,000,000	1,992,500
Rexnord LLC Term B 4.000% due 08/21/20 §	2,907,375	2,825,001
Sensata Technologies BV (Netherlands) 3.000% due 10/14/21 §	1,223,184	1,203,613
Transdigm Inc Tranche D 3.750% due 06/04/21 §	2,955,000	2,885,433
Tranche E 3.500% due 05/16/22 §	1,985,721	1,927,214
Univar Inc 4.250% due 06/24/22 §	3,990,000	3,875,643

		17,669,734

Information Technology - 2.3%

Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	2,568,050	2,566,445
Term B due 11/13/22 ¥	6,000,000	5,935,836
First Data Corp Term B 3.918% due 09/24/18 §	2,500,000	2,472,188
Term C-1 3.918% due 03/23/18 §	2,500,000	2,471,875
NXP BV (Netherlands) Tranche B 3.750% due 12/07/20 §	500,000	498,438

		13,944,782

Materials - 1.1%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	2,969,773	2,928,012
BWay Intermediate Co Inc 5.500% due 08/14/20 §	2,955,000	2,861,424
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	1,611,433	1,209,693

		6,999,129

Telecommunication Services - 1.4%

Level 3 Financing Inc Tranche B 4.000% due 01/15/20 §	2,500,000	2,499,363
Tranche B-III 4.000% due 08/01/19 §	2,500,000	2,500,000
Zayo Group LLC 3.750% due 05/06/21 §	3,964,929	3,911,121

		8,910,484

Total Senior Loan Notes (Cost $114,338,013)		111,801,371

MORTGAGE-BACKED SECURITIES - 0.5%

Collateralized Mortgage Obligations - Commercial - 0.5%

Hilton USA Trust 3.019% due 11/05/30 " § ~	1,360,072	1,361,179
Hyatt Hotel Portfolio Trust 2.431% due 11/15/29 " § ~	1,550,000	1,560,169

		2,921,348

Total Mortgage-Backed Securities (Cost $2,910,072)		2,921,348

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS CORE INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
ASSET-BACKED SECURITIES - 1.4%

Carlyle Global Market Strategies CLO Ltd (Cayman) 2.423% due 07/27/26 " § ~	$1,500,000	$1,482,263
3.473% due 07/27/26 " § ~	1,500,000	1,486,016
Madison Park Funding VIII Ltd (Cayman) 2.495% due 04/22/22 " § ~	2,500,000	2,494,868
Race Point VI CLO Ltd (Cayman) 2.532% due 05/24/23 " § ~	1,500,000	1,491,547
3.492% due 05/24/23 " § ~	1,500,000	1,507,233

Total Asset-Backed Securities (Cost $8,488,750)		8,461,927

U.S. GOVERNMENT AGENCY ISSUES - 0.8%

Fannie Mae 1.875% due 09/18/18	5,000,000	5,073,010

Total U.S. Government Agency Issues (Cost $5,048,605)		5,073,010

U.S. TREASURY OBLIGATIONS - 10.9%

U.S. Treasury Bonds - 1.3%

2.875% due 08/15/45	6,000,000	5,817,420
3.000% due 11/15/45	2,000,000	1,990,574

		7,807,994

U.S. Treasury Notes - 9.6%

0.625% due 10/15/16	4,500,000	4,496,395
0.625% due 02/15/17	4,000,000	3,990,500
0.750% due 03/15/17	4,500,000	4,494,312
1.250% due 01/31/19	4,500,000	4,486,203
1.375% due 07/31/18	4,500,000	4,518,616
1.375% due 09/30/18	4,000,000	4,013,972
1.500% due 10/31/19	4,000,000	3,988,732
1.625% due 07/31/20	5,000,000	4,977,785
1.750% due 09/30/22	3,000,000	2,940,891
1.875% due 10/31/22	3,000,000	2,962,377
2.000% due 10/31/21	4,000,000	4,012,520

	Principal Amount	Value
2.000% due 08/15/25	$1,500,000	$1,462,651
2.125% due 12/31/21	4,000,000	4,036,712
2.250% due 11/15/24	4,500,000	4,498,065
2.375% due 08/15/24	4,500,000	4,547,304

		59,427,035

Total U.S. Treasury Obligations (Cost $67,950,394)		67,235,029

FOREIGN GOVERNMENT BONDS & NOTES - 2.5%

Foreign Government Issues - 2.5%

Chile Government (Chile) 2.250% due 10/30/22	4,000,000	3,865,000
Mexico Government (Mexico) 3.500% due 01/21/21	2,000,000	2,035,000
3.625% due 03/15/22	2,000,000	2,017,000
Province of Ontario (Canada) 1.650% due 09/27/19	3,000,000	2,965,998
Korea International (South Korea) 3.875% due 09/11/23	4,000,000	4,325,800

		15,208,798

Total Foreign Government Bonds & Notes (Cost $14,733,708)		15,208,798

	Shares
SHORT-TERM INVESTMENT - 5.2%

Money Market Fund - 5.2%

BlackRock Liquidity Funds T-Fund Portfolio	32,431,392	32,431,392

Total Short-Term Investment (Cost $32,431,392)		32,431,392

TOTAL INVESTMENTS - 100.9% (Cost $639,075,472)		622,929,512

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(5,609,410)

NET ASSETS - 100.0%		$617,320,102

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$379,796,637	$—	$379,796,637	$—
	Senior Loan Notes	111,801,371	—	111,801,371	—
	Mortgage-Backed Securities (1)	2,921,348	—	2,921,348	—
	Asset-Backed Securities	8,461,927	—	8,461,927	—
	U.S. Government Agency Issues	5,073,010	—	5,073,010	—
	U.S. Treasury Obligations	67,235,029	—	67,235,029	—
	Foreign Government Bonds & Notes	15,208,798	—	15,208,798	—
	Short-Term Investment	32,431,392	32,431,392	—	—

	Total	$622,929,512	$32,431,392	$590,498,120	$—

(1)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM STRATEGIC INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.4%

Consumer Discretionary - 1.4%

CalAtlantic Group Inc	10,114	$383,523
Cedar Fair LP	7,400	413,216
Las Vegas Sands Corp	6,365	279,042
Lennar Corp ‘A’	8,495	415,490
MGM Resorts International *	21,760	494,387
Mohawk Industries Inc *	2,600	492,414
Six Flags Entertainment Corp	9,167	503,635

		2,981,707

Energy - 0.2%

Kinder Morgan Inc	7,210	107,573
Sunoco LP	8,860	350,945

		458,518

Financials - 0.2%

Bank of America Corp	16,130	271,468

Industrials - 0.3%

United Rentals Inc *	8,820	639,803

Materials - 0.2%

Freeport-McMoRan Inc	8,100	54,837
Louisiana-Pacific Corp *	23,800	428,638

		483,475

Utilities - 0.1%

NRG Energy Inc	17,400	204,798

Total Common Stocks (Cost $5,145,976)		5,039,769

CLOSED-END MUTUAL FUNDS - 1.5%

Eaton Vance Senior Income Trust	158,421	914,089
First Trust Senior Floating Rate Income Fund II	53,883	665,455
Invesco Senior Income Trust	205,430	829,937
Voya Prime Rate Trust	173,494	877,880

Total Closed-End Mutual Funds (Cost $3,710,393)		3,287,361

	Principal Amount
CORPORATE BONDS & NOTES - 78.1%

Consumer Discretionary - 13.2%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$400,000	327,000
99 Cents Only Stores LLC 11.000% due 12/15/19	500,000	202,500
Argos Merger Sub Inc 7.125% due 03/15/23 ~	350,000	347,900
Beazer Homes USA Inc
5.750% due 06/15/19	1,040,000	962,000
7.250% due 02/01/23	400,000	354,000
7.500% due 09/15/21	650,000	599,625
Boyd Gaming Corp 6.875% due 05/15/23	750,000	774,375
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	250,000	191,250
11.250% due 06/01/17 Ω	100,000	75,500

	Principal Amount	Value
Caesars Entertainment Resort Properties LLC 8.000% due 10/01/20	$600,000	$573,000
11.000% due 10/01/21	100,000	91,000
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	800,000	660,000
CalAtlantic Group Inc
6.250% due 12/15/21	415,000	445,087
6.625% due 05/01/20	750,000	821,250
8.375% due 01/15/21	500,000	582,500
Carrols Restaurant Group Inc 8.000% due 05/01/22	750,000	795,000
CCO Safari II LLC 3.579% due 07/23/20 ~	1,800,000	1,791,180
CEC Entertainment Inc 8.000% due 02/15/22	500,000	475,000
Cedar Fair LP 5.250% due 03/15/21	1,050,000	1,086,750
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	1,500,000	1,477,500
Greektown Holdings LLC 8.875% due 03/15/19 ~	400,000	406,000
iHeartCommunications Inc 10.000% due 01/15/18	100,000	38,500
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	900,000	724,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	250,000	250,000
Landry’s Inc 9.375% due 05/01/20 ~	100,000	105,750
Lennar Corp 4.750% due 11/15/22	1,000,000	996,500
Marriott International Inc 2.875% due 03/01/21	2,000,000	1,986,876
McDonald’s Corp
3.700% due 01/30/26	50,000	50,076
4.875% due 12/09/45	50,000	50,466
MGM Resorts International
6.750% due 10/01/20	1,150,000	1,187,375
7.750% due 03/15/22	500,000	533,125
Mohawk Industries Inc 3.850% due 02/01/23	480,000	486,753
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	400,000	298,000
8.750% PIK due 10/15/21 ~	400,000	250,000
Neptune Finco Corp (Netherlands)
6.625% due 10/15/25 ~	200,000	208,500
10.125% due 01/15/23 ~	400,000	418,000
10.875% due 10/15/25 ~	400,000	420,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	1,150,000	1,155,750
NPC International Inc 10.500% due 01/15/20	400,000	416,000
Party City Holdings Inc 6.125% due 08/15/23 ~	850,000	828,750
Signet UK Finance PLC 4.700% due 06/15/24	1,150,000	1,134,976
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	1,750,000	1,780,625
Wyndham Worldwide Corp
3.900% due 03/01/23	350,000	341,225
5.625% due 03/01/21	1,250,000	1,345,919

		28,046,083

Consumer Staples - 4.5%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	142,000	151,318
Beverages & More Inc 10.000% due 11/15/18 ~	550,000	513,562
Central Garden & Pet Co 6.125% due 11/15/23	1,000,000	1,015,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	$700,000	$675,500
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	500,000	437,500
7.250% due 06/01/21 ~	250,000	249,375
Reynolds American Inc 4.450% due 06/12/25	1,500,000	1,572,585
Reynolds Group Issuer Inc
5.750% due 10/15/20	1,000,000	1,019,690
8.250% due 02/15/21	2,469,000	2,388,758
9.875% due 08/15/19	209,000	210,829
Rite Aid Corp 6.750% due 06/15/21	1,250,000	1,312,500

		9,546,617

Energy - 6.7%

Crestwood Midstream Partners LP
6.000% due 12/15/20	750,000	555,000
6.125% due 03/01/22	250,000	175,000
Devon Energy Corp 5.850% due 12/15/25	2,000,000	1,948,870
Energy Transfer Partners LP
4.050% due 03/15/25	1,200,000	987,862
4.750% due 01/15/26	500,000	431,178
Ensco PLC 5.200% due 03/15/25	1,000,000	713,197
Hiland Partners LP
5.500% due 05/15/22 ~	50,000	48,094
7.250% due 10/01/20 ~	550,000	556,187
Kinder Morgan Energy Partners LP 4.250% due 09/01/24	1,750,000	1,492,355
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	1,250,000	881,250
MPLX LP 4.875% due 06/01/25 ~	300,000	270,000
Noble Holding International Ltd 6.950% due 04/01/45	1,250,000	801,675
Sabine Pass Liquefaction LLC 5.625% due 03/01/25 ~	2,575,000	2,188,750
Sabine Pass LNG LP 6.500% due 11/01/20	150,000	146,250
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	550,000	278,438
Summit Midstream Holdings LLC 5.500% due 08/15/22	750,000	558,750
Sunoco Finance Corp 5.500% due 08/01/20 ~	575,000	547,688
The Williams Cos Inc
3.700% due 01/15/23	1,750,000	1,210,571
4.550% due 06/24/24	650,000	452,425

		14,243,540

Financials - 16.5%

AerCap Ireland Capital Ltd (Netherlands) 5.000% due 10/01/21	250,000	258,125
American Tower Corp REIT 4.700% due 03/15/22	860,000	905,587
Ares Capital Corp 4.875% due 11/30/18	800,000	833,610
Bank of America Corp 4.200% due 08/26/24	1,500,000	1,504,879
CBL & Associates LP REIT 4.600% due 10/15/24	1,500,000	1,416,914
Citigroup Inc 4.400% due 06/10/25	1,500,000	1,518,628
Columbia Property Trust Operating Partnership LP REIT 4.150% due 04/01/25	850,000	842,160
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	800,000	784,000

	Principal Amount	Value
General Motors Financial Co Inc
3.200% due 07/13/20	$1,050,000	$1,034,908
4.375% due 09/25/21	1,500,000	1,523,755
HCP Inc REIT
3.400% due 02/01/25	1,350,000	1,260,932
4.000% due 06/01/25	1,000,000	978,868
Host Hotels & Resorts LP REIT
3.750% due 10/15/23	1,750,000	1,690,181
4.750% due 03/01/23	750,000	776,693
Jefferies Finance LLC
6.875% due 04/15/22 ~	500,000	422,500
7.375% due 04/01/20 ~	750,000	669,375
7.500% due 04/15/21 ~	500,000	441,875
JPMorgan Chase & Co 3.875% due 09/10/24	2,100,000	2,093,851
Kilroy Realty LP REIT 4.375% due 10/01/25	1,400,000	1,420,994
McGraw Hill Financial Inc 3.300% due 08/14/20	1,950,000	1,969,537
Morgan Stanley
3.950% due 04/23/27	2,000,000	1,946,362
5.000% due 11/24/25	1,000,000	1,064,245
National Retail Properties Inc REIT 4.000% due 11/15/25	1,750,000	1,722,856
Och-Ziff Finance Co LLC 4.500% due 11/20/19 ~	1,500,000	1,528,319
Outfront Media Capital LLC
5.250% due 02/15/22	1,300,000	1,334,125
5.875% due 03/15/25	300,000	305,625
Senior Housing Properties Trust REIT
4.750% due 05/01/24	500,000	487,959
6.750% due 04/15/20	1,000,000	1,107,920
Synchrony Financial 4.500% due 07/23/25	1,500,000	1,500,135
The Howard Hughes Corp 6.875% due 10/01/21 ~	1,750,000	1,793,750

		35,138,668

Health Care - 3.5%

Alere Inc 6.375% due 07/01/23 ~	825,000	773,437
CHS/Community Health Systems Inc
6.875% due 02/01/22	900,000	858,375
7.125% due 07/15/20	400,000	400,500
8.000% due 11/15/19	250,000	253,125
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	757,500
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	825,000	808,500
Tenet Healthcare Corp
5.000% due 03/01/19	250,000	231,875
6.750% due 06/15/23	900,000	836,438
8.125% due 04/01/22	400,000	401,000
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	750,000	708,750
5.500% due 03/01/23 ~	1,600,000	1,416,000
6.125% due 04/15/25 ~	50,000	44,750

		7,490,250

Industrials - 15.1%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	505,763	480,475
Ahern Rentals Inc 7.375% due 05/15/23 ~	1,000,000	812,500
Air Canada Pass-Through Trust ‘B’ (Canada) 3.875% due 09/15/24 ~	1,050,000	1,019,812
Air Canada Pass-Through Trust ‘C’ (Canada) 5.000% due 09/15/20 ~	750,000	710,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Air Lease Corp
3.750% due 02/01/22	$1,750,000	$1,721,272
4.250% due 09/15/24	1,000,000	982,500
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	900,000	909,000
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	500,000	468,125
British Airways Pass-Through Trust ‘B’ (United Kingdom) 5.625% due 12/20/21 ~	1,222,131	1,266,372
Fortune Brands Home & Security Inc 4.000% due 06/15/25	2,000,000	1,982,526
HD Supply Inc
7.500% due 07/15/20	2,000,000	2,090,000
11.500% due 07/15/20	1,500,000	1,668,750
International Lease Finance Corp (Netherlands) 6.250% due 05/15/19	1,950,000	2,093,813
Modular Space Corp 10.250% due 01/31/19 ~	550,000	222,750
Nortek Inc 8.500% due 04/15/21	1,495,000	1,558,687
Owens Corning
4.200% due 12/15/22	500,000	501,355
4.200% due 12/01/24	1,350,000	1,316,413
9.000% due 06/15/19	116,000	134,589
Penske Truck Leasing Co LP
3.200% due 07/15/20 ~	1,500,000	1,486,911
3.300% due 04/01/21 ~	2,000,000	1,975,088
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	525,000	523,688
The ADT Corp 6.250% due 10/15/21	2,050,000	2,151,577
TMS International Corp 7.625% due 10/15/21 ~	450,000	349,875
TransDigm Inc 5.500% due 10/15/20	1,250,000	1,215,625
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	500,000	498,750
4.750% due 10/11/23	142,814	142,643
United Rentals North America Inc
5.500% due 07/15/25	100,000	97,375
5.750% due 11/15/24	1,000,000	995,000
Univar USA Inc 6.750% due 07/15/23 ~	800,000	732,000
USG Corp 5.875% due 11/01/21 ~	1,250,000	1,306,250
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	850,000	834,063

		32,248,409

Information Technology - 2.9%

Audatex North America Inc 6.125% due 11/01/23 ~	1,100,000	1,111,000
Blackboard Inc 7.750% due 11/15/19 ~	575,000	500,250
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	603,125
Fidelity National Information Services Inc 4.500% due 10/15/22	1,000,000	1,019,765
First Data Corp
5.000% due 01/15/24 ~	75,000	74,812
5.375% due 08/15/23 ~	900,000	906,750
5.750% due 01/15/24 ~	150,000	148,125
7.000% due 12/01/23 ~	75,000	75,188
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	800,000	581,000
Infor US Inc 6.500% due 05/15/22 ~	250,000	211,875
NXP BV (Netherlands) 3.750% due 06/01/18 ~	1,000,000	1,007,500

		6,239,390

	Principal Amount	Value
Materials - 11.9%

AK Steel Corp
7.625% due 05/15/20	$1,300,000	$542,750
8.375% due 04/01/22	400,000	160,000
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	600,000	501,000
8.000% due 10/15/39	250,000	171,875
10.850% due 06/01/19	500,000	471,250
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	1,316,634	1,304,283
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	1,000,000	965,000
6.750% due 01/31/21 ~	1,000,000	965,000
7.000% due 11/15/20 ~	167,647	165,551
Berry Plastics Corp ~ 6.000% due 10/15/22	275,000	281,187
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,100,000	1,068,375
BWAY Holding Co 9.125% due 08/15/21 ~	1,650,000	1,551,000
Constellium NV (Netherlands) 8.000% due 01/15/23 ~	500,000	393,750
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	1,750,000	1,535,625
Freeport-McMoRan Inc 3.550% due 03/01/22	500,000	292,500
4.000% due 11/14/21	1,000,000	605,000
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	2,150,000	1,625,512
Glencore Funding LLC (Switzerland) 4.125% due 05/30/23 ~	1,750,000	1,292,576
Hexion Inc 6.625% due 04/15/20	750,000	590,625
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	750,000	745,313
Mustang Merger Corp 8.500% due 08/15/21 ~	500,000	521,250
Novelis Inc (India) 8.750% due 12/15/20	2,764,000	2,549,790
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	850,000	864,344
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	400,000	417,500
Sealed Air Corp
4.875% due 12/01/22 ~	1,250,000	1,257,813
5.125% due 12/01/24 ~	100,000	100,500
Southern Copper Corp (Peru) 5.875% due 04/23/45	1,400,000	1,077,717
Summit Materials LLC 6.125% due 07/15/23 ~	880,000	871,200
Tronox Finance LLC 6.375% due 08/15/20	1,300,000	788,840
Wise Metals Group LLC 8.750% due 12/15/18 ~	1,100,000	838,750
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	400,000	200,500
Yamana Gold Inc (Canada) 4.950% due 07/15/24	650,000	552,479

		25,268,855

Telecommunication Services - 2.5%

Hughes Satellite Systems Corp 7.625% due 06/15/21	1,250,000	1,329,687
Intelsat Jackson Holdings SA (Luxembourg)
6.625% due 12/15/22	250,000	160,625
7.250% due 10/15/20	500,000	437,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	1,600,000	752,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Sprint Communications Inc
6.000% due 11/15/22	$350,000	$252,000
7.000% due 08/15/20	500,000	387,500
Sprint Corp (Japan)
7.250% due 09/15/21	2,150,000	1,607,125
7.625% due 02/15/25	700,000	514,500

		5,440,937

Utilities - 1.3%

Dynegy Inc 7.625% due 11/01/24	800,000	687,840
GenOn Energy Inc 9.875% due 10/15/20	750,000	558,750
Southern Power Co 4.150% due 12/01/25	950,000	950,776
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	532,000

		2,729,366

Total Corporate Bonds & Notes (Cost $182,130,782)		166,392,115

SENIOR LOAN NOTES - 17.5%

Consumer Discretionary - 7.0%

Altice US Finance I Corp 4.250% due 12/14/22 §	1,496,030	1,464,707
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	1,237,374	1,126,783
CDS US Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	250,000	236,250
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	989,950	942,927
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	498,750	471,942
iHeartCommunications Inc Tranche D 7.174% due 01/30/19 §	500,000	352,500
Las Vegas Sands LLC Term B 3.250% due 12/19/20 §	1,731,118	1,712,260
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	1,989,929	1,980,602
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	1,994,987	1,949,165
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	981,328	946,062
The Brickman Group Ltd LLC (1st Lien) 4.000% due 12/18/20 §	746,202	725,157
(2nd Lien)
7.500% due 12/17/21 §	750,000	682,500
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	986,200	875,561
The Servicemaster Co LLC 4.250% due 07/01/21 §	1,486,847	1,477,554

		14,943,970

Consumer Staples - 0.6%

Albertson’s LLC
Term B-2 5.500% due 03/21/19 §	343,912	342,646
Term B-4 5.500% due 08/25/21 §	496,250	492,838
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	585,956	481,822

		1,317,306

Financials - 0.2%

ROC Finance LLC Term B 5.000% due 06/20/19 §	489,975	455,677

	Principal Amount	Value
Health Care - 1.4%

CHS/Community Health Systems Inc Term H 4.000% due 01/27/21 §	$995,000	$979,143
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	1,994,987	1,943,617

		2,922,760

Industrials - 3.1%

Gates Global LLC 4.250% due 07/06/21 §	987,500	929,073
GYP Holdings III Corp (1st Lien) 4.750% due 04/01/21 §	1,232,484	1,180,104
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	1,240,280	1,198,420
Ply Gem Industries Inc 4.000% due 02/01/21 §	1,460,373	1,432,991
Univar USA 4.250% due 06/24/22 §	1,995,000	1,937,821

		6,678,409

Information Technology - 1.8%

Avago Technologies Cayman Ltd 3.750% due 05/06/21 §	856,017	855,482
Term B due 11/13/22 µ	3,000,000	2,967,918

		3,823,400

Materials - 2.5%

Berry Plastics Corp
Term D 3.500% due 02/08/20 §	1,492,327	1,468,284
Term F 4.000% due 10/03/22 §	1,460,536	1,450,769
BWay Intermediate Co Inc 5.500% due 08/14/20 §	985,000	953,808
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	1,226,181	920,487
Novelis Inc 4.000% due 06/02/22 §	497,500	476,201

		5,269,549

Telecommunication Services - 0.9%

Zayo Group LLC 3.750% due 05/06/21 §	1,989,975	1,962,969

Total Senior Loan Notes (Cost $38,787,499)		37,374,040

MORTGAGE-BACKED SECURITIES - 0.1%

Collateralized Mortgage Obligations - Commercial - 0.1%

Hilton USA Trust 3.019% due 11/05/30 " § ~	226,679	226,863

Total Mortgage-Backed Securities (Cost $226,679)		226,863

ASSET-BACKED SECURITIES - 0.7%

Carlyle Global Market Strategies Ltd CLO (Cayman) 3.473% due 07/27/26 " § ~	750,000	743,008
Race Point VI Ltd CLO (Cayman) 3.492% due 05/24/23 " § ~	750,000	753,617

Total Asset-Backed Securities (Cost $1,494,375)		1,496,625

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS STRATEGIC INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	2,264,918	$2,264,918

Total Short-Term Investment (Cost $2,264,918)		2,264,918

TOTAL INVESTMENTS - 101.4% (Cost $233,760,622)		216,081,691

OTHER ASSETS & LIABILITIES, NET - (1.4%)		(2,974,255)

NET ASSETS - 100.0%		$213,107,436

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $266,750 or 0.1% of the fund’s net assets were in default as of December 31, 2015.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$5,039,769	$5,039,769	$—	$—
	Closed-End Mutual Funds	3,287,361	3,287,361	—	—
	Corporate Bonds & Notes	166,392,115	—	166,392,115	—
	Senior Loan Notes	37,374,040	—	37,374,040	—
	Mortgage-Backed Securities (2)	226,863	—	226,863	—
	Asset-Backed Securities	1,496,625	—	1,496,625	—
	Short-Term Investment	2,264,918	2,264,918	—	—

	Total	$216,081,691	$10,592,048	$205,489,643	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

(2)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM FLOATING RATE INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 4.9%

Consumer Discretionary - 2.4%

Altice US Finance I Corp 5.375% due 07/15/23 ~	$6,075,000	$6,105,375
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	3,000,000	2,955,000
NCL Corp Ltd 4.625% due 11/15/20 ~	5,400,000	5,314,788
NPC International Inc 10.500% due 01/15/20	2,350,000	2,444,000

		16,819,163

Consumer Staples - 1.6%

Reynolds Group Issuer Inc (New Zealand) 5.750% due 10/15/20	11,075,000	11,293,067

Health Care - 0.9%

CHS/Community Health Systems Inc 5.125% due 08/01/21	6,510,000	6,510,000

Total Corporate Bonds & Notes (Cost $34,442,993)		34,622,230

SENIOR LOAN NOTES - 92.6%

Consumer Discretionary - 24.0%

24 Hour Fitness Worldwide 4.750% due 05/28/21 §	4,432,500	4,162,858
Affinia Group Inc Tranche B-2 due 04/27/20 µ	7,991,044	7,998,540
Altice US Finance I Corp 4.250% due 12/14/22 §	6,989,440	6,843,102
Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	14,640,155	13,331,691
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	9,128,742	8,695,126
Charter Communications Operating LLC Term I 3.500% due 01/23/23 §	2,000,000	1,998,500
CityCenter Holdings LLC Term B 4.250% due 10/16/20 §	6,327,052	6,299,372
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	7,933,578	7,903,827
CS Intermediate Holdco 2 LLC 4.000% due 04/04/21 §	2,955,000	2,916,830
Dollar Tree Inc
Term B-1 3.500% due 07/06/22 §	3,333,418	3,328,654
Term B-2 4.250% due 07/06/22	5,000,000	4,971,875
Federal-Mogul Corp Tranche C 4.750% due 04/15/21 §	7,346,401	6,497,892
Jo-Ann Stores Inc Term B 4.000% due 03/16/18 §	9,564,092	8,942,426
Leonardo Acquisition Corp (1st Lien) 4.250% due 01/29/21 §	5,020,742	4,970,535
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	7,940,939	7,745,727
Michaels Stores Inc 4.000% due 01/28/20 §	972,980	968,875
New Red Finance Inc Term B-2 (Canada) 3.750% due 12/10/21 §	7,929,139	7,891,975

	Principal Amount	Value
Nine West Holdings Inc 6.250% due 01/08/20 §	$1,250,000	$625,000
NPC International Inc 4.750% due 12/28/18 §	4,472,997	4,433,858
Petco Animal Supplies Inc 4.000% due 11/24/17 §	8,819,737	8,804,743
PetSmart Inc Tranche B-1 4.250% due 03/11/22 §	10,454,981	10,214,841
Spin Holdco Inc (1st Lien) 4.250% due 11/14/19 §	11,733,987	11,312,303
The Brickman Group Ltd LLC
(1st Lien)
4.000% due 12/18/20 §	6,402,254	6,221,691
(2nd Lien)
7.500% due 12/17/21 §	8,333,333	7,583,333
The Men’s Wearhouse Inc Tranche B-1 5.000% due 06/18/21	2,000,000	1,722,500
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	2,192,347	1,946,394
The Servicemaster Co LLC 4.250% due 07/01/21 §	10,879,906	10,811,906

		169,144,374

Consumer Staples - 8.7%

Albertson’s LLC
Term B-2
5.500% due 03/21/19 §	7,363,044	7,335,940
Term B-3
5.125% due 08/23/19 §	2,887,500	2,864,039
Term B-4
5.500% due 08/25/21 §	12,902,500	12,813,795
BJ’s Wholesale Club Inc (1st Lien) 4.500% due 09/26/19 §	1,946,998	1,864,737
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	3,388,333	3,386,920
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	10,224,532	8,407,459
Reynolds Group Holdings 4.500% due 12/01/18 §	3,000,000	2,974,452
Rite Aid Corp Tranche 1 (2nd Lien) due 08/21/20 µ	14,833,930	14,911,185
US Foods Inc 4.500% due 03/31/19 §	6,825,000	6,769,547

		61,328,074

Energy - 0.9%

Power Borrower LLC
(1st Lien)
4.250% due 05/06/20 §	5,023,797	4,900,297
(2nd Lien)
8.250% due 11/06/20 §	1,500,000	1,440,000

		6,340,297

Financials - 8.7%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	9,738,185	9,732,965
Arnhold & Bleichroeder Holdings Inc Term B (1st Lien) 4.750% due 10/30/22 §	7,500,000	7,412,497
DTZ Worldwide Ltd 4.250% due 11/04/21 §	8,457,500	8,267,206
HUB International Ltd 4.000% due 10/02/20 §	14,902,678	14,064,403
RE/MAX LLC 4.250% due 07/31/20 §	5,946,903	5,850,266
USI Inc 4.250% due 12/27/19 §	7,232,838	6,990,994
WP Mustang Holdings LLC (1st Lien) due 05/29/21 µ	8,929,697	8,914,811

		61,233,142

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Health Care - 3.3%

CHS/Community Health Systems Inc
Term G
3.750% due 12/31/19 §	$1,692,054	$1,652,131
Term H
4.000% due 01/27/21 §	5,307,721	5,223,132
Envision Healthcare Corp Tranche B-2 4.500% due 10/28/22 §	2,000,000	1,994,376
Iasis Healthcare LLC Term B-2 4.500% due 05/03/18 §	8,591,195	8,449,441
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	6,467,500	6,300,962

		23,620,042

Industrials - 28.9%

Accudyne Industries LLC 4.000% due 12/13/19 §	4,885,863	4,181,483
AlixPartners LLP 4.500% due 07/15/22 §	9,725,625	9,664,840
Allflex Holdings III Inc
(1st Lien)
4.250% due 07/17/20 §	6,598,125	6,523,896
(2nd Lien)
8.000% due 07/19/21 §	4,405,000	4,341,678
Allied Security Holdings LLC
(1st Lien)
4.250% due 02/12/21 §	6,483,788	6,308,188
(2nd Lien)
8.000% due 08/13/21 §	8,126,712	7,781,327
Apex Tool Group LLC 4.500% due 01/31/20 §	5,591,875	5,349,562
Beacon Roofing Supply Inc 4.000% due 10/01/22 §	3,491,250	3,483,978
Camp International Holding Co (2nd Lien) 8.250% due 11/29/19 §	3,102,628	3,025,063
Crosby US Acquisition Corp (2nd Lien) 7.000% due 11/22/21 §	4,000,000	3,170,000
CSC Holdings LLC 5.000% due 10/09/22 §	14,000,000	13,998,754
EWT Holdings III Corp
(1st Lien)
4.750% due 01/15/21 §	7,757,807	7,641,440
(2nd Lien)
8.500% due 01/15/22 §	3,250,000	3,136,250
Gates Global LLC 4.250% due 07/06/21 §	10,053,346	9,458,519
GYP Holdings III Corp
(1st Lien)
4.750% due 04/01/21 §	10,596,156	10,145,819
(2nd Lien)
7.750% due 04/01/22 §	5,250,000	5,069,531
HD Supply Inc due 08/13/21 µ	5,486,250	5,402,585
Husky Injection Molding Systems Ltd
4.250% due 06/30/21 §	1,670,025	1,613,662
(2nd Lien)
7.250% due 06/30/22 §	795,787	772,908
Jeld-Wen Inc Term B-1 4.750% due 07/01/22 §	3,990,000	3,953,843
LM US Member LLC
4.750% due 10/25/19 §	463,691	461,952
(1st Lien)
4.750% due 10/25/19 §	11,683,700	11,639,886
(2nd Lien)
8.250% due 01/25/21 §	6,747,881	6,731,012
Ply Gem Industries Inc 4.000% due 02/01/21 §	12,422,484	12,189,563

	Principal Amount	Value
Prime Security Services Borrower LLC Term B (1st Lien) 5.000% due 07/01/21 §	$1,995,000	$1,967,569
Rexnord LLC Term B 4.000% due 08/21/20 §	6,991,088	6,793,010
SIG Combibloc Holdings SCA 4.250% due 03/11/22 §	6,094,754	6,015,851
Transdigm Inc
Term C
3.750% due 02/28/20 §	9,995,214	9,785,594
Tranche D
3.750% due 06/04/21 §	6,402,500	6,251,772
Univar USA 4.250% due 06/24/22 §	11,970,000	11,626,928
USAGM Holdco LLC (1st Lien) 4.750% due 07/28/22 §	6,499,999	6,203,437
Waste Industries USA Inc due 02/28/20 µ	8,937,425	8,909,495

		203,599,395

Information Technology - 6.2%

Applied Systems Inc
(1st Lien)
4.250% due 01/25/21 §	476,114	468,250
(2nd Lien)
7.500% due 01/24/22 §	3,058,482	2,964,816
Avago Technologies Cayman Ltd (Singapore) 3.750% due 05/06/21 §	1,964,873	1,963,645
Term B
due 11/13/22 µ	21,500,000	21,270,079
First Data Corp 4.168% due 07/08/22 §	7,500,000	7,400,895
Microsemi Corp due 12/17/22 µ	3,500,000	3,446,408
NXP BV Tranche B 3.750% due 12/07/20 §	6,000,000	5,981,250

		43,495,343

Materials - 9.7%

Ardagh Holdings USA Inc 4.000% due 12/17/19 §	15,078,223	14,866,193
Berry Plastics Corp Term F 4.000% due 10/03/22 §	14,605,357	14,507,691
BWay Intermediate Co Inc 5.500% due 08/14/20 §	13,754,446	13,318,884
Emerald Performance Materials LLC (2nd Lien) 7.750% due 08/01/22 §	750,000	711,562
FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	4,156,132	3,119,983
Headwaters Inc Term B 4.500% due 03/24/22 §	1,741,250	1,744,877
Nexeo Solutions LLC
5.000% due 09/08/17 §	1,412,898	1,352,261
Term B-2
5.000% due 09/08/17 §	1,644,526	1,572,578
Term B-3
5.000% due 09/08/17 §	7,148,906	6,849,545
Pregis Holding I Corp (1st Lien) 4.500% due 05/20/21 §	992,200	985,999
Quikrete Holdings Inc (2nd Lien) 7.000% due 03/26/21 §	8,444,211	8,457,409
Summit Materials LLC 4.250% due 07/15/22 §	995,000	985,983

		68,472,965

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS FLOATING RATE INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Telecommunication Services - 2.2%

Level 3 Financing Inc
Tranche B
4.000% due 01/15/20 §	$9,300,000	$9,297,629
Tranche B-III
4.000% due 08/01/19 §	4,000,000	4,000,000
WaveDivision Holdings LLC 4.000% due 10/15/19 §	1,994,859	1,971,585

		15,269,214

Total Senior Loan Notes (Cost $671,149,343)		652,502,846

	Shares
SHORT-TERM INVESTMENT - 4.8%

Money Market Fund - 4.8%

BlackRock Liquidity Funds T-Fund Portfolio	33,837,878	33,837,878

Total Short-Term Investment (Cost $33,837,878)		33,837,878

TOTAL INVESTMENTS - 102.3% (Cost $739,430,214)		720,962,954

OTHER ASSETS & LIABILITIES, NET - (2.3%)		(16,038,178)

NET ASSETS - 100.0%		$704,924,776

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$34,622,230	$—	$34,622,230	$—
	Senior Loan Notes	652,502,846	—	652,502,846	—
	Short-Term Investment	33,837,878	33,837,878	—	—

	Total	$720,962,954	$33,837,878	$687,125,076	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM LIMITED DURATION HIGH INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 45.3%

Consumer Discretionary - 9.7%

Beazer Homes USA Inc 5.750% due 06/15/19	$450,000	$416,250
Cablevision Systems Corp 8.625% due 09/15/17	150,000	158,250
CalAtlantic Group Inc 6.625% due 05/01/20	400,000	438,000
Cequel Communications Holdings I LLC 6.375% due 09/15/20 ~	400,000	392,500
Dollar Tree Inc 5.250% due 03/01/20 ~	250,000	259,375
Landry’s Inc 9.375% due 05/01/20 ~	150,000	158,625
MGM Resorts International 6.750% due 10/01/20	250,000	258,125
Neiman Marcus Group Ltd LLC 8.000% due 10/15/21 ~	150,000	111,750
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	250,000	251,250
NPC International Inc 10.500% due 01/15/20	350,000	364,000
Six Flags Entertainment Corp 5.250% due 01/15/21 ~	250,000	254,375

		3,062,500

Consumer Staples - 1.6%

Beverages & More Inc 10.000% due 11/15/18 ~	300,000	280,125
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	250,000	241,875

		522,000

Energy - 3.5%

Chaparral Energy Inc 8.250% due 09/01/21	300,000	73,500
Halcon Resources Corp 12.000% due 02/15/22 ~	78,000	51,870
Regency Energy Partners LP 6.500% due 07/15/21	150,000	151,500
Sabine Pass LNG LP 6.500% due 11/01/20	350,000	341,250
Seadrill Ltd (United Kingdom) 6.125% due 09/15/17 ~	200,000	101,250
Sunoco LP 5.500% due 08/01/20 ~	250,000	238,125
Tervita Corp (Canada) 8.000% due 11/15/18 ~	250,000	156,250

		1,113,745

Financials - 2.2%

AerCap Ireland Capital Ltd (Netherlands) 4.250% due 07/01/20	500,000	505,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	200,000	178,500

		683,500

Health Care - 5.2%

CHS/Community Health Systems Inc 7.125% due 07/15/20	350,000	350,437
HCA Inc 7.500% due 02/15/22	350,000	389,375
Tenet Healthcare Corp 5.000% due 03/01/19	500,000	463,750
Valeant Pharmaceuticals International Inc 5.500% due 03/01/23 ~	500,000	442,500

		1,646,062

	Principal Amount	Value
Industrials - 3.5%

Modular Space Corp 10.250% due 01/31/19 ~	$300,000	$121,500
The ADT Corp 6.250% due 10/15/21	300,000	314,865
The Hertz Corp 5.875% due 10/15/20	300,000	310,875
TransDigm Inc 5.500% due 10/15/20	250,000	243,125
United Airlines Pass-Through Trust ‘B’ 5.375% due 02/15/23	136,446	135,286

		1,125,651

Information Technology - 1.3%

Blackboard Inc 7.750% due 11/15/19 ~	200,000	174,000
BMC Software Inc 7.250% due 06/01/18	100,000	82,875
NXP BV (Netherlands) 5.750% due 02/15/21 ~	150,000	156,562

		413,437

Materials - 12.4%

AK Steel Corp 7.625% due 05/15/20	250,000	104,375
ArcelorMittal (Luxembourg)
5.125% due 06/01/20	150,000	125,250
6.125% due 06/01/18	150,000	138,000
10.850% due 06/01/19	150,000	141,375
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	227,162	225,031
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	200,000	193,000
9.125% due 10/15/20 ~	200,000	206,500
Berry Plastics Corp 5.125% due 07/15/23	400,000	390,000
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	250,000	242,812
BWAY Holding Co 9.125% due 08/15/21 ~	200,000	188,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	250,000	219,375
Hexion Inc 6.625% due 04/15/20	150,000	118,125
Novelis Inc (India) 8.750% due 12/15/20	500,000	461,250
Sappi Papier Holding GmbH (South Africa) 7.750% due 07/15/17 ~	350,000	365,313
Sealed Air Corp 4.875% due 12/01/22 ~	500,000	503,125
Tronox Finance LLC 6.375% due 08/15/20	200,000	121,360
Wise Metals Group LLC 8.750% due 12/15/18 ~	250,000	190,625

		3,933,516

Telecommunication Services - 4.0%

Hughes Satellite Systems Corp 7.625% due 06/15/21	400,000	425,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	400,000	188,000
Sprint Communications Inc
6.000% due 11/15/22	150,000	108,000
9.000% due 11/15/18 ~	150,000	158,250
T-Mobile USA Inc 6.464% due 04/28/19	150,000	154,848
WaveDivision Escrow LLC 8.125% due 09/01/20 ~	250,000	240,313

		1,274,911

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Utilities - 1.9%

Dynegy Inc 6.750% due 11/01/19	$300,000	$283,500
GenOn Energy Inc 9.875% due 10/15/20	150,000	111,750
NRG Energy Inc 7.625% due 01/15/18	200,000	209,500

		604,750

Total Corporate Bonds & Notes (Cost $16,478,897)		14,380,072

SENIOR LOAN NOTES - 49.2%

Consumer Discretionary - 16.0%

Caesars Entertainment Resort Properties LLC Term B 7.000% due 10/11/20 §	245,000	223,103
CEC Entertainment Inc Term B 4.250% due 02/12/21 §	491,250	467,916
ClubCorp Club Operations Inc Term B 4.250% due 12/15/22 §	374,521	373,116
Dollar Tree Inc Term B-1 3.500% due 07/06/22 §	625,016	624,123
Leslie’s Poolmart Inc Tranche B 4.250% due 10/16/19 §	490,497	478,439
New Red Finance Inc Term B-2 3.750% due 12/10/21 §	377,578	375,808
Nine West Holdings Inc 4.750% due 10/08/19 §	492,500	348,444
Petco Animal Supplies Inc 4.000% due 11/24/17 §	748,031	746,760
Petsmart Inc Tranche B-1 4.250% due 03/11/22 §	746,250	729,109
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	300,000	273,000
The Neiman Marcus Group Inc 4.250% due 10/25/20 §	490,022	435,048

		5,074,866

Consumer Staples - 8.0%

Albertson’s LLC Term B-2 5.500% due 03/21/19 §	246,267	245,361
Term B-4 5.500% due 08/25/21 §	496,250	492,838
BJ’s Wholesale Club Inc (2nd Lien) 8.500% due 03/26/20 §	250,000	225,208
Performance Food Group Inc (2nd Lien) 6.250% due 11/14/19 §	169,417	169,346
Reddy Ice Corp Term B (1st Lien) 6.750% due 05/01/19 §	489,315	402,356
Rite Aid Corp (2nd Lien) due 08/21/20 µ	750,000	753,906
US Foods Inc 4.500% due 03/31/19 §	243,750	241,770

		2,530,785

Energy - 0.5%

Crestwood Holdings LLC Term B-1 7.000% due 06/19/19 §	228,360	145,009

Financials - 4.6%

Amwins Group LLC (1st Lien) 5.250% due 09/06/19 §	739,896	739,500
HUB International Ltd 4.000% due 10/02/20 §	244,397	230,650

	Principal Amount	Value
RE/MAX LLC 4.250% due 07/31/20 §	$220,256	$216,677
USI Inc 4.250% due 12/27/19 §	293,250	283,445

		1,470,272

Health Care - 2.1%

CHS/Community Health Systems Inc Term G 3.750% due 12/31/19 §	34,598	33,781
Term H 4.000% due 01/27/21 §	63,659	62,644
Pharmaceutical Product Development Inc 4.250% due 08/18/22 §	597,000	581,627

		678,052

Industrials - 10.1%

Accudyne Industries LLC 4.000% due 12/13/19 §	687,434	588,328
Crosby US Acquisition Corp (1st Lien) 4.000% due 11/23/20 §	491,228	388,070
EWT Holdings III Corp (1st Lien) 4.750% due 01/15/21 §	294,000	289,590
Gates Global LLC 4.250% due 07/06/21 §	493,750	464,536
LM US Member LLC due 10/25/20 ¥	500,000	498,750
4.750% due 10/25/19 §	9,399	9,363
(1st Lien)
4.750% due 10/25/19 §	236,820	235,932
Ply Gem Industries Inc 4.000% due 02/01/21 §	491,250	482,039
Rexnord LLC Term B 4.000% due 08/21/20 §	244,375	237,451

		3,194,059

Information Technology - 2.6%

First Data Corp Term C-1 3.918% due 03/23/18 §	600,000	593,250
Infor (US) Inc Tranche B-3 3.750% due 06/03/20 §	238,105	224,340

		817,590

Materials - 3.8%

FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	489,975	367,821
Nexeo Solutions LLC Term B-2 5.000% due 09/08/17 §	375,892	359,446
Quikrete Holdings Inc
(1st Lien)
4.000% due 09/28/20 §	252,407	250,278
(2nd Lien)
7.000% due 03/26/21 §	221,053	221,398

		1,198,943

Telecommunication Services - 1.5%

Level 3 Financing Inc Tranche B-II 3.500% due 05/31/22 §	250,000	246,302
WaveDivision Holdings LLC 4.000% due 10/15/19 §	244,950	242,092

		488,394

Total Senior Loan Notes (Cost $16,624,365)		15,597,970

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS LIMITED DURATION HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 10.5%

Money Market Fund - 10.5%

BlackRock Liquidity Funds T-Fund Portfolio	3,326,370	$3,326,370

Total Short-Term Investment (Cost $3,326,370)		3,326,370

TOTAL INVESTMENTS - 105.0% (Cost $36,429,632)		33,304,412

OTHER ASSETS & LIABILITIES, NET - (5.0%)		(1,590,575)

NET ASSETS - 100.0%		$31,713,837

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$14,380,072	$—	$14,380,072	$—
	Senior Loan Notes	15,597,970	—	15,209,900	388,070
	Short-Term Investment	3,326,370	3,326,370	—	—

	Total	$33,304,412	$3,326,370	$29,589,972	$388,070

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedule of Investments) for the nine-month period ended December 31, 2015:

Senior Loan Notes
Value, Beginning of Period	$—
Purchases	—
Sales (Includes Paydowns)	—
Accrued Discounts (Premiums)	—
Net Realized Gains (Losses)	—
Change in Net Unrealized Appreciation (Depreciation)	—
Transfers In	388,070
Transfers Out	—

Value, End of Period	$388,070

Change in Net Unrealized Appreciation (Depreciation) on Level 3 Investments Held at the End of Year, if Applicable	$—

The significant unobservable inputs were provided by a vendor-priced single broker quote.

During the nine-month period ended December 31, 2015, an investment with a value of $388,070 was transferred from Level 2 to Level 3 due to the investment being priced pursuant to single broker quotes that have unobservable market inputs versus multiple broker quotes.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDSSM HIGH INCOME

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 2.3%

Consumer Discretionary - 0.7%

Cedar Fair LP	5,065	$282,830
Las Vegas Sands Corp	5,615	246,162
MGM Resorts International *	4,340	98,605
Six Flags Entertainment Corp	3,880	213,167

		840,764

Energy - 0.7%

Continental Resources Inc *	4,250	97,665
EOG Resources Inc	2,125	150,429
Kinder Morgan Inc	7,065	105,410
Pioneer Natural Resources Co	1,255	157,352
Sunoco LP	7,600	301,036

		811,892

Financials - 0.5%

Bank of America Corp	35,645	599,905

Industrials - 0.4%

The ADT Corp	7,560	249,329
United Rentals Inc *	4,160	301,766

		551,095

Total Common Stocks (Cost $3,266,695)		2,803,656

CLOSED-END MUTUAL FUNDS - 1.6%

Eaton Vance Senior Income Trust	87,808	506,652
First Trust Senior Floating Rate Income Fund II	42,132	520,330
Invesco Senior Income Trust	114,023	460,653
Voya Prime Rate Trust	95,481	483,134

Total Closed-End Mutual Funds (Cost $2,201,188)		1,970,769

	Principal Amount
CORPORATE BONDS & NOTES - 88.3%

Consumer Discretionary - 20.1%

24 Hour Holdings III LLC 8.000% due 06/01/22 ~	$475,000	388,312
99 Cents Only Stores LLC 11.000% due 12/15/19	850,000	344,250
Argos Merger Sub Inc 7.125% due 03/15/23 ~	180,000	178,920
Beazer Homes USA Inc
5.750% due 06/15/19	75,000	69,375
7.250% due 02/01/23	100,000	88,500
7.500% due 09/15/21	1,425,000	1,314,562
Boyd Gaming Corp 6.875% due 05/15/23	650,000	671,125
Caesars Entertainment Operating Co Inc
9.000% due 02/15/20 Ω	125,000	95,625
11.250% due 06/01/17 Ω	100,000	75,500
Caesars Entertainment Resort Properties LLC
8.000% due 10/01/20	1,550,000	1,480,250
11.000% due 10/01/21	750,000	682,500
Caesars Growth Properties Holdings LLC 9.375% due 05/01/22	300,000	247,500
CalAtlantic Group Inc
5.375% due 10/01/22	100,000	101,000
6.250% due 12/15/21	1,263,000	1,354,567
6.625% due 05/01/20	75,000	82,125

	Principal Amount	Value
Carrols Restaurant Group Inc 8.000% due 05/01/22	$625,000	$662,500
CCO Holdings LLC 5.750% due 09/01/23	850,000	873,375
CEC Entertainment Inc 8.000% due 02/15/22	1,550,000	1,472,500
Cedar Fair LP 5.375% due 06/01/24	775,000	786,625
Cequel Communications Holdings I LLC
5.125% due 12/15/21 ~	300,000	271,125
6.375% due 09/15/20 ~	350,000	343,437
Clear Channel Worldwide Holdings Inc
6.500% due 11/15/22	349,000	341,584
7.625% due 03/15/20	475,000	440,562
ClubCorp Club Operations Inc 8.250% due 12/15/23 ~	850,000	837,250
DISH DBS Corp
5.125% due 05/01/20	50,000	49,625
6.750% due 06/01/21	550,000	555,500
Dollar Tree Inc 5.750% due 03/01/23 ~	625,000	654,687
Greektown Holdings LLC 8.875% due 03/15/19 ~	575,000	583,625
iHeartCommunications Inc
10.000% due 01/15/18	50,000	19,250
11.250% due 03/01/21	100,000	70,375
Jaguar Land Rover Automotive PLC (United Kingdom) 5.625% due 02/01/23 ~	600,000	608,250
Jo-Ann Stores Inc 8.125% due 03/15/19 ~	500,000	402,500
Landry’s Holdings II Inc 10.250% due 01/01/18 ~	450,000	450,000
Landry’s Inc 9.375% due 05/01/20 ~	400,000	423,000
Lennar Corp 4.875% due 12/15/23	200,000	200,000
Live Nation Entertainment Inc 5.375% due 06/15/22 ~	1,310,000	1,296,900
MGM Resorts International
6.000% due 03/15/23	1,200,000	1,194,000
6.750% due 10/01/20	150,000	154,875
Neiman Marcus Group Ltd LLC
8.000% due 10/15/21 ~	50,000	37,250
8.750% PIK due 10/15/21 ~	1,425,000	890,625
Neptune Finco Corp
6.625% due 10/15/25 ~	200,000	208,500
10.125% due 01/15/23 ~	400,000	418,000
10.875% due 10/15/25 ~	200,000	210,000
New Red Finance Inc (Canada) 4.625% due 01/15/22 ~	650,000	653,250
NPC International Inc 10.500% due 01/15/20	600,000	624,000
Party City Holdings Inc 6.125% due 08/15/23 ~	650,000	633,750
Penn National Gaming Inc 5.875% due 11/01/21	600,000	585,000
Sinclair Television Group Inc
6.125% due 10/01/22	400,000	410,000
6.375% due 11/01/21	450,000	465,750

		25,001,781

Consumer Staples - 4.0%

Albertson’s Holdings LLC 7.750% due 10/15/22 ~	832,000	886,596
Beverages & More Inc 10.000% due 11/15/18 ~	75,000	70,031
Central Garden & Pet Co 6.125% due 11/15/23	600,000	609,000
JBS Investments GmbH (Brazil) 7.750% due 10/28/20 ~	400,000	386,000

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
JBS USA LLC (Brazil)
5.750% due 06/15/25 ~	$500,000	$437,500
7.250% due 06/01/21 ~	250,000	249,375
Post Holdings Inc 7.750% due 03/15/24 ~	650,000	682,500
Reynolds Group Issuer Inc (New Zealand) 8.250% due 02/15/21	650,000	628,875
Rite Aid Corp
6.125% due 04/01/23 ~	800,000	831,000
6.750% due 06/15/21	250,000	262,500

		5,043,377

Energy - 9.7%

Calumet Specialty Products Partners LP 6.500% due 04/15/21	750,000	656,250
Chaparral Energy Inc 8.250% due 09/01/21	600,000	147,000
Concho Resources Inc 5.500% due 04/01/23	300,000	279,000
Crestwood Midstream Partners LP 6.125% due 03/01/22	500,000	350,000
Energy Transfer Equity LP
5.500% due 06/01/27	325,000	248,625
5.875% due 01/15/24	325,000	266,500
EP Energy LLC
6.375% due 06/15/23	500,000	252,500
7.750% due 09/01/22	225,000	115,875
Halcon Resources Corp
8.625% due 02/01/20 ~	275,000	190,781
12.000% due 02/15/22 ~	78,000	51,870
Hilcorp Energy I LP 7.625% due 04/15/21 ~	725,000	699,625
Linn Energy LLC
6.500% due 05/15/19	650,000	117,000
6.500% due 09/15/21	200,000	28,000
MEG Energy Corp (Canada) 6.500% due 03/15/21 ~	750,000	528,750
Memorial Resource Development Corp 5.875% due 07/01/22	760,000	668,800
MPLX LP 4.875% due 06/01/25 ~	200,000	180,000
Newfield Exploration Co
5.375% due 01/01/26	300,000	249,750
5.750% due 01/30/22	325,000	289,250
Peabody Energy Corp 10.000% due 03/15/22 ~	250,000	48,750
QEP Resources Inc 6.875% due 03/01/21	450,000	371,250
Rice Energy Inc 7.250% due 05/01/23 ~	625,000	459,375
Rose Rock Midstream LP 5.625% due 11/15/23 ~	600,000	429,000
Sabine Pass Liquefaction LLC 5.625% due 03/01/25 ~	2,100,000	1,785,000
Sanchez Energy Corp 7.750% due 06/15/21	825,000	507,375
SandRidge Energy Inc 8.750% due 06/01/20 ~	525,000	160,125
Seadrill Ltd (Norway) 6.125% due 09/15/17 ~	250,000	126,563
Summit Midstream Holdings LLC 5.500% due 08/15/22	400,000	298,000
Sunoco Finance Corp 5.500% due 08/01/20 ~	425,000	404,813
Targa Resources Partners LP
6.625% due 10/01/20 ~	800,000	726,000
6.750% due 03/15/24 ~	50,000	42,750
Tervita Corp (Canada) 8.000% due 11/15/18 ~	225,000	140,625

	Principal Amount	Value
Transocean Inc
4.300% due 10/15/22	$125,000	$66,875
7.125% due 12/15/21	150,000	97,313
Triangle USA Petroleum Corp 6.750% due 07/15/22 ~	300,000	93,000
Whiting Petroleum Corp 6.250% due 04/01/23	675,000	489,375
WPX Energy Inc 6.000% due 01/15/22	625,000	440,625

		12,006,390

Financials - 5.2%

Ally Financial Inc 5.750% due 11/20/25	550,000	558,250
Equinix Inc REIT
4.875% due 04/01/20	750,000	783,375
5.375% due 04/01/23	25,000	25,625
ESH Hospitality Inc REIT 5.250% due 05/01/25 ~	600,000	588,000
Jefferies Finance LLC 7.375% due 04/01/20 ~	1,700,000	1,517,250
Ocwen Financial Corp. 6.625% due 05/15/19	325,000	287,625
Outfront Media Capital LLC
5.250% due 02/15/22	225,000	230,906
5.875% due 03/15/25	750,000	764,063
RHP Hotel Properties LP REIT 5.000% due 04/15/23	750,000	753,750
The Howard Hughes Corp 6.875% due 10/01/21 ~	925,000	948,125

		6,456,969

Health Care - 9.3%

Alere Inc 6.375% due 07/01/23 ~	625,000	585,937
Capsugel SA 7.000% PIK due 05/15/19 ~	375,000	366,328
CHS/Community Health Systems Inc
6.875% due 02/01/22	525,000	500,719
8.000% due 11/15/19	125,000	126,562
DPx Holdings BV 7.500% due 02/01/22 ~	600,000	587,250
Endo Finance LLC 5.750% due 01/15/22 ~	525,000	511,875
HCA Holdings Inc 6.250% due 02/15/21	1,325,000	1,407,812
Jaguar Holding Co II 6.375% due 08/01/23 ~	250,000	244,375
JLL/Delta Dutch Pledgeco BV (Netherlands) 8.750% PIK due 05/01/20 ~	275,000	266,063
LifePoint Health Inc
5.500% due 12/01/21	1,100,000	1,122,000
5.875% due 12/01/23	225,000	228,938
MEDNAX Inc 5.250% due 12/01/23 ~	225,000	226,688
Prospect Medical Holdings Inc 8.375% due 05/01/19 ~	375,000	390,938
Quintiles Transnational Corp 4.875% due 05/15/23 ~	750,000	757,500
Surgical Care Affiliates Inc 6.000% due 04/01/23 ~	650,000	637,000
Tenet Healthcare Corp
5.000% due 03/01/19	75,000	69,563
6.000% due 10/01/20	52,000	54,990
6.750% due 02/01/20	400,000	382,000
6.750% due 06/15/23	900,000	836,438
8.125% due 04/01/22	150,000	150,375
Valeant Pharmaceuticals International Inc
5.375% due 03/15/20 ~	400,000	378,000
5.500% due 03/01/23 ~	1,250,000	1,106,250

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
5.875% due 05/15/23 ~	$50,000	$44,875
6.125% due 04/15/25 ~	600,000	537,000

		11,519,476

Industrials - 14.2%

AAF Holdings LLC 12.000% PIK due 07/01/19 ~	106,476	101,152
ADS Waste Holdings Inc 8.250% due 10/01/20	875,000	885,937
Ahern Rentals Inc 7.375% due 05/15/23 ~	650,000	528,125
Air Canada Pass-Through Trust ‘B’ (Canada) 5.375% due 11/15/22 ~	84,635	85,375
Allegion PLC 5.875% due 09/15/23	500,000	511,250
Allegion US Holding Co Inc 5.750% due 10/01/21	100,000	101,750
American Builders & Contractors Supply Co Inc 5.750% due 12/15/23 ~	450,000	454,500
Apex Tool Group LLC 7.000% due 02/01/21 ~	650,000	503,750
Avation Capital SA (United Kingdom) 7.500% due 05/27/20 ~	600,000	561,750
CPG Merger Sub LLC 8.000% due 10/01/21 ~	650,000	640,250
HD Supply Inc 5.250% due 12/15/21 ~	150,000	153,562
11.500% due 07/15/20	400,000	445,000
IHS Inc 5.000% due 11/01/22	675,000	685,969
International Lease Finance Corp
4.625% due 04/15/21	1,625,000	1,669,688
6.250% due 05/15/19	150,000	161,062
Masco Corp
4.450% due 04/01/25	600,000	589,500
7.750% due 08/01/29	75,000	83,438
Modular Space Corp 10.250% due 01/31/19 ~	450,000	182,250
Nortek Inc 8.500% due 04/15/21	745,000	776,737
Sensata Technologies BV 5.625% due 11/01/24 ~	550,000	564,438
StandardAero Aviation Holdings Inc 10.000% due 07/15/23 ~	525,000	523,688
The ADT Corp 6.250% due 10/15/21	850,000	892,117
TMS International Corp 7.625% due 10/15/21 ~	675,000	524,813
TransDigm Inc 5.500% due 10/15/20	1,600,000	1,556,000
United Airlines Pass-Through Trust ‘B’
4.625% due 03/03/24	600,000	598,500
4.750% due 10/11/23	71,407	71,321
5.375% due 02/15/23	45,482	45,095
United Rentals North America Inc
5.500% due 07/15/25	500,000	486,875
5.750% due 11/15/24	400,000	398,000
7.625% due 04/15/22	200,000	214,740
Univar Inc 6.750% due 07/15/23 ~	650,000	594,750
US Airways Pass-Through Trust ‘B’ 5.375% due 05/15/23	514,627	519,774
USG Corp 5.875% due 11/01/21 ~	850,000	888,250
Virgin Australia Trust ‘B’ (Australia) 6.000% due 04/23/22 ~	34,002	34,554
ZF North America Capital Inc (Germany) 4.500% due 04/29/22 ~	650,000	637,813

		17,671,773

	Principal Amount	Value
Information Technology – 3.6%

Audatex North America Inc 6.125% due 11/01/23 ~	$800,000	$808,000
Blackboard Inc 7.750% due 11/15/19 ~	775,000	674,250
BMC Software Inc 7.250% due 06/01/18	239,000	198,071
Commscope Technologies Finance LLC 6.000% due 06/15/25 ~	625,000	603,125
First Data Corp
5.000% due 01/15/24 ~	50,000	49,875
5.375% due 08/15/23 ~	700,000	705,250
5.750% due 01/15/24 ~	100,000	98,750
7.000% due 12/01/23 ~	50,000	50,125
Infor Software Parent LLC 7.125% PIK due 05/01/21 ~	675,000	490,219
Infor US Inc 6.500% due 05/15/22 ~	125,000	105,937
NXP BV (Netherlands) 5.750% due 02/15/21 ~	625,000	652,344

		4,435,946

Materials - 11.9%

AK Steel Corp
7.625% due 05/15/20	450,000	187,875
8.375% due 04/01/22	175,000	70,000
ArcelorMittal (Luxembourg)
6.125% due 06/01/25	200,000	146,500
6.500% due 03/01/21	1,175,000	951,621
8.000% due 10/15/39	300,000	206,250
Ardagh Finance Holdings SA (Luxembourg) 8.625% PIK due 06/15/19 ~	544,055	538,951
Ardagh Packaging Finance PLC (Ireland)
6.250% due 01/31/19 ~	950,000	916,750
7.000% due 11/15/20 ~	61,765	60,993
Berry Plastics Corp
5.125% due 07/15/23	800,000	780,000
6.000% due 10/15/22 ~	375,000	383,437
Beverage Packaging Holdings Luxembourg II SA (New Zealand) 6.000% due 06/15/17 ~	1,325,000	1,286,906
Blue Cube Spinco Inc 9.750% due 10/15/23 ~	400,000	433,500
BWAY Holding Co 9.125% due 08/15/21 ~	850,000	799,000
Coveris Holdings SA (Luxembourg) 7.875% due 11/01/19 ~	991,000	869,602
Glencore Finance Canada Ltd (Switzerland) 4.250% due 10/25/22 ~	400,000	302,421
Hexion Inc
6.625% due 04/15/20	975,000	767,812
9.000% due 11/15/20	175,000	67,812
INEOS Group Holdings SA (Luxembourg) 6.125% due 08/15/18 ~	600,000	596,250
Louisiana-Pacific Corp 7.500% due 06/01/20	625,000	651,563
Mustang Merger Corp 8.500% due 08/15/21 ~	350,000	364,875
Novelis Inc 8.750% due 12/15/20	750,000	691,875
Owens-Brockway Glass Container Inc 5.875% due 08/15/23 ~	650,000	660,969
Sealed Air Corp
4.875% due 12/01/22 ~	550,000	553,438
5.125% due 12/01/24 ~	25,000	25,125
5.500% due 09/15/25 ~	350,000	357,875
Summit Materials LLC 6.125% due 07/15/23 ~	480,000	475,200

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Tronox Finance LLC 6.375% due 08/15/20	$928,000	$563,110
Wise Metals Group LLC 8.750% due 12/15/18 ~	850,000	648,125
Wise Metals Intermediate Holdings LLC 9.750% PIK due 06/15/19 ~	775,000	388,469

		14,746,304

Telecommunication Services - 7.5%

Cogent Communications Finance Inc 5.625% due 04/15/21 ~	600,000	559,500
Cogent Communications Group Inc 5.375% due 03/01/22 ~	150,000	146,625
Frontier Communications Corp
8.875% due 09/15/20 ~	225,000	228,375
10.500% due 09/15/22 ~	650,000	647,562
11.000% due 09/15/25 ~	200,000	198,500
Hughes Satellite Systems Corp 7.625% due 06/15/21	1,100,000	1,170,125
Intelsat Jackson Holdings SA (Luxembourg) 7.250% due 10/15/20	900,000	787,500
Intelsat Luxembourg SA (Luxembourg) 7.750% due 06/01/21	675,000	317,250
Level 3 Financing Inc
6.125% due 01/15/21	75,000	77,813
7.000% due 06/01/20	900,000	942,750
Sprint Corp
7.250% due 09/15/21	750,000	560,625
7.625% due 02/15/25	3,100,000	2,278,500
T-Mobile USA Inc
6.250% due 04/01/21	1,315,000	1,361,025
6.633% due 04/28/21	100,000	104,750

		9,380,900

Utilities - 2.8%

Calpine Corp
5.375% due 01/15/23	200,000	180,500
5.875% due 01/15/24 ~	100,000	103,000
6.000% due 01/15/22 ~	450,000	466,735
Dynegy Inc 7.625% due 11/01/24	1,100,000	945,780
GenOn Energy Inc 9.875% due 10/15/20	775,000	577,375
NRG Energy Inc 6.250% due 07/15/22	768,000	670,080
Talen Energy Supply LLC 6.500% due 06/01/25 ~	800,000	532,000

		3,475,470

Total Corporate Bonds & Notes (Cost $124,002,765)		109,738,386

SENIOR LOAN NOTES - 3.2%

Consumer Discretionary - 1.1%

CDS U.S. Intermediate Holdings Inc (2nd Lien) 9.250% due 07/10/23 §	150,000	141,750
Cirque Du Soleil (1st Lien) 5.000% due 07/08/22 §	299,250	283,165
iHeartCommunications Inc Tranche D 7.174% due 01/30/19 §	500,000	352,500
The Brickman Group Ltd LLC (2nd Lien) 7.500% due 12/17/21 §	650,000	591,500

		1,368,915

	Principal Amount	Value
Consumer Staples - 0.8%

Albertson’s LLC Term B-4 5.500% due 08/25/21 §	$248,125	$246,419
US Foods Inc 4.500% due 03/31/19 §	743,645	737,603

		984,022

Financials - 0.2%

ROC Finance LLC Term B 5.000% due 06/20/19 §	249,362	231,907

Industrials - 1.0%

EWT Holdings III Corp (2nd Lien) 8.500% due 01/15/22 §	500,000	482,500
Husky Injection Molding Systems Ltd 4.250% due 06/30/21 §	745,925	720,750

		1,203,250

Materials - 0.1%

FMG Resources Property Ltd (Australia) 4.250% due 06/30/19 §	247,468	185,773

Total Senior Loan Notes (Cost $4,294,834)		3,973,867

	Shares
SHORT-TERM INVESTMENT - 3.7%

Money Market Fund - 3.7%

BlackRock Liquidity Funds T-Fund Portfolio	4,663,395	4,663,395

Total Short-Term Investment (Cost $4,663,395)		4,663,395

TOTAL INVESTMENTS - 99.1% (Cost $138,428,877)		123,150,073

OTHER ASSETS & LIABILITIES, NET - 0.9%		1,145,224

NET ASSETS - 100.0%		$124,295,297

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PACIFIC FUNDS HIGH INCOME

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $171,125 or 0.1% of the fund’s net assets were in default as of December 31, 2015.

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$2,803,656	$2,803,656	$—	$—
	Closed-End Mutual Funds	1,970,769	1,970,769	—	—
	Corporate Bonds & Notes	109,738,386	—	109,738,386	—
	Senior Loan Notes	3,973,867	—	3,973,867	—
	Short-Term Investment	4,663,395	4,663,395	—	—

	Total	$123,150,073	$9,437,820	$113,712,253	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 34.5%

Azerbaijan - 0.6%

State Oil Co of the Azerbaijan Republic
4.750% due 03/13/23 ~	$450,000	$382,732
5.450% due 02/09/17 ~	200,000	202,538

		585,270

Bangladesh - 0.2%

Banglalink Digital Communications Ltd 8.625% due 05/06/19 ~	225,000	233,438

Barbados - 0.4%

Columbus International Inc 7.375% due 03/30/21 ~	385,000	382,594

Brazil - 3.3%

Marfrig Holding Europe BV
6.875% due 06/24/19 ~	200,000	179,000
8.375% due 05/09/18 ~	405,000	390,825
Marfrig Overseas Ltd 9.500% due 05/04/20 ~	150,000	147,750
Minerva Luxembourg SA 12.250% due 02/10/22 ~	300,000	304,500
Odebrecht Drilling Norbe VIII/IX Ltd 6.350% due 06/30/22 ~	157,000	58,090
Oi Brasil Holdings Cooperatief VA 5.750% due 02/10/22 ~	230,000	106,950
Petrobras Global Finance BV
3.000% due 01/15/19	135,000	102,938
5.375% due 01/27/21	380,000	284,050
5.750% due 01/20/20	360,000	283,500
5.875% due 03/01/18	120,000	107,100
6.250% due 03/17/24	295,000	212,400
6.850% due 06/05/15	99,000	64,598
6.875% due 01/20/40	500,000	327,500
7.875% due 03/15/19	45,000	39,938
QGOG Atlantic 5.250% due 07/30/19 ~	555,058	382,990
QGOG Constellation SA 6.250% due 11/09/19 ~	600,000	271,500
Vale Overseas Ltd 5.625% due 09/15/19	134,000	121,605

		3,385,234

Chile - 1.0%

Banco del Estado de Chile 4.125% due 10/07/20 ~	120,000	123,981
Corp Nacional del Cobre de Chile
3.875% due 11/03/21 ~	200,000	192,711
4.875% due 11/04/44 ~	200,000	160,906
Empresa Nacional del Petroleo
5.250% due 08/10/20 ~	100,000	103,550
6.250% due 07/08/19 ~	120,000	129,252
VTR Finance BV 6.875% due 01/15/24 ~	300,000	276,750

		987,150

China - 2.9%

Amber Circle Funding Ltd 3.250% due 12/04/22 ~	250,000	248,800
China Hongqiao Group Ltd 6.875% due 05/03/18 ~	200,000	193,478
China Railway Resources Huitung Ltd 3.850% due 02/05/23 ~	210,000	208,630
China SCE Property Holdings Ltd 10.000% due 07/02/20 ~	200,000	211,686

	Principal Amount	Value
CIFI Holdings Group Co Ltd 12.250% due 04/15/18 ~	$220,000	$238,677
Franshion Development Ltd 6.750% due 04/15/21 ~	200,000	224,606
Sinochem Overseas Capital Co Ltd
4.500% due 11/12/20 ~	200,000	210,033
6.300% due 11/12/40 ~	100,000	122,081
Sinopec Group Overseas Development Ltd 4.875% due 05/17/42 ~	200,000	205,777
Sunac China Holdings Ltd 9.375% due 04/05/18 ~	300,000	317,250
Times Property Holdings Ltd 12.625% due 03/21/19 ~	220,000	244,130
Trillion Chance Ltd 8.500% due 01/10/19 ~	200,000	207,756
Yingde Gases Investment Ltd 8.125% due 04/22/18 ~	225,000	194,625
Yuzhou Properties Co Ltd 8.625% due 01/24/19 ~	200,000	206,689

		3,034,218

Colombia - 0.6%

Ecopetrol SA 7.625% due 07/23/19	110,000	119,601
Empresa de Telecomunicaciones de Bogota 7.000% due 01/17/23 ~	COP 144,000,000	37,657
Pacific Exploration and Production Corp
5.125% due 03/28/23 ~	$340,000	69,700
5.375% due 01/26/19 ~	290,000	56,550
5.625% due 01/19/25 ~	1,000,000	205,000
7.250% due 12/12/21 ~	695,000	142,475

		630,983

Costa Rica - 0.3%

Banco Nacional de Costa Rica 6.250% due 11/01/23 ~	200,000	193,000
Instituto Costarricense de Electricidad 6.375% due 05/15/43 ~	200,000	151,000

		344,000

Czech Republic - 0.0%

New World Resources NV 8.000% PIK due 04/07/20 ~	EUR 148,304	20,146

Dominican Republic - 0.4%

Aeropuertos Dominicanos Siglo XXI SA 9.750% due 11/13/19 § ~	$400,000	418,000

Ecuador - 1.0%

EP PetroEcuador 6.224% due 09/24/19 § ~	1,239,471	1,022,564

Georgia - 0.2%

Georgian Railway JSC 7.750% due 07/11/22 ~	200,000	203,448

Guatemala - 0.5%

Cementos Progreso Trust 7.125% due 11/06/23 ~	310,000	309,225
Comcel Trust 6.875% due 02/06/24 ~	245,000	189,875

		499,100

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Hong Kong - 0.5%

CFG Investment SAC 9.750% due 07/30/19 ~	$200,000	$96,000
Industrial & Commercial Bank of China Asia Ltd 5.125% due 11/30/20 ~	100,000	107,607
MIE Holdings Corp 7.500% due 04/25/19 ~	600,000	258,132
Noble Group Ltd 6.750% due 01/29/20 ~	100,000	69,000

		530,739

India - 0.2%

Export-Import Bank of India 4.000% due 08/07/17 ~	200,000	205,280

Indonesia - 0.9%

Golden Legacy PTE Ltd 9.000% due 04/24/19 ~	200,000	195,500
Indo Energy Finance II BV 6.375% due 01/24/23 ~	435,000	181,069
Majapahit Holding BV
7.750% due 01/20/20 ~	100,000	112,125
8.000% due 08/07/19 ~	100,000	112,250
P.T. Pertamina Persero 6.000% due 05/03/42 ~	200,000	164,569
P.T. Perusahaan Listrik Negara 5.500% due 11/22/21 ~	200,000	204,250

		969,763

Jamaica - 1.6%

Digicel Group Ltd
7.125% due 04/01/22 ~	285,000	215,175
8.250% due 09/30/20 ~	1,300,000	1,079,000
Digicel Ltd 6.000% due 04/15/21 ~	395,000	334,763

		1,628,938

Kazakhstan - 4.0%

Development Bank of Kazakhstan JSC 4.125% due 12/10/22 ~	220,000	194,551
Halyk Savings Bank of Kazakhstan JSC 7.250% due 01/28/21 ~	200,000	206,000
Kazakhstan Temir Zholy Finance BV 6.950% due 07/10/42 ~	300,000	264,387
Kazkommertsbank JSC
5.500% due 12/21/22 ~	482,474	358,582
6.875% due 02/13/17	EUR 400,000	417,314
7.500% due 11/29/16 ~	$500,000	496,250
8.500% due 05/11/18 ~	490,000	470,126
KazMunayGas National Co JSC
5.750% due 04/30/43 ~	203,000	173,971
6.375% due 04/09/21 ~	200,000	206,645
7.000% due 05/05/20 ~	210,000	222,952
9.125% due 07/02/18 ~	230,000	253,796
Zhaikmunai LLP
6.375% due 02/14/19 ~	400,000	314,980
7.125% due 11/13/19 ~	635,000	496,888

		4,076,442

Luxembourg - 0.4%

Millicom International Cellular SA
6.000% due 03/15/25 ~	200,000	171,000
6.625% due 10/15/21 ~	275,000	255,406

		426,406

	Principal Amount	Value
Malaysia - 0.5%

Axiata SPV1 Labuan Ltd 5.375% due 04/28/20 ~	$100,000	$109,124
Petronas Capital Ltd 5.250% due 08/12/19 ~	100,000	107,929
Wakala Global Sukuk Bhd 4.646% due 07/06/21 ~	250,000	269,725

		486,778

Mexico - 2.2%

CEMEX Espana SA 9.875% due 04/30/19 ~	250,000	265,625
Cemex Finance LLC 9.375% due 10/12/22 ~	490,000	518,175
Cemex SAB de CV
6.500% due 12/10/19 ~	325,000	314,438
7.250% due 01/15/21 ~	200,000	193,000
Comision Federal de Electricidad
4.875% due 01/15/24 ~	200,000	198,000
5.750% due 02/14/42 ~	200,000	181,000
Petroleos Mexicanos
5.500% due 06/27/44	151,000	114,358
5.625% due 01/23/46 ~	275,000	211,461
6.000% due 03/05/20	85,000	88,528
6.500% due 06/02/41	160,000	139,120
7.190% due 09/12/24 ~	MXN 1,750,000	94,257

		2,317,962

Nigeria - 1.2%

Access Bank PLC 9.250% due 06/24/21 § ~	$200,000	173,250
Access Finance BV 7.250% due 07/25/17 ~	200,000	196,346
First Bank of Nigeria Ltd 8.250% due 08/07/20 § ~	280,000	237,660
GTB Finance BV 6.000% due 11/08/18 ~	200,000	185,482
Sea Trucks Group Ltd 9.000% due 03/26/18 ~	575,250	358,582
Seven Energy Ltd 10.250% due 10/11/21 ~	200,000	103,980

		1,255,300

Peru - 0.5%

Cementos Pacasmayo SAA 4.500% due 02/08/23 ~	250,000	234,375
InRetail Shopping Malls 6.500% due 07/09/21 ~	230,000	233,450

		467,825

Philippines - 0.5%

Development Bank of the Philippines 5.500% due 03/25/21 ~	200,000	221,918
Power Sector Assets & Liabilities Management Corp 7.390% due 12/02/24 ~	230,000	297,574

		519,492

Russia - 4.9%

Brunswick Rail Finance Ltd 6.500% due 11/01/17 ~	200,000	91,000
Credit Bank of Moscow 7.700% due 02/01/18 ~	200,000	203,256
8.700% due 11/13/18 ~	205,000	194,750
Gazprom Neft OAO 4.375% due 09/19/22 ~	400,000	355,260
Gazprom OAO
8.625% due 04/28/34 ~	95,000	106,923
9.250% due 04/23/19 ~	60,000	67,175

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
MMC Norilsk Nickel OJSC 6.625% due 10/14/22 ~	$400,000	$408,256
Mobile Telesystems OJSC 8.625% due 06/22/20 ~	230,000	254,804
Polyus Gold International Ltd 5.625% due 04/29/20 ~	200,000	192,500
Sberbank of Russia
5.250% due 05/23/23 ~	330,000	283,529
5.500% due 02/26/24 § ~	200,000	176,500
Sibur Securities Ltd 3.914% due 01/31/18 ~	210,000	204,496
Sistema JSFC 6.950% due 05/17/19 ~	405,000	410,873
TMK OAO 6.750% due 04/03/20 ~	485,000	458,931
Vimpel Communications 7.748% due 02/02/21 ~	200,000	205,143
VimpelCom Holdings BV
5.200% due 02/13/19 ~	260,000	255,840
7.504% due 03/01/22 ~	350,000	351,750
Vnesheconombank
5.450% due 11/22/17 ~	100,000	100,213
5.942% due 11/21/23 ~	220,000	206,249
6.025% due 07/05/22 ~	200,000	189,878
6.800% due 11/22/25 ~	240,000	234,797
6.902% due 07/09/20 ~	120,000	121,799

		5,073,922

Singapore - 0.2%

Puma International Financing SA 6.750% due 02/01/21 ~	200,000	197,650

South Africa - 0.3%

Eskom Holdings SOC Ltd 7.125% due 02/11/25 ~	200,000	174,000
Transnet SOC Ltd 9.500% due 05/13/21 ~	ZAR 2,200,000	132,682

		306,682

Ukraine - 0.4%

MHP SA 8.250% due 04/02/20 ~	$240,000	208,800
Ukreximbank 9.750% due 01/22/25 ~	240,000	210,000

		418,800

United Arab Emirates - 1.1%

Dubai DOF Sukuk Ltd 6.450% due 05/02/22 ~	50,000	58,370
Dubai Holding Commercial Operations MTN Ltd 6.000% due 02/01/17	GBP 350,000	525,085
Emirates Airline 4.500% due 02/06/25 ~	$90,476	91,585
JAFZ Sukuk Ltd 7.000% due 06/19/19 ~	200,000	223,840
Topaz Marine SA 8.625% due 11/01/18 ~	200,000	183,940

		1,082,820

United Kingdom - 0.3%

ICBC Standard Bank PLC 8.125% due 12/02/19 ~	100,000	108,875
Sable International Finance Ltd 6.875% due 08/01/22 ~	200,000	194,000

		302,875

	Principal Amount	Value
Venezuela - 3.4%

Petroleos de Venezuela SA
5.125% due 10/28/16	$941,034	$646,867
5.250% due 04/12/17 ~	1,324,000	668,488
5.375% due 04/12/27 ~	146,000	53,290
8.500% due 11/02/17 ~	3,340,220	1,787,018
9.000% due 11/17/21 ~	324,354	131,120
9.750% due 05/17/35 ~	415,278	173,898
12.750% due 02/17/22 ~	135,000	61,425

		3,522,106

Total Corporate Bonds & Notes (Cost $40,525,441)		35,535,925

CONVERTIBLE CORPORATE BONDS & NOTES - 0.0%

Czech Republic - 0.0%

New World Resources NV 4.000% PIK due 10/07/20 ~	EUR 121,873	13,907

Total Convertible Corporate Bonds & Notes (Cost $75,482)		13,907

SENIOR LOAN NOTES - 1.0%

United Arab Emirates - 1.0%

Dubai Drydocks World LLC 4.359% due 10/18/17 §	$137,324	110,889
Term A
0.100% due 10/18/27 §	287,369	56,037
Dubai World Facility B1 2.000% PIK due 09/30/18 §	1,089,430	865,007

		1,031,933

Total Senior Loan Notes (Cost $1,109,154)		1,031,933

FOREIGN GOVERNMENT BONDS & NOTES - 55.9%

Angola - 0.2%

Angolan Government 9.500% due 11/12/25 ~	200,000	186,500

Argentina - 0.5%

Argentine Republic Government
2.500% due 12/31/38 * Ω	652,217	409,592
8.280% due 12/31/33 * Ω	53,277	61,535
8.280% due 12/31/33 Ω	64,293	72,491
8.750% due 06/02/17 * Ω	18,777	21,547

		565,165

Azerbaijan - 0.2%

Republic of Azerbaijan 4.750% due 03/18/24 ~	200,000	187,424

Belarus - 1.0%

Republic of Belarus 8.950% due 01/26/18 ~	990,000	1,019,482

Bolivia - 0.3%

Bolivian Government
4.875% due 10/29/22 ~	100,000	102,250
5.950% due 08/22/23 ~	200,000	214,500

		316,750

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Brazil - 6.8%

Banco Nacional de Desenvolvimento Economico e Social 6.500% due 06/10/19 ~	$170,000	$167,025
Brazil Letras do Tesouro Nacional
15.289% due 01/01/17	BRL 4,948,000	1,080,628
15.741% due 01/01/18	8,940,000	1,669,320
15.841% due 01/01/19	7,797,000	1,245,817
15.883% due 07/01/18	6,639,000	1,146,139
Brazil Notas do Tesouro Nacional ‘F’ 10.000% due 01/01/21	3,190,000	643,860
Brazilian Government
2.625% due 01/05/23	$200,000	152,500
4.250% due 01/07/25	175,000	141,094
4.875% due 01/22/21	100,000	92,750
5.000% due 01/27/45	341,000	229,323
5.625% due 01/07/41	119,000	86,870
5.875% due 01/15/19	90,000	92,025
7.125% due 01/20/37	157,000	136,198
8.250% due 01/20/34	121,000	116,765
8.875% due 04/15/24	60,000	65,550

		7,065,864

Chile - 0.2%

Chile Government
3.250% due 09/14/21	100,000	103,800
6.000% due 01/01/20 ~	CLP 60,000,000	89,845

		193,645

Colombia - 4.2%

Colombia Government
4.000% due 02/26/24	$200,000	191,000
5.000% due 06/15/45	262,000	220,080
5.625% due 02/26/44	250,000	229,375
6.125% due 01/18/41	530,000	514,100
7.375% due 09/18/37	220,000	243,650
8.125% due 05/21/24	230,000	276,345
11.750% due 02/25/20	257,000	334,100
Colombian TES
6.000% due 04/28/28	COP 1,625,300,000	403,248
7.000% due 09/11/19	612,500,000	190,491
7.250% due 06/15/16	3,256,000,000	1,032,993
7.500% due 08/26/26	564,900,000	164,720
10.000% due 07/24/24	1,503,100,000	523,388

		4,323,490

Costa Rica - 0.3%

Costa Rica Government
4.250% due 01/26/23 ~	$200,000	176,000
4.375% due 04/30/25 ~	90,000	76,050
5.625% due 04/30/43 ~	90,000	65,025

		317,075

Croatia - 1.2%

Croatia Government
6.000% due 01/26/24 ~	310,000	323,699
6.250% due 04/27/17 ~	200,000	207,468
6.375% due 03/24/21 ~	240,000	255,316
6.625% due 07/14/20 ~	260,000	279,094
6.750% due 11/05/19 ~	200,000	214,730

		1,280,307

Dominican Republic - 1.3%

Dominican Republic
5.500% due 01/27/25 ~	210,000	203,175
5.875% due 04/18/24 ~	360,000	360,000
6.600% due 01/28/24 ~	200,000	209,000
6.850% due 01/27/45 ~	210,000	198,975

	Principal Amount	Value
7.450% due 04/30/44 ~	$130,000	$131,625
7.500% due 05/06/21 ~	270,000	290,250

		1,393,025

Ecuador - 1.0%

Ecuador Government
7.950% due 06/20/24 ~	600,000	445,500
10.500% due 03/24/20 ~	666,000	539,460

		984,960

Egypt - 0.2%

Egypt Government
5.750% due 04/29/20 ~	100,000	97,275
6.875% due 04/30/40 ~	100,000	81,631

		178,906

El Salvador - 0.5%

El Salvador Government
5.875% due 01/30/25 ~	135,000	113,400
6.375% due 01/18/27 ~	60,000	51,000
7.375% due 12/01/19 ~	100,000	100,400
7.650% due 06/15/35 ~	165,000	141,488
8.250% due 04/10/32 ~	105,000	98,438

		504,726

Ethiopia - 0.3%

Ethiopia Government 6.625% due 12/11/24 ~	310,000	276,024

Gabon - 0.6%

Gabon Government 6.375% due 12/12/24 ~	800,000	638,432

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	207,895

Guatemala - 0.2%

Guatemala Government 4.875% due 02/13/28 ~	200,000	192,500

Hungary - 2.8%

Hungary Government
4.125% due 02/19/18	324,000	338,028
5.375% due 02/21/23	480,000	524,501
5.375% due 03/25/24	254,000	278,765
5.500% due 06/24/25	HUF 73,580,000	297,448
5.750% due 11/22/23	$460,000	515,814
6.250% due 01/29/20	306,000	342,822
7.625% due 03/29/41	416,000	564,458

		2,861,836

Indonesia - 1.9%

Indonesia Government
4.875% due 05/05/21 ~	200,000	207,914
5.875% due 03/13/20 ~	100,000	108,644
5.950% due 01/08/46 ~	200,000	197,915
6.875% due 01/17/18 ~	215,000	233,617
7.750% due 01/17/38 ~	100,000	117,484
11.625% due 03/04/19 ~	220,000	276,831
Indonesia Treasury
5.625% due 05/15/23	IDR 1,700,000,000	101,649
6.625% due 05/15/33	711,000,000	40,712
7.000% due 05/15/27	536,000,000	33,588
8.250% due 05/15/36	2,206,000,000	150,228
8.375% due 09/15/26	749,000,000	52,930
9.000% due 03/15/29	749,000,000	54,357

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Perusahaan Penerbit SBSN Indonesia III 4.325% due 05/28/25 ~	$200,000	$191,260
6.125% due 03/15/19 ~	200,000	219,000

		1,986,129

Iraq - 0.2%

Iraq International 5.800% due 01/15/28 ~	280,000	189,703

Ivory Coast - 1.8%

Ivory Coast Government
5.375% due 07/23/24 ~	390,000	347,693
5.750% due 12/31/32 § ~	1,747,000	1,562,639

		1,910,332

Jamaica - 0.2%

Jamaica Government 7.875% due 07/28/45	200,000	195,000

Kazakhstan - 1.1%

KazAgro National Management Holding JSC 4.625% due 05/24/23 ~	200,000	172,945
Kazakhstan Government
4.875% due 10/14/44 ~	200,000	167,693
5.125% due 07/21/25 ~	430,000	425,279
6.500% due 07/21/45 ~	430,000	424,462

		1,190,379

Kenya - 0.2%

Kenya Government 6.875% due 06/24/24 ~	200,000	176,000

Lebanon - 1.6%

Lebanon Government
5.150% due 11/12/18 ~	70,000	69,604
5.450% due 11/28/19 ~	130,000	128,320
6.000% due 01/27/23 ~	100,000	97,366
6.100% due 10/04/22 ~	415,000	408,153
6.375% due 03/09/20	219,000	221,713
6.600% due 11/27/26 ~	430,000	423,550
8.250% due 04/12/21 ~	279,000	305,307

		1,654,013

Lithuania - 0.9%

Lithuania Government
6.125% due 03/09/21 ~	310,000	358,050
6.625% due 02/01/22 ~	200,000	239,551
7.375% due 02/11/20 ~	280,000	331,800

		929,401

Malaysia - 0.2%

Malaysia Government
4.254% due 05/31/35	MYR 33,000	7,290
4.498% due 04/15/30	690,000	159,244
4.935% due 09/30/43	235,000	55,814

		222,348

Mexico - 4.2%

Mexican Bonos
7.500% due 06/03/27	MXN 15,820,000	998,718
8.000% due 12/07/23	9,300,000	605,050
10.000% due 12/05/24	16,230,000	1,187,828
Mexico Government
4.000% due 03/15/15	EUR 419,000	381,437
4.600% due 01/23/46	$533,000	473,704
4.750% due 03/08/44	218,000	199,143

	Principal Amount	Value
5.550% due 01/21/45	$255,000	$262,331
5.750% due 10/12/10	160,000	150,000
6.050% due 01/11/40	92,000	101,085

		4,359,296

Morocco - 0.5%

Morocco Government
4.250% due 12/11/22 ~	300,000	297,825
5.500% due 12/11/42 ~	200,000	193,248

		491,073

Namibia - 0.2%

Namibia International 5.250% due 10/29/25 ~	200,000	186,734

Pakistan - 1.3%

Pakistan Government
6.750% due 12/03/19 ~	350,000	355,866
6.875% due 06/01/17 ~	150,000	153,376
7.250% due 04/15/19 ~	380,000	388,925
8.250% due 04/15/24 ~	200,000	206,580
8.250% due 09/30/25 ~	200,000	204,232

		1,308,979

Panama - 0.8%

Panama Government
4.000% due 09/22/24	200,000	201,000
4.300% due 04/29/53	240,000	205,500
6.700% due 01/26/36	160,000	190,800
8.875% due 09/30/27	90,000	124,875
9.375% due 04/01/29	80,000	115,600

		837,775

Paraguay - 0.2%

Republic of Paraguay 4.625% due 01/25/23 ~	200,000	195,000

Peru - 1.5%

Peruvian Government
5.625% due 11/18/50	269,000	275,053
5.700% due 08/12/24 ~	PEN 592,000	157,667
6.950% due 08/12/31 ~	53,000	14,486
7.350% due 07/21/25	$408,000	512,550
8.200% due 08/12/26 ~	PEN 273,000	84,527
8.750% due 11/21/33	$347,000	490,138

		1,534,421

Philippines - 1.9%

Philippine Government
3.900% due 11/26/22	PHP 10,000,000	204,892
4.000% due 01/15/21	$380,000	412,154
4.950% due 01/15/21	PHP 5,000,000	108,224
6.375% due 10/23/34	$127,000	165,897
7.750% due 01/14/31	290,000	408,529
9.500% due 02/02/30	292,000	460,982
10.625% due 03/16/25	120,000	189,201

		1,949,879

Poland - 1.1%

Poland Government
3.000% due 03/17/23	58,000	57,529
3.250% due 07/25/25	PLN 2,399,000	629,470
4.000% due 10/25/23	1,023,000	282,869
5.000% due 03/23/22	$124,000	137,718

		1,107,586

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Romania - 1.3%

Romanian Government
4.375% due 08/22/23 ~	$554,000	$577,877
6.125% due 01/22/44 ~	38,000	44,555
6.750% due 02/07/22 ~	592,000	696,743

		1,319,175

Russia - 0.0%

Russian Foreign 7.500% due 03/31/30 ~	3,660	4,394

Senegal - 0.2%

Senegal Government 8.750% due 05/13/21 ~	200,000	210,500

Serbia - 0.4%

Serbia Government
4.875% due 02/25/20 ~	200,000	205,442
5.875% due 12/03/18 ~	200,000	210,950

		416,392

South Africa - 3.3%

South Africa Government
5.500% due 03/09/20	290,000	298,388
5.875% due 05/30/22	300,000	314,006
6.250% due 03/31/36	ZAR 1,600,000	69,291
6.875% due 05/27/19	$346,000	371,452
7.000% due 02/28/31	ZAR 7,240,000	357,679
7.750% due 02/28/23	7,130,000	419,213
8.000% due 01/31/30	3,460,000	189,961
8.250% due 03/31/32	4,910,000	270,902
8.500% due 01/31/37	4,030,000	221,751
8.750% due 01/31/44	2,850,000	158,178
8.750% due 02/28/48	10,380,000	573,320
10.500% due 12/21/26	2,940,000	201,171

		3,445,312

Thailand - 0.4%

Thailand Government
1.250% due 03/12/28 ^ ~	THB 3,763,321	92,076
3.400% due 06/17/36	5,350,000	154,187
4.675% due 06/29/44	4,746,000	157,969

		404,232

Turkey - 2.6%

Turkey Government
3.000% due 02/23/22 ^	TRY 948,834	332,014
3.250% due 03/23/23	$200,000	183,731
5.625% due 03/30/21	100,000	106,000
5.750% due 03/22/24	200,000	211,854
6.750% due 04/03/18	360,000	388,080
6.750% due 05/30/40	110,000	122,599
6.875% due 03/17/36	155,000	173,924
7.000% due 03/11/19	100,000	109,668
7.000% due 06/05/20	60,000	66,935
7.375% due 02/05/25	190,000	222,433
7.500% due 07/14/17	220,000	235,840
7.500% due 11/07/19	100,000	112,392
8.000% due 03/12/25	TRY 810,000	238,717
10.400% due 03/20/24	440,000	148,834

		2,653,021

Ukraine - 1.1%

Ukraine Government
3.360% due 05/31/40 § ~	$208,000	83,980
7.750% due 09/01/20 ~	803,000	742,775
7.750% due 09/01/21 ~	114,000	104,146

	Principal Amount	Value
7.750% due 09/01/22 ~	$114,000	$103,829
7.750% due 09/01/23 ~	114,000	102,053

		1,136,783

Uruguay - 1.2%

Uruguay Government
3.700% due 06/26/37 ^	UYU 3,811,797	100,987
4.125% due 11/20/45	$128,548	100,267
4.250% due 04/05/27 ^	UYU 4,745,712	144,521
4.500% due 08/14/24	$279,235	284,122
5.100% due 06/18/50	145,000	125,425
7.625% due 03/21/36	152,000	188,480
7.875% PIK due 01/15/33	218,000	272,500

		1,216,302

Venezuela - 2.4%

Venezuela Government
5.750% due 02/26/16 ~	258,000	232,200
6.000% due 12/09/20 ~	162,000	61,155
7.650% due 04/21/25 ~	135,000	50,625
7.750% due 10/13/19 ~	240,000	96,600
8.250% due 10/13/24 ~	612,000	235,620
9.000% due 05/07/23 ~	235,000	94,588
9.250% due 09/15/27	248,000	102,920
9.250% due 05/07/28 ~	259,000	102,305
11.750% due 10/21/26 ~	1,516,700	682,515
11.950% due 08/05/31 ~	1,702,100	761,684
12.750% due 08/23/22 ~	242,000	109,505

		2,529,717

Vietnam - 0.6%

Vietnam Government
4.800% due 11/19/24 ~	307,000	296,755
6.750% due 01/29/20 ~	280,000	308,263

		605,018

Zambia - 0.6%

Zambia Government
8.500% due 04/14/24 ~	200,000	159,580
8.970% due 07/30/27 ~	560,000	445,872

		605,452

Total Foreign Government Bonds & Notes (Cost $64,017,872)		57,664,352

	Shares
SHORT-TERM INVESTMENT - 5.3%

Money Market Fund - 5.3%

BlackRock Liquidity Funds T-Fund Portfolio	5,434,105	5,434,105

Total Short-Term Investment (Cost $5,434,105)		5,434,105

TOTAL INVESTMENTS - 96.7% (Cost $111,162,054)		99,680,222

OTHER ASSETS & LIABILITIES, NET - 3.3%		3,430,108

NET ASSETS - 100.0%		$103,110,330

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $565,165 or 0.5% of the fund’s net assets were in default as of December 31, 2015.

(b)	As of December 31, 2015, the amount of $248,310 in cash was segregated with the broker(s)/custodian as collateral for forward foreign currency contracts and swap agreements.

(c)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
ARS	4,154,084	USD	270,000	02/16	BNP	$39,858
BRL	4,357,776	USD	1,148,445	02/16	CSF	(60,467)
BRL	4,357,776	USD	1,150,234	02/16	UBS	(60,468)
CLP	303,895,875	USD	439,219	01/16	DUB	(11,794)
CNH	519,920	USD	80,000	02/16	BNP	(1,578)
CNH	9,316,916	USD	1,433,482	02/16	HSB	(28,173)
CNH	519,920	USD	78,919	09/16	BNP	(1,841)
CNH	686,268	USD	105,280	09/16	HSB	(1,003)
CNH	12,427,231	USD	1,950,616	03/17	HSB	(126,327)
COP	558,855,526	USD	183,262	01/16	CIT	(7,734)
COP	60,348,162	USD	21,075	01/16	HSB	(2,121)
COP	291,318,930	USD	101,682	01/16	SCB	(10,183)
CZK	6,265,000	USD	250,000	01/16	JPM	2,128
CZK	15,369,883	USD	629,088	01/16	MSC	(10,544)
EUR	669,569	USD	716,792	01/16	MER	11,384
HUF	298,733,051	USD	1,056,789	01/16	HSB	(28,039)
HUF	100,217,290	USD	347,518	01/16	ING	(2,399)
HUF	26,579,868	USD	92,189	01/16	JPM	(655)
HUF	74,341,475	USD	257,349	01/16	MER	(1,339)
IDR	1,872,221,465	USD	132,219	01/16	CIT	2,636
IDR	7,305,283,120	USD	524,000	01/16	HSB	2,195
IDR	1,555,400,000	USD	110,000	02/16	ANZ	1,140
IDR	11,549,890,300	USD	810,519	02/16	CIT	14,768
IDR	8,504,614,810	USD	609,737	02/16	HSB	(2,048)
ILS	1,064,649	USD	274,359	01/16	BNP	(619)
ILS	425,330	USD	110,000	01/16	MER	(640)
INR	8,144,466	USD	120,730	01/16	BRC	1,799
INR	36,367,850	USD	545,000	01/16	DUB	2,135
INR	143,897,784	USD	2,138,313	02/16	JPM	15,321
KRW	3,095,990,793	USD	2,633,832	02/16	JPM	2,736
MXN	17,058,314	USD	983,311	01/16	BNP	4,399
MXN	23,125,105	USD	1,371,401	01/16	DUB	(32,411)
MXN	12,173,372	USD	731,929	01/16	HSB	(27,067)
MXN	4,066,511	USD	235,000	01/16	HSB	459
MXN	23,125,105	USD	1,370,539	01/16	UBS	(31,549)
MYR	3,739,000	USD	870,750	01/16	BRC	(1,745)
MYR	2,759,789	USD	640,000	01/16	JPM	1,420
MYR	2,294,652	USD	533,888	01/16	UBS	(573)
MYR	2,220,000	USD	503,230	02/16	ANZ	11,582
MYR	2,719,797	USD	646,570	03/16	HSB	(17,177)
PEN	544,400	USD	160,000	01/16	BNP	(1,345)
PEN	897,445	USD	270,030	01/16	SCB	(8,486)
PHP	5,603,166	USD	120,836	01/16	HSB	(1,959)
PLN	40,920	USD	10,277	01/16	GSC	84
PLN	3,399,204	USD	877,389	01/16	ING	(11,422)
PLN	1,087,864	USD	280,710	01/16	MSC	(3,570)
PLN	1,582,950	USD	397,948	01/16	MSC	5,318
PLN	1,503,508	USD	380,000	01/16	UBS	3,091
PLN	1,699,602	USD	423,063	02/16	HSB	9,695
PLN	1,699,602	USD	420,881	02/16	MER	11,877
RON	2,340,956	USD	581,171	01/16	CIT	(18,146)
RON	1,170,478	USD	279,584	02/16	DUB	1,627
RON	1,170,478	USD	280,186	02/16	MER	1,628
RUB	41,869,458	USD	610,502	01/16	CSF	(28,169)
RUB	14,777,262	USD	206,878	01/16	GSC	(19,321)
RUB	101,822,119	USD	1,573,439	01/16	HSB	(189,567)
RUB	23,884,250	USD	325,000	01/16	MER	(387)
RUB	62,148,011	USD	918,096	02/16	BRC	(80,324)
SGD	3,020,787	USD	2,115,249	02/16	GSC	10,973
THB	12,972,350	USD	361,952	01/16	CIT	(1,735)
THB	19,750,500	USD	550,000	01/16	UBS	(1,567)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
THB	35,746,488	USD	998,226	02/16	JPM	($6,426)
THB	44,225,400	USD	1,218,163	02/16	MER	8,889
TRY	500,746	USD	170,000	01/16	CIT	273
TRY	1,033,186	USD	344,459	01/16	DUB	6,865
TRY	1,508,364	USD	520,000	01/16	GSC	(7,097)
TRY	1,004,190	USD	340,000	01/16	JPM	1,464
TRY	4,978,337	USD	1,678,157	02/16	JPM	(85)
TWD	5,915,700	USD	180,000	01/16	BRC	124
TWD	44,327,445	USD	1,366,655	01/16	MER	(16,950)
USD	285,919	ARS	4,154,084	02/16	BNP	(23,939)
USD	2,495,000	BRL	9,752,057	02/16	DUB	58,265
USD	250,000	BRL	988,750	02/16	HSB	2,942
USD	549,280	BRL	2,079,740	02/16	JPM	29,618
USD	90,000	CLP	64,350,000	01/16	HSB	(507)
USD	25,000	CLP	17,911,250	01/16	MER	(192)
USD	79,957	CNH	519,920	02/16	BNP	1,535
USD	1,400,000	CNH	9,316,916	02/16	HSB	(5,309)
USD	1,414,483	CNH	9,316,916	09/16	HSB	33,067
USD	860,000	CNH	5,648,050	10/16	BNP	23,710
USD	1,963,192	CNH	12,427,231	03/17	HSB	138,903
USD	234,757	COP	772,489,271	01/16	HSB	(7,870)
USD	410,477	COP	1,364,535,382	01/16	JPM	(18,103)
USD	176,259	COP	519,170,219	01/16	JPM	13,195
USD	80,000	CZK	1,954,097	01/16	MER	1,359
USD	471,280	EUR	432,478	01/16	BNP	1,028
USD	1,106,039	EUR	1,013,399	01/16	HSB	4,020
USD	388,968	GBP	257,560	01/16	HSB	9,247
USD	130,000	HUF	37,378,354	01/16	MER	1,280
USD	26,400	IDR	378,576,000	01/16	DUB	(869)
USD	38,000	IDR	537,510,000	01/16	HSB	(717)
USD	230,600	IDR	3,256,355,000	01/16	JPM	(3,953)
USD	177,100	IDR	2,494,114,000	01/16	UBS	(2,549)
USD	25,000	ILS	96,340	01/16	MER	229
USD	631,600	INR	42,572,114	01/16	HSB	(8,875)
USD	145,000	INR	9,833,900	02/16	HSB	(2,178)
USD	180,000	KRW	213,300,000	02/16	HSB	(1,648)
USD	1,067,905	MXN	17,731,282	01/16	GSC	41,229
USD	240,000	MXN	4,181,160	01/16	HSB	(2,097)
USD	1,851,349	MXN	30,725,712	01/16	HSB	72,269
USD	33,700	MYR	146,258	01/16	BNP	(293)
USD	80,000	MYR	341,040	01/16	JPM	737
USD	45,000	PEN	153,000	01/16	MER	411
USD	25,000	PHP	1,193,500	01/16	BNP	(321)
USD	315,000	PLN	1,238,079	01/16	BNP	(408)
USD	35,000	RON	143,164	01/16	MER	568
USD	295,395	RUB	20,841,077	01/16	CIT	12,142
USD	295,395	RUB	20,925,782	01/16	CSF	10,991
USD	215,000	RUB	15,372,500	01/16	HSB	6,071
USD	78,300	RUB	5,261,760	01/16	MER	6,787
USD	155,000	SGD	218,961	02/16	BNP	882
USD	165,000	THB	5,973,000	01/16	BNP	(859)
USD	72,895	TRY	210,405	01/16	CIT	1,349
USD	355,000	TRY	1,061,068	01/16	MER	(5,805)
USD	100,000	TWD	3,286,500	01/16	BNP	(69)
USD	10,000	ZAR	148,157	01/16	BRC	470
USD	480,740	ZAR	7,216,314	01/16	CIT	16,569
USD	217,655	ZAR	3,155,214	01/16	DUB	14,704
USD	323,948	ZAR	4,658,120	01/16	JPM	24,327
USD	294,936	ZAR	4,341,379	01/16	MER	15,688
USD	228,417	ZAR	3,270,710	02/16	BNP	19,310
USD	227,257	ZAR	3,270,710	02/16	MER	18,150
USD	461,300	ZAR	7,056,468	03/16	MER	12,650
ZAR	422,896	USD	27,661	01/16	BNP	(459)
ZAR	9,070,520	USD	630,000	01/16	GSC	(46,419)
ZAR	6,365,388	USD	423,003	01/16	HSB	(13,566)
ZAR	403,800	USD	27,885	01/16	MER	(2,055)

Total Forward Foreign Currency Contracts						($244,540)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2015 were as follows:

Cross Currency Swaps - Receive Floating Rate

Notional Amount On Fixed Rate (Currency Received)	Notional Amount On Floating Rate (Currency Delivered)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
EUR 80,000	$87,280	3-Month USD-LIBOR	HSB	1.078%	06/05/45	$5,507	$—	$5,507

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Brazil CETIP Interbank	BNP	15.264%	01/02/17	BRL 19,483,971	($14,256)	$—	($14,256)
Brazil CETIP Interbank	BNP	15.874%	01/02/17	1,552,510	40	—	40

					($14,216)	$—	($14,216)

Total Return Swaps

Receive Total Return	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Indonesia Treasury 12.800% due 06/15/21	SCB	06/15/21	IDR 1,056,000,000	$89,219	$111,267	($22,048)
Indonesia Treasury 8.375% due 03/15/24	ANZ	03/15/24	554,000,000	39,225	48,181	(8,956)
Indonesia Treasury 8.375% due 03/15/24	SCB	03/15/24	989,000,000	70,024	86,013	(15,989)
Indonesia Treasury 11.000% due 09/15/25	SCB	09/15/25	800,000,000	65,621	94,590	(28,969)
Indonesia Treasury 8.375% due 09/15/26	SCB	09/15/26	814,000,000	57,523	57,136	387
Indonesia Treasury 7.000% due 05/15/27	SCB	05/15/27	100,000,000	6,266	9,055	(2,789)
Indonesia Treasury 9.000% due 03/15/29	ANZ	03/15/29	2,800,000,000	203,205	248,542	(45,337)
Indonesia Treasury 10.500% due 08/15/30	SCB	08/15/30	1,500,000,000	121,852	176,986	(55,134)
Indonesia Treasury 6.625% due 05/15/33	SCB	05/15/33	270,000,000	15,460	22,939	(7,479)
Indonesia Treasury 8.375% due 03/15/34	ANZ	03/15/34	2,600,000,000	177,413	215,368	(37,955)
Indonesia Treasury 8.375% due 03/15/34	HSB	03/15/34	584,000,000	39,850	49,792	(9,942)
Indonesia Treasury 8.375% due 03/15/34	SCB	03/15/34	42,000,000	2,866	3,342	(476)
Indonesia Treasury 8.250% due 05/15/36	SCB	05/15/36	1,537,000,000	104,669	114,364	(9,695)

				$993,193	$1,237,575	($244,382)

Total Swap Agreements				$984,484	$1,237,575	($253,091)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS DEBT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$35,535,925	$—	$35,535,925	$—
	Convertible Corporate Bonds & Notes	13,907	—	13,907	—
	Senior Loan Notes	1,031,933	—	1,031,933	—
	Foreign Government Bonds & Notes	57,664,352	—	57,664,352	—
	Short-Term Investment	5,434,105	5,434,105	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	769,570	—	769,570	—
	Swaps	5,507	—	5,507	—

	Total Foreign Currency Contracts	775,077	—	775,077	—

	Interest Rate Contracts
	Swaps	993,233	—	993,233	—

	Total Assets-Derivatives	1,768,310	—	1,768,310	—

	Total Assets	101,448,532	5,434,105	96,014,427	—

Liabilities
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,014,110)	—	(1,014,110)	—
	Interest Rate Contracts
	Swaps	(14,256)	—	(14,256)	—

	Total Liabilities-Derivatives	(1,028,366)	—	(1,028,366)	—

	Total Liabilities	(1,028,366)	—	(1,028,366)	—

	Total	$100,420,166	$5,434,105	$94,986,061	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.0%

Consumer Discretionary - 14.3%

Carnival Corp	116,789	$6,362,665
CBS Corp ‘B’	19,488	918,469
Comcast Corp ‘A’	59,408	3,352,393
General Motors Co	120,177	4,087,220
Johnson Controls Inc	90,768	3,584,428
Kohl’s Corp	54,991	2,619,221
Mattel Inc	28,364	770,650
Target Corp	32,830	2,383,786
Time Warner Cable Inc	11,840	2,197,386
Time Warner Inc	13,565	877,249
Twenty-First Century Fox Inc ‘B’	85,936	2,340,037
Viacom Inc ‘B’	57,306	2,358,715

		31,852,219

Consumer Staples - 4.6%

ConAgra Foods Inc	39,045	1,646,137
CVS Health Corp	10,315	1,008,498
Mondelez International Inc ‘A’	22,326	1,001,098
The Coca-Cola Co	82,825	3,558,162
Unilever NV ‘NY’ (United Kingdom)	23,524	1,019,060
Wal-Mart Stores Inc	32,613	1,999,177

		10,232,132

Energy - 12.6%

BP PLC ADR (United Kingdom)	107,227	3,351,916
Chevron Corp	35,918	3,231,183
Devon Energy Corp	54,459	1,742,688
Halliburton Co	52,076	1,772,667
Hess Corp	39,423	1,911,227
Murphy Oil Corp	11,859	266,235
Noble Corp PLC	91,680	967,224
Occidental Petroleum Corp	28,283	1,912,214
QEP Resources Inc	97,964	1,312,718
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	82,398	3,773,004
Suncor Energy Inc (Canada)	172,655	4,454,499
Weatherford International PLC *	387,036	3,247,232

		27,942,807

Financials - 27.9%

Aflac Inc	43,524	2,607,088
Ally Financial Inc *	113,470	2,115,081
Bank of America Corp	387,016	6,513,479
Citigroup Inc	207,752	10,751,166
Citizens Financial Group Inc	66,090	1,730,897
Fifth Third Bancorp	157,991	3,175,619
JPMorgan Chase & Co	128,013	8,452,698
MetLife Inc	63,891	3,080,185
Morgan Stanley	106,722	3,394,827
State Street Corp	51,841	3,440,169
The Allstate Corp	44,922	2,789,207
The Bank of New York Mellon Corp	60,785	2,505,558
The Goldman Sachs Group Inc	12,152	2,190,155
The PNC Financial Services Group Inc	40,466	3,856,814
US Bancorp	20,982	895,302
Wells Fargo & Co	82,027	4,458,988

		61,957,233

Health Care - 10.8%

AbbVie Inc	31,727	1,879,507
Anthem Inc	14,677	2,046,561
Express Scripts Holding Co *	22,346	1,953,264
GlaxoSmithKline PLC ADR (United Kingdom)	20,359	821,486
Medtronic PLC	21,585	1,660,318
Merck & Co Inc	80,071	4,229,350
Novartis AG (Switzerland)	34,042	2,909,794
Pfizer Inc	115,605	3,731,729

	Shares	Value
Roche Holding AG ADR (Switzerland)	56,550	$1,949,279
Sanofi ADR (France)	63,938	2,726,956

		23,908,244

Industrials - 6.8%

Caterpillar Inc	45,158	3,068,938
Emerson Electric Co	66,057	3,159,506
General Electric Co	165,829	5,165,573
Ingersoll-Rand PLC	22,301	1,233,022
Textron Inc	60,479	2,540,723

		15,167,762

Information Technology - 12.6%

Cisco Systems Inc	188,815	5,127,271
Citrix Systems Inc *	21,328	1,613,463
Corning Inc	75,298	1,376,447
eBay Inc *	103,612	2,847,258
Hewlett Packard Enterprise Co	28,346	430,859
HP Inc	92,956	1,100,599
Intel Corp	62,658	2,158,568
Microsoft Corp	67,024	3,718,492
NetApp Inc	118,368	3,140,303
PayPal Holdings Inc *	56,434	2,042,911
Symantec Corp	151,589	3,183,369
Yahoo! Inc *	35,767	1,189,610

		27,929,150

Materials - 1.7%

Alcoa Inc	182,696	1,803,210
International Paper Co	52,870	1,993,199

		3,796,409

Telecommunication Services - 0.7%

Frontier Communications Corp	353,453	1,650,626

Utilities - 1.0%

FirstEnergy Corp	30,136	956,215
PG&E Corp	26,121	1,389,376

		2,345,591

Total Common Stocks (Cost $154,097,677)		206,782,173

SHORT-TERM INVESTMENT - 6.8%

Money Market Fund - 6.8%

BlackRock Liquidity Funds T-Fund Portfolio	15,095,694	15,095,694

Total Short-Term Investment (Cost $15,095,694)		15,095,694

TOTAL INVESTMENTS - 99.8% (Cost $169,193,371)		221,877,867

OTHER ASSETS & LIABILITIES, NET - 0.2%		410,441

NET ASSETS - 100.0%		$222,288,308

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF COMSTOCK FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	944,626	CAD	1,297,727	01/16	CIB	$6,715
USD	937,819	CAD	1,288,460	01/16	DUB	6,606
USD	937,880	CAD	1,288,459	01/16	GSC	6,667
USD	938,088	CAD	1,288,459	01/16	RBC	6,876
USD	992,046	CHF	975,876	01/16	CIB	16,831
USD	991,714	CHF	975,817	01/16	DUB	16,558
USD	992,601	CHF	975,876	01/16	GSC	17,386
USD	992,504	CHF	975,875	01/16	RBC	17,290
USD	1,246,190	EUR	1,131,880	01/16	BRC	15,448
USD	1,245,747	EUR	1,131,880	01/16	CIB	15,006
USD	1,246,053	EUR	1,131,880	01/16	DUB	15,311
USD	1,246,152	EUR	1,132,024	01/16	GSC	15,254
USD	1,245,375	EUR	1,131,880	01/16	RBC	14,633
USD	871,568	GBP	575,977	01/16	CIB	22,405
USD	872,182	GBP	576,164	01/16	DUB	22,743
USD	871,724	GBP	575,977	01/16	GSC	22,560
USD	871,508	GBP	575,977	01/16	RBC	22,344

Total Forward Foreign Currency Contracts						$260,633

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$31,852,219	$31,852,219	$—	$—
	Consumer Staples	10,232,132	10,232,132	—	—
	Energy	27,942,807	27,942,807	—	—
	Financials	61,957,233	61,957,233	—	—
	Health Care	23,908,244	20,998,450	2,909,794	—
	Industrials	15,167,762	15,167,762	—	—
	Information Technology	27,929,150	27,929,150	—	—
	Materials	3,796,409	3,796,409	—	—
	Telecommunication Services	1,650,626	1,650,626	—	—
	Utilities	2,345,591	2,345,591	—	—

		206,782,173	203,872,379	2,909,794	—

	Short-Term Investment	15,095,694	15,095,694	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	260,633	—	260,633	—

	Total	$222,138,500	$218,968,073	$3,170,427	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.0%

Consumer Discretionary - 21.3%

Amazon.com Inc *	7,403	$5,003,614
Aramark	45,249	1,459,280
AutoZone Inc *	2,070	1,535,754
Burlington Stores Inc *	8,057	345,645
Comcast Corp ‘A’	28,352	1,599,903
Dollar General Corp	15,123	1,086,890
Dollar Tree Inc *	21,399	1,652,431
LVMH Moet Hennessy Louis Vuitton SE (France)	1,584	247,623
Marriott International Inc ‘A’	10,902	730,870
Netflix Inc *	15,919	1,820,815
NIKE Inc ‘B’	17,854	1,115,875
Ross Stores Inc	49,732	2,676,079
Starbucks Corp	36,312	2,179,809
The Priceline Group Inc *	1,657	2,112,592
The TJX Cos Inc	28,354	2,010,582
Time Inc l	—	4
Tractor Supply Co	7,094	606,537
Twenty-First Century Fox Inc ‘A’	13,938	378,556
VF Corp	8,266	514,559

		27,077,418

Consumer Staples - 9.2%

Colgate-Palmolive Co	17,639	1,175,110
Constellation Brands Inc ‘A’	12,375	1,762,695
Costco Wholesale Corp	13,163	2,125,824
CVS Health Corp	18,440	1,802,879
Danone SA (France)	9,141	616,905
Mead Johnson Nutrition Co	8,636	681,812
Mondelez International Inc ‘A’	28,526	1,279,106
Pernod Ricard SA (France)	3,019	343,235
The Estee Lauder Cos Inc ‘A’	15,100	1,329,706
Walgreens Boots Alliance Inc	7,131	607,240

		11,724,512

Energy - 0.2%

Anadarko Petroleum Corp	1,818	88,318
Schlumberger Ltd	3,069	214,063

		302,381

Financials - 6.3%

Affiliated Managers Group Inc *	1,155	184,523
American Tower Corp REIT	28,753	2,787,603
BlackRock Inc	2,454	835,636
Intercontinental Exchange Inc	9,412	2,411,919
Moody’s Corp	3,287	329,818
Realogy Holdings Corp *	9,060	332,230
The Charles Schwab Corp	34,232	1,127,260

		8,008,989

Health Care - 17.7%

Abbott Laboratories	27,572	1,238,258
Alexion Pharmaceuticals Inc *	9,368	1,786,946
Allergan PLC *	8,109	2,534,062
Biogen Inc *	2,096	642,110
Bristol-Myers Squibb Co	32,381	2,227,489
Celgene Corp *	16,793	2,011,130
CR Bard Inc	3,610	683,878
Eli Lilly & Co	14,980	1,262,215
Gilead Sciences Inc	4,368	441,998
IMS Health Holdings Inc *	8,160	207,835
McKesson Corp	6,237	1,230,124
Medtronic PLC	21,322	1,640,088
Regeneron Pharmaceuticals Inc *	2,689	1,459,777
Stryker Corp	4,350	404,289
The Cooper Cos Inc	2,992	401,526
Thermo Fisher Scientific Inc	23,392	3,318,155

	Shares	Value
Vertex Pharmaceuticals Inc *	3,555	$447,326
VWR Corp *	8,425	238,512
Zoetis Inc	8,256	395,628

		22,571,346

Industrials - 7.4%

AMETEK Inc	22,176	1,188,412
Canadian Pacific Railway Ltd (Canada)	5,833	744,291
Danaher Corp	35,858	3,330,491
Equifax Inc	7,330	816,342
FedEx Corp	1,716	255,667
Honeywell International Inc	4,996	517,436
Rockwell Collins Inc	2,342	216,167
Roper Industries Inc	7,095	1,346,560
Union Pacific Corp	3,970	310,454
Verisk Analytics Inc *	9,761	750,426

		9,476,246

Information Technology - 32.3%

Adobe Systems Inc *	32,518	3,054,741
Akamai Technologies Inc *	2,292	120,628
Alphabet Inc ‘A’ *	6,163	4,794,876
Alphabet Inc ‘C’ *	4,997	3,792,123
Apple Inc	27,323	2,876,019
Avago Technologies Ltd (Singapore)	7,970	1,156,845
Cognizant Technology Solutions Corp ‘A’ *	23,745	1,425,175
Facebook Inc ‘A’ *	41,180	4,309,899
Fiserv Inc *	18,322	1,675,730
FleetCor Technologies Inc *	6,961	994,936
Intuit Inc	12,888	1,243,692
LinkedIn Corp ‘A’ *	6,698	1,507,586
MasterCard Inc ‘A’	37,569	3,657,718
Microsoft Corp	40,213	2,231,017
NVIDIA Corp	10,440	344,102
NXP Semiconductors NV (Netherlands) *	1,603	135,053
Sabre Corp	16,818	470,399
salesforce.com Inc *	28,819	2,259,410
Visa Inc ‘A’	65,990	5,117,525

		41,167,474

Materials - 3.6%

Ecolab Inc	6,658	761,542
Monsanto Co	10,241	1,008,943
The Sherwin-Williams Co	6,571	1,705,832
Vulcan Materials Co	12,059	1,145,243

		4,621,560

Total Common Stocks (Cost $92,450,328)		124,949,926

SHORT-TERM INVESTMENT - 2.3%

Money Market Fund - 2.3%

BlackRock Liquidity Funds T-Fund Portfolio	2,924,230	2,924,230

Total Short-Term Investment (Cost $2,924,230)		2,924,230

TOTAL INVESTMENTS - 100.3% (Cost $95,374,558)		127,874,156

OTHER ASSETS & LIABILITIES, NET - (0.3%)		(425,550)

NET ASSETS - 100.0%		$127,448,606

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GROWTH FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$27,077,418	$26,829,795	$247,623	$—
	Consumer Staples	11,724,512	10,764,372	960,140	—
	Energy	302,381	302,381	—	—
	Financials	8,008,989	8,008,989	—	—
	Health Care	22,571,346	22,571,346	—	—
	Industrials	9,476,246	9,476,246	—	—
	Information Technology	41,167,474	41,167,474	—	—
	Materials	4,621,560	4,621,560	—	—

		124,949,926	123,742,163	1,207,763	—

	Short-Term Investment	2,924,230	2,924,230	—	—

	Total	$127,874,156	$126,666,393	$1,207,763	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF LARGE-CAP GROWTH FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%

Consumer Discretionary - 21.0%

Amazon.com Inc *	10,588	$7,156,323
Chipotle Mexican Grill Inc *	4,793	2,299,921
Delphi Automotive PLC (United Kingdom)	25,765	2,208,833
Domino’s Pizza Inc	9,106	1,013,043
Liberty Global PLC ‘A’ (United Kingdom) *	85,069	3,603,523
Netflix Inc *	37,554	4,295,427
NIKE Inc ‘B’	45,305	2,831,563
Restoration Hardware Holdings Inc *	24,612	1,955,423
Starbucks Corp	21,449	1,287,583
The Home Depot Inc	25,953	3,432,284
TripAdvisor Inc *	48,113	4,101,633

		34,185,556

Consumer Staples - 8.4%

Anheuser-Busch InBev SA/NV ADR (Belgium)	28,947	3,618,375
Constellation Brands Inc ‘A’	21,321	3,036,963
Costco Wholesale Corp	17,470	2,821,405
CVS Health Corp	25,680	2,510,734
Mead Johnson Nutrition Co	20,958	1,654,634

		13,642,111

Energy - 0.5%

Concho Resources Inc *	8,239	765,074

Financials - 5.5%

Berkshire Hathaway Inc ‘B’ *	31,895	4,211,416
Crown Castle International Corp REIT	32,937	2,847,404
Moody’s Corp	18,761	1,882,479

		8,941,299

Health Care - 18.4%

AbbVie Inc	36,897	2,185,778
Allergan PLC *	7,476	2,336,250
Biogen Inc *	15,567	4,768,950
Celgene Corp *	9,650	1,155,684
Illumina Inc *	9,797	1,880,485
Perrigo Co PLC	34,825	5,039,178
United Therapeutics Corp *	32,665	5,115,666
UnitedHealth Group Inc	35,127	4,132,340
Vertex Pharmaceuticals Inc *	26,629	3,350,727

		29,965,058

	Shares	Value
Industrials - 3.4%

Delta Air Lines Inc	67,723	$3,432,879
Union Pacific Corp	26,584	2,078,869

		5,511,748

Information Technology - 38.7%

Activision Blizzard Inc	45,396	1,757,279
Alliance Data Systems Corp *	16,171	4,472,413
Alphabet Inc ‘A’ *	16,114	12,536,853
Apple Inc	71,024	7,475,986
Facebook Inc ‘A’ *	97,495	10,203,827
LinkedIn Corp ‘A’ *	5,607	1,262,024
MasterCard Inc ‘A’	28,827	2,806,597
Mobileye NV *	43,576	1,842,393
NXP Semiconductors NV (Netherlands) *	21,322	1,796,379
salesforce.com Inc *	61,773	4,843,003
Tencent Holdings Ltd (China)	181,300	3,536,809
Visa Inc ‘A’	92,621	7,182,759
Workday Inc ‘A’ *	39,560	3,152,141

		62,868,463

Materials - 3.0%

Ecolab Inc	13,659	1,562,316
The Sherwin-Williams Co	12,812	3,325,995

		4,888,311

Telecommunication Services - 1.0%

SBA Communications Corp ‘A’ *	15,756	1,655,482

Total Common Stocks (Cost $132,249,310)		162,423,102

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	1,665,994	1,665,994

Total Short-Term Investment (Cost $1,665,994)		1,665,994

TOTAL INVESTMENTS - 100.9% (Cost $133,915,304)		164,089,096

OTHER ASSETS & LIABILITIES, NET - (0.9%)		(1,401,327)

NET ASSETS - 100.0%		$162,687,769

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$34,185,556	$34,185,556	$—	$—
	Consumer Staples	13,642,111	13,642,111	—	—
	Energy	765,074	765,074	—	—
	Financials	8,941,299	8,941,299	—	—
	Health Care	29,965,058	29,965,058	—	—
	Industrials	5,511,748	5,511,748	—	—
	Information Technology	62,868,463	59,331,654	3,536,809	—
	Materials	4,888,311	4,888,311	—	—
	Telecommunication Services	1,655,482	1,655,482	—	—

		162,423,102	158,886,293	3,536,809	—

	Short-Term Investment	1,665,994	1,665,994	—	—

	Total	$164,089,096	$160,552,287	$3,536,809	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 14.8%

DISH Network Corp ‘A’ *	155,044	$8,865,416
SES SA FDR ‘A’ (Luxembourg)	86,807	2,406,257
Target Corp	90,261	6,553,851
The Home Depot Inc	36,557	4,834,663
Time Warner Cable Inc	50,010	9,281,356
Time Warner Inc	117,151	7,576,155
Twenty-First Century Fox Inc ‘B’	183,401	4,994,009

		44,511,707

Consumer Staples - 10.4%

Anheuser-Busch InBev SA/NV ADR (Belgium)	25,611	3,201,375
CVS Health Corp	112,750	11,023,568
Kimberly-Clark Corp	38,754	4,933,384
Philip Morris International Inc	80,587	7,084,403
Reynolds American Inc	109,756	5,065,239

		31,307,969

Energy - 10.3%

Chevron Corp	57,772	5,197,169
Exxon Mobil Corp	78,279	6,101,848
Halliburton Co	166,752	5,676,238
National Oilwell Varco Inc	106,099	3,553,256
Royal Dutch Shell PLC ‘A’ ADR (Netherlands)	48,164	2,205,430
Schlumberger Ltd	68,610	4,785,548
Suncor Energy Inc (Canada)	131,870	3,402,246

		30,921,735

Financials - 26.2%

American Express Co	92,105	6,405,903
American Tower Corp REIT	41,809	4,053,382
Capital One Financial Corp	46,681	3,369,434
Citigroup Inc	96,433	4,990,408
JPMorgan Chase & Co	184,457	12,179,696
Marsh & McLennan Cos Inc	83,924	4,653,586
MetLife Inc	67,489	3,253,645
State Street Corp	74,426	4,938,909
Synchrony Financial *	136,119	4,139,379
The Bank of New York Mellon Corp	90,783	3,742,075
The Progressive Corp	67,818	2,156,612
The Travelers Cos Inc	56,307	6,354,808
US Bancorp	186,018	7,937,388
Wells Fargo & Co	202,811	11,024,806

		79,200,031

Health Care - 11.4%

Amgen Inc	37,614	6,105,881
Anthem Inc	45,859	6,394,579
Johnson & Johnson	51,828	5,323,772
Merck & Co Inc	135,889	7,177,657
Novartis AG ADR (Switzerland)	36,800	3,166,272
Teva Pharmaceutical Industries Ltd ADR (Israel)	95,621	6,276,562

		34,444,723

Industrials - 8.8%

General Electric Co	255,372	7,954,838
Honeywell International Inc	76,031	7,874,531
Illinois Tool Works Inc	63,781	5,911,223
United Technologies Corp	50,075	4,810,705

		26,551,297

Information Technology - 10.6%

EMC Corp	184,814	4,746,024
International Business Machines Corp	15,675	2,157,194
Microsoft Corp	98,515	5,465,612
Motorola Solutions Inc	71,516	4,895,270
Nuance Communications Inc *	248,517	4,943,003

	Shares	Value
TE Connectivity Ltd (Switzerland)	85,463	$5,521,764
Xerox Corp	410,654	4,365,252

		32,094,119

Materials - 4.6%

Air Products & Chemicals Inc	20,275	2,637,980
Crown Holdings Inc *	104,992	5,323,094
Freeport-McMoRan Inc	323,241	2,188,342
Martin Marietta Materials Inc	26,944	3,680,012

		13,829,428

Utilities - 1.5%

Sempra Energy	48,266	4,537,487

Total Common Stocks (Cost $189,454,100)		297,398,496

SHORT-TERM INVESTMENT - 1.4%

Money Market Fund - 1.4%

BlackRock Liquidity Funds T-Fund Portfolio	4,285,602	4,285,602

Total Short-Term Investment (Cost $4,285,602)		4,285,602

TOTAL INVESTMENTS - 100.0% (Cost $193,739,702)		301,684,098

OTHER ASSETS & LIABILITIES, NET - 0.0%		147,165

NET ASSETS - 100.0%		$301,831,263

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF LARGE-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$44,511,707	$42,105,450	$2,406,257	$—
	Consumer Staples	31,307,969	31,307,969	—	—
	Energy	30,921,735	30,921,735	—	—
	Financials	79,200,031	79,200,031	—	—
	Health Care	34,444,723	34,444,723	—	—
	Industrials	26,551,297	26,551,297	—	—
	Information Technology	32,094,119	32,094,119	—	—
	Materials	13,829,428	13,829,428	—	—
	Utilities	4,537,487	4,537,487	—	—

		297,398,496	294,992,239	2,406,257	—

	Short-Term Investment	4,285,602	4,285,602	—	—

	Total	$301,684,098	$299,277,841	$2,406,257	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MAIN STREET® CORE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%

Consumer Discretionary - 9.5%

Amazon.com Inc *	4,950	$3,345,656
AutoZone Inc *	3,170	2,351,855
Comcast Corp ‘A’	81,960	4,625,003
Delphi Automotive PLC (United Kingdom)	14,940	1,280,806
Dunkin’ Brands Group Inc	25,800	1,098,822
General Motors Co	55,540	1,888,915
Harley-Davidson Inc	14,070	638,637
Lear Corp	5,160	633,803
The Home Depot Inc	33,810	4,471,373

		20,334,870

Consumer Staples - 10.6%

Henkel AG & Co KGaA (Germany)	19,127	1,835,477
Mondelez International Inc ‘A’	164,240	7,364,522
PepsiCo Inc	53,570	5,352,714
Philip Morris International Inc	68,045	5,981,836
The Kraft Heinz Co	30,180	2,195,897

		22,730,446

Energy - 6.3%

Chevron Corp	55,937	5,032,092
HollyFrontier Corp	28,354	1,131,041
Magellan Midstream Partners LP	25,530	1,733,998
Noble Energy Inc	70,680	2,327,492
Suncor Energy Inc (Canada)	123,350	3,182,430

		13,407,053

Financials - 17.5%

American International Group Inc	27,930	1,730,822
Berkshire Hathaway Inc ‘B’ *	32,950	4,350,718
Citigroup Inc	145,587	7,534,127
CME Group Inc ‘A’	68,880	6,240,528
Discover Financial Services	44,817	2,403,088
Genworth Financial Inc ‘A’ *	169,170	631,004
M&T Bank Corp	14,480	1,754,686
Marsh & McLennan Cos Inc	49,360	2,737,012
McGraw Hill Financial Inc	34,238	3,375,182
Simon Property Group Inc REIT	14,670	2,852,435
The Bank of New York Mellon Corp	91,810	3,784,408

		37,394,010

Health Care - 15.5%

Boston Scientific Corp *	147,620	2,722,113
Bristol-Myers Squibb Co	58,050	3,993,259
Express Scripts Holding Co *	54,299	4,746,276
Gilead Sciences Inc	48,760	4,934,024
Johnson & Johnson	49,290	5,063,069
McKesson Corp	10,080	1,988,078
Merck & Co Inc	58,270	3,077,821
Mylan NV *	49,110	2,655,378
UnitedHealth Group Inc	34,530	4,062,109

		33,242,127

Industrials - 12.6%

Canadian National Railway Co (Canada)	41,120	2,297,786
Canadian Pacific Railway Ltd (Canada)	8,070	1,029,732
CSX Corp	48,870	1,268,176
Deere & Co	31,690	2,416,996
General Electric Co	272,150	8,477,473
Lockheed Martin Corp	10,230	2,221,445
Nielsen Holdings PLC	57,240	2,667,384
Republic Services Inc	17,390	764,986
Tyco International PLC	83,135	2,651,175
United Technologies Corp	19,500	1,873,365
Waste Connections Inc	21,780	1,226,650

		26,895,168

	Shares	Value
Information Technology - 18.1%

Alphabet Inc ‘C’ *	14,573	$11,059,158
Amdocs Ltd	71,290	3,890,295
Apple Inc	92,934	9,782,233
Applied Materials Inc	90,040	1,681,047
Facebook Inc ‘A’ *	32,460	3,397,264
MasterCard Inc ‘A’	14,480	1,409,773
PayPal Holdings Inc *	105,250	3,810,050
Western Digital Corp	27,750	1,666,388
Xerox Corp	204,620	2,175,111

		38,871,319

Materials - 1.7%

PPG Industries Inc	13,950	1,378,539
Teck Resources Ltd ‘B’ (Canada)	35,400	136,644
Vulcan Materials Co	22,770	2,162,467

		3,677,650

Telecommunication Services - 1.6%

Verizon Communications Inc	75,710	3,499,316

Utilities - 3.0%

AmeriGas Partners LP	29,340	1,005,482
ITC Holdings Corp	20,020	785,785
PG&E Corp	87,490	4,653,593

		6,444,860

Total Common Stocks (Cost $167,390,713)		206,496,819

SHORT-TERM INVESTMENT - 2.4%

Money Market Fund - 2.4%

BlackRock Liquidity Funds T-Fund Portfolio	5,068,487	5,068,487

Total Short-Term Investment (Cost $5,068,487)		5,068,487

TOTAL INVESTMENTS - 98.8% (Cost $172,459,200)		211,565,306

OTHER ASSETS & LIABILITIES, NET - 1.2%		2,510,634

NET ASSETS - 100.0%		$214,075,940

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MAIN STREET CORE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$20,334,870	$20,334,870	$—	$—
	Consumer Staples	22,730,446	20,894,969	1,835,477	—
	Energy	13,407,053	13,407,053	—	—
	Financials	37,394,010	37,394,010	—	—
	Health Care	33,242,127	33,242,127	—	—
	Industrials	26,895,168	26,895,168	—	—
	Information Technology	38,871,319	38,871,319	—	—
	Materials	3,677,650	3,677,650	—	—
	Telecommunication Services	3,499,316	3,499,316	—	—
	Utilities	6,444,860	6,444,860	—	—

		206,496,819	204,661,342	1,835,477	—

	Short-Term Investment	5,068,487	5,068,487	—	—

	Total	$211,565,306	$209,729,829	$1,835,477	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.0%

Consumer Discretionary - 17.1%

American Eagle Outfitters Inc	70,481	$1,092,456
Big Lots Inc	18,691	720,351
Chipotle Mexican Grill Inc *	2,196	1,053,751
Darden Restaurants Inc	31,327	1,993,650
Dollar Tree Inc *	7,126	550,270
DR Horton Inc	16,499	528,463
DSW Inc ‘A’	57,821	1,379,609
Expedia Inc	8,126	1,010,062
Foot Locker Inc	25,123	1,635,256
Hanesbrands Inc	15,887	467,554
Harman International Industries Inc	12,824	1,208,149
Lear Corp	14,335	1,760,768
NVR Inc *	356	584,908
O’Reilly Automotive Inc *	6,273	1,589,704
Panera Bread Co ‘A’ *	4,873	949,163
PulteGroup Inc	33,452	596,115
PVH Corp	7,696	566,810
Ross Stores Inc	14,607	786,003
Royal Caribbean Cruises Ltd	26,357	2,667,592
Texas Roadhouse Inc	58,664	2,098,411
The Priceline Group Inc *	307	391,410
Thor Industries Inc	44,369	2,491,319
Tractor Supply Co	12,687	1,084,739
Ulta Salon Cosmetics & Fragrance Inc *	7,249	1,341,065
Vail Resorts Inc	7,369	943,158

		29,490,736

Consumer Staples - 7.2%

Casey’s General Stores Inc	13,870	1,670,642
ConAgra Foods Inc	55,442	2,337,435
Hormel Foods Corp	10,145	802,267
Molson Coors Brewing Co ‘B’	5,517	518,157
Monster Beverage Corp *	12,298	1,831,910
The Hain Celestial Group Inc *	25,724	1,038,992
The JM Smucker Co	12,277	1,514,245
The Kroger Co	31,946	1,336,301
Tyson Foods Inc ‘A’	26,740	1,426,044

		12,475,993

Energy - 3.8%

Energen Corp	18,257	748,354
Gulfport Energy Corp *	62,701	1,540,564
Marathon Petroleum Corp	28,001	1,451,572
Oceaneering International Inc	32,661	1,225,441
Pioneer Natural Resources Co	3,330	417,515
Range Resources Corp	23,434	576,711
Tesoro Corp	5,473	576,690

		6,536,847

Financials - 22.4%

Affiliated Managers Group Inc *	3,902	623,384
Arch Capital Group Ltd *	25,204	1,757,979
Axis Capital Holdings Ltd	21,508	1,209,180
BankUnited Inc	74,988	2,704,067
CBOE Holdings Inc	19,770	1,283,073
Citizens Financial Group Inc	83,791	2,194,486
Four Corners Property Trust Inc REIT *	48,195	1,164,391
Host Hotels & Resorts Inc REIT	57,244	878,123
KeyCorp	103,271	1,362,144
Lazard Ltd ‘A’	15,196	683,972
Lincoln National Corp	39,360	1,978,234
National Retail Properties Inc REIT	63,048	2,525,072
Omega Healthcare Investors Inc REIT	76,782	2,685,834
Outfront Media Inc REIT	97,879	2,136,699
Public Storage REIT	13,930	3,450,461
Senior Housing Properties Trust REIT	169,822	2,520,158
Signature Bank *	15,472	2,372,941

	Shares	Value
SunTrust Banks Inc	11,822	$506,454
T Rowe Price Group Inc	38,128	2,725,771
The Hartford Financial Services Group Inc	45,612	1,982,298
White Mountains Insurance Group Ltd	2,492	1,811,211

		38,555,932

Health Care - 11.0%

ABIOMED Inc *	18,093	1,633,436
AmerisourceBergen Corp	17,226	1,786,508
Amsurg Corp *	12,181	925,756
BioMarin Pharmaceutical Inc *	6,331	663,236
Cerner Corp *	32,066	1,929,411
DaVita HealthCare Partners Inc *	17,524	1,221,598
Edwards Lifesciences Corp *	17,639	1,393,128
Humana Inc	2,691	480,370
Incyte Corp *	8,199	889,182
Ionis Pharmaceuticals Inc *	9,938	615,460
Medivation Inc *	18,827	910,097
Molina Healthcare Inc *	8,863	532,932
PAREXEL International Corp *	18,138	1,235,561
PerkinElmer Inc	22,718	1,217,003
Perrigo Co PLC	8,763	1,268,006
St Jude Medical Inc	20,888	1,290,252
Universal Health Services Inc ‘B’	6,573	785,408
Vertex Pharmaceuticals Inc *	1,478	185,977

		18,963,321

Industrials - 12.2%

Acuity Brands Inc	11,951	2,794,144
AMERCO	3,079	1,199,271
BWX Technologies Inc	77,024	2,447,052
Hexcel Corp	21,283	988,595
Huntington Ingalls Industries Inc	12,736	1,615,562
JetBlue Airways Corp *	17,019	385,480
Kirby Corp *	15,499	815,557
ManpowerGroup Inc	13,403	1,129,739
Masco Corp	32,197	911,175
Orbital ATK Inc	4,712	420,970
Southwest Airlines Co	24,705	1,063,797
Spirit Airlines Inc *	63,440	2,528,084
Textron Inc	29,048	1,220,306
The Timken Co	23,030	658,428
United Rentals Inc *	20,247	1,468,717
Verisk Analytics Inc *	17,658	1,357,547

		21,004,424

Information Technology - 13.6%

Activision Blizzard Inc	28,881	1,117,984
Avago Technologies Ltd (Singapore)	5,406	784,681
Avnet Inc	13,564	581,082
Computer Sciences Corp	91,594	2,993,292
CSRA Inc	85,527	2,565,810
DST Systems Inc	23,253	2,652,237
Fiserv Inc *	9,760	892,650
Harris Corp	28,411	2,468,916
IAC/InterActiveCorp	9,468	568,553
Jack Henry & Associates Inc	12,334	962,792
Lam Research Corp	9,399	746,469
Micron Technology Inc *	11,524	163,180
NVIDIA Corp	24,918	821,297
NXP Semiconductors NV (Netherlands) *	12,644	1,065,257
Palo Alto Networks Inc *	10,639	1,873,953
Science Applications International Corp	36,687	1,679,531
Skyworks Solutions Inc	9,492	729,270
Take-Two Interactive Software Inc *	23,430	816,301

		23,483,255

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP EQUITY FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Materials - 4.3%

Agnico Eagle Mines Ltd (Canada)	65,072	$1,710,092
Celanese Corp ‘A’	25,625	1,725,331
CF Industries Holdings Inc	7,964	325,011
Louisiana-Pacific Corp *	44,213	796,276
Martin Marietta Materials Inc	6,371	870,151
Vulcan Materials Co	8,667	823,105
Westlake Chemical Corp	22,308	1,211,771

		7,461,737

Utilities - 7.4%

Atmos Energy Corp	123,541	7,788,025
DTE Energy Co	32,406	2,598,637
Xcel Energy Inc	63,867	2,293,464

		12,680,126

Total Common Stocks (Cost $157,257,827)		170,652,371

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	3,154,603	3,154,603

Total Short-Term Investment (Cost $3,154,603)		3,154,603

TOTAL INVESTMENTS - 100.8% (Cost $160,412,430)		173,806,974

OTHER ASSETS & LIABILITIES, NET - (0.8%)		(1,459,912)

NET ASSETS - 100.0%		$172,347,062

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$170,652,371	$170,652,371	$—	$—
	Short-Term Investment	3,154,603	3,154,603	—	—

	Total	$173,806,974	$173,806,974	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.2%

Consumer Discretionary - 20.2%

Bed Bath & Beyond Inc *	17,040	$822,180
BorgWarner Inc	21,648	935,843
Burberry Group PLC (United Kingdom)	31,643	556,569
DR Horton Inc	28,978	928,165
DSW Inc ‘A’	27,080	646,129
Dunkin’ Brands Group Inc	24,585	1,047,075
Kate Spade & Co *	26,948	478,866
Mattel Inc	38,071	1,034,389
Polaris Industries Inc	12,250	1,052,887
Ralph Lauren Corp ‘A’	8,975	1,000,533
Tiffany & Co	12,051	919,371
Tractor Supply Co	9,352	799,596
TripAdvisor Inc *	8,558	729,569
Under Armour Inc ‘A’ *	6,072	489,464
Williams-Sonoma Inc	12,228	714,237

		12,154,873

Consumer Staples - 6.5%

Blue Buffalo Pet Products Inc *	23,097	432,145
Brown-Forman Corp ‘B’	3,292	326,830
Mead Johnson Nutrition Co	17,340	1,368,993
The Hain Celestial Group Inc *	22,398	904,655
Whole Foods Market Inc	26,054	872,809

		3,905,432

Energy - 3.6%

Cabot Oil & Gas Corp	27,885	493,286
Cimarex Energy Co	5,799	518,315
Continental Resources Inc *	25,247	580,176
Noble Energy Inc	16,619	547,264

		2,139,041

Financials - 11.5%

CME Group Inc ‘A’	17,011	1,541,197
First Republic Bank	19,012	1,255,933
Northern Trust Corp	23,501	1,694,187
Oaktree Capital Group LLC	10,904	520,339
Signature Bank *	9,556	1,465,604
UMB Financial Corp	8,819	410,524

		6,887,784

Health Care - 18.8%

Acadia Healthcare Co Inc *	8,948	558,892
ACADIA Pharmaceuticals Inc *	11,202	399,351
Align Technology Inc *	13,694	901,750
Alkermes PLC *	16,660	1,322,471
BioMarin Pharmaceutical Inc *	8,946	937,183
Cerner Corp *	10,381	624,625
Diplomat Pharmacy Inc *	10,134	346,785
Edwards Lifesciences Corp *	996	78,664
Henry Schein Inc *	5,692	900,417
Intuitive Surgical Inc *	3,373	1,842,198
Laboratory Corp of America Holdings *	7,824	967,359
Medivation Inc *	11,129	537,976
Zoetis Inc	39,007	1,869,215

		11,286,886

Industrials - 14.2%

Expeditors International of Washington Inc	24,906	1,123,261
Fastenal Co	39,326	1,605,287
Fortune Brands Home & Security Inc	28,445	1,578,697
Generac Holdings Inc *	10,852	323,064
IDEX Corp	9,306	712,933
JB Hunt Transport Services Inc	9,347	685,696
Towers Watson & Co ‘A’	8,949	1,149,588

	Shares	Value
Verisk Analytics Inc *	12,489	$960,154
Woodward Inc	7,516	373,245

		8,511,925

Information Technology - 20.5%

Alliance Data Systems Corp *	3,296	911,575
ANSYS Inc *	10,015	926,387
CoStar Group Inc *	7,506	1,551,415
Electronic Arts Inc *	27,132	1,864,511
Ellie Mae Inc *	4,756	286,454
F5 Networks Inc *	6,332	613,951
GrubHub Inc *	24,115	583,583
Guidewire Software Inc *	3,566	214,531
Microchip Technology Inc	33,233	1,546,664
Pandora Media Inc *	76,283	1,022,955
Red Hat Inc *	9,277	768,228
ServiceNow Inc *	14,391	1,245,685
Teradata Corp *	20,661	545,864
Trimble Navigation Ltd *	10,925	234,341

		12,316,144

Materials - 2.9%

The Scotts Miracle-Gro Co ‘A’	11,174	720,835
The Valspar Corp	12,640	1,048,488

		1,769,323

Total Common Stocks (Cost $57,461,621)		58,971,408

SHORT-TERM INVESTMENT - 1.8%

Money Market Fund - 1.8%

BlackRock Liquidity Funds T-Fund Portfolio	1,059,502	1,059,502

Total Short-Term Investment (Cost $1,059,502)		1,059,502

TOTAL INVESTMENTS - 100.0% (Cost $58,521,123)		60,030,910

OTHER ASSETS & LIABILITIES, NET - 0.0%		29,403

NET ASSETS - 100.0%		$60,060,313

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Notes to Schedule of Investments

(a)	Transactions in written options for the nine-month period ended December 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, March 31, 2015	188	$33,954
Call Options Written	184	17,211
Put Options Written	661	672,378
Put Options Closed	(603)	(482,741)
Call Options Expired	(142)	(13,326)
Put Options Expired	(149)	(17,023)
Call Options Exercised	(91)	(9,765)

Outstanding, December 31, 2015	48	$200,688

(b)	Premium received and value of written options outstanding as of December 31, 2015 were as follows:

Options on Securities

Description	Exercise Price	Expiration Date	Counterparty	Number of Contracts	Premium	Value
Put - Pacira Pharmaceuticals Inc	$85.00	01/15/16	GSC	48	$200,688	($41,396)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Consumer Discretionary	$12,154,873	$11,598,304	$556,569	$—
	Consumer Staples	3,905,432	3,905,432	—	—
	Energy	2,139,041	2,139,041	—	—
	Financials	6,887,784	6,887,784	—	—
	Health Care	11,286,886	11,286,886	—	—
	Industrials	8,511,925	8,511,925	—	—
	Information Technology	12,316,144	12,316,144	—	—
	Materials	1,769,323	1,769,323	—	—

		58,971,408	58,414,839	556,569	—

	Short-Term Investment	1,059,502	1,059,502	—	—

	Total Assets	60,030,910	59,474,341	556,569	—

Liabilities	Derivatives:
	Equity Contracts
	Written Options	(41,396)	—	(41,396)	—

	Total Liabilities	(41,396)	—	(41,396)	—

	Total	$59,989,514	$59,474,341	$515,173	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.8%

Consumer Discretionary - 7.3%

Best Buy Co Inc	31,324	$953,816
Brunswick Corp	42,811	2,162,384
CBS Corp ‘B’	16,928	797,817
Expedia Inc	25,346	3,150,508
Harley-Davidson Inc	20,335	923,006
Lear Corp	25,861	3,176,507
Newell Rubbermaid Inc	80,480	3,547,558
Omnicom Group Inc	32,315	2,444,953
Tenneco Inc *	34,885	1,601,570

		18,758,119

Consumer Staples - 1.5%

Coca-Cola Enterprises Inc	27,827	1,370,201
Constellation Brands Inc ‘A’	17,847	2,542,127

		3,912,328

Energy - 5.8%

Bristow Group Inc	26,095	675,861
Cimarex Energy Co	11,676	1,043,601
Diamondback Energy Inc *	33,473	2,239,344
Energen Corp	51,375	2,105,861
EQT Corp	21,405	1,115,843
Kosmos Energy Ltd *	72,000	374,400
Marathon Petroleum Corp	47,090	2,441,146
Parsley Energy Inc ‘A’ *	83,451	1,539,671
QEP Resources Inc	75,735	1,014,849
Rice Energy Inc *	39,603	431,673
RSP Permian Inc *	37,307	909,918
Western Refining Inc	26,756	953,049

		14,845,216

Financials - 33.4%

Alleghany Corp *	5,351	2,557,403
Ally Financial Inc *	84,720	1,579,181
American Assets Trust Inc REIT	24,616	944,024
American Homes 4 Rent ‘A’ REIT	64,812	1,079,768
Aon PLC	37,460	3,454,187
BB&T Corp	88,000	3,327,280
Boston Properties Inc REIT	27,871	3,554,667
Discover Financial Services	56,727	3,041,702
Douglas Emmett Inc REIT	44,951	1,401,572
East West Bancorp Inc	67,429	2,802,349
Equity Residential REIT	49,233	4,016,920
Essex Property Trust Inc REIT	10,703	2,562,405
Fifth Third Bancorp	188,366	3,786,157
Huntington Bancshares Inc	272,917	3,018,462
Kilroy Realty Corp REIT	21,405	1,354,508
Kimco Realty Corp REIT	103,313	2,733,662
Loews Corp	38,529	1,479,514
Marsh & McLennan Cos Inc	52,444	2,908,020
McGraw Hill Financial Inc	14,290	1,408,708
Moody’s Corp	12,843	1,288,667
Navient Corp	93,112	1,066,132
Raymond James Financial Inc	75,991	4,405,198
Regency Centers Corp REIT	48,271	3,288,221
Reinsurance Group of America Inc	21,445	1,834,620
SEI Investments Co	44,952	2,355,485
SL Green Realty Corp REIT	26,756	3,022,893
SLM Corp *	112,378	732,705
State Street Corp	17,665	1,172,249
SunTrust Banks Inc	68,497	2,934,411
Symetra Financial Corp	33,316	1,058,449
TD Ameritrade Holding Corp	126,805	4,401,402
The Allstate Corp	18,093	1,123,394
The Charles Schwab Corp	43,000	1,415,990
The Macerich Co REIT	17,442	1,407,395

	Shares	Value
Torchmark Corp	23,534	$1,345,203
Unum Group	88,832	2,957,217
WR Berkley Corp	27,827	1,523,528
XL Group PLC (Ireland)	36,561	1,432,460

		85,776,108

Health Care - 7.2%

Becton Dickinson and Co	11,773	1,814,102
Boston Scientific Corp *	124,405	2,294,028
Bruker Corp *	48,162	1,168,892
Cardinal Health Inc	38,504	3,437,252
DaVita HealthCare Partners Inc *	12,844	895,355
ICON PLC *	36,044	2,800,619
Laboratory Corp of America Holdings *	16,056	1,985,164
St Jude Medical Inc	27,413	1,693,301
Zimmer Biomet Holdings Inc	21,993	2,256,262

		18,344,975

Industrials - 14.2%

Curtiss-Wright Corp	18,000	1,233,000
Delta Air Lines Inc	15,140	767,447
Equifax Inc	36,389	4,052,643
Fluor Corp	22,475	1,061,270
Hubbell Inc	9,636	973,621
Huntington Ingalls Industries Inc	25,000	3,171,250
Ingersoll-Rand PLC	35,319	1,952,788
ManpowerGroup Inc	33,178	2,796,574
Masco Corp	114,518	3,240,859
Parker-Hannifin Corp	10,833	1,050,584
Raytheon Co	12,843	1,599,339
Robert Half International Inc	80,926	3,814,852
Stanley Black & Decker Inc	24,884	2,655,869
Textron Inc	34,424	1,446,152
The Timken Co	26,572	759,693
Towers Watson & Co ‘A’	27,828	3,574,785
WABCO Holdings Inc *	9,740	996,012
WESCO International Inc *	31,039	1,355,784

		36,502,522

Information Technology - 15.6%

Activision Blizzard Inc	109,356	4,233,171
Alliance Data Systems Corp *	7,496	2,073,169
Amdocs Ltd	61,615	3,362,331
Arrow Electronics Inc *	37,460	2,029,583
Avago Technologies Ltd (Singapore)	14,511	2,106,272
Avnet Inc	47,090	2,017,336
Fidelity National Information Services Inc	43,881	2,659,189
Flextronics International Ltd *	130,033	1,457,670
Global Payments Inc	8,987	579,751
Harris Corp	35,200	3,058,880
Hewlett Packard Enterprise Co	79,185	1,203,612
IAC/InterActiveCorp	18,370	1,103,119
Jabil Circuit Inc	99,533	2,318,124
Microsemi Corp *	50,303	1,639,375
NetEase Inc ADR (China)	9,233	1,673,389
ON Semiconductor Corp *	51,120	500,976
Seagate Technology PLC	21,810	799,555
TE Connectivity Ltd (Switzerland)	22,475	1,452,110
Total System Services Inc	41,740	2,078,652
Western Digital Corp	60,442	3,629,542

		39,975,806

Materials - 7.1%

Avery Dennison Corp	29,899	1,873,471
Crown Holdings Inc *	69,568	3,527,098
Graphic Packaging Holding Co	328,575	4,215,617
International Paper Co	29,968	1,129,794
Methanex Corp (Canada)	19,720	650,957
Packaging Corp of America	23,643	1,490,691
PolyOne Corp	27,827	883,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF MID-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Steel Dynamics Inc	36,929	$659,921
The Mosaic Co	34,379	948,517
The Valspar Corp	34,249	2,840,955

		18,220,807

Utilities - 6.7%

AES Corp	105,780	1,012,315
Alliant Energy Corp	37,460	2,339,377
Ameren Corp	34,249	1,480,584
American Electric Power Co Inc	59,935	3,492,412
Edison International	53,515	3,168,623
FirstEnergy Corp	40,097	1,272,278
Great Plains Energy Inc	67,429	1,841,486
PG&E Corp	24,616	1,309,325
Westar Energy Inc	30,954	1,312,752

		17,229,152

Total Common Stocks (Cost $259,359,501)		253,565,033

	Shares	Value
SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	2,469,803	$2,469,803

Total Short-Term Investment (Cost $2,469,803)		2,469,803

TOTAL INVESTMENTS - 99.8% (Cost $261,829,304)		256,034,836

OTHER ASSETS & LIABILITIES, NET - 0.2%		620,097

NET ASSETS - 100.0%		$256,654,933

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$253,565,033	$253,565,033	$—	$—
	Short-Term Investment	2,469,803	2,469,803	—	—

	Total	$256,034,836	$256,034,836	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Health Care - 0.0%

Neuralstem Inc Exercise @ $3.64 Exp 01/02/19 *	15,525	$2,065

Total Warrants (Cost $0)		2,065

COMMON STOCKS - 98.8%

Consumer Discretionary - 15.5%

2U Inc *	24,661	690,015
Bright Horizons Family Solutions Inc *	5,728	382,630
Brunswick Corp	8,156	411,960
Buffalo Wild Wings Inc *	1,104	176,254
Etsy Inc *	5,418	44,753
IMAX Corp *	21,772	773,777
iRobot Corp *	3,391	120,041
Liberty TripAdvisor Holdings Inc ‘A’ *	22,147	671,940
Monro Muffler Brake Inc	3,665	242,696
New Oriental Education & Technology Group Inc ADR (China)	3,739	117,292
Panera Bread Co ‘A’ *	2,536	493,962
Pool Corp	6,028	486,942
Rentrak Corp *	4,811	228,667
Restoration Hardware Holdings Inc *	5,728	455,090
Shake Shack Inc ‘A’ *	3,159	125,096
Sinclair Broadcast Group Inc ‘A’	17,863	581,262
The Habit Restaurants Inc ‘A’ *	10,006	230,738
Wayfair Inc ‘A’ *	18,160	864,779
Zoe’s Kitchen Inc *	11,196	313,264

		7,411,158

Consumer Staples - 4.2%

Blue Buffalo Pet Products Inc *	26,425	494,412
Calavo Growers Inc	6,889	337,561
Casey’s General Stores Inc	3,875	466,744
Performance Food Group Co *	10,419	241,096
Snyder’s-Lance Inc	14,112	484,042

		2,023,855

Energy - 0.5%

GasLog Ltd (Monaco)	22,848	189,638
US Silica Holdings Inc	3,121	58,456

		248,094

Financials - 8.0%

Bank of the Ozarks Inc	7,043	348,347
CBOE Holdings Inc	7,541	489,411
Evercore Partners Inc ‘A’	10,507	568,113
Financial Engines Inc	7,325	246,633
LendingTree Inc *	1,270	113,386
MarketAxess Holdings Inc	6,815	760,486
PrivateBancorp Inc	11,362	466,069
SVB Financial Group *	1,972	234,471
Western Alliance Bancorp *	13,911	498,848
WisdomTree Investments Inc	7,108	111,453

		3,837,217

Health Care - 25.1%

ABIOMED Inc *	5,032	454,289
ACADIA Pharmaceuticals Inc *	7,025	250,441
Agios Pharmaceuticals Inc *	2,030	131,788
Align Technology Inc *	9,220	607,137
Anacor Pharmaceuticals Inc *	1,557	175,894
athenahealth Inc *	4,024	647,743
Blueprint Medicines Corp *	5,857	154,273

	Shares	Value
Celldex Therapeutics Inc *	10,457	$163,966
Diplomat Pharmacy Inc *	5,928	202,856
Endologix Inc *	20,193	199,911
Evolent Health Inc ‘A’ *	14,984	181,456
Foundation Medicine Inc *	4,154	87,483
Glaukos Corp *	12,196	301,119
HealthEquity Inc *	12,469	312,598
Juno Therapeutics Inc *	4,631	203,625
Kite Pharma Inc *	1,710	105,370
LDR Holding Corp *	10,210	256,373
Medidata Solutions Inc *	9,225	454,700
Neurocrine Biosciences Inc *	6,844	387,165
Nevro Corp *	8,010	540,755
Ophthotech Corp *	4,282	336,265
Pacific Biosciences of California Inc *	31,627	415,263
Pacira Pharmaceuticals Inc *	6,753	518,563
Penumbra Inc *	6,658	358,267
Portola Pharmaceuticals Inc *	2,505	128,882
Press Ganey Holdings Inc *	16,329	515,180
Prestige Brands Holdings Inc *	11,926	613,950
Prothena Corp PLC (Ireland) *	1,786	121,644
Revance Therapeutics Inc *	4,648	158,776
Sage Therapeutics Inc *	9,286	541,374
Sarepta Therapeutics Inc *	6,769	261,148
Spark Therapeutics Inc *	6,526	295,693
TESARO Inc *	4,881	255,374
Ultragenyx Pharmaceutical Inc *	3,314	371,765
Veeva Systems Inc ‘A’ *	23,058	665,223
Zeltiq Aesthetics Inc *	21,788	621,612

		11,997,921

Industrials - 6.4%

Beacon Roofing Supply Inc *	8,977	369,673
Builders FirstSource Inc *	44,590	494,057
Healthcare Services Group Inc	8,786	306,368
Hexcel Corp	5,398	250,737
Knight Transportation Inc	6,042	146,398
Nordson Corp	1,898	121,757
On Assignment Inc *	8,007	359,915
Proto Labs Inc *	6,443	410,355
RBC Bearings Inc *	4,469	288,653
TransUnion *	7,737	213,309
United Rentals Inc *	1,334	96,768

		3,057,990

Information Technology - 38.9%

Ambarella Inc *	5,486	305,790
Arista Networks Inc *	6,024	468,908
Atlassian Corp PLC ‘A’ (United Kingdom) *	9,277	279,052
Benefitfocus Inc *	18,218	662,953
Blackhawk Network Holdings Inc *	11,865	524,552
BroadSoft Inc *	12,782	451,971
Callidus Software Inc *	22,877	424,826
Cavium Inc *	8,853	581,731
Cimpress NV (Netherlands) *	4,349	352,878
Cirrus Logic Inc *	10,621	313,638
comScore Inc *	8,286	340,969
Criteo SA ADR (France) *	12,319	487,832
Cvent Inc *	6,415	223,948
EPAM Systems Inc *	9,041	710,803
Euronet Worldwide Inc *	4,924	356,645
Fleetmatics Group PLC *	9,383	476,563
GoDaddy Inc ‘A’ *	21,109	676,755
Gogo Inc *	38,860	691,708
Guidewire Software Inc *	8,245	496,019
HubSpot Inc *	4,372	246,187
Infinera Corp *	20,959	379,777
IPG Photonics Corp *	4,053	361,365
LogMeIn Inc *	3,467	232,636
Manhattan Associates Inc *	5,732	379,286

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SMALL-CAP GROWTH FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Match Group Inc *	34,690	$470,050
Materialise NV ADR (Belgium) *	12,115	85,532
Microsemi Corp *	6,794	221,416
Monolithic Power Systems Inc	3,867	246,367
New Relic Inc *	7,060	257,196
Paycom Software Inc *	14,602	549,473
Paylocity Holdings Corp *	17,163	695,960
Proofpoint Inc *	3,550	230,786
Ruckus Wireless Inc *	9,542	102,195
Shopify Inc ‘A’ (Canada) *	9,213	237,695
Square Inc ‘A’ *	4,552	59,586
SunPower Corp *	25,246	757,632
Synaptics Inc *	2,823	226,800
Synchronoss Technologies Inc *	400	14,092
Tableau Software Inc ‘A’ *	5,283	497,764
Textura Corp *	1,666	35,952
The Rubicon Project Inc *	16,099	264,829
The Ultimate Software Group Inc *	5,394	1,054,581
Tyler Technologies Inc *	3,579	623,891
Universal Display Corp *	9,344	508,687
WebMD Health Corp *	3,472	167,698
Zendesk Inc *	24,370	644,343
Zillow Group Inc ‘A’ *	7,550	196,602

		18,575,919

	Shares	Value
Materials - 0.2%

Flotek Industries Inc *	8,229	$94,140

Total Common Stocks (Cost $43,871,508)		47,246,294

SHORT-TERM INVESTMENT - 3.2%

Money Market Fund - 3.2%

BlackRock Liquidity Funds T-Fund Portfolio	1,506,390	1,506,390

Total Short-Term Investment (Cost $1,506,390)		1,506,390

TOTAL INVESTMENTS - 102.0% (Cost $45,377,898)		48,754,749

OTHER ASSETS & LIABILITIES, NET - (2.0%)		(966,705)

NET ASSETS - 100.0%		$47,788,044

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Warrants (1)	$2,065	$—	$2,065	$—
	Common Stocks (1)	47,246,294	47,246,294	—	—
	Short-Term Investment	1,506,390	1,506,390	—	—

	Total	$48,754,749	$48,752,684	$2,065	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.6%

Consumer Discretionary - 18.3%

Big Lots Inc	59,430	$2,290,432
Bloomin’ Brands Inc	154,810	2,614,741
Cable One Inc	3,550	1,539,493
Caleres Inc	49,990	1,340,732
Citi Trends Inc	142,030	3,018,137
Crocs Inc *	222,080	2,274,099
Dana Holding Corp	158,560	2,188,128
Ethan Allen Interiors Inc	51,500	1,432,730
FTD Cos Inc *	27,138	710,201
GameStop Corp ‘A’	25,780	722,871
Helen of Troy Ltd *	19,710	1,857,668
MarineMax Inc *	123,480	2,274,502
Meritage Homes Corp *	53,840	1,830,022
Murphy USA Inc *	32,540	1,976,480
Office Depot Inc *	271,140	1,529,230
Scholastic Corp	66,910	2,580,050
Shutterfly Inc *	34,690	1,545,786
Tenneco Inc *	25,730	1,181,264
The Children’s Place Inc	50,680	2,797,536

		35,704,102

Consumer Staples - 2.0%

Cott Corp (Canada)	238,000	2,615,620
Dean Foods Co	79,860	1,369,599

		3,985,219

Energy - 3.8%

Noble Energy Inc l	1	30
QEP Resources Inc	191,230	2,562,482
RPC Inc	144,050	1,721,398
SM Energy Co	71,690	1,409,425
Synergy Resources Corp *	210,430	1,792,864

		7,486,199

Financials - 29.2%

1st Source Corp	46,529	1,436,350
Aspen Insurance Holdings Ltd (Bermuda)	50,780	2,452,674
Associated Banc-Corp	114,630	2,149,312
CNO Financial Group Inc	153,350	2,927,451
Customers Bancorp Inc *	82,386	2,242,547
Essent Group Ltd *	76,540	1,675,461
First American Financial Corp	80,590	2,893,181
First Commonwealth Financial Corp	139,450	1,264,811
First Niagara Financial Group Inc	212,670	2,307,469
FirstMerit Corp	123,050	2,294,882
Fulton Financial Corp	143,190	1,862,902
Gramercy Property Trust REIT	376,396	2,905,780
HomeStreet Inc *	83,190	1,806,055
Independent Bank Group Inc	34,630	1,108,160
LTC Properties Inc REIT	49,810	2,148,803
National Storage Affiliates Trust REIT	133,030	2,278,804
Ramco-Gershenson Properties Trust REIT	111,550	1,852,846
STAG Industrial Inc REIT	19,869	366,583
Sterling Bancorp	143,310	2,324,488
Summit Hotel Properties Inc REIT	110,530	1,320,834
Synovus Financial Corp	64,340	2,083,329
Texas Capital Bancshares Inc *	39,720	1,962,962
The Hanover Insurance Group Inc	24,430	1,987,136
Validus Holdings Ltd	62,210	2,879,701
Webster Financial Corp	75,920	2,823,465
Wilshire Bancorp Inc	178,520	2,061,906
WSFS Financial Corp	51,415	1,663,789
Zions Bancorp	69,870	1,907,451

		56,989,132

	Shares	Value
Health Care - 2.9%

LifePoint Health Inc *	30,390	$2,230,626
Molina Healthcare Inc *	23,050	1,385,997
WellCare Health Plans Inc *	27,270	2,132,787

		5,749,410

Industrials - 16.6%

AECOM *	87,149	2,617,075
Aegion Corp *	131,980	2,548,534
Air Transport Services Group Inc *	199,110	2,007,029
Columbus Mckinnon Corp	64,520	1,219,428
EMCOR Group Inc	51,620	2,479,825
Granite Construction Inc	73,460	3,152,169
Hawaiian Holdings Inc *	34,520	1,219,592
Mistras Group Inc *	117,380	2,240,784
MRC Global Inc *	188,400	2,430,360
Oshkosh Corp	49,950	1,950,048
Regal Beloit Corp	41,070	2,403,416
SkyWest Inc	154,930	2,946,769
Viad Corp	94,940	2,680,156
Wabash National Corp *	96,520	1,141,832
WESCO International Inc *	32,350	1,413,048

		32,450,065

Information Technology - 21.0%

Advanced Micro Devices Inc *	190,430	546,534
Avnet Inc	24,540	1,051,294
Booz Allen Hamilton Holding Corp	79,690	2,458,436
Cabot Microelectronics Corp *	11,800	516,604
Celestica Inc (Canada) *	121,930	1,344,888
CSG Systems International Inc	83,400	3,000,732
Cypress Semiconductor Corp	243,866	2,392,325
Daktronics Inc	141,220	1,231,438
ExlService Holdings Inc *	40,580	1,823,259
Fairchild Semiconductor International Inc *	130,890	2,710,732
Finisar Corp *	180,710	2,627,523
FormFactor Inc *	323,483	2,911,347
Mitel Networks Corp *	284,830	2,190,343
MKS Instruments Inc	57,350	2,064,600
Photronics Inc *	121,440	1,511,928
Polycom Inc *	152,806	1,923,828
SunEdison Semiconductor Ltd *	222,230	1,742,283
Sykes Enterprises Inc *	66,220	2,038,252
TTM Technologies Inc *	162,075	1,055,108
Unisys Corp *	127,060	1,404,013
Verint Systems Inc *	37,980	1,540,469
Vishay Intertechnology Inc	240,970	2,903,689

		40,989,625

Materials - 1.8%

A Schulman Inc	70,040	2,146,026
Graphic Packaging Holding Co	109,410	1,403,730

		3,549,756

Utilities - 3.0%

PNM Resources Inc	100,400	3,069,228
Southwest Gas Corp	48,820	2,692,911

		5,762,139

Total Common Stocks (Cost $191,102,437)		192,665,647

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF SMALL-CAP VALUE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.5%

Money Market Fund - 1.5%

BlackRock Liquidity Funds T-Fund Portfolio	2,924,057	$2,924,057

Total Short-Term Investment (Cost $2,924,057)		2,924,057

TOTAL INVESTMENTS - 100.1% (Cost $194,026,494)		195,589,704

OTHER ASSETS & LIABILITIES, NET - (0.1%)		(173,363)

NET ASSETS - 100.0%		$195,416,341

Note to Schedule of Investments

(a)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$192,665,647	$192,665,647	$—	$—
	Short-Term Investment	2,924,057	2,924,057	—	—

	Total	$195,589,704	$195,589,704	$—	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
WARRANTS - 0.0%

Malaysia - 0.0%

Genting Bhd Exercise @ MYR 7.96 Exp 12/18/18 *	137,750	$27,271

Total Warrants (Cost $64,905)		27,271

PREFERRED STOCKS - 2.5%

Brazil - 2.1%

Cia Brasileira de Distribuicao	43,700	462,378
Lojas Americanas SA	400,632	1,964,552

		2,426,930

Colombia - 0.3%

Banco Davivienda SA	50,927	350,369

India - 0.1%

Zee Entertainment Enterprises Ltd	7,089,243	96,443

Total Preferred Stocks (Cost $3,248,911)		2,873,742

COMMON STOCKS - 92.7%

Argentina - 0.6%

MercadoLibre Inc	6,170	705,483

Brazil - 4.5%

BM&FBovespa SA	414,216	1,140,174
Diagnosticos da America SA	105,500	269,333
Embraer SA ADR	51,560	1,523,082
Estacio Participacoes SA	188,100	663,253
Kroton Educacional SA	470,743	1,133,948
Sul America SA	111,635	525,125

		5,254,915

China - 25.6%

Alibaba Group Holding Ltd ADR *	53,100	4,315,437
Baidu Inc ADR *	19,270	3,642,801
China Life Insurance Co Ltd ‘H’	366,000	1,177,433
China Lodging Group Ltd ADR	6,636	207,441
China Oilfield Services Ltd ‘H’	54,000	46,011
China Pacific Insurance Group Co Ltd ‘H’	296,200	1,215,004
Ctrip.com International Ltd ADR *	64,330	2,980,409
Homeinns Hotel Group ADR *	27,350	934,276
JD.com Inc ADR *	103,311	3,333,329
New Oriental Education & Technology Group Inc ADR	57,700	1,810,049
PICC Property & Casualty Co Ltd ‘H’	366,000	720,483
Sinopharm Group Co Ltd ‘H’	455,000	1,814,798
SOHO China Ltd	789,000	380,693
Tencent Holdings Ltd	241,222	4,705,770
The People’s Insurance Co Group of China Ltd ‘H’	534,000	259,387
Tingyi Cayman Islands Holding Corp	770,000	1,094,940
Tsingtao Brewery Co Ltd ‘H’	84,000	378,202
Want Want China Holdings Ltd	1,179,000	872,085

		29,888,548

	Shares	Value
Colombia - 1.8%

Almacenes Exito SA	61,815	$258,982
Almacenes Exito SA GDR ~	44,400	188,815
Grupo Aval Acciones y Valores SA ADR	140,170	913,908
Grupo de Inversiones Suramericana SA	72,012	809,837

		2,171,542

Egypt - 0.6%

Commercial International Bank Egypt SAE	145,173	706,207

France - 2.2%

Kering	6,850	1,167,615
LVMH Moet Hennessy Louis Vuitton SE	9,008	1,408,198

		2,575,813

Hong Kong - 6.9%

AIA Group Ltd	382,800	2,280,553
Hang Lung Group Ltd	161,000	522,038
Hang Lung Properties Ltd	523,000	1,186,203
Hong Kong Exchanges and Clearing Ltd	58,212	1,479,232
Jardine Strategic Holdings Ltd	47,511	1,294,084
Melco Crown Entertainment Ltd ADR	80,580	1,353,744

		8,115,854

India - 16.4%

Apollo Hospitals Enterprise Ltd	49,202	1,086,303
Asian Paints Ltd	18,187	242,095
Cipla Ltd	56,323	550,957
Dr Reddy’s Laboratories Ltd	29,534	1,383,325
Glenmark Pharmaceuticals Ltd	26,102	361,560
Housing Development Finance Corp Ltd	278,334	5,287,952
ICICI Bank Ltd ADR	120,110	940,461
Infosys Ltd	202,081	3,358,982
Kotak Mahindra Bank Ltd	37,770	409,418
Lupin Ltd	13,151	363,178
Sun Pharmaceutical Industries Ltd	61,491	757,944
Tata Consultancy Services Ltd	44,686	1,639,990
UltraTech Cement Ltd	15,801	661,920
Zee Entertainment Enterprises Ltd	313,761	2,066,066

		19,110,151

Indonesia - 1.9%

P.T. Astra International Tbk	2,281,000	980,246
P.T. Indocement Tunggal Prakarsa Tbk	418,000	666,882
P.T. Semen Indonesia Persero Tbk	651,000	531,014
P.T. Sumber Alfaria Trijaya Tbk	5,200	219

		2,178,361

Italy - 1.4%

Prada SPA	516,900	1,603,977

Malaysia - 1.7%

Genting Bhd	895,500	1,525,819
Genting Malaysia Bhd	482,600	491,541

		2,017,360

Mexico - 6.8%

America Movil SAB de CV ‘L’ ADR	64,950	913,197
Fomento Economico Mexicano SAB de CV	161,502	1,506,646
Grupo Aeroportuario del Sureste SAB de CV ‘B’	34,728	491,989
Grupo Financiero Banorte SAB de CV ‘O’	408,693	2,248,055
Grupo Financiero Inbursa SAB de CV ‘O’	592,844	1,073,583
Grupo Televisa SAB ADR	40,730	1,108,263
Telesites SAB *	64,950	42,359
Wal-Mart de Mexico SAB de CV	247,191	623,912

		8,008,004

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Nigeria - 0.9%

Guaranty Trust Bank PLC	1,604,163	$146,598
Nigerian Breweries PLC	791,009	541,650
Zenith Bank PLC	5,042,048	356,371

		1,044,619

Philippines - 3.0%

Jollibee Foods Corp	188,560	876,483
SM Investments Corp	75,075	1,375,094
SM Prime Holdings Inc	2,782,070	1,281,572

		3,533,149

Poland - 0.1%

Bank Pekao SA	3,268	119,164

Russia - 6.9%

Alrosa PAO +	859,188	658,397
Magnit PJSC (RTS) * +	23,874	3,672,017
NOVATEK OAO GDR (LI) ~	29,852	2,447,104
Sberbank of Russia PAO ADR	225,800	1,317,040

		8,094,558

Singapore - 0.6%

Global Logistic Properties Ltd	453,000	682,072

South Korea - 1.3%

NAVER Corp	2,697	1,501,984

Switzerland - 0.3%

Glencore PLC	300,735	400,152

Taiwan - 2.3%

Taiwan Semiconductor Manufacturing Co Ltd	614,995	2,653,750

Thailand - 0.9%

Airports of Thailand PCL	40,500	389,412
CP ALL PCL	577,700	630,116

		1,019,528

Turkey - 1.1%

Anadolu Efes Biracilik Ve Malt Sanayii AS	91,343	591,587
BIM Birlesik Magazalar AS	38,650	680,473

		1,272,060

United Arab Emirates - 1.5%

DP World Ltd	85,051	1,723,433

United Kingdom - 2.4%

Old Mutual PLC	572,921	1,532,496
SABMiller PLC	20,661	1,237,594

		2,770,090

United States - 1.0%

Las Vegas Sands Corp	26,210	1,149,046

Total Common Stocks (Cost $93,490,995)		108,299,820

	Shares	Value
SHORT-TERM INVESTMENT - 5.0%

Money Market Fund - 5.0%

BlackRock Liquidity Funds T-Fund Portfolio	5,891,817	$5,891,817

Total Short-Term Investment (Cost $5,891,817)		5,891,817

TOTAL INVESTMENTS - 100.2% (Cost $102,696,628)		117,092,650

OTHER ASSETS & LIABILITIES, NET - (0.2%)		(281,455)

NET ASSETS - 100.0%		$116,811,195

Notes to Schedule of Investments

(a)	As of December 31, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	24.9%
Consumer Discretionary	23.0%
Information Technology	19.3%
Consumer Staples	10.9%
Industrials	5.8%
Health Care	5.6%
Short-Term Investment	5.0%
Others (each less than 3.0%)	5.7%

	100.2%
Other Assets & Liabilities, Net	(0.2%	)

	100.0%

(b)	Investments with a total aggregate value of $4,330,414 or 3.7% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EMERGING MARKETS FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable inputs
Assets	Warrants (1)	$27,271	$27,271	$—	$—
	Preferred Stocks (1)	2,873,742	2,873,742	—	—
	Common Stocks
	Argentina	705,483	705,483	—	—
	Brazil	5,254,915	5,254,915	—	—
	China	29,888,548	17,223,742	12,664,806	—
	Colombia	2,171,542	1,982,727	188,815	—
	Egypt	706,207	706,207	—	—
	France	2,575,813	—	2,575,813	—
	Hong Kong	8,115,854	1,353,744	6,762,110	—
	India	19,110,151	940,461	18,169,690	—
	Indonesia	2,178,361	—	2,178,361	—
	Italy	1,603,977	—	1,603,977	—
	Malaysia	2,017,360	—	2,017,360	—
	Mexico	8,008,004	8,008,004	—	—
	Nigeria	1,044,619	—	1,044,619	—
	Philippines	3,533,149	—	3,533,149	—
	Poland	119,164	—	119,164	—
	Russia	8,094,558	—	8,094,558	—
	Singapore	682,072	—	682,072	—
	South Korea	1,501,984	—	1,501,984	—
	Switzerland	400,152	—	400,152	—
	Taiwan	2,653,750	—	2,653,750	—
	Thailand	1,019,528	1,019,528	—	—
	Turkey	1,272,060	—	1,272,060	—
	United Arab Emirates	1,723,433	—	1,723,433	—
	United Kingdom	2,770,090	—	2,770,090	—
	United States	1,149,046	1,149,046	—	—

		108,299,820	38,343,857	69,955,963	—

	Short-Term Investment	5,891,817	5,891,817	—	—

	Total	$117,092,650	$47,136,687	$69,955,963	$—

During the nine-month period ended December 31, 2015, investments with a total aggregate value of $2,768,052 were transferred from Level 1 to Level 2 due to valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading. Also during the same period, an investment with a value of $706,207 was transferred from Level 2 to Level 1 due to the removal of valuation adjustments made to exchange-traded prices as a result of market movements following the close of local trading.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.1%

Australia - 0.5%

Orica Ltd	123,439	$1,380,802

Belgium - 0.7%

KBC Groep NV	34,387	2,150,085

Brazil - 0.4%

Ambev SA ADR	294,571	1,313,787

Canada - 4.0%

Canadian National Railway Co	104,181	5,821,634
Element Financial Corp	155,465	1,876,321
Loblaw Cos Ltd	43,976	2,076,600
Suncor Energy Inc	83,249	2,149,060

		11,923,615

China - 0.5%

Alibaba Group Holding Ltd ADR *	19,040	1,547,381

Denmark - 0.6%

Carlsberg AS ‘B’	20,466	1,809,501

France - 13.7%

Air Liquide SA	53,825	6,045,325
Bureau Veritas SA	76,262	1,517,652
Danone SA	100,400	6,775,769
Dassault Systemes	26,403	2,112,479
Engie	210,089	3,718,114
Hermes International	1,926	649,377
L’Oreal SA	7,966	1,340,212
Legrand SA	45,521	2,569,257
LVMH Moet Hennessy Louis Vuitton SE	32,298	5,049,066
Pernod Ricard SA	57,545	6,542,384
Schneider Electric SE	90,669	5,162,347

		41,481,982

Germany - 11.1%

Bayer AG	82,016	10,289,889
Beiersdorf AG	62,489	5,684,666
Linde AG	32,783	4,758,587
Merck KGaA	29,220	2,838,229
MTU Aero Engines AG	14,080	1,372,529
ProSiebenSat.1 Media SE	47,405	2,397,948
SAP SE	76,156	6,065,950

		33,407,798

Hong Kong - 3.3%

AIA Group Ltd	1,131,862	6,743,134
Global Brands Group Holding Ltd *	5,352,639	1,011,074
Li & Fung Ltd	3,241,358	2,187,316

		9,941,524

India - 1.6%

Housing Development Finance Corp Ltd	174,222	3,309,972
Tata Consultancy Services Ltd	43,444	1,594,409

		4,904,381

Israel - 0.7%

Check Point Software Technologies Ltd *	25,390	2,066,238

	Shares	Value
Japan - 13.5%

Denso Corp	141,300	$6,737,096
FANUC Corp	18,200	3,137,521
Honda Motor Co Ltd	173,400	5,556,003
Hoya Corp	188,600	7,688,976
Inpex Corp	343,600	3,390,859
Japan Tobacco Inc	119,300	4,380,355
Kyocera Corp	70,000	3,244,444
Shin-Etsu Chemical Co Ltd	32,500	1,765,270
Terumo Corp	160,600	4,970,952

		40,871,476

Netherlands - 5.7%

Akzo Nobel NV	72,858	4,866,468
Heineken NV	21,198	1,809,226
ING Groep NV CVA	435,771	5,865,965
Randstad Holding NV	74,241	4,618,167

		17,159,826

Singapore - 1.8%

DBS Group Holdings Ltd	357,300	4,183,088
Singapore Telecommunications Ltd	491,962	1,266,102

		5,449,190

Spain - 1.3%

Amadeus IT Holding SA ‘A’	89,330	3,933,513

Sweden - 1.2%

Hennes & Mauritz AB ‘B’	105,198	3,746,033

Switzerland - 12.9%

Julius Baer Group Ltd	39,538	1,895,598
Kuehne + Nagel International AG	9,112	1,249,389
Nestle SA	141,264	10,471,005
Novartis AG	70,508	6,026,784
Roche Holding AG	38,235	10,537,112
Sonova Holding AG	11,798	1,497,712
UBS Group AG	380,504	7,322,382

		38,999,982

Taiwan - 2.7%

Hon Hai Precision Industry Co Ltd	531,030	1,298,803
Taiwan Semiconductor Manufacturing Co Ltd ADR	303,781	6,911,018

		8,209,821

United Kingdom - 20.3%

Barclays PLC	948,262	3,069,238
BG Group PLC	163,195	2,366,555
Compass Group PLC	556,873	9,638,305
Delphi Automotive PLC	22,554	1,933,554
Diageo PLC	221,997	6,054,003
HSBC Holdings PLC	658,689	5,198,033
Prudential PLC	144,399	3,232,811
Reckitt Benckiser Group PLC	73,920	6,804,298
Rio Tinto PLC	74,186	2,161,990
Rolls-Royce Holdings PLC	291,504	2,467,441
Rolls-Royce Holdings PLC ‘C’ * +	27,022,420	39,837
Sky PLC	318,399	5,209,338
Smiths Group PLC	184,201	2,548,277
Standard Chartered PLC	167,969	1,393,534
WPP PLC	405,726	9,338,940

		61,456,154

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL LARGE-CAP FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
United States - 2.6%

Valeant Pharmaceuticals International Inc *	17,618	$1,790,870
Yum! Brands Inc	81,919	5,984,183

		7,775,053

Total Common Stocks (Cost $261,589,477)		299,528,142

SHORT-TERM INVESTMENT - 0.9%

Money Market Fund - 0.9%

BlackRock Liquidity Funds T-Fund Portfolio	2,700,312	2,700,312

Total Short-Term Investment (Cost $2,700,312)		2,700,312

TOTAL INVESTMENTS - 100.0% (Cost $264,289,789)		302,228,454

OTHER ASSETS & LIABILITIES, NET - 0.0%		78,488

NET ASSETS - 100.0%		$302,306,942

Notes to Schedule of Investments

(a)	As of December 31, 2015, the fund’s composition as a percentage of net assets was as follows:

Consumer Discretionary	19.7%
Consumer Staples	18.2%
Financials	15.3%
Health Care	15.1%
Industrials	10.1%
Information Technology	9.5%
Materials	7.0%
Others (each less than 3.0%)	5.1%

100.0%
Other Assets & Liabilities, Net	0.0%

100.0%

(b)	An investment with a value of $39,837 or less than 0.1% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks
	Australia	$1,380,802	$—	$1,380,802	$—
	Belgium	2,150,085	—	2,150,085	—
	Brazil	1,313,787	1,313,787	—	—
	Canada	11,923,615	11,923,615	—	—
	China	1,547,381	1,547,381	—	—
	Denmark	1,809,501	—	1,809,501	—
	France	41,481,982	—	41,481,982	—
	Germany	33,407,798	—	33,407,798	—
	Hong Kong	9,941,524	—	9,941,524	—
	India	4,904,381	—	4,904,381	—
	Israel	2,066,238	2,066,238	—	—
	Japan	40,871,476	—	40,871,476	—
	Netherlands	17,159,826	—	17,159,826	—
	Singapore	5,449,190	—	5,449,190	—
	Spain	3,933,513	—	3,933,513	—
	Sweden	3,746,033	—	3,746,033	—
	Switzerland	38,999,982	—	38,999,982	—
	Taiwan	8,209,821	6,911,018	1,298,803	—
	United Kingdom	61,456,154	1,933,554	59,522,600	—
	United States	7,775,053	7,775,053	—	—

		299,528,142	33,470,646	266,057,496	—

	Short-Term Investment	2,700,312	2,700,312	—	—

	Total	$302,228,454	$36,170,958	$266,057,496	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 0.3%

Germany - 0.3%

Jungheinrich AG	4,892	$403,325

Total Preferred Stocks (Cost $307,684)		403,325

COMMON STOCKS - 98.4%

Australia - 5.3%

Alumina Ltd	313,784	261,404
Austal Ltd	195,136	222,104
Aveo Group »	163,081	371,619
Beach Energy Ltd	373,221	133,843
Cabcharge Australia Ltd	98,506	212,506
Challenger Ltd	75,926	478,639
CSR Ltd	137,032	286,252
Genworth Mortgage Insurance Australia Ltd	90,705	180,816
Independence Group NL	83,168	151,733
iSentia Group Ltd	95,363	334,484
JB Hi-Fi Ltd	24,995	353,392
Nufarm Ltd	83,662	506,720
Orora Ltd	294,270	478,394
OzForex Group Ltd	160,294	381,545
Pact Group Holdings Ltd	68,568	249,289
Sandfire Resources NL	82,801	334,425
Sirtex Medical Ltd	8,914	258,602
Spotless Group Holdings Ltd	276,215	215,770
Steadfast Group Ltd	295,194	333,100
The Star Entertainment Group Ltd	156,064	574,398
Western Areas Ltd	100,233	161,852

		6,480,887

Belgium - 0.9%

Cie D’Entreprises CFE	2,176	257,673
Mobistar SA *	12,747	309,103
Ontex Group NV	15,325	544,757

		1,111,533

Canada - 6.2%

Advantage Oil & Gas Ltd *	69,200	351,576
Aimia Inc	26,300	178,856
Birchcliff Energy Ltd *	57,100	166,715
Bird Construction Inc	28,700	269,639
Canfor Pulp Products Inc	25,500	249,342
Cascades Inc	61,600	565,828
CCL Industries Inc ‘B’	4,300	697,254
Celestica Inc *	22,500	248,789
Chorus Aviation Inc	85,600	346,433
Concordia Healthcare Corp	4,000	163,446
Great Canadian Gaming Corp *	18,000	201,243
Intertape Polymer Group Inc	27,000	364,696
Kinaxis Inc *	6,900	233,973
Laurentian Bank of Canada	8,800	307,176
Linamar Corp	6,300	340,246
Martinrea International Inc	43,500	330,408
Parex Resources Inc *	42,000	308,391
Parkland Fuel Corp	18,200	306,337
Ritchie Bros Auctioneers Inc	14,500	349,375
Sandvine Corp *	93,900	240,230
SEMAFO Inc *	91,400	231,852
The Intertain Group Ltd *	34,600	249,054
Transcontinental Inc ‘A’	32,700	407,893
Western Energy Services Corp	78,000	218,718
Westshore Terminals Investment Corp	16,000	134,711

		7,462,181

	Shares	Value
China - 0.2%

Yangzijiang Shipbuilding Holdings Ltd	256,000	$197,661

Denmark - 1.9%

Bakkafrost PF	13,570	399,798
NKT Holding AS	5,927	305,111
Royal Unibrew AS	12,070	489,506
SimCorp AS	6,745	380,395
Sydbank AS	16,332	523,322
Topdanmark AS *	9,420	267,992

		2,366,124

Finland - 0.9%

Kesko OYJ ‘B’	7,035	245,608
Sponda OYJ	63,965	270,407
Valmet OYJ	28,064	270,273
YIT OYJ	47,542	267,704

		1,053,992

France - 7.1%

Alten SA	4,546	263,588
Atos SE	6,824	573,145
Coface SA *	37,461	379,690
Eiffage SA	6,628	427,441
Eutelsat Communications SA	14,605	436,158
Faurecia	11,078	443,825
Groupe Eurotunnel SE	39,673	492,353
Innate Pharma SA *	17,272	253,628
Ipsen SA	6,843	453,223
IPSOS	15,195	349,926
Peugeot SA *	47,917	840,173
Saft Groupe SA	7,795	237,536
SCOR SE	18,548	693,868
Societe BIC SA	3,358	552,531
Technicolor SA	55,578	449,738
UBISOFT Entertainment *	14,387	416,237
Valeo SA	3,332	514,413
Veolia Environnement SA	21,302	504,929
Wendel SA	3,223	382,835

		8,665,237

Germany - 5.0%

Aurubis AG	7,581	386,600
Freenet AG	14,256	483,368
Gerresheimer AG	5,349	418,369
Grand City Properties SA	15,698	367,245
HOCHTIEF AG	4,372	405,458
KION Group AG	8,259	410,617
Nordex SE *	13,124	466,519
OSRAM Licht AG	10,032	422,126
Pfeiffer Vacuum Technology AG	525	53,493
Rheinmetall AG	5,858	390,122
RHOEN-KLINIKUM AG	11,823	354,362
Salzgitter AG	11,471	283,229
Software AG	16,972	486,049
STADA Arzneimittel AG	8,383	337,745
Talanx AG	10,992	339,830
United Internet AG	8,766	482,056

		6,087,188

Hong Kong - 2.2%

Dah Sing Banking Group Ltd	232,000	408,303
Fortune REIT	360,900	367,507
HK Electric Investments & HK Electric Investments Ltd » ~	554,500	464,522
Kerry Properties Ltd	95,500	259,984
Lifestyle International Holdings Ltd	131,500	175,555

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
SmarTone Telecommunications Holdings Ltd	180,000	$273,332
Texwinca Holdings Ltd	388,000	404,594
The United Laboratories International Holdings Ltd *	500,000	274,275

		2,628,072

Ireland - 0.3%

Irish Continental Group PLC	60,833	359,501

Israel - 0.8%

Israel Discount Bank Ltd ‘A’ *	168,295	305,031
Mizrahi Tefahot Bank Ltd	33,633	401,592
Syneron Medical Ltd *	28,490	219,658

		926,281

Italy - 3.2%

Amplifon SPA	37,148	321,706
Anima Holding SPA ~	65,687	563,693
Brembo SPA	11,585	559,287
De’ Longhi SPA	14,940	447,215
DiaSorin SPA	5,956	311,458
ERG SPA	34,077	458,072
Moncler SPA	20,218	279,991
Salini Impregilo SPA	90,665	390,530
Saras SPA *	260,777	499,569

		3,831,521

Japan - 23.8%

Accretive Co Ltd	69,500	260,117
Ain Holdings Inc	7,700	366,808
Asatsu-DK Inc	14,600	353,593
Bank of the Ryukyus Ltd	22,800	321,450
Central Glass Co Ltd	80,000	366,766
Create SD Holdings Co Ltd	12,600	306,009
Daihen Corp	8,316	39,176
Daikyonishikawa Corp	34,000	629,599
Daiwabo Holdings Co Ltd	183,000	365,395
Dexerials Corp *	28,100	301,168
Eiken Chemical Co Ltd	15,600	287,026
Foster Electric Co Ltd	12,900	280,377
Fuji Electric Co Ltd	64,000	268,378
Fujimi Inc	16,100	222,086
Fujitsu General Ltd	32,000	406,528
Furukawa Electric Co Ltd	173,000	366,331
HANEDA ZENITH HOLDINGS Co Ltd	97,500	163,958
Happinet Corp	23,000	223,768
Haseko Corp	52,100	575,166
Hokuhoku Financial Group Inc	155,000	315,788
Idemitsu Kosan Co Ltd	21,500	342,077
Iino Kaiun Kaisha Ltd	41,000	169,402
Japan Aviation Electronics Industry Ltd	19,000	273,100
Japan Medical Dynamic Marketing Inc	51,400	306,119
Jeol Ltd	48,000	312,211
Kaken Pharmaceutical Co Ltd	9,000	613,495
Kawasaki Kisen Kaisha Ltd	148,000	316,335
Kinden Corp	30,000	382,497
Kitagawa Iron Works Co Ltd	123,000	271,569
Kyudenko Corp	28,000	501,080
Leopalace21 Corp *	58,700	317,170
Marvelous Inc	33,500	253,752
Matsumotokiyoshi Holdings Co Ltd	9,700	494,965
Medical System Network Co Ltd	47,100	252,287
Meidensha Corp	99,000	398,597
Meisei Industrial Co Ltd	51,000	210,664
Mirait Holdings Corp	23,100	190,567
Morinaga & Co Ltd	60,000	315,142
Nakanishi Inc	7,700	300,713
Nexon Co Ltd	32,500	527,555
Nichi-iko Pharmaceutical Co Ltd	18,900	449,070
Nihon Unisys Ltd	33,300	366,559

	Shares	Value
Nippon Piston Ring Co Ltd	14,900	$251,486
Nippon Suisan Kaisha Ltd	118,300	657,189
Nippon Thompson Co Ltd	63,000	273,065
Nishimatsuya Chain Co Ltd	39,200	340,310
Nissha Printing Co Ltd	21,300	414,938
North Pacific Bank Ltd	90,000	310,357
NTN Corp	68,000	286,742
OAK Capital Corp	86,200	152,748
Obayashi Road Corp	46,000	311,266
Okasan Securities Group Inc	41,000	233,233
OKUMA Corp	38,000	307,077
Oracle Corp Japan	7,400	345,097
OSJB Holdings Corp	146,900	293,182
Pigeon Corp	15,500	376,364
Riso Kagaku Corp	17,200	279,073
Ryobi Ltd	90,000	379,723
SAMTY Co Ltd	30,200	314,039
Sankyu Inc	82,000	417,505
Sanyo Special Steel Co Ltd	112,000	530,410
Seikagaku Corp	23,300	346,640
Senshu Ikeda Holdings Inc	67,200	277,564
Sumitomo Osaka Cement Co Ltd	115,000	422,537
Sumitomo Real Estate Sales Co Ltd	16,000	366,572
T-Gaia Corp	21,400	242,752
Takuma Co Ltd	54,000	443,013
TASAKI & Co Ltd	17,800	241,534
The Okinawa Electric Power Co Inc	12,900	333,910
TOA ROAD Corp	82,000	298,641
Toagosei Co Ltd	47,500	406,811
Toho Gas Co Ltd	87,000	561,833
Token Corp	7,400	569,465
Tokuyama Corp *	141,000	305,700
Tokyo Tekko Co Ltd	71,000	316,192
Toridoll Corp	22,200	404,942
Tosei Corp	47,200	297,412
Towa Corp	64,100	409,795
Toyota Boshoku Corp	14,100	283,173
Tsubakimoto Chain Co	37,000	284,351
Tsuruha Holdings Inc	4,800	417,100
Valor Holdings Co Ltd	9,500	223,137
Yuasa Trading Co Ltd	18,200	449,415
Zenkoku Hosho Co Ltd	14,600	481,805

		28,842,511

Luxembourg - 0.3%

APERAM SA *	10,265	363,524

Netherlands - 1.5%

ASM International NV	7,051	274,561
BinckBank NV	29,288	252,441
Boskalis Westminster	11,295	460,131
Corbion NV	16,444	398,072
Delta Lloyd NV	23,427	137,619
Euronext NV ~	6,651	340,135

		1,862,959

Norway - 0.4%

Frontline Ltd	101,925	291,864
Protector Forsikring ASA	29,552	246,029

		537,893

Portugal - 0.7%

CTT-Correios de Portugal SA	26,612	255,815
REN - Redes Energeticas Nacionais SGPS SA	115,345	348,444
Sonae SGPS SA	257,651	292,793

		897,052

Singapore - 1.6%

CDL Hospitality Trusts REIT	219,000	204,468
Mapletree Greater China Commercial Trust REIT	412,709	266,133

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Mapletree Industrial Trust REIT	296,400	$317,570
Mapletree Logistics Trust REIT	458,000	318,832
Neptune Orient Lines Ltd *	374,600	324,261
SATS Ltd	86,000	232,846
Starhill Global REIT	423,600	225,388

		1,889,498

South Africa - 0.2%

Mondi PLC	15,306	298,504

South Korea - 3.8%

Amotech Co Ltd *	17,380	310,674
Daelim Industrial Co Ltd	3,898	219,799
Dongbu Insurance Co Ltd	6,395	382,736
Hanwha Life Insurance Co Ltd	39,478	247,556
Hyundai Marine & Fire Insurance Co Ltd	13,018	399,418
Hyundai Mipo Dockyard Co Ltd *	4,150	181,722
Mirae Asset Securities Co Ltd	14,233	261,460
NS Shopping Co Ltd *	1,825	287,101
Osstem Implant Co Ltd *	9,717	663,724
S-Oil Corp	4,776	319,313
Seah Besteel Corp	9,496	221,454
Silicon Works Co Ltd	9,230	301,229
Tongyang Life Insurance Co Ltd	44,857	443,437
Vieworks Co Ltd	8,956	335,913

		4,575,536

Spain - 3.0%

Acciona SA	5,074	431,734
Almirall SA	7,623	153,952
Cia de Distribucion Integral Logista Holdings SA	17,384	366,317
Enagas SA	22,395	630,151
Euskaltel SA * ~	20,877	262,284
Gamesa Corp Tecnologica SA	53,425	916,292
Grupo Catalana Occidente SA	13,649	474,019
Mediaset Espana Comunicacion SA	32,159	348,313

		3,583,062

Sweden - 4.5%

Axfood AB	20,984	362,022
Betsson AB	13,661	250,106
Bilia AB ‘A’	14,850	336,256
BillerudKorsnas AB	33,537	619,959
Boliden AB	20,577	341,178
Clas Ohlson AB ‘B’	22,881	414,435
Hemfosa Fastigheter AB	24,160	266,860
Intrum Justitia AB	13,031	443,304
Inwido AB	35,114	459,765
JM AB	13,591	403,306
Medivir AB ‘B’ *	24,034	185,913
Mycronic AB	45,371	439,478
Nobia AB	28,753	359,324
Peab AB	32,459	248,570
Wihlborgs Fastigheter AB	15,042	303,489

		5,433,965

Switzerland - 7.2%

Actelion Ltd	4,543	625,110
Adecco SA	10,181	699,066
Ascom Holding AG	15,434	245,536
Baloise Holding AG	2,789	353,678
Cembra Money Bank AG	6,506	417,526
Emmi AG	613	275,243
Flughafen Zuerich AG	626	469,556
Forbo Holding AG	410	480,554
Givaudan SA *	435	782,715
Julius Baer Group Ltd	12,671	607,495
Logitech International SA	28,455	435,577
Lonza Group AG	5,432	883,101

	Shares	Value
Oriflame Holdings AG *	3,098	$49,751
Partners Group Holding AG	1,687	605,693
Rieter Holding AG	1,584	295,543
Straumann Holding AG	1,583	477,970
Swiss Life Holding AG	2,836	761,125
Vontobel Holding AG	6,886	325,361

		8,790,600

Thailand - 0.2%

GFPT PCL NVDR	932,204	256,402

United Kingdom - 17.2%

3i Group PLC	101,296	713,976
Acacia Mining PLC	77,282	205,103
Barratt Developments PLC	84,426	773,666
Beazley PLC	114,085	656,693
Bellway PLC	19,878	828,906
Berkeley Group Holdings PLC	11,759	638,975
Bodycote PLC	38,255	319,221
Booker Group PLC	194,241	519,040
Britvic PLC	24,313	260,289
De La Rue PLC	44,327	289,346
Debenhams PLC	362,568	389,381
Dialog Semiconductor PLC *	14,475	487,470
Dixons Carphone PLC	51,513	378,587
DS Smith PLC	106,468	621,112
Galliford Try PLC	22,391	503,142
Genus PLC	12,815	292,901
Go-Ahead Group PLC	10,299	405,057
Grafton Group PLC	38,716	421,335
Greene King PLC	23,133	315,685
Greggs PLC	20,300	393,053
Hays PLC	240,340	514,082
Howden Joinery Group PLC	63,307	491,188
Inchcape PLC	50,584	581,597
Inmarsat PLC	23,985	399,629
Intermediate Capital Group PLC	58,630	541,450
John Wood Group PLC	41,736	374,262
LondonMetric Property PLC REIT	185,229	447,324
Man Group PLC	184,662	473,665
Marshalls PLC	62,881	301,169
Mitie Group PLC	83,406	381,991
Moneysupermarket.com Group PLC	90,717	490,009
National Express Group PL	77,222	378,722
OneSavings Bank PLC	69,671	362,011
Pace PLC +	81,813	523,781
Persimmon PLC	18,904	564,550
Premier Foods PLC *	450,384	260,449
QinetiQ Group PLC	127,240	505,857
Rathbone Brothers PLC	8,277	268,373
Safestore Holdings PLC REIT	86,754	456,317
Segro PLC REIT	47,962	302,765
St Modwen Properties PLC	37,298	227,502
Synthomer PLC	72,168	336,122
Taylor Wimpey PLC	256,646	766,393
WH Smith PLC	18,538	483,231
Workspace Group PLC REIT	33,537	473,365
WS Atkins PLC	20,887	496,949

		20,815,691

Total Common Stocks (Cost $114,894,141)		119,317,375

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL SMALL-CAP FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,293,866	$1,293,866

Total Short-Term Investment (Cost $1,293,866)		1,293,866

TOTAL INVESTMENTS - 99.8% (Cost $116,495,691)		121,014,566

OTHER ASSETS & LIABILITIES, NET - 0.2%		182,116

NET ASSETS - 100.0%		$121,196,682

Notes to Schedule of Investments

(a)	As of December 31, 2015, the fund’s composition as a percentage of net assets was as follows:

Industrials	21.5%
Financials	20.1%
Consumer Discretionary	17.3%
Materials	9.8%
Information Technology	8.5%
Health Care	7.9%
Consumer Staples	6.4%
Energy	3.1%
Others (each less than 3.0%)	5.2%

99.8%
Other Assets & Liabilities, Net	0.2%

100.0%

(b)	An investment with a value of $523,781 or 0.4% of the fund’s net assets was valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Preferred Stocks (1)	$403,325	$—	$403,325	$—
	Common Stocks
	Australia	6,480,887	—	6,480,887	—
	Belgium	1,111,533	—	1,111,533	—
	Canada	7,462,181	7,462,181	—	—
	China	197,661	—	197,661	—
	Denmark	2,366,124	—	2,366,124	—
	Finland	1,053,992	—	1,053,992	—
	France	8,665,237	—	8,665,237	—
	Germany	6,087,188	—	6,087,188	—
	Hong Kong	2,628,072	—	2,628,072	—
	Ireland	359,501	—	359,501	—
	Israel	926,281	219,658	706,623	—
	Italy	3,831,521	—	3,831,521	—
	Japan	28,842,511	—	28,842,511	—
	Luxembourg	363,524	—	363,524	—
	Netherlands	1,862,959	—	1,862,959	—
	Norway	537,893	—	537,893	—
	Portugal	897,052	—	897,052	—
	Singapore	1,889,498	—	1,889,498	—
	South Africa	298,504	—	298,504	—
	South Korea	4,575,536	—	4,575,536	—
	Spain	3,583,062	—	3,583,062	—
	Sweden	5,433,965	—	5,433,965	—
	Switzerland	8,790,600	—	8,790,600	—
	Thailand	256,402	—	256,402	—
	United Kingdom	20,815,691	—	20,815,691	—

		119,317,375	7,681,839	111,635,536	—

	Short-Term Investment	1,293,866	1,293,866	—	—

	Total	$121,014,566	$8,975,705	$112,038,861	$—

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
PREFERRED STOCKS - 1.3%

Brazil - 0.6%

Itau Unibanco Holding SA ADR	138,821	$903,725

Germany - 0.7%

Henkel AG & Co KGaA	9,234	1,029,338

Total Preferred Stocks (Cost $2,394,219)		1,933,063

COMMON STOCKS - 97.0%

Australia - 2.8%

Australia & New Zealand Banking Group Ltd	114,841	2,317,601
Goodman Group REIT	302,490	1,369,501
Oil Search Ltd	96,638	473,126

		4,160,228

Belgium - 1.8%

Anheuser-Busch InBev SA/NV	8,658	1,069,485
KBC Groep NV	27,010	1,688,830

		2,758,315

China - 2.1%

China Overseas Land & Investment Ltd	230,000	798,570
CNOOC Ltd	1,248,000	1,282,775
Industrial & Commercial Bank of China Ltd ‘H’	1,731,000	1,036,768

		3,118,113

Finland - 3.3%

Nokia OYJ	373,533	2,659,207
UPM-Kymmene OYJ	122,812	2,274,587

		4,933,794

France - 12.2%

Airbus Group SE	21,075	1,415,056
AXA SA	123,264	3,369,888
BNP Paribas SA	55,478	3,140,294
Cap Gemini SA	15,367	1,421,887
Renault SA	21,581	2,163,400
Societe Generale SA	26,010	1,199,782
Thales SA	16,228	1,215,998
TOTAL SA	98,108	4,369,346

		18,295,651

Germany - 6.9%

Bayer AG	17,347	2,176,389
Bayerische Motoren Werke AG	15,416	1,623,599
Brenntag AG	23,223	1,212,068
Daimler AG	36,203	3,021,889
HeidelbergCement AG	10,522	858,407
Infineon Technologies AG	99,845	1,461,122

		10,353,474

Hong Kong - 1.1%

Cheung Kong Property Holdings Ltd l	—	1
CK Hutchison Holdings Ltd	123,521	1,657,899

		1,657,900

Ireland - 1.5%

Ryanair Holdings PLC ADR	14,408	1,245,716
Shire PLC	15,505	1,062,623

		2,308,339

Israel - 1.0%

Teva Pharmaceutical Industries Ltd ADR	22,337	1,466,201

	Shares	Value
Italy - 5.0%

Assicurazioni Generali SPA	72,327	$1,322,433
Enel SPA	585,838	2,450,444
Intesa Sanpaolo SPA	644,548	2,148,030
Telecom Italia SPA *	1,217,051	1,534,001

		7,454,908

Japan - 22.7%

Daikin Industries Ltd	23,400	1,702,997
Daiwa House Industry Co Ltd	74,500	2,135,959
Dentsu Inc	28,100	1,538,119
Japan Airlines Co Ltd	41,200	1,475,433
Kawasaki Heavy Industries Ltd	198,000	732,211
Mitsubishi UFJ Financial Group Inc	728,900	4,511,085
Mitsui Fudosan Co Ltd	75,000	1,879,310
Nippon Telegraph & Telephone Corp	96,600	3,835,197
Nissan Motor Co Ltd	209,800	2,197,205
Seven & i Holdings Co Ltd	29,300	1,335,946
Sompo Japan Nipponkoa Holdings Inc	51,100	1,671,445
Sony Corp	83,800	2,052,965
Sumitomo Mitsui Financial Group Inc	42,600	1,606,970
The Dai-ichi Life Insurance Co Ltd	74,400	1,234,502
Toyota Motor Corp	72,800	4,468,467
Yamato Holdings Co Ltd	70,400	1,492,093

		33,869,904

Luxembourg - 0.5%

ArcelorMittal	186,654	779,918

Netherlands - 6.5%

ING Groep NV CVA	172,069	2,316,241
Koninklijke KPN NV	511,388	1,931,028
Koninklijke Philips NV	59,698	1,517,855
NN Group NV	46,877	1,648,462
Royal Dutch Shell PLC ‘A’	102,649	2,306,178

		9,719,764

Norway - 1.2%

Norsk Hydro ASA	461,971	1,718,174

South Korea - 1.2%

Samsung Electronics Co Ltd	1,716	1,832,399

Sweden - 1.9%

Electrolux AB ‘B’	72,445	1,738,884
Nordea Bank AB	95,942	1,046,886

		2,785,770

Switzerland - 5.2%

Credit Suisse Group AG	64,728	1,398,988
Nestle SA	19,953	1,478,989
Roche Holding AG	10,320	2,844,070
Wolseley PLC	36,505	1,984,382

		7,706,429

United Kingdom - 20.1%

AstraZeneca PLC	30,701	2,075,675
Aviva PLC	164,197	1,240,688
Barclays PLC	611,290	1,978,561
Barratt Developments PLC	92,740	849,854
BG Group PLC	117,675	1,706,452
British American Tobacco PLC	30,648	1,702,171
Centrica PLC	506,305	1,626,271
Dixons Carphone PLC	183,244	1,346,724
GlaxoSmithKline PLC	105,061	2,122,034
InterContinental Hotels Group PLC	17,317	671,967

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Shares	Value
Lloyds Banking Group PLC	2,284,277	$2,458,628
National Grid PLC	168,295	2,314,780
Prudential PLC	123,408	2,762,863
Rio Tinto PLC	74,175	2,161,669
Standard Chartered PLC	88,922	737,731
Vodafone Group PLC	1,345,831	4,353,149

		30,109,217

Total Common Stocks (Cost $139,999,825)		145,028,498

SHORT-TERM INVESTMENT - 1.1%

Money Market Fund - 1.1%

BlackRock Liquidity Funds T-Fund Portfolio	1,605,332	1,605,332

Total Short-Term Investment (Cost $1,605,332)		1,605,332

TOTAL INVESTMENTS - 99.4% (Cost $143,999,376)		148,566,893

OTHER ASSETS & LIABILITIES, NET - 0.6%		904,272

NET ASSETS - 100.0%		$149,471,165

Notes to Schedule of Investments

(a)	As of December 31, 2015, the fund’s composition as a percentage of net assets was as follows:

Financials	32.1%
Consumer Discretionary	14.5%
Industrials	10.5%
Health Care	7.9%
Telecommunication Services	7.8%
Energy	6.7%
Materials	5.2%
Information Technology	4.9%
Consumer Staples	4.4%
Utilities	4.3%
Others (each less than 3.0%)	1.1%

99.4%
Other Assets & Liabilities, Net	0.6%

100.0%

(b)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	606,934	USD	434,887	02/16	CIT	$6,642
AUD	6,746,064	USD	4,758,695	02/16	SGN	148,893
CHF	306,882	USD	310,824	02/16	CIT	(3,993)
CHF	385,655	USD	393,174	02/16	GSC	(7,583)
CHF	6,348,264	USD	6,449,039	02/16	MSC	(101,819)
CHF	1,364,865	USD	1,381,723	02/16	RBC	(17,082)
DKK	15,854,746	USD	2,348,034	02/16	GSC	(36,962)
EUR	379,015	USD	407,821	02/16	RBS	4,422
EUR	473,908	USD	515,669	02/16	SCB	(214)
GBP	254,395	EUR	359,443	02/16	RBC	(15,890)
GBP	253,728	JPY	47,287,325	02/16	SCB	(19,620)
GBP	573,337	USD	869,359	02/16	GSC	(24,065)
GBP	583,945	USD	885,520	02/16	HSB	(24,586)
GBP	775,770	USD	1,174,675	02/16	MSC	(30,925)
GBP	259,085	USD	394,629	02/16	SGN	(12,649)
JPY	76,131,870	SEK	5,365,287	02/16	HSB	(2,377)
JPY	38,766,653	USD	318,619	02/16	MER	4,141
JPY	145,484,292	USD	1,183,661	02/16	MSC	27,600
JPY	96,678,239	USD	796,941	02/16	SCB	7,975
NOK	3,884,246	USD	461,681	02/16	GSC	(23,017)
NOK	3,391,652	USD	390,953	02/16	RBC	(7,919)
SEK	17,722,775	USD	2,086,095	02/16	CIT	15,518
SGD	627,806	USD	447,791	02/16	SCB	(5,538)
SGD	2,341,721	USD	1,667,445	02/16	SGN	(17,839)
USD	1,590,650	EUR	1,438,007	02/16	GSC	26,574
USD	3,675,514	EUR	3,338,124	02/16	HSB	44,738
USD	438,953	EUR	395,987	02/16	MER	8,250
USD	2,487,442	EUR	2,333,329	02/16	RBS	(50,451)
USD	379,900	EUR	346,419	02/16	SCB	3,110
USD	1,729,335	EUR	1,598,201	02/16	SSB	(8,981)
USD	710,576	GBP	462,029	02/16	GSC	29,387
USD	683,938	GBP	458,834	02/16	RBS	7,460
USD	8,891,860	GBP	5,795,900	02/16	SCB	346,726
USD	468,670	GBP	309,754	02/16	SSB	11,986
USD	567,728	JPY	68,660,678	02/16	HSB	(3,922)
USD	2,036,985	JPY	245,494,803	02/16	MSC	(6,936)
USD	1,865,146	NOK	15,964,057	02/16	CIT	62,257
USD	470,405	SEK	4,092,264	02/16	UBS	(14,866)

Total Forward Foreign Currency Contracts						$318,445

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF INTERNATIONAL VALUE FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Input	Level 3 Significant Unobservable Input
Assets	Preferred Stocks
	Brazil	$903,725	$903,725	$—	$—
	Germany	1,029,338	—	1,029,338	—

		1,933,063	903,725	1,029,338	—

	Common Stocks
	Australia	4,160,228	—	4,160,228	—
	Belgium	2,758,315	—	2,758,315	—
	China	3,118,113	—	3,118,113	—
	Finland	4,933,794	—	4,933,794	—
	France	18,295,651	—	18,295,651	—
	Germany	10,353,474	—	10,353,474	—
	Hong Kong	1,657,900	—	1,657,900	—
	Ireland	2,308,339	1,245,716	1,062,623	—
	Israel	1,466,201	1,466,201	—	—
	Italy	7,454,908	—	7,454,908	—
	Japan	33,869,904	—	33,869,904	—
	Luxembourg	779,918	—	779,918	—
	Netherlands	9,719,764	—	9,719,764	—
	Norway	1,718,174	—	1,718,174	—
	South Korea	1,832,399	—	1,832,399	—
	Sweden	2,785,770	—	2,785,770	—
	Switzerland	7,706,429	—	7,706,429	—
	United Kingdom	30,109,217	—	30,109,217	—

		145,028,498	2,711,917	142,316,581	—

	Short-Term Investment	1,605,332	1,605,332	—	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	755,679	—	755,679	—

	Total Assets	149,322,572	5,220,974	144,101,598	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(437,234)	—	(437,234)	—

	Total Liabilities	(437,234)	—	(437,234)	—

	Total	$148,885,338	$5,220,974	$143,664,364	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF REAL ESTATE FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.7%

Consumer Discretionary - 3.6%

Hilton Worldwide Holdings Inc	75,572	$1,617,241
La Quinta Holdings Inc *	9,080	123,579
Starwood Hotels & Resorts Worldwide Inc	10,237	709,219

		2,450,039

Financials - 95.1%

Acadia Realty Trust REIT	3,306	109,594
Apartment Investment & Management Co ‘A’ REIT	13,152	526,475
AvalonBay Communities Inc REIT	18,340	3,376,944
Boston Properties Inc REIT	29,744	3,793,550
Brixmor Property Group Inc REIT	6,730	173,769
Camden Property Trust REIT	29,279	2,247,456
Chesapeake Lodging Trust REIT	31,777	799,509
Corporate Office Properties Trust REIT	21,530	470,000
Cousins Properties Inc REIT	53,448	504,015
CubeSmart REIT	7,207	220,678
DCT Industrial Trust Inc REIT	2,218	82,887
DDR Corp REIT	30,658	516,281
Douglas Emmett Inc REIT	37,900	1,181,722
Duke Realty Corp REIT	27,884	586,122
Equity Lifestyle Properties Inc REIT	8,663	577,562
Equity Residential REIT	72,978	5,954,275
Essex Property Trust Inc REIT	3,471	830,992
Federal Realty Investment Trust REIT	1,559	227,770
General Growth Properties Inc REIT	92,003	2,503,402
Healthcare Realty Trust Inc REIT	12,592	356,605
Host Hotels & Resorts Inc REIT	239,488	3,673,746
Hudson Pacific Properties Inc REIT	43,383	1,220,798
Kimco Realty Corp REIT	70,799	1,873,342
LaSalle Hotel Properties REIT	37,278	937,915
Lexington Realty Trust REIT	1,473	11,784
Liberty Property Trust REIT	20,266	629,259
Mack-Cali Realty Corp REIT	15,014	350,577
Mid-America Apartment Communities Inc REIT	2,216	201,235
National Retail Properties Inc REIT	21,105	845,255
Paramount Group Inc REIT	17,405	315,031
Prologis Inc REIT	33,499	1,437,777
Public Storage REIT	15,479	3,834,148
QTS Realty Trust Inc ‘A’ REIT	4,226	190,635
Realty Income Corp REIT	6,280	324,236
Regency Centers Corp REIT	33,800	2,302,456
Rexford Industrial Realty Inc REIT	12,200	199,592
Senior Housing Properties Trust REIT	35,086	520,676
Simon Property Group Inc REIT	46,814	9,102,514
Sovran Self Storage Inc REIT	3,337	358,093

	Shares	Value
Spirit Realty Capital Inc REIT	12,370	$123,947
STORE Capital Corp REIT	34,470	799,704
Tanger Factory Outlet Centers Inc REIT	48,336	1,580,587
The Macerich Co REIT	2,672	215,604
The RMR Group Inc ‘A’ *	389	5,612
Ventas Inc REIT	32,933	1,858,409
Vornado Realty Trust REIT	48,638	4,861,854
Welltower Inc REIT	20,871	1,419,854
WP GLIMCHER Inc REIT	66,430	704,822
Xenia Hotels & Resorts Inc REIT	16,536	253,497

		65,192,567

Total Common Stocks (Cost $48,354,977)		67,642,606

SHORT-TERM INVESTMENT - 1.0%

Money Market Fund - 1.0%

BlackRock Liquidity Funds T-Fund Portfolio	674,163	674,163

Total Short-Term Investment (Cost $674,163)		674,163

TOTAL INVESTMENTS - 99.7% (Cost $49,029,140)		68,316,769

OTHER ASSETS & LIABILITIES, NET - 0.3%		209,631

NET ASSETS - 100.0%		$68,526,400

Notes to Schedule of Investments

(a)	As of December 31, 2015, the fund’s composition by property sector as a percentage of net assets was as follows:

Retail	29.9%
Residential	20.0%
Office	17.8%
Hotels, Resorts & Cruise Lines	11.8%
Specialized	6.7%
Health Care	6.1%
Diversified	3.9%
Others (each less than 3.0%)	2.5%

98.7%
Short-Term Investment	1.0%
Other Assets & Liabilities, Net	0.3%

100.0%

(b)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$67,642,606	$67,642,606	$—	$—
	Short-Term Investment	674,163	674,163	—	—

	Total	$68,316,769	$68,316,769	$—	$—

(1) For equity investments categorized in a single level, refer to the schedule of investments for further industry breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS & NOTES - 28.1%

France - 2.9%

Electricite de France SA 4.125% § ± ~	EUR 200,000	$212,732
5.000% § ± ~	600,000	639,690
Groupama SA 6.375% § ± ~	500,000	525,718
Orange SA 5.000% § ± ~	690,000	749,611

		2,127,751

Germany - 0.1%

Bayer AG 2.375% due 04/02/75 § ~	44,000	44,985

Ireland - 1.5%

Baggot Securities Ltd 10.240% ± ~	450,000	490,275
Bank of Ireland 7.375% § ± ~	500,000	569,210
LCH Clearnet SA 6.576% § ±	50,000	55,425

		1,114,910

Italy - 1.9%

Enel SPA 5.000% due 01/15/75 § ~	620,000	706,076
Generali Finance BV 4.596% § ± ~	271,000	286,416
Intesa Sanpaolo SPA 7.700% § ± ~	$400,000	409,260

		1,401,752

Netherlands - 1.3%

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 5.500% § ± ~	EUR 900,000	993,729

Spain - 2.4%

Banco Bilbao Vizcaya Argentaria SA 6.750% § ± ~	800,000	852,138
Telefonica Europe BV 5.000% § ± ~	300,000	329,287
5.875% § ± ~	500,000	546,231

		1,727,656

Switzerland - 4.6%

Credit Suisse AG 0.247% due 07/22/16 § ~	760,000	826,567
UBS AG 4.750% due 05/22/23 § ~	$400,000	407,127
4.750% due 02/12/26 § ~	EUR 850,000	988,058
5.125% due 05/15/24 ~	$560,000	567,000
7.250% due 02/22/22 § ~	224,000	234,356
UBS Group AG 7.000% § ± ~	320,000	339,200

		3,362,308

United Kingdom - 5.8%

AA Bond Co Ltd 3.781% due 07/31/43 ~	GBP 450,000	671,949
5.500% due 07/31/43 ~	250,000	351,507
6.269% due 07/02/43 ~	250,000	429,584
Barclays PLC 8.000% § ±	EUR 500,000	590,692

	Principal Amount	Value
CPUK Finance Ltd 7.000% due 02/28/42 ~	GBP 100,000	$151,482
LBG Capital PLC 15.000% due 12/21/19 ~	660,000	1,324,223
Royal Bank of Scotland Group PLC 7.500% § ±	$280,000	292,250
8.000% § ±	400,000	424,000

		4,235,687

United States - 7.6%

Atwood Oceanics Inc 6.500% due 02/01/20	177,000	97,881
CCO Safari II LLC 4.464% due 07/23/22 ~	500,000	498,821
4.908% due 07/23/25 ~	400,000	400,211
6.484% due 10/23/45 ~	280,000	280,832
6.834% due 10/23/55 ~	130,000	128,343
Citigroup Inc 1.202% due 07/30/18 §	1,100,000	1,100,178
Continental Resources Inc 3.800% due 06/01/24	29,000	20,470
4.500% due 04/15/23	107,000	77,031
DIRECTV Holdings LLC 6.000% due 08/15/40	134,000	137,470
KLA-Tencor Corp 4.650% due 11/01/24	950,000	958,023
Noble Holding International Ltd 4.625% due 03/01/21	357,000	251,510
Seagate HDD Cayman 4.875% due 06/01/27 ~	750,000	577,041
Select Income REIT 4.500% due 02/01/25	31,000	28,879
The Priceline Group Inc 1.800% due 03/03/27	EUR 260,000	250,847
Visa Inc 3.150% due 12/14/25	$225,000	225,756
4.300% due 12/14/45	225,000	228,630
WPX Energy Inc 7.500% due 08/01/20	340,000	277,100

		5,539,023

Total Corporate Bonds & Notes (Cost $21,930,171)		20,547,801

U.S. TREASURY OBLIGATIONS - 8.6%

U.S. Treasury Bonds - 8.6%

2.875% due 08/15/45	1,010,000	979,266
4.500% due 02/15/36	4,170,000	5,338,630

		6,317,896

Total U.S. Treasury Obligations (Cost $6,329,713)		6,317,896

FOREIGN GOVERNMENT BONDS & NOTES - 41.0%

Bulgaria - 2.5%

Bulgaria Government 2.950% due 09/03/24 ~	EUR 1,600,000	1,807,209

		1,807,209

Chile - 1.2%

Chile Government 1.875% due 05/27/30	812,000	846,267

		846,267

Croatia - 2.5%

Croatia Government 3.000% due 03/11/25 ~	250,000	248,256
3.875% due 05/30/22 ~	1,480,000	1,615,813

		1,864,069

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Cyprus - 5.7%

Cyprus Government 3.875% due 05/06/22 ~	EUR 1,590,000	$1,801,389
4.750% due 06/25/19 ~	2,000,000	2,344,132

		4,145,521

Germany - 1.1%

Bundesrepublik Deutschland 1.750% due 02/15/24 ~	122,000	147,081
2.500% due 08/15/46 ~	490,000	664,943

		812,024

Iceland - 2.8%

Iceland Government 2.500% due 07/15/20 ~	1,000,000	1,139,607
5.875% due 05/11/22 ~	$800,000	908,650

		2,048,257

Indonesia - 0.8%

Indonesia Government 2.875% due 07/08/21 ~	EUR 515,000	555,146

		555,146

Israel - 0.7%

Israel Government 2.875% due 01/29/24 ~	400,000	480,448

		480,448

Italy - 3.8%

Italy Buoni Poliennali Del Tesoro 1.250% due 09/15/32 ^ ~	910,182	1,025,596
3.100% due 09/15/26 ^ ~	1,300,791	1,763,817

		2,789,413

Latvia - 0.9%

Latvia Government 5.250% due 06/16/21 ~	$600,000	682,032

		682,032

Mexico - 2.8%

Mexico Government 3.000% due 03/06/45	EUR 950,000	900,847
4.000% due 03/15/15	1,300,000	1,183,457

		2,084,304

Morocco - 0.3%

Morocco Government 3.500% due 06/19/24 ~	200,000	219,733

		219,733

New Zealand - 0.8%

New Zealand Government 2.500% due 09/20/35 ^ ~	NZD 890,000	606,713

		606,713

Romania - 1.6%

Romanian Government 2.750% due 10/29/25 ~	EUR 400,000	441,458
3.875% due 10/29/35 ~	680,000	750,436

		1,191,894

Slovenia - 5.6%

Slovenia Government 4.125% due 02/18/19 ~	$1,100,000	1,159,125
4.750% due 05/10/18 ~	530,000	563,909
5.500% due 10/26/22 ~	1,520,000	1,702,300
5.850% due 05/10/23 ~	610,000	696,163

		4,121,497

	Principal Amount	Value
Spain - 7.9%

Autonomous Community of Catalonia 4.950% due 02/11/20	EUR 1,160,000	$1,361,535
Spain Government 1.600% due 04/30/25 ~	801,000	865,916
2.150% due 10/31/25 ~	326,000	366,386
4.650% due 07/30/25 ~	680,000	929,733
5.150% due 10/31/28 ~	770,000	1,115,417
6.000% due 01/31/29	720,000	1,121,997

		5,760,984

Total Foreign Government Bonds & Notes (Cost $30,843,181)		30,015,511

	Shares

SHORT-TERM INVESTMENT - 11.0%

Money Market Fund - 11.0%

BlackRock Liquidity Funds T-Fund Portfolio	8,063,710	8,063,710

Total Short-Term Investment (Cost $8,063,710)		8,063,710

TOTAL INVESTMENTS - 88.7% (Cost $67,166,775)		64,944,918

OTHER ASSETS & LIABILITIES, NET -11.3%		8,284,086

NET ASSETS - 100.0%		$73,229,004

Notes to Schedule of Investments

(a)	As of December 31, 2015, the amount of $3,540,742 in cash was segregated with the broker(s)/custodian for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as of December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
Euro-Buxl (03/16)	1	($2,238)

Short Futures Outstanding
Euro-Bobl (03/16)	12	13,550
Euro-BTP (03/16)	15	24,975
Euro-Bund (03/16)	10	4,227
Eurodollar (12/16)	79	(55,706)
U.S. Treasury 10-Year Notes (03/16)	7	3,159
U.S. Treasury Long Bonds (03/16)	2	(379)
U.S. Treasury Ultra Long Bonds (03/16)	3	5,167
United Kingdom Gilt (03/16)	7	4,982

		(25)

Total Futures Contracts		($2,263)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(c)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	3,100,000	USD	2,226,885	01/16	CSF	$29,641
BRL	2,901,000	USD	748,645	01/16	DUB	(16,675)
EUR	1,049,146	SEK	9,700,000	01/16	CSF	(9,064)
EUR	1,400,000	USD	1,539,622	01/16	GSC	(17,342)
EUR	185,000	USD	203,769	03/16	MSC	(2,395)
HUF	217,000,000	EUR	696,361	01/16	GSC	(9,784)
KRW	1,296,900,000	USD	1,100,000	02/16	ANZ	4,450
MXN	37,300,000	USD	2,242,800	01/16	CSF	(81,966)
SEK	9,700,000	EUR	1,051,217	01/16	CSF	6,812
USD	2,253,390	AUD	3,100,000	01/16	CSF	(3,136)
USD	750,000	BRL	2,901,000	01/16	GSC	18,029
USD	1,516,494	EUR	1,400,000	01/16	GSC	(5,786)
USD	38,181,080	EUR	35,000,000	03/16	MER	83,207
USD	3,590,870	GBP	2,400,000	03/16	MSC	52,389
USD	2,143,830	MXN	37,300,000	01/16	CSF	(17,003)
USD	600,039	NZD	894,000	03/16	MER	(9,018)
USD	714,507	ZAR	10,692,375	01/16	GSC	25,874
ZAR	10,692,375	USD	733,641	01/16	GSC	(45,008)

Total Forward Foreign Currency Contracts						$3,225

(d)	Transactions in written options for the period since inception through December 31, 2015 were as follows:

	Number of Contracts	Premium
Outstanding, April 27, 2015	—	$—
Call Options Written	1,506	204,475
Put Options Written	2,823	739,221
Call Options Expired	(692)	(90,684)
Put Options Expired	(299)	(51)
Call Options Closed	(814)	(107,632)
Put Options Closed	(2,524)	(745,329)

Outstanding, December 31, 2015	—	$—

(e)	Swap agreements outstanding as of December 31, 2015 were as follows:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
BorgWarner Inc	1.000%	06/20/20	CSF	1.056%	$590,000	$1,239	($10,730)	$11,969
Anadarko Petroleum Corp	1.000%	12/20/20	CIT	3.159%	91,000	8,669	2,892	5,777
Anglo American Capital PLC	1.000%	12/20/20	CIT	9.760%	EUR 220,000	73,468	26,357	47,111
Atlantia SPA	1.000%	12/20/20	CIT	0.610%	547,000	(11,632)	(12,508)	876
Diageo Capital PLC	1.000%	12/20/20	CIT	0.518%	326,000	(8,561)	(7,261)	(1,300)
Eni SPA	1.000%	12/20/20	CIT	0.879%	112,000	(759)	(1,832)	1,073
Fortum OYJ	1.000%	12/20/20	CIT	0.700%	150,000	(2,463)	(2,341)	(122)
Gas Natural Capital Markets SA	1.000%	12/20/20	CIT	1.066%	214,000	671	314	357
Repsol International Finance BV	1.000%	12/20/20	CIT	2.564%	33,000	2,587	1,425	1,162
Statoil ASA	1.000%	12/20/20	CIT	0.648%	347,000	(6,658)	(7,113)	455
Anadarko Petroleum Corp	1.000%	12/20/20	CSF	3.159%	$75,000	7,145	2,231	4,914
Atlantia SPA	1.000%	12/20/20	CSF	0.610%	EUR 9,000	(191)	(225)	34
Boston Scientific Corp	1.000%	12/20/20	CSF	0.450%	$560,000	(14,969)	(7,821)	(7,148)
Cardinal Health Inc	1.000%	12/20/20	CSF	0.166%	450,000	(18,279)	(15,765)	(2,514)
Carlsberg Breweries AS	1.000%	12/20/20	CSF	0.874%	EUR 356,000	(2,512)	(2,791)	279
Eni SPA	1.000%	12/20/20	CSF	0.879%	127,000	(860)	(1,984)	1,124
Gas Natural Capital Markets SA	1.000%	12/20/20	CSF	1.066%	440,000	1,383	(951)	2,334
Ingersoll-Rand Co	1.000%	12/20/20	CSF	0.338%	$480,000	(15,439)	(15,059)	(380)
LVMH Moet Hennessy Louis Vuitton SE	1.000%	12/20/20	CSF	0.409%	EUR 119,000	(3,832)	(3,893)	61
Nordstrom Inc	1.000%	12/20/20	CSF	0.806%	$590,000	(5,621)	(13,941)	8,320
Repsol International Finance BV	1.000%	12/20/20	CSF	2.564%	EUR 178,000	13,955	7,405	6,550
Xerox Corp	1.000%	12/20/20	CSF	1.666%	$62,000	1,907	1,201	706
Anadarko Petroleum Corp	1.000%	12/20/20	GSC	3.159%	107,000	10,194	3,183	7,011
Atlantia SPA	1.000%	12/20/20	GSC	0.610%	EUR 34,000	(723)	(793)	70
Danone SA	1.000%	12/20/20	GSC	0.398%	364,000	(11,961)	(12,188)	227

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Dover Corp	1.000%	12/20/20	GSC	0.731%	$200,000	($2,619)	($2,642)	$23
Gas Natural Capital Markets SA	1.000%	12/20/20	GSC	1.066%	EUR 46,000	145	130	15
Newell Rubbermaid Inc	1.000%	12/20/20	GSC	0.905%	$450,000	(2,173)	(12,021)	9,848
Packaging Corp of America	1.000%	12/20/20	GSC	0.978%	410,000	(554)	(404)	(150)
Quest Diagnostics Inc	1.000%	12/20/20	GSC	0.685%	590,000	(9,052)	(3,215)	(5,837)
Repsol International Finance BV	1.000%	12/20/20	GSC	2.564%	EUR 89,000	6,977	3,208	3,769
Stanley Black & Decker Inc	1.000%	12/20/20	GSC	0.741%	$590,000	(7,464)	(6,164)	(1,300)
Jaguar Land Rover Automotive PLC	5.000%	12/20/20	CIT	2.469%	EUR 269,000	(34,959)	(32,985)	(1,974)
Jaguar Land Rover Automotive PLC	5.000%	12/20/20	GSC	2.469%	12,000	(1,561)	(1,581)	20

						($34,502)	($127,862)	$93,360

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
The Royal Bank of Scotland PLC	1.000%	06/20/20	CIT	1.305%	EUR 570,000	($8,130)	($11,769)	$3,639
Tesco PLC	1.000%	09/20/20	CSF	2.807%	411,000	(35,265)	(21,422)	(13,843)
Tesco PLC	1.000%	12/20/20	CIT	2.886%	287,000	(26,854)	(29,521)	2,667
Volkswagen International Finance NV	1.000%	12/20/20	CIT	1.520%	229,000	(6,061)	(16,327)	10,266
Anheuser-Busch InBev SA/NV	1.000%	12/20/20	CSF	0.778%	356,000	4,333	3,840	493
Tesco PLC	1.000%	12/20/20	CSF	2.886%	200,000	(18,714)	(19,885)	1,171
Volkswagen International Finance NV	1.000%	12/20/20	GSC	1.520%	71,000	(1,879)	(4,397)	2,518

						($92,570)	($99,481)	$6,911

Credit Default Swaps on Credit Indices - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Asia	1.000%	12/20/20	CIT	$2,200,000	$37,909	$56,168	($18,259)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Exchange	Notional Amount (4)	Value (5)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
iTraxx Europe	1.000%	12/20/20	ICE	EUR 350,000	$11	$—	$11
CDX HY 25 5Y	5.000%	12/20/20	CME	$1,300,000	181	—	181

					$192	$—	$192

					($88,971)	($171,175)	$82,204

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or (ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The quoted market prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of period end. Increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Interest Rate Swaps – Receive Floating Rate

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.713%	02/27/21	$2,760,000	$3,553	$—	$3,553
6-Month EUR-LIBOR	LCH	0.318%	03/10/21	EUR 6,430,000	15,723	—	15,723
6-Month EUR-LIBOR	LCH	0.899%	02/25/26	2,720,000	36,218	—	36,218
6-Month EUR-LIBOR	LCH	0.860%	03/04/26	2,230,000	39,878	—	39,878
6-Month USD-LIBOR	LCH	2.156%	03/17/26	$4,060,000	11,114	—	11,114
6-Month USD-LIBOR	LCH	2.560%	05/15/36	4,730,000	2,279	—	2,279
6-Month EUR-LIBOR	LCH	1.535%	10/14/65	EUR 580,000	5,747	—	5,747

					$114,512	$—	$114,512

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month EUR-LIBOR	iBoxx-EUR Corporate	GSC	12/20/16	EUR 2,345,310	$22,974	$—	$22,974

Total Swap Agreements					$48,515	($171,175)	$219,690

(f)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Corporate Bonds & Notes	$20,547,801	$—	$20,547,801	$—
	U.S. Treasury Obligations	6,317,896	—	6,317,896	—
	Foreign Government Bonds & Notes	30,015,511	—	30,015,511	—
	Short-Term Investment	8,063,710	8,063,710	—	—
	Derivatives:
	Credit Contracts
	Swaps	170,774	—	170,774	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	220,402	—	220,402	—
	Interest Rate Contracts
	Futures	56,060	56,060	—	—
	Swaps	137,486	—	137,486	—

	Total Interest Rate Contracts	193,546	56,060	137,486	—

	Total Assets - Derivatives	584,722	56,060	528,662	—

	Total Assets	65,529,640	8,119,770	57,409,870	—

Liabilities	Derivatives:
	Credit Contracts
	Swaps	(259,745)	—	(259,745)	—
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(217,177)	—	(217,177)	—
	Interest Rate Contracts
	Futures	(58,323)	(58,323)	—	—

	Total Liabilities - Derivatives	(535,245)	(58,323)	(476,922)	—

	Total Liabilities	(535,245)	(58,323)	(476,922)	—

	Total	$64,994,395	$8,061,447	$56,932,948	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS - 4.5%

U.S. Treasury Notes - 4.5%

0.375% due 01/31/16	$6,000,000	$6,000,516

Total U.S. Treasury Obligations (Cost $6,000,857)		6,000,516

FOREIGN GOVERNMENT BONDS & NOTES - 16.2%

Canada - 4.4%

Canadian Government 1.250% due 02/01/16	CAD 7,980,000	5,770,434

France - 3.4%

France Government OAT 3.250% due 04/25/16 ~	EUR 4,050,000	4,450,176

Germany - 4.2%

Bundesrepublik Deutschland 3.500% due 01/04/16 ~	5,040,000	5,477,249

United Kingdom - 4.2%

United Kingdom Gilt 4.000% due 09/07/16 ~	GBP 3,700,000	5,591,678

Total Foreign Government Bonds & Notes (Cost $22,340,391)		21,289,537

	Shares	Value
SHORT-TERM INVESTMENTS - 77.7%

Money Market Fund - 44.3%

BlackRock Liquidity Funds T-Fund Portfolio	58,306,105	$58,306,105

	Principal Amount
U.S. Treasury Bills - 33.4%

0.213% due 02/04/16 ‡	$6,000,000	5,998,810
0.142% due 03/03/16	8,000,000	7,998,736
0.200% due 03/31/16	8,000,000	7,996,760
0.213% due 04/28/16	6,000,000	5,995,194
0.357% due 05/26/16	8,000,000	7,988,048
0.340% due 06/23/16	8,000,000	7,982,520

		43,960,068

Total Short-Term Investments (Cost $102,274,329)		102,266,173

TOTAL INVESTMENTS - 98.4% (Cost $130,615,577)		129,556,226

OTHER ASSETS & LIABILITIES, NET - 1.6%		2,082,680

NET ASSETS - 100.0%		$131,638,906

Notes to Schedule of Investments

(a)	As of December 31, 2015, an investment with a value of $756,850 was fully or partially segregated with the broker(s)/custodian as collateral for forward foreign currency contracts.

(b)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	7,572,000	USD	5,502,981	01/16	ANZ	$10,930
AUD	8,862,706	USD	6,354,516	01/16	GSC	99,284
AUD	428,000	USD	311,438	01/16	SEB	230
CAD	8,905,043	USD	6,400,000	01/16	DUB	35,864
CAD	8,764,962	USD	6,346,087	01/16	GSC	(11,463)
CAD	17,128,360	USD	12,792,382	01/16	RBC	(413,353)
CAD	13,857,643	USD	9,960,756	01/16	RBC	54,457
CAD	21,902,195	USD	16,405,549	01/16	SCB	(576,367)
CAD	305,160	USD	229,039	01/16	SEB	(8,493)
CHF	17,423,542	USD	17,352,570	01/16	ANZ	53,342
CHF	13,754,417	USD	13,445,423	01/16	BRC	295,076
CHF	1,822,132	USD	1,837,127	01/16	SCB	(16,838)
EUR	14,850,076	USD	16,008,796	01/16	BRC	135,154
EUR	3,365,000	USD	3,711,343	01/16	DUB	(52,434)
EUR	6,009,000	USD	6,372,485	01/16	GSC	160,075
EUR	370,000	USD	392,714	01/16	SEB	9,524
INR	476,590,000	USD	7,070,019	01/16	BRC	108,190
JPY	2,457,639,503	USD	20,007,517	01/16	BRC	445,546
JPY	4,518,611,136	USD	37,133,416	01/16	DUB	471,543
JPY	3,416,000,000	USD	28,282,126	01/16	GSC	151,377
JPY	45,271,285	USD	368,365	01/16	SEB	8,394
MXN	121,120,000	USD	7,047,310	01/16	BRC	(30,684)
NZD	9,962,205	USD	6,743,104	01/16	BRC	64,089
NZD	10,979,239	USD	7,513,257	01/16	GSC	(11,371)
NZD	70,958,942	USD	46,180,790	01/16	GSC	2,305,592

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF CURRENCY STRATEGIES FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
PHP	337,950,000	USD	7,105,014	01/16	MSC	$67,866
USD	6,400,000	AUD	8,967,667	01/16	DUB	(130,233)
USD	57,175,504	AUD	80,381,018	01/16	GSC	(1,357,750)
USD	13,594,984	AUD	19,167,032	01/16	RBC	(362,401)
USD	5,848,465	CAD	8,020,000	01/16	CIB	52,143
USD	12,829,771	CAD	17,128,360	01/16	SCB	450,741
USD	18,309,954	CHF	18,384,842	01/16	ANZ	(56,284)
USD	37,719,382	CHF	37,940,332	01/16	BRC	(182,557)
USD	11,498,880	CHF	11,416,993	01/16	BRC	93,440
USD	6,520,196	CHF	6,544,973	01/16	DUB	(18,154)
USD	1,673,775	CHF	1,657,842	01/16	GSC	17,610
USD	28,157,679	CHF	27,640,000	01/16	JPM	536,390
USD	6,378,439	CHF	6,401,434	01/16	RBC	(16,517)
USD	5,653,513	EUR	5,206,000	01/16	ANZ	(6,082)
USD	19,824,797	EUR	18,462,624	01/16	BRC	(246,462)
USD	4,211,727	EUR	3,924,000	01/16	RBC	(54,168)
USD	13,222,226	EUR	12,072,000	01/16	RBC	98,402
USD	7,037,036	EUR	6,470,653	01/16	SCB	2,600
USD	19,179,070	GBP	12,772,441	01/16	BRC	349,074
USD	5,810,025	GBP	3,835,000	01/16	DUB	156,080
USD	1,150,811	JPY	140,776,441	01/16	BRC	(20,764)
USD	5,177,956	JPY	623,316,651	01/16	DUB	(9,434)
USD	462,540	JPY	55,700,000	01/16	GSC	(1,085)
USD	13,795,698	KRW	16,321,000,000	01/16	MSC	(115,119)
USD	5,351,000	NOK	46,467,495	01/16	SCB	102,156
USD	3,917,000	NOK	34,313,903	01/16	SEB	40,993
USD	21,279,071	NZD	31,355,000	01/16	DUB	(134,306)
USD	19,963,483	NZD	30,268,634	01/16	GSC	(719,133)
USD	6,377,000	SEK	53,243,237	01/16	DUB	67,013
USD	2,891,000	SEK	24,139,416	01/16	SEB	30,179
USD	6,873,267	THB	247,850,000	01/16	JPM	(10,321)

Total Forward Foreign Currency Contracts						$1,911,581

(c)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	U.S. Treasury Obligations	$6,000,516	$—	$6,000,516	$—
	Foreign Government Bonds & Notes	21,289,537	—	21,289,537	—
	Short-Term Investments	102,266,173	58,306,105	43,960,068	—
	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	6,473,354	—	6,473,354	—

	Total Assets	136,029,580	58,306,105	77,723,475	—

Liabilities	Derivatives:
	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(4,561,773)	—	(4,561,773)	—

	Total Liabilities	(4,561,773)	—	(4,561,773)	—

	Total	$131,467,807	$58,306,105	$73,161,702	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS - 77.1%

Money Market Fund - 19.5%

BlackRock Liquidity Funds T-Fund Portfolio	32,387,373	$32,387,373

	Principal Amount
U.S. Treasury Bills - 57.6%

0.100% due 04/21/16	$47,917,000	47,889,496
0.145% due 04/28/16	47,917,000	47,878,618

		95,768,114

Total Short-Term Investments (Cost $128,183,867)		128,155,487

TOTAL INVESTMENTS - 77.1% (Cost $128,183,867)		128,155,487

OTHER ASSETS & LIABILITIES, NET - 22.9%		38,028,760

NET ASSETS - 100.0%		$166,184,247

Notes to Schedule of Investments

(a)	As of December 31, 2015, the amount of $61,885,251 in cash was segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts and swap agreements.

(b)	Open futures contracts outstanding as December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
AEX Index (01/16)	23	$43,496
CAC 40 Index (01/16)	55	23,424
DAX Index (03/16)	13	120,244
FTSE 100 Index (03/16)	81	281,945
FTSE MIB Index (03/16)	12	15,433
Hang Seng Index (01/16)	8	(6,237)
IBEX 35 Index (01/16)	12	(17,344)
OMX Index (01/16)	92	41,438
S&P 500 E-Mini Index (03/16)	584	(174,344)
S&P/TSE 60 Index (03/16)	28	7,676
SGX MSCI Index (01/16)	19	987
SPI 200 Index (03/16)	28	40,441
TOPIX Index (03/16)	71	(248,414)

Total Futures Contracts		$128,745

(c)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,396,000	USD	1,015,347	03/16	CIT	($1,925)
AUD	1,396,000	USD	1,015,347	03/16	CSF	(1,925)
CAD	1,765,000	USD	1,319,682	03/16	CIT	(43,857)
CAD	1,765,000	USD	1,319,682	03/16	CSF	(43,857)
CHF	1,496,500	USD	1,500,442	03/16	CIT	(1,422)
CHF	1,496,500	USD	1,500,442	03/16	CSF	(1,422)
DKK	1,974,000	USD	287,478	03/16	CIT	652
DKK	1,974,000	USD	287,476	03/16	CSF	654
EUR	4,584,000	USD	4,879,677	03/16	CIT	111,788
EUR	4,584,000	USD	4,879,654	03/16	CSF	111,810
GBP	2,078,000	USD	3,117,658	03/16	CIT	(53,867)
GBP	2,078,000	USD	3,117,683	03/16	CSF	(53,892)
HKD	3,708,000	USD	478,637	03/16	CIT	98
HKD	3,708,000	USD	478,637	03/16	CSF	98
ILS	394,000	USD	101,899	03/16	CIT	(476)
ILS	394,000	USD	101,899	03/16	CSF	(476)
JPY	448,775,000	USD	3,659,683	03/16	CIT	81,148
JPY	448,775,000	USD	3,659,683	03/16	CSF	81,148
NOK	778,000	USD	89,634	03/16	CIT	(1,805)
NOK	778,000	USD	89,634	03/16	CSF	(1,805)
NZD	42,500	USD	28,097	03/16	CIT	836
NZD	42,500	USD	28,097	03/16	CSF	836
SEK	3,989,000	USD	460,150	03/16	CIT	13,449
SEK	3,989,000	USD	460,147	03/16	CSF	13,452
SGD	311,000	USD	220,329	03/16	CIT	(1,543)
SGD	311,000	USD	220,329	03/16	CSF	(1,543)
USD	1,497	CAD	2,000	03/16	CIT	51
USD	1,497	CAD	2,000	03/16	CSF	51
USD	1,471	CHF	1,500	03/16	CIT	(31)
USD	1,471	CHF	1,500	03/16	CSF	(31)
USD	9,807	HKD	76,000	03/16	CIT	(5)
USD	9,806	HKD	76,000	03/16	CSF	(6)
USD	4,975	NZD	7,500	03/16	CIT	(131)
USD	4,975	NZD	7,500	03/16	CSF	(131)
USD	26,517	SGD	37,500	03/16	CIT	136
USD	26,517	SGD	37,500	03/16	CSF	136

Total Foreign Currency Contracts						$206,193

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(d)	Swap agreements outstanding as of December 31, 2015 were as follows:

Total Return Basket Swaps

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	GSC	12/22/20- 11/28/25	($1,596,407)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Bermuda

Aspen Insurance Holdings Ltd	660	$31,970	($92)
Marvell Technology Group Ltd	118,107	1,000,366	41,337
RenaissanceRe Holdings Ltd	10,182	1,130,406	22,095

			63,340

Ireland

King Digital Entertainment PLC	2,171	38,817	—
XL Group PLC	943	36,202	745

			745

Switzerland

TE Connectivity Ltd	3,096	196,255	3,777

United Kingdom

Delphi Automotive PLC	4,143	345,775	9,405

United States

3M Co	10,611	1,579,447	18,994
Abbott Laboratories	17,521	793,000	(6,132)
AbbVie Inc	5,284	316,680	(3,656)
Accenture PLC ‘A’	6,592	680,690	8,174
Ace Ltd	7,113	822,263	8,891
Activision Blizzard Inc	10,507	408,407	(1,681)
AES Corp	10,917	100,436	4,039
Aetna Inc	12,646	1,376,644	(9,358)
Aflac Inc	21,497	1,297,989	(10,319)
AGCO Corp	3,623	161,513	2,935
Agilent Technologies Inc	29,995	1,223,196	30,895
Akamai Technologies Inc	11,392	599,105	456
Alaska Air Group Inc	669	54,276	(415)
Allied World Assurance Co Holdings AG	898	31,825	1,572
Alphabet Inc ‘A’	1,391	1,070,834	11,378
Altria Group Inc	35,006	2,045,401	(7,701)
Amazon.com Inc	612	410,438	3,207
Amdocs Ltd	17,854	979,470	(5,178)
AMERCO	81	31,865	(316)
Ameren Corp	10,876	479,597	(9,428)
American Eagle Outfitters Inc	12,505	190,451	3,376
American Electric Power Co Inc	12,453	715,051	10,585
American Express Co	9,140	635,870	(183)
Ameriprise Financial Inc	9,970	1,047,847	13,160
AmerisourceBergen Corp	18,126	1,855,015	24,833
Amgen Inc	10,346	1,670,155	9,311
Analog Devices Inc	2,238	126,916	(3,110)
ANSYS Inc	2,006	183,268	2,287
Anthem Inc	6,367	885,077	2,738
AO Smith Corp	11,352	868,542	1,135
Apollo Education Group Inc	32,887	249,941	2,302
Apple Inc	7,706	839,800	(28,666)
Applied Materials Inc	11,482	207,365	7,004

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Archer-Daniels-Midland Co	18,331	$628,570	$43,811
Armstrong World Industries Inc	3,332	154,105	(1,733)
Arrow Electronics Inc	11,866	649,308	(6,408)
Ascena Retail Group Inc	6,690	65,361	535
Assurant Inc	8,383	678,101	(2,934)
Assured Guaranty Ltd	46,115	1,167,171	51,649
Atwood Oceanics Inc	27,981	339,969	(53,724)
Automatic Data Processing Inc	6,885	583,917	(620)
AutoNation Inc	1,494	89,281	(149)
Avery Dennison Corp	5,859	370,422	(3,297)
Avnet Inc	21,186	928,159	(20,550)
Avon Products Inc	140,265	565,268	2,805
Axis Capital Holdings Ltd	4,278	238,499	2,011
Baxalta Inc	3,683	144,121	(373)
Baxter International Inc	14,865	558,306	8,794
BB&T Corp	9,030	341,605	(181)
Bed Bath & Beyond Inc	3,871	200,169	(13,394)
Bemis Co Inc	17,103	762,618	1,715
Best Buy Co Inc	28,274	842,565	18,378
Big Lots Inc	9,678	366,411	6,580
Biogen Inc	3,880	1,153,020	35,618
Bio-Rad Laboratories Inc ‘A’	466	64,340	276
BlackRock Inc	1,120	369,835	11,547
Brinker International Inc	5,261	237,692	14,573
Bristol-Myers Squibb Co	3,863	267,629	(1,893)
Broadridge Financial Solutions Inc	12,583	677,846	(1,762)
Brocade Communications Systems Inc	168,521	1,486,355	60,668
Bruker Corp	2,978	74,283	(2,007)
Brunswick Corp	5,285	259,039	7,906
Bunge Ltd	10,210	653,848	43,290
BWX Technologies Inc	11,535	359,373	7,094
CA Inc	16,549	471,647	993
Cadence Design Systems Inc	14,718	313,384	(7,102)
California Resources Corp	87,162	173,550	29,537
Capital One Financial Corp	14,992	1,115,105	(32,982)
Cardinal Health Inc	6,497	571,476	8,511
Carlisle Cos Inc	7,600	671,465	2,579
Carnival Corp	9,092	458,782	36,550
Carter’s Inc	9,591	856,572	(2,685)
CDW Corp	8,600	367,134	(5,590)
CEB Inc	3,851	238,976	(2,563)
Centene Corp	5,428	335,776	21,441
Charles River Laboratories International Inc	6,289	500,260	5,312
Chico’s FAS Inc	14,052	154,291	(4,356)
Church & Dwight Co Inc	11,248	958,780	(4,049)
Cintas Corp	5,281	478,036	2,799
Cisco Systems Inc	52,798	1,410,763	22,967
CIT Group Inc	9,688	392,364	(7,750)
Citrix Systems Inc	5,918	459,592	(11,895)
CME Group Inc	3,545	336,669	(15,492)
Coach Inc	5,551	181,185	500
Comcast Corp ‘A’	8,434	484,154	(8,223)
Community Health Systems Inc	27,295	696,295	27,841
Computer Sciences Corp	14,440	470,953	946
Consolidated Edison Inc	14,604	937,869	730
Convergys Corp	7,078	181,834	(5,662)
CoreLogic Inc	2,021	72,574	(4,143)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Corning Inc	38,889	$703,502	$7,389
Coty Inc ‘A’	1,185	32,467	(2,096)
CR Bard Inc	2,667	508,384	(3,147)
Cracker Barrel Old Country Store Inc	1,016	126,604	2,256
Crane Co	5,036	230,281	10,641
Credit Acceptance Corp	143	30,270	335
CSX Corp	14,570	372,992	5,100
Cummins Inc	8,234	707,795	16,880
CVS Health Corp	10,013	948,331	30,640
Danaher Corp	2,861	262,897	2,832
Darden Restaurants Inc	9,741	568,777	51,140
Dean Foods Co	15,542	273,073	(6,528)
Deckers Outdoor Corp	3,545	174,769	(7,445)
Deluxe Corp	1,777	96,633	284
DENTSPLY International Inc	3,858	232,483	2,276
Dick’s Sporting Goods Inc	5,360	193,978	(4,502)
Dillard’s Inc ‘A’	1,943	131,774	(4,100)
Discover Financial Services	14,784	796,562	(3,844)
Dollar General Corp	6,774	484,612	2,235
Domino’s Pizza Inc	734	80,278	1,380
Domtar Corp	11,299	418,854	(1,356)
DR Horton Inc	1,157	36,469	590
Dr Pepper Snapple Group Inc	16,180	1,505,225	2,751
DST Systems Inc	3,052	354,459	(6,348)
DTE Energy Co	8,389	670,701	2,013
Eaton Corp PLC	4,181	220,865	(3,286)
eBay Inc	47,807	1,340,986	(27,250)
Edison International	6,011	366,070	(10,159)
Edwards Lifesciences Corp	9,644	781,068	(19,384)
Electronic Arts Inc	8,290	589,585	(19,896)
Eli Lilly & Co	7,011	604,488	(13,742)
Emerson Electric Co	13,057	587,565	36,951
Entergy Corp	3,025	203,371	3,418
EP Energy Corp ‘A’	59,713	207,801	53,742
Equifax Inc	10,291	1,164,941	(18,833)
Esterline Technologies Corp	1,264	104,599	(2,215)
Exelon Corp	11,621	309,119	13,597
Expedia Inc	6,280	808,095	(27,445)
Expeditors International of Washington Inc	2,644	122,444	(3,199)
Express Scripts Holding Co	3,073	266,275	2,335
F5 Networks Inc	4,716	466,601	(9,338)
FactSet Research Systems Inc	2,046	331,445	1,173
Fairchild Semiconductor International Inc	19,936	399,717	13,158
FedEx Corp	3,878	588,836	(11,052)
Fidelity National Information Services Inc	6,062	362,993	4,365
Fifth Third Bancorp	23,434	475,359	(4,335)
First American Financial Corp	4,198	147,686	3,023
First Solar Inc	16,686	1,075,913	25,196
Fiserv Inc	5,528	513,606	(8,016)
Flextronics International Ltd	46,827	515,799	9,131
Flowers Foods Inc	1,396	30,946	(946)
FMC Technologies Inc	2,390	69,406	(72)
Foot Locker Inc	11,666	746,741	12,599
Ford Motor Co	33,743	471,727	3,712
Franklin Resources Inc	7,094	251,482	9,719
GameStop Corp ‘A’	1,363	39,595	(1,377)
General Dynamics Corp	12,689	1,753,112	(10,151)
General Motors Co	59,139	2,017,231	(5,914)
Genpact Ltd	4,279	108,319	(1,430)
Gilead Sciences Inc	14,403	1,474,291	(16,852)
GNC Holdings Inc ‘A’	5,399	166,019	1,458
Graham Holdings Co ‘B’	587	291,146	(6,469)
Groupon Inc ‘A’	142,278	451,021	(14,228)
H&R Block Inc	2,346	79,013	(868)
HCA Holdings Inc	10,902	705,795	31,507
HD Supply Holdings Inc	3,521	102,461	3,275

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Henry Schein Inc	3,375	$523,800	$10,091
Herman Miller Inc	9,391	283,801	(14,279)
Hess Corp	2,496	122,803	(1,797)
HollyFrontier Corp	20,622	871,486	(48,874)
Hormel Foods Corp	4,551	361,759	(1,866)
HP Inc	46,242	550,308	(2,803)
HSN Inc	1,184	60,603	(609)
Hubbell Inc ‘B’	3,109	290,256	23,877
Huntington Ingalls Industries Inc	12,112	1,538,103	(1,696)
Huntsman Corp	6,212	61,126	9,504
IAC/InterActiveCorp	11,842	728,520	(17,408)
Illinois Tool Works Inc	3,642	337,067	473
Ingersoll-Rand PLC	2,629	140,441	4,916
Ingram Micro Inc ‘A’	28,950	894,813	(15,312)
Ingredion Inc	2,937	287,142	(5,660)
Integrated Device Technology Inc	32,958	889,207	(20,764)
Intel Corp	6,212	216,861	(2,858)
International Business Machines Corp	10,036	1,372,423	8,731
International Game Technology PLC	3,530	53,021	4,095
International Paper Co	30,098	1,135,297	(602)
Intuit Inc	6,329	619,419	(8,671)
Invesco Ltd	13,406	418,133	30,700
ITT Corp	5,153	178,809	8,348
Jabil Circuit Inc	7,869	186,023	(2,754)
Jack in the Box Inc	3,063	231,217	3,746
Jacobs Engineering Group Inc	1,677	69,763	587
Janus Capital Group Inc	7,666	105,637	2,376
JetBlue Airways Corp	5,051	115,685	(1,279)
John Wiley & Sons Inc ‘A’	3,189	143,792	(191)
Johnson & Johnson	14,156	1,467,128	(13,024)
JPMorgan Chase & Co	13,781	913,405	(3,445)
Juniper Networks Inc	14,224	402,262	(9,680)
Kimberly-Clark Corp	10,326	1,299,424	15,076
Kohl’s Corp	4,902	217,894	15,588
L Brands Inc	4,831	466,578	(3,672)
L-3 Communications Holdings Inc	5,382	633,192	10,011
Lam Research Corp	5,880	462,756	4,234
Lancaster Colony Corp	717	84,587	(1,802)
Landstar System Inc	812	46,487	1,137
Lear Corp	4,146	506,102	3,151
Legg Mason Inc	4,891	191,091	783
Leidos Holdings Inc	6,947	397,971	(7,133)
Lennox International Inc	1,346	170,054	(1,938)
Lexmark International Inc ‘A’	7,756	244,779	6,903
Liberty Interactive Corp QVC Group ‘A’	11,093	295,564	7,497
LifePoint Health Inc	2,257	157,245	8,419
Lincoln Electric Holdings Inc	4,324	217,930	6,443
Lincoln National Corp	21,496	1,079,959	430
Lowe’s Cos Inc ‘A’	13,459	1,008,079	15,343
LyondellBasell Industries NV ‘A’	10,112	886,721	(7,988)
Macy’s Inc	14,489	499,871	6,955
Mallinckrodt PLC	4,471	327,310	6,360
Manhattan Associates Inc	1,557	108,595	(5,568)
ManpowerGroup Inc	19,100	1,607,265	2,674
Marathon Petroleum Corp	22,761	1,168,095	11,836
Masco Corp	56,810	1,611,700	(3,977)
Maxim Integrated Products Inc	11,197	420,895	4,591
McDonald’s Corp	9,609	1,129,058	6,150
McGraw Hill Financial Inc	2,634	251,073	8,587
McKesson Corp	5,202	988,484	37,506
Mead Johnson Nutrition Co	5,081	394,235	6,910
Medivation Inc	18,295	798,760	85,621
Medtronic PLC	4,228	329,361	(4,143)
Mentor Graphics Corp	10,880	204,440	(4,030)
Merck & Co Inc	23,927	1,259,996	3,828
MetLife Inc	30,810	1,462,551	22,799
Michael Kors Holdings Ltd	9,644	380,263	6,076
Micron Technology Inc	39,530	566,070	(6,325)
Microsoft Corp	19,162	1,067,323	(4,216)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Molina Healthcare Inc	11,068	$658,769	$6,750
Mondelez International Inc ‘A’	18,667	828,068	8,960
Moody’s Corp	3,503	342,874	8,617
Morgan Stanley	23,396	757,562	(13,336)
MSCI Inc ‘A’	13,125	930,431	16,275
MSG Networks Inc ‘A’	9,137	189,718	332
Murphy Oil Corp	4,442	96,836	2,887
Murphy USA Inc	6,396	399,494	(11,001)
Nasdaq Inc	8,971	506,359	15,484
Navient Corp	37,125	463,320	(38,239)
NCR Corp	15,623	399,949	(17,810)
NetApp Inc	18,326	518,626	(32,437)
NeuStar Inc ‘A’	3,222	80,632	(3,400)
NIKE Inc ‘B’	28,538	1,858,109	(74,484)
NiSource Inc	11,408	219,946	2,624
Northrop Grumman Corp	9,715	1,829,432	4,858
Nu Skin Enterprises Inc ‘A’	8,382	319,451	(1,857)
Nuance Communications Inc	3,625	73,541	(1,439)
NVIDIA Corp	9,237	301,773	2,679
Oceaneering International Inc	4,632	174,534	(741)
Oil States International Inc	25,102	708,880	(24,851)
Old Dominion Freight Line Inc	1,086	65,279	(1,129)
Omnicom Group Inc	3,888	286,429	7,737
ON Semiconductor Corp	40,768	406,371	(6,844)
OneMain Holdings Inc	3,509	145,939	(175)
Oracle Corp	32,472	1,199,191	(12,989)
Orbital ATK Inc	2,139	188,360	2,738
O’Reilly Automotive Inc	796	202,463	(740)
Owens Corning	31,267	1,465,797	4,690
Packaging Corp of America	1,206	74,724	1,315
Parker-Hannifin Corp	4,561	434,162	8,164
Patterson Cos Inc	1,019	45,244	825
Paychex Inc	3,280	174,988	(1,509)
PepsiCo Inc	36,264	3,633,653	(10,154)
Pfizer Inc	37,692	1,218,582	(1,885)
PG&E Corp	19,610	1,055,999	(12,943)
Philip Morris International Inc	1,946	173,350	(2,277)
Phillips 66	6,304	515,541	126
Pinnacle Foods Inc	4,421	183,383	4,333
Pinnacle West Capital Corp	7,299	464,143	6,496
Pitney Bowes Inc	44,913	890,176	37,278
Plantronics Inc	1,977	96,215	(2,466)
Polycom Inc	25,915	339,619	(13,350)
Popular Inc	1,081	29,144	1,492
PTC Inc	5,924	201,061	4,088
Public Service Enterprise Group Inc	52,235	1,990,676	30,296
PVH Corp	1,403	103,948	(617)
QEP Resources Inc	18,184	212,571	31,095
Quanta Services Inc	8,562	170,043	3,337
Quest Diagnostics Inc	5,063	348,588	11,594
Quintiles Transnational Holdings Inc	13,310	929,837	(15,972)
Rackspace Hosting Inc	26,041	647,900	11,458
Ralph Lauren Corp ‘A’	5,052	569,613	(6,416)
Raytheon Co	9,577	1,220,780	(28,156)
Red Hat Inc	684	53,940	2,702
Regal Beloit Corp	522	29,957	590
Regions Financial Corp	37,842	368,203	(4,919)
Reinsurance Group of America Inc	6,016	520,564	(5,896)
Reliance Steel & Aluminum Co	2,815	157,584	5,433
Republic Services Inc	3,808	166,943	571
Robert Half International Inc	17,792	821,546	17,169
Rockwell Automation Inc	7,999	800,060	20,717
Ross Stores Inc	9,259	498,690	(463)
Rovi Corp	13,857	152,704	78,153
Ryder System Inc	1,444	81,831	231
Sally Beauty Holdings Inc	1,939	55,320	(1,241)
Santander Consumer USA Holdings Inc	11,314	174,688	4,639
Seagate Technology PLC	6,061	205,589	16,607
SEI Investments Co	5,054	265,183	(354)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Service Corp International	2,911	$75,162	$582
Skechers U.S.A. Inc ‘A’	12,240	370,015	(245)
Skyworks Solutions Inc	3,796	295,329	(3,682)
Snap-on Inc	2,568	437,716	2,517
Sonoco Products Co	5,250	213,310	1,258
Southwest Airlines Co	6,187	269,196	(2,784)
Spirit AeroSystems Holdings Inc ‘A’	31,622	1,531,770	51,544
SPX Corp	11,624	107,645	807
St Jude Medical Inc	4,150	253,399	2,947
Stanley Black & Decker Inc	4,274	459,626	(3,462)
Staples Inc	19,115	181,210	(191)
State Street Corp	13,670	907,688	(547)
Steel Dynamics Inc	17,746	301,859	15,262
Stryker Corp	5,513	511,110	1,268
Superior Energy Services Inc	12,823	167,853	4,873
SUPERVALU Inc	120,916	814,974	4,837
Synchrony Financial	9,253	282,657	(1,274)
Synopsys Inc	7,370	333,271	2,874
Sysco Corp	7,001	288,791	(1,750)
Tableau Software Inc ‘A’	745	67,206	2,987
Talen Energy Corp	17,691	103,669	6,546
Target Corp	18,523	1,339,769	5,186
Tech Data Corp	9,681	648,476	(5,851)
TEGNA Inc	7,856	204,256	(3,771)
Telephone & Data Systems Inc	5,300	139,001	(1,784)
Teradata Corp	9,768	261,978	(3,907)
Teradyne Inc	27,628	569,689	1,381
Tesoro Corp	6,725	712,514	(3,901)
Texas Instruments Inc	2,952	166,759	(4,960)
Textron Inc	3,429	142,029	2,023
The Allstate Corp	21,378	1,333,346	(5,986)
The Boeing Co	5,457	794,321	(5,293)
The Cheesecake Factory Inc	4,645	215,112	(931)
The Chemours Co	10,604	50,051	6,787
The Clorox Co	3,742	491,474	(16,876)
The Coca-Cola Co	18,258	794,040	(9,677)
The Dow Chemical Co	11,605	583,151	14,274
The Dun & Bradstreet Corp	4,917	511,761	(738)
The Estee Lauder Cos Inc ‘A’	9,192	820,018	(10,571)
The Gap Inc	18,066	455,263	(9,033)
The Goodyear Tire & Rubber Co	36,352	1,181,440	6,180
The Hartford Financial Services Group Inc	11,182	484,292	1,677
The Home Depot Inc	3,625	476,144	3,263
The Interpublic Group of Cos Inc	30,646	689,229	24,210
The Kroger Co	19,063	799,502	(2,097)
The Mosaic Co	7,214	208,052	(9,018)
The PNC Financial Services Group Inc	7,779	744,295	(2,878)
The Priceline Group Inc	229	297,927	(5,964)
The Procter & Gamble Co	16,227	1,302,866	(14,280)
The Timken Co	3,368	91,812	4,479
The TJX Cos Inc	11,649	823,002	3,029
The Travelers Cos Inc	16,161	1,830,556	(6,626)
The Wendy’s Co	3,514	36,897	949
The Western Union Co	26,617	482,566	(5,856)
Thermo Fisher Scientific Inc	2,146	296,491	7,919
Thor Industries Inc	3,319	185,665	697
Time Warner Inc	3,451	223,832	(656)
Torchmark Corp	3,460	197,185	588
Total System Services Inc	7,582	388,313	(10,729)
Trinity Industries Inc	11,544	274,863	2,424
Triumph Group Inc	6,037	205,017	34,954
Tupperware Brands Corp	720	40,025	43
Twenty-First Century Fox Inc ‘A’	4,305	118,344	(1,421)
Tyco International PLC	2,635	82,423	1,607
Tyson Foods Inc ‘A’	8,220	434,674	3,699
Ulta Salon Cosmetics & Fragrance Inc	453	84,000	(195)
Union Pacific Corp	3,862	298,648	3,360
United Technologies Corp	3,386	317,844	7,449

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
United Therapeutics Corp	9,680	$1,530,795	($14,810)
UnitedHealth Group Inc	11,872	1,415,380	(18,758)
Universal Health Services Inc ‘B’	3,600	418,032	12,132
Unum Group	16,529	546,614	3,636
US Bancorp	15,986	700,666	(18,544)
Valero Energy Corp	14,899	1,067,960	(14,452)
Validus Holdings Ltd	5,801	267,433	1,095
Varian Medical Systems Inc	1,615	126,697	3,795
VCA Inc	2,468	132,606	3,134
Vectren Corp	2,366	98,922	1,443
VeriSign Inc	6,471	568,477	(3,171)
VF Corp	5,403	337,471	(1,135)
Viacom Inc ‘B’	18,444	734,071	25,084
Vishay Intertechnology Inc	6,653	77,969	2,200
VMware Inc ‘A’	3,074	175,464	(1,568)
Voya Financial Inc	21,540	790,733	4,308
Waddell & Reed Financial Inc ‘A’	4,577	131,943	(766)
Wal-Mart Stores Inc	24,855	1,465,948	57,664
Waste Management Inc	6,651	354,365	599
Waters Corp	1,542	202,465	5,058
WellCare Health Plans Inc	1832	147,751	(4,470)
Wells Fargo & Co	7,425	411,865	(8,242)
Werner Enterprises Inc	13,513	326,752	(10,683)
WESCO International Inc	1,672	66,947	6,086
Western Digital Corp	16,767	995,960	10,899
Western Refining Inc	13,805	523,486	(31,752)
Westlake Chemical Corp	4,919	267,632	(432)
Whirlpool Corp	1,045	153,646	(167)
Williams-Sonoma Inc	1,782	106,795	(2,709)
World Fuel Services Corp	8,583	336,196	(6,094)
WPX Energy Inc	5,946	33,354	776
WR Berkley Corp	5,138	275,859	5,446
Wyndham Worldwide Corp	3,011	217,605	1,144
Xcel Energy Inc	9,055	329,602	(4,437)
Xerox Corp	69,615	709,377	30,631
Xilinx Inc	16,167	761,466	(2,102)
Yahoo! Inc	6,221	206,724	187
Yelp Inc ‘A’	12,747	349,523	17,591
Yum! Brands Inc	4,306	310,893	3,660
Zoetis Inc ‘A’	5,082	237,482	6,048
Zynga Inc ‘A’	146,648	381,285	11,732

			797,686

Total Long Positions			874,953

Short Positions:

Bermuda

Golar LNG Ltd	(15,978)	(225,450)	(26,843)
Teekay Corp	(8,938)	(64,979)	(23,239)

			(50,082)

Singapore

Avago Technologies Ltd	(2,187)	(307,230)	(10,213)

United Kingdom

Liberty Global PLC ‘A’	(6,223)	(249,759)	(13,848)
Pentair PLC	(11,289)	(559,709)	564

			(13,284)

United States

3D Systems Corp	(20,575)	(180,713)	1,916
Acadia Healthcare Co Inc	(13,973)	(863,756)	(8,998)
Acuity Brands Inc	(352)	(83,351)	1,054
Acxiom Corp	(5,416)	(118,448)	5,145
Adobe Systems Inc	(2,194)	(206,675)	570

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Advance Auto Parts Inc	(2,792)	($427,371)	$7,148
AECOM	(28,709)	(839,451)	(22,680)
Air Lease Corp ‘A’	(6,709)	(211,889)	(12,729)
Air Products & Chemicals Inc	(2,899)	(377,914)	725
Akorn Inc	(36,459)	(1,279,346)	(80,939)
Albemarle Corp	(15,505)	(812,772)	(55,663)
Alcoa Inc	(28,042)	(271,521)	(5,254)
Alere Inc	(1,973)	(78,155)	1,031
Alexion Pharmaceuticals Inc	(9,570)	(1,778,010)	(47,467)
Align Technology Inc	(13,031)	(844,018)	(14,073)
Alkermes PLC	(2,393)	(185,912)	(4,044)
Alleghany Corp	(2,104)	(1,007,542)	1,978
Allegheny Technologies Inc	(13,137)	(137,544)	(10,247)
Allegion PLC	(2,123)	(139,326)	(622)
Alliance Data Systems Corp	(7,484)	(2,013,645)	(56,205)
Alliant Energy Corp	(19,205)	(1,223,551)	24,198
Allison Transmission Holdings Inc	(1,615)	(41,086)	(727)
Ally Financial Inc	(20,957)	(392,687)	2,048
Alnylam Pharmaceuticals Inc	(6,542)	(576,874)	(38,990)
AMC Networks Inc ‘A’	(684)	(53,311)	2,230
American Airlines Group Inc	(3,751)	(159,267)	413
AMETEK Inc	(14,226)	(761,802)	(569)
Amphenol Corp ‘A’	(14,538)	(766,589)	7,269
Anadarko Petroleum Corp	(9,950)	(464,964)	(18,408)
Aon PLC ‘A’	(7,927)	(739,351)	8,403
Apache Corp	(15,716)	(675,002)	(23,888)
Aqua America Inc	(5,239)	(157,992)	1,870
Arista Networks Inc	(7,741)	(580,822)	(21,738)
ARRIS Group Inc	(50,633)	(1,511,901)	(35,949)
Arthur J Gallagher & Co	(3,230)	(133,270)	1,034
Artisan Partners Asset Management Inc ‘A’	(1,140)	(40,356)	(752)
AT&T Inc	(22,099)	(752,029)	(8,398)
athenahealth Inc	(992)	(156,042)	(3,641)
Atmos Energy Corp	(2,074)	(130,952)	207
Autodesk Inc	(1,975)	(119,962)	(375)
AutoZone Inc	(72)	(54,382)	965
Avis Budget Group Inc	(38,736)	(1,360,423)	(45,306)
B/E Aerospace Inc	(8,699)	(363,705)	(4,871)
Ball Corp	(10,548)	(743,845)	(23,311)
Bank of America Corp	(25,862)	(447,413)	12,155
Bank of the Ozarks Inc	(1,481)	(75,783)	2,533
BankUnited Inc	(3,455)	(127,835)	3,248
Becton Dickinson and Co	(2,465)	(384,318)	4,486
BioMarin Pharmaceutical Inc	(587)	(59,076)	(2,418)
Bio-Techne Corp	(4,585)	(412,477)	(173)
Black Knight Financial Services Inc ‘A’	(4,775)	(157,976)	114
Bluebird Bio Inc	(4,987)	(309,194)	(11,071)
BorgWarner Inc	(25,624)	(1,053,638)	(54,087)
Boston Scientific Corp	(22,757)	(423,280)	3,641
Brookdale Senior Living Inc	(52,189)	(950,884)	(12,525)
Brown-Forman Corp ‘B’	(6,353)	(644,766)	14,040
Buffalo Wild Wings Inc	(675)	(108,564)	800
Cabela’s Inc	(20,038)	(929,563)	(6,813)
Cable One Inc	(161)	(69,232)	(587)
Cabot Oil & Gas Corp	(31,463)	(482,957)	(73,623)
CalAtlantic Group Inc	(5,873)	(225,063)	2,359
Calpine Corp	(2,696)	(33,700)	(5,311)
Campbell Soup Co	(3,844)	(204,270)	2,268
CarMax Inc	(20,815)	(1,189,577)	66,192
Catalent Inc	(4,753)	(123,388)	4,420
Caterpillar Inc	(4,347)	(282,120)	(13,302)
CBOE Holdings Inc	(3,541)	(230,307)	496
CDK Global Inc	(12,702)	(610,331)	7,367
Celanese Corp ‘A’	(1,119)	(73,764)	(1,578)
CenterPoint Energy Inc	(22,579)	(402,809)	(11,741)
CenturyLink Inc	(6,147)	(156,134)	1,475
Cerner Corp	(3,903)	(235,663)	820
CF Industries Holdings Inc	(3,986)	(165,331)	2,662

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
CH Robinson Worldwide Inc	(1,681)	($107,920)	$3,665
Cheniere Energy Inc	(19,967)	(739,508)	(4,263)
Chevron Corp	(9,077)	(821,832)	5,265
Chicago Bridge & Iron Co NV	(5,579)	(222,557)	5,032
Chipotle Mexican Grill Inc	(1,351)	(749,656)	101,379
Ciena Corp	(23,213)	(473,668)	(6,609)
Cimarex Energy Co	(6,854)	(656,202)	43,591
Cincinnati Financial Corp	(9,499)	(566,615)	4,560
Citigroup Inc	(5,764)	(304,570)	6,283
Clean Harbors Inc	(6,221)	(254,066)	(5,039)
CMS Energy Corp	(8,753)	(318,517)	2,709
Cobalt International Energy Inc	(68,039)	(378,297)	10,886
Cognex Corp	(1,504)	(51,765)	975
Colfax Corp	(17,493)	(406,187)	(2,274)
Colgate-Palmolive Co	(1,741)	(117,222)	1,236
Columbia Pipeline Group Inc	(19,571)	(384,962)	(6,458)
Comerica Inc	(4,093)	(173,175)	1,965
CommScope Holding Co Inc	(16,337)	(423,398)	433
ConAgra Foods Inc	(5,784)	(235,004)	(8,850)
Concho Resources Inc	(6,625)	(632,489)	17,291
ConocoPhillips	(9,903)	(468,214)	5,843
CONSOL Energy Inc	(10,104)	(69,718)	(10,104)
Constellation Brands Inc ‘A’	(5,200)	(727,428)	(13,260)
Copart Inc	(7,690)	(295,365)	3,068
Core Laboratories NV	(8,958)	(994,947)	20,854
CoStar Group Inc	(2,718)	(559,419)	(2,365)
Costco Wholesale Corp	(1,431)	(229,933)	(1,173)
Covanta Holding Corp	(19,502)	(305,715)	3,629
CST Brands Inc	(5,834)	(225,601)	(2,742)
Cullen/Frost Bankers Inc	(2,068)	(127,989)	3,909
Cypress Semiconductor Corp	(61,940)	(587,811)	(19,821)
Dana Holding Corp	(10,183)	(136,147)	(4,379)
DaVita HealthCare Partners Inc	(11,787)	(802,930)	(18,741)
Deere & Co	(3,729)	(286,797)	2,387
DeVry Education Group Inc	(6,897)	(174,639)	76
DexCom Inc	(6,742)	(551,024)	(1,146)
Diebold Inc	(8,606)	(263,774)	4,820
Discovery Communications Inc ‘A’	(25,892)	(685,620)	(5,178)
DISH Network Corp ‘A’	(7,331)	(426,224)	7,038
Dolby Laboratories Inc ‘A’	(3,952)	(134,724)	1,739
Dollar Tree Inc	(30,849)	(2,362,416)	(19,743)
Dominion Resources Inc	(43,601)	(2,944,812)	(4,360)
Donaldson Co Inc	(1,736)	(49,142)	(612)
Dover Corp	(3,507)	(208,526)	(6,488)
Dril-Quip Inc	(510)	(29,590)	(617)
Dunkin’ Brands Group Inc	(4,931)	(211,737)	1,726
E*TRADE Financial Corp	(23,745)	(711,163)	7,361
Eagle Materials Inc	(7,397)	(444,412)	(2,589)
East West Bancorp Inc	(1,100)	(46,519)	803
Eastman Chemical Co	(4,646)	(310,353)	(3,299)
Ecolab Inc	(9,264)	(1,068,139)	8,523
Endo International PLC	(15,660)	(961,211)	2,506
Energen Corp	(4,683)	(202,087)	10,131
Ensco PLC ‘A’	(4,834)	(74,395)	—
Envision Healthcare Holdings Inc	(41,230)	(981,686)	(89,057)
EOG Resources Inc	(5,879)	(421,927)	5,753
EQT Corp	(6,242)	(298,056)	(27,340)
Eversource Energy	(12,095)	(625,553)	7,862
Exxon Mobil Corp	(7,871)	(613,623)	79
Fastenal Co	(4,187)	(167,438)	(3,475)
FEI Co	(5,610)	(453,288)	5,666
FireEye Inc	(11,321)	(239,430)	4,633
First Horizon National Corp	(9,199)	(135,961)	2,392
First Niagara Financial Group Inc	(13,307)	(142,518)	(1,863)
First Republic Bank	(3,665)	(243,796)	1,686
FirstEnergy Corp	(17,863)	(563,220)	(3,573)
FleetCor Technologies Inc	(7,905)	(1,128,755)	(1,107)
FLIR Systems Inc	(1,518)	(43,187)	577
Flowserve Corp	(3,014)	(122,971)	(3,858)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
FMC Corp	(14,597)	($549,348)	($21,832)
FNF Group	(6,070)	(200,735)	(9,712)
Forest City Enterprises Inc ‘A’	(10,245)	(218,380)	(6,293)
Fortinet Inc	(6,045)	(189,934)	1,511
Frank’s International NV	(5,200)	(82,773)	(4,015)
Freeport-McMoRan Inc	(8,979)	(54,951)	(5,836)
Frontier Communications Corp ‘B’	(90,635)	(434,142)	10,876
General Electric Co	(18,042)	(551,183)	(10,825)
Genesee & Wyoming Inc ‘A’	(7,866)	(414,956)	(7,369)
Gentex Corp	(27,577)	(434,338)	(7,170)
Genworth Financial Inc ‘A’	(75,072)	(273,262)	(6,756)
Global Payments Inc	(3,950)	(253,511)	(1,304)
Granite Construction Inc	(1,164)	(51,311)	1,364
Graphic Packaging Holding Co	(2,397)	(30,370)	(384)
Great Plains Energy Inc	(4,212)	(114,482)	(548)
Greif Inc ‘A’	(4,946)	(153,528)	1,142
Halliburton Co	(34,247)	(1,170,562)	4,795
Hancock Holding Co	(3,214)	(77,393)	(3,503)
Hanesbrands Inc	(10,323)	(302,980)	(826)
Harley-Davidson Inc	(23,082)	(1,048,384)	692
Harman International Industries Inc	(2,713)	(255,441)	(151)
Harris Corp	(7,956)	(661,303)	(30,074)
Hasbro Inc	(5,307)	(352,332)	(5,148)
Helmerich & Payne Inc	(7,133)	(370,172)	(11,800)
Hertz Global Holdings Inc	(62,513)	(900,812)	11,252
Hexcel Corp	(27,440)	(1,261,966)	(12,622)
Hologic Inc	(7,300)	(280,320)	(2,117)
Honeywell International Inc	(872)	(89,214)	(1,099)
Huntington Bancshares Inc	(16,366)	(181,990)	982
IDEX Corp	(693)	(52,800)	(291)
IDEXX Laboratories Inc	(19,967)	(1,394,296)	(61,698)
IHS Inc ‘A’	(554)	(64,613)	(997)
Illumina Inc	(11,904)	(2,157,600)	(127,313)
Incyte Corp	(4,598)	(527,896)	29,243
Intercontinental Exchange Inc	(1,035)	(257,063)	(8,166)
Intuitive Surgical Inc	(870)	(468,991)	(6,168)
Ionis Pharmaceuticals Inc	(5,277)	(307,121)	(19,683)
IPG Photonics Corp	(3,554)	(320,286)	3,412
ITC Holdings Corp	(19,257)	(740,869)	(14,968)
Jazz Pharmaceuticals PLC	(1,905)	(264,585)	(3,181)
JB Hunt Transport Services Inc	(5,919)	(429,601)	(4,617)
Johnson Controls Inc	(8,339)	(324,304)	(5,003)
Joy Global Inc	(2,715)	(32,227)	(2,009)
Kansas City Southern	(18,649)	(1,341,236)	(51,285)
KAR Auction Services Inc	(1,137)	(42,638)	534
Kate Spade & Co	(21,431)	(386,401)	5,572
Kellogg Co	(2,710)	(194,063)	(1,789)
Kennametal Inc	(2,585)	(46,375)	(3,257)
KeyCorp	(3,798)	(49,374)	(722)
Kinder Morgan Inc	(40,339)	(620,010)	18,153
Kirby Corp	(3,424)	(175,172)	(4,999)
KLX Inc	(18,333)	(577,306)	12,833
Knowles Corp	(7,338)	(100,702)	2,886
Kosmos Energy Ltd	(28,591)	(146,241)	(2,432)
Laboratory Corp of America Holdings	(4,839)	(588,810)	(9,484)
Las Vegas Sands Corp	(15,870)	(663,683)	(32,057)
Leggett & Platt Inc	(8,082)	(349,789)	10,183
Lennar Corp ‘A’	(16,444)	(800,494)	(3,782)
Leucadia National Corp	(30,462)	(498,358)	(31,376)
Level 3 Communications Inc	(43,261)	(2,254,331)	(97,337)
Liberty Broadband Corp ‘C’	(4,179)	(214,980)	(1,743)
Linear Technology Corp	(696)	(30,153)	594
LinkedIn Corp ‘A’	(2,486)	(574,639)	15,090
Lions Gate Entertainment Corp	(12,889)	(424,512)	7,037
Live Nation Entertainment Inc	(12,617)	(315,046)	5,047
Lockheed Martin Corp	(1,473)	(317,019)	(2,843)
Loews Corp	(33,611)	(1,242,263)	(48,400)
Louisiana-Pacific Corp	(76,360)	(1,293,538)	(81,705)
lululemon athletica Inc	(3,653)	(189,893)	(1,780)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
M&T Bank Corp	(4,105)	($512,058)	$14,614
Macquarie Infrastructure Corp	(2,955)	(194,557)	(19,976)
Marathon Oil Corp	(7,007)	(89,549)	1,331
Marsh & McLennan Cos Inc	(8,080)	(450,702)	2,666
Martin Marietta Materials Inc	(8,075)	(1,152,626)	49,742
MasterCard Inc ‘A’	(6,879)	(683,291)	13,552
Mattel Inc	(54,254)	(1,456,720)	(17,361)
MAXIMUS Inc	(2,797)	(159,715)	2,384
McCormick & Co Inc	(4,202)	(356,288)	(3,236)
MDC Holdings Inc	(3,405)	(84,716)	(2,213)
MDU Resources Group Inc	(52,435)	(881,608)	(79,001)
MEDNAX Inc	(3,225)	(234,909)	3,806
Memorial Resource Development Corp	(28,592)	(402,489)	(59,271)
Mettler-Toledo International Inc	(309)	(102,607)	(2,185)
MGM Resorts International	(43,184)	(926,297)	(54,844)
Microchip Technology Inc	(2,046)	(95,016)	(205)
Mohawk Industries Inc	(1,542)	(298,130)	6,091
Molson Coors Brewing Co ‘B’	(5,822)	(550,690)	3,887
Monsanto Co	(5,387)	(515,751)	(14,976)
Monster Beverage Corp	(9,427)	(1,416,784)	12,538
MSC Industrial Direct Co Inc ‘A’	(6,863)	(377,534)	(8,647)
Mylan NV	(12,194)	(645,916)	(13,413)
National Fuel Gas Co	(12,757)	(512,194)	(33,168)
National Oilwell Varco Inc	(10,714)	(362,921)	4,109
Netflix Inc	(2,209)	(270,625)	17,959
NetScout Systems Inc	(5,269)	(161,959)	201
NetSuite Inc	(13,512)	(1,116,902)	(26,484)
Newell Rubbermaid Inc	(11,591)	(519,509)	8,577
Newfield Exploration Co	(7,969)	(254,041)	(5,430)
NextEra Energy Inc	(4,092)	(423,154)	(1,964)
Nielsen Holdings PLC	(28,016)	(1,295,740)	(9,806)
Noble Energy Inc	(11,034)	(346,011)	(17,338)
Nordson Corp	(1,681)	(107,954)	118
Northern Trust Corp	(2,652)	(190,864)	(318)
NorthStar Asset Management Group Inc	(27,403)	(322,834)	(9,839)
Norwegian Cruise Line Holdings Ltd	(7,484)	(427,411)	(11,151)
NOW Inc	(7,930)	(126,644)	1,191
NRG Energy Inc	(46,911)	(446,593)	(105,550)
Nucor Corp	(1,084)	(41,701)	(1,984)
NVR Inc	(47)	(77,738)	517
Occidental Petroleum Corp	(10,160)	(674,827)	(12,090)
OGE Energy Corp	(15,936)	(406,687)	(12,271)
ONEOK Inc	(21,224)	(427,513)	(95,871)
Oshkosh Corp	(5,591)	(214,918)	(3,355)
Owens-Illinois Inc	(25,901)	(445,899)	(5,296)
PACCAR Inc	(4,475)	(203,344)	(8,771)
PacWest Bancorp	(4,484)	(197,834)	4,574
Palo Alto Networks Inc	(4,984)	(929,865)	51,983
Pandora Media Inc	(26,120)	(398,591)	48,322
PAREXEL International Corp	(2,392)	(154,715)	(8,228)
Patterson-UTI Energy Inc	(32,882)	(488,955)	(6,905)
PayPal Holdings Inc	(6,732)	(244,912)	1,214
PBF Energy Inc ‘A’	(1,201)	(44,305)	96
People’s United Financial Inc	(10,877)	(176,860)	1,196
PerkinElmer Inc	(17,781)	(923,545)	(28,983)
Perrigo Co PLC	(1,635)	(237,827)	1,242
Platform Specialty Products Corp	(53,579)	(663,844)	(23,575)
Polaris Industries Inc	(3,991)	(339,275)	(3,752)
PolyOne Corp	(1,797)	(56,156)	(916)
Post Holdings Inc	(8,200)	(508,564)	2,624
PPG Industries Inc	(3,164)	(310,831)	(1,835)
PPL Corp	(7,106)	(241,036)	(1,492)
Praxair Inc	(6,892)	(709,325)	3,584
Premier Inc ‘A’	(3,703)	(128,370)	(2,235)
Principal Financial Group Inc	(1,238)	(55,995)	310
Prosperity Bancshares Inc	(1,297)	(62,736)	661
QIAGEN NV	(16,079)	(433,106)	(11,478)
Qorvo Inc	(4,244)	(223,871)	7,851
Questar Corp	(28,106)	(536,421)	(11,084)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Range Resources Corp	(22,394)	($474,081)	($77,035)
Regeneron Pharmaceuticals Inc	(1,904)	(1,050,037)	16,412
Rent-A-Center Inc	(2,010)	(30,725)	635
Reynolds American Inc	(16,626)	(756,483)	(10,807)
Rice Energy Inc	(29,667)	(255,840)	(67,530)
Rollins Inc	(2,221)	(59,109)	1,585
Roper Technologies Inc	(4,355)	(803,933)	(22,602)
Royal Caribbean Cruises Ltd	(2,691)	(252,819)	(19,537)
RPC Inc	(7,638)	(91,430)	156
RPM International Inc	(4,466)	(195,030)	(1,742)
salesforce.com Inc	(7,315)	(573,715)	219
SanDisk Corp	(10,035)	(750,919)	(11,641)
SBA Communications Corp	(14,414)	(1,455,958)	(58,521)
SCANA Corp	(1,791)	(110,021)	1,684
Schlumberger Ltd	(6,286)	(434,991)	(3,457)
Scripps Networks Interactive Inc ‘A’	(1,408)	(76,426)	(1,309)
Sealed Air Corp	(8,348)	(359,548)	(12,772)
Seattle Genetics Inc	(12,204)	(505,612)	(42,104)
Sempra Energy	(9,528)	(914,212)	18,484
Sensata Technologies Holding NV	(42,693)	(1,906,669)	(59,770)
ServiceMaster Global Holdings Inc	(7,578)	(291,006)	(6,354)
ServiceNow Inc	(7,890)	(688,560)	5,602
Signature Bank	(2,360)	(365,092)	3,139
Signet Jewelers Ltd	(2,969)	(345,651)	(21,585)
Silgan Holdings Inc	(2,880)	(154,172)	(542)
Silicon Laboratories Inc	(1,324)	(67,365)	3,098
Sirius XM Holdings Inc	(191,992)	(771,808)	(9,600)
Six Flags Entertainment Corp	(1,380)	(73,499)	(2,318)
SLM Corp	(42,882)	(277,875)	(1,715)
SM Energy Co	(6,047)	(112,051)	(6,833)
Sotheby’s	(14,213)	(376,360)	10,233
Southwestern Energy Co	(51,595)	(292,145)	(74,696)
Spectra Energy Corp	(26,843)	(615,778)	(26,843)
Spectrum Brands Holdings Inc	(11,957)	(1,183,982)	(33,240)
Spirit Airlines Inc	(3,851)	(159,412)	5,950
Splunk Inc	(14,096)	(765,413)	(63,573)
Sprint Corp	(87,540)	(315,144)	(1,751)
Sprouts Farmers Market Inc	(78,152)	(2,007,725)	(70,337)
SS&C Technologies Holdings Inc	(2,465)	(168,415)	129
Stericycle Inc	(8,766)	(1,040,174)	(17,006)
STERIS PLC	(4,354)	(325,707)	(2,323)
SunPower Corp	(13,139)	(388,400)	(5,902)
SunTrust Banks Inc	(24,353)	(1,053,024)	9,741
SVB Financial Group	(2,132)	(261,234)	7,739
Synovus Financial Corp	(4,242)	(136,932)	(424)
T Rowe Price Group Inc	(16,637)	(1,181,393)	(7,986)
Targa Resources Corp	(19,021)	(502,535)	(12,173)
Tempur Sealy International Inc	(12,519)	(924,904)	42,815
Tenet Healthcare Corp	(25,670)	(716,913)	(60,888)
TerraForm Power Inc ‘A’	(31,874)	(394,919)	(6,056)
Tesla Motors Inc	(9,825)	(2,293,057)	(65,042)
The ADT Corp	(21,733)	(720,449)	3,695
The Charles Schwab Corp	(50,732)	(1,684,810)	14,205
The Cooper Cos Inc	(3,044)	(415,323)	6,819
The Hain Celestial Group Inc	(9,402)	(386,422)	6,675
The Hershey Co	(2,099)	(188,553)	1,175
The Howard Hughes Corp	(3,718)	(420,803)	74
The JM Smucker Co	(1,548)	(191,395)	464
The Manitowoc Co Inc	(15,203)	(230,098)	(3,268)
The Middleby Corp	(5,057)	(552,265)	6,767
The Progressive Corp	(42,848)	(1,348,855)	(13,711)
The Sherwin-Williams Co	(775)	(203,980)	2,790
The Southern Co	(19,532)	(908,433)	(5,469)
The Ultimate Software Group Inc	(2,954)	(585,719)	8,183
The Valspar Corp	(1,588)	(131,153)	(572)
The Walt Disney Co	(4,674)	(523,535)	32,391
The WhiteWave Foods Co	(21,019)	(809,608)	(8,241)
Thomson Reuters Corp	(2,717)	(102,866)	27
Tiffany & Co	(5,416)	(396,614)	(16,573)
T-Mobile US Inc	(21,100)	(827,120)	1,688

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Toll Brothers Inc	(3,442)	($116,615)	$1,996
Tractor Supply Co	(1,522)	(130,694)	563
TransDigm Group Inc	(6,903)	(1,516,451)	(60,539)
TreeHouse Foods Inc	(4,961)	(399,807)	10,567
TRI Pointe Group Inc	(16,963)	(216,681)	1,760
Trimble Navigation Ltd	(17,351)	(380,507)	8,328
TripAdvisor Inc	(9,029)	(770,896)	1,174
Twitter Inc	(49,389)	(1,151,258)	8,396
UGI Corp	(2,543)	(83,410)	(2,441)
Under Armour Inc ‘A’	(18,179)	(1,477,407)	11,998
United Natural Foods Inc	(3,686)	(148,767)	3,686
United Parcel Service Inc ‘B’	(6,681)	(668,100)	25,187
United Rentals Inc	(6,078)	(406,618)	(34,280)
USG Corp	(67,979)	(1,661,407)	10,197
Vantiv Inc ‘A’	(6,384)	(309,879)	7,150
Veeva Systems Inc ‘A’	(10,866)	(307,895)	(5,589)
VeriFone Systems Inc	(12,039)	(324,571)	(12,761)
Verisk Analytics Inc	(18,009)	(1,385,954)	1,422
Vertex Pharmaceuticals Inc	(3,083)	(363,609)	(24,325)
Viavi Solutions Inc	(37,905)	(224,777)	(6,065)
Visa Inc ‘A’	(20,089)	(1,580,803)	22,901
Vista Outdoor Inc	(6,029)	(263,660)	(4,691)
Visteon Corp	(7,799)	(898,055)	5,069
Vulcan Materials Co	(2,555)	(241,959)	(690)
WABCO Holdings Inc	(2,462)	(240,267)	(11,498)
Wabtec Corp	(2,205)	(155,056)	(1,764)
Walgreens Boots Alliance Inc	(10,171)	(847,651)	(18,460)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Waste Connections Inc	(4,474)	($247,099)	($4,877)
Watsco Inc	(1,295)	(153,937)	2,253
Weatherford International PLC	(54,777)	(471,630)	12,051
WEC Energy Group Inc	(27,505)	(1,421,680)	10,399
Westar Energy Inc	(964)	(40,527)	(357)
WestRock Co	(8,805)	(403,822)	2,138
WEX Inc	(3,370)	(291,471)	(6,437)
Whiting Petroleum Corp	(7,541)	(66,329)	(4,858)
Whole Foods Market Inc	(2,185)	(73,372)	174
Willis Group Holdings PLC	(4,795)	(221,193)	(11,700)
WisdomTree Investments Inc	(53,714)	(871,745)	29,510
Workday Inc ‘A’	(10,413)	(838,455)	8,747
WR Grace & Co	(5,899)	(571,318)	(16,163)
WW Grainger Inc	(2,371)	(461,989)	(18,352)
Wynn Resorts Ltd	(7,621)	(511,459)	(15,838)
Xylem Inc	(3,281)	(119,625)	(131)
Zebra Technologies Corp ‘A’	(11,724)	(779,060)	(37,517)
Zions Bancorporation	(14,321)	(397,551)	6,588

			(2,437,026)

Total Short Positions			(2,510,605)

Total Long and Short Positions			(1,635,652)

Net Cash and Other Receivables (Payables) (3)			39,245

			($1,596,407)

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month AUD-BBSW, plus a specified spread as negotiated by the parties, which is denominated in AUD based on the local currencies of the positions within the swap.	JPM	06/06/16- 02/06/17	$91,874

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

Amcor Ltd	50,681	$523,183	($8,294)
Ansell Ltd	14,750	228,015	1,009
Boral Ltd	147,864	628,633	12,511
Caltex Australia Ltd	24,468	661,466	51,136
CIMIC Group Ltd	9,070	164,794	(7,437)
Coca-Cola Amatil Ltd	21,047	139,690	(367)
Cochlear Ltd	857	56,476	7,628
Harvey Norman Holdings Ltd	43,810	125,475	4,125
Iluka Resources Ltd	29,591	155,223	(22,114)
Incitec Pivot Ltd	20,576	57,412	(349)
National Australia Bank Ltd l	1	-	18
Newcrest Mining Ltd	13,713	113,308	14,769
Orica Ltd	9,697	113,177	(7,561)
Qantas Airways Ltd	259,031	724,548	74,451
The Star Entertainment Grp Ltd	169,746	596,949	46,388
Tabcorp Holdings Ltd	76,788	274,321	(21)
Telstra Corp Ltd	186,616	936,446	(101,233)
Treasury Wine Estates Ltd	77,294	362,180	95,975
Woodside Petroleum Ltd	44,421	1,138,195	(154,302)

			6,332

New Zealand

Fletcher Building Ltd	12,865	61,196	1,563

Total Long Positions			7,895

Short Positions:

Australia

ALS Ltd	(26,998)	(93,712)	21,590
Alumina Ltd	(132,875)	(111,724)	2,154

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
AMP Ltd	(35,998)	($185,857)	$18,461
APA Group	(38,320)	(246,364)	8,555
Australia & New Zealand Banking Group Ltd	(8,176)	(221,182)	37,562
Bank of Queensland Ltd	(12,453)	(128,878)	(396)
Brambles Ltd	(51,923)	(451,140)	(21,336)
Commonwealth Bank of Australia	(2,601)	(163,537)	(4,097)
Computershare Ltd	(9,119)	(71,471)	(3,787)
Crown Resorts Ltd	(36,310)	(357,190)	10,056
CSL Ltd	(4,118)	(270,956)	(34,656)
Healthscope Ltd	(32,926)	(62,706)	309
Insurance Australia Group Ltd	(73,390)	(297,519)	(2,158)
Medibank Pvt Ltd	(66,131)	(104,051)	952
National Australia Bank Ltd	(4,723)	(132,422)	18,866
Origin Energy Ltd	(18,222)	(71,270)	12,086
QBE Insurance Group Ltd	(21,519)	(234,658)	18,890
Ramsay Health Care Ltd	(1,932)	(84,322)	(8,087)
REA Group Ltd	(4,966)	(165,384)	(28,391)
Santos Ltd	(28,924)	(83,337)	7,926
SEEK Ltd	(100,993)	(1,104,737)	(47,513)
South32 Ltd	(60,525)	(62,317)	16,524
Suncorp Group Ltd	(3,507)	(35,762)	2,317
Transurban Group	(28,957)	(231,783)	(4,619)
Westpac Banking Corp	(12,188)	(338,828)	14,876
Woolworths Ltd	(14,572)	(329,404)	43,223

			79,307

Total Short Positions			79,307

Total Long and Short Positions			87,202

Net Cash and Other Receivables (Payables) (3)			4,672

			$91,874

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month GBP-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in GBP based on the local currencies of the positions within the swap.	JPM	06/01/16- 02/06/17	$2,965,157

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Australia

BHP Billiton PLC	13,160	$319,527	($161,600)

Germany

TUI AG	2,538	46,963	(465)

India

Vedanta Resources PLC	17,227	150,831	(76,748)

South Africa

Investec PLC	7,980	74,576	(15,873)
Mondi PLC	18,156	376,179	(9,516)

			(25,389)

Switzerland

Coca-Cola HBC AG	7,293	162,328	(2,668)
Glencore PLC	233,435	372,576	(49,377)
Wolseley PLC	1,753	103,265	(4,787)

			(56,832)

United Kingdom

AA PLC	15,855	66,583	8,804
Aggreko PLC	2,450	36,907	(3,044)
Amec Foster Wheeler PLC	13,729	90,938	(2,481)
ASOS PLC	4,464	212,649	16,637
AstraZeneca PLC	1,899	128,060	4,609
Barclays PLC	69,537	267,185	(33,799)
Barratt Developments PLC	83,203	655,675	128,459
Bellway PLC	1,670	64,845	6,627
Berkeley Group Holdings PLC	10,985	475,588	132,618
BT Group PLC	26,838	185,417	6,261
Bunzl PLC	1,878	52,857	747
Centrica PLC	115,463	393,781	(17,547)
Compass Group PLC	34,887	612,276	11,555
Daily Mail & General Trust PLC	3,824	51,579	(10,711)
DCC PLC	5,872	422,359	81,542
Direct Line Insurance Group PLC	12,782	67,431	11,040
DS Smith PLC	52,348	303,447	14,117
GKN PLC	26,232	138,844	(15,339)
Greene King PLC	7,387	92,311	11,613
Howden Joinery Group PLC	41,115	304,978	25,872
Imperial Tobacco Group PLC	8,695	436,561	35,470
Indivior PLC	36,662	115,164	(10,309)
Intermediate Capital Group PLC	7,875	69,492	6,612
International Consolidated Airlines Group SA	3,406	28,132	3,206
ITV PLC	30,692	117,160	11,650
John Wood Group PLC	31,021	302,041	(15,010)
Just Eat PLC	48,553	304,968	63,223
Kingfisher PLC	105,878	569,910	(34,200)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Man Group PLC	367,706	$966,520	$13,087
Marks & Spencer Group PLC	50,603	414,181	(58,789)
Meggitt PLC	15,287	85,009	(245)
National Grid PLC	91,884	1,234,065	69,518
Pearson PLC	16,554	331,617	(142,538)
Persimmon PLC	28,149	730,469	135,284
Playtech PLC	2,737	37,547	(1,962)
Regus PLC	21,817	107,397	2,006
Rio Tinto PLC	6,955	313,586	(100,551)
Royal Mail PLC	56,754	394,745	(15,181)
Smith & Nephew PLC	15,538	266,329	17,553
Smiths Group PLC	25,032	383,611	(28,219)
Stagecoach Group PLC	24,597	132,338	(20,199)
Tate & Lyle PLC	6,583	59,942	21
Taylor Wimpey PLC	434,584	1,096,438	237,984
Thomas Cook Group PLC	146,323	316,043	(44,291)
Vodafone Group PLC	230,061	809,406	(38,800)
Whitbread PLC	1,288	101,612	(14,984)
William Hill PLC	35,385	198,638	14,796
WPP PLC	35,528	825,592	18,990

			481,702

Total Long Positions			160,668

Short Positions:

Chile

Antofagasta PLC	(132,543)	(1,453,917)	491,476

United Kingdom

Aberdeen Asset Management PLC	(86,141)	(510,746)	129,764
Admiral Group PLC	(22,336)	(531,340)	(31,019)
Anglo American PLC	(19,574)	(89,863)	3,153
ARM Holdings PLC	(82,527)	(1,327,922)	33,681
Ashtead Group PLC	(6,508)	(109,870)	1,012
Associated British Foods PLC	(11,208)	(487,342)	(80,462)
Aviva PLC	(44,591)	(348,198)	(499)
Babcock International Group PLC	(17,384)	(264,993)	(2,976)
Balfour Beatty PLC	(25,647)	(94,056)	(10,814)
Booker Group PLC	(13,034)	(34,898)	(113)
BP PLC	(78,418)	(413,662)	2,869
British American Tobacco PLC	(39,989)	(2,195,824)	(96,856)
BTG PLC	(8,483)	(76,981)	(10,983)
Cable & Wireless Communications PLC	(39,873)	(44,727)	(244)
Capita PLC	(9,896)	(183,641)	4,636
Cobham PLC	(104,559)	(467,071)	18,370
Croda International PLC	(1,703)	(73,505)	(4,882)
Diageo PLC	(34,763)	(957,097)	(20,135)
Hargreaves Lansdown PLC	(48,480)	(890,086)	(217,743)
HSBC Holdings PLC	(111,623)	(1,088,949)	172,114
Inmarsat PLC	(9,986)	(151,553)	(19,917)
Intertek Group PLC	(7,716)	(309,833)	(15,544)
J Sainsbury PLC	(91,169)	(365,514)	10,359
Johnson Matthey PLC	(2,456)	(124,209)	24,642
Legal & General Group PLC	(46,734)	(186,199)	916
Lloyds Banking Group PLC	(189,925)	(207,365)	1,862

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Next PLC	(677)	($74,725)	($154)
Ocado Group PLC	(36,542)	(189,490)	21,532
Old Mutual PLC	(126,886)	(449,214)	100,357
Petrofac Ltd	(12,646)	(172,733)	17,428
Provident Financial PLC	(2,230)	(111,064)	35
Prudential PLC	(12,987)	(319,825)	18,828
Reckitt Benckiser Group PLC	(1,739)	(151,996)	(12,975)
Rolls-Royce Holdings PLC	(95,838)	(1,496,995)	636,204
Rolls-Royce Holdings PLC Right +	(8,884,183)	(13,698)	—
Rotork PLC	(14,762)	(53,715)	12,318
Royal Bank of Scotland Group PLC	(23,631)	(122,848)	14,134
RSA Insurance Group PLC	(56,209)	(364,003)	(2,532)
Serco Group PLC	(157,616)	(293,753)	61,720
Sky PLC	(7,722)	(126,872)	(3,863)
Spectris PLC	(1,250)	(33,863)	558

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sports Direct International PLC	(8,139)	($76,861)	$5,245
SSE PLC	(5,000)	(118,318)	2,540
St James’s Place PLC	(13,344)	(198,414)	(2,970)
Standard Chartered PLC	(21,211)	(341,042)	154,880
Standard Life PLC	(110,486)	(749,823)	92,778
Tesco PLC	(484,229)	(1,559,324)	431,006
The Weir Group PLC	(18,878)	(551,870)	254,057

			1,692,317

Total Short Positions			2,183,793

Total Long and Short Positions			2,344,461

Net Cash and Other Receivables (Payables) (3)			620,696

			$2,965,157

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month HKD-HIBOR, plus a specified spread as negotiated by the parties, which is denominated in HKD based on the local currencies of the positions within the swap.	JPM	06/06/16- 02/06/17	$389,786

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Hong Kong

BOC Hong Kong Holdings Ltd	10,000	$32,318	($1,982)
CK Hutchison Holdings Ltd	38,000	542,671	(32,898)
CLP Holdings Ltd	104,500	900,228	(14,220)
Hang Seng Bank Ltd	3,000	59,453	(2,649)
Henderson Land Development Co Ltd	29,100	213,642	(36,549)
Kerry Properties Ltd	107,000	373,099	(81,895)
Li & Fung Ltd	74,000	56,156	(6,233)
MTR Corp Ltd	21,000	104,278	(695)
New World Development Co Ltd	303,000	385,163	(87,917)
Orient Overseas International Ltd	28,000	141,163	(7,289)
Sino Land Co Ltd	172,000	268,337	(17,765)
Sun Hung Kai Properties Ltd	22,000	291,736	(27,712)
Swire Pacific Ltd ‘A’	7,500	85,081	(1,204)
WH Group Ltd	988,500	635,141	(87,370)
Yue Yuen Industrial Holdings Ltd	44,000	158,973	(9,504)

			(415,882)

Total Long Positions			(415,882)

Short Positions:

Hong Kong

ASM Pacific Technology Ltd	(3,984)	(31,267)	103
Cathay Pacific Airways Ltd	(107,643)	(250,366)	65,061

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Cheung Kong Property Holdings Ltd	(74,104)	($520,845)	$42,805
Galaxy Entertainment Group Ltd	(108,709)	(421,689)	82,824
HKT Trust & HKT Ltd	(218,484)	(265,410)	(13,175)
Hong Kong & China Gas Co Ltd	(657,495)	(1,375,271)	89,429
Hysan Development Co Ltd	(12,000)	(50,231)	1,272
Sands China Ltd	(15,200)	(57,393)	5,996
SJM Holdings Ltd	(86,295)	(104,938)	43,632
Swire Properties Ltd	(92,792)	(299,199)	32,623
Techtronic Industries Co Ltd	(66,719)	(230,094)	(40,837)
Value Partners Group Ltd	(88,847)	(97,455)	(5,183)

			304,550

Macao

MGM China Holdings Ltd	(422,997)	(768,553)	244,150
Wynn Macau Ltd	(246,770)	(481,817)	195,913

			440,063

United States

Samsonite International SA	(140,192)	(456,071)	35,653

Total Short Positions			780,266

Total Long and Short Positions			364,384

Net Cash and Other Receivables (Payables) (3)			25,402

			$389,786

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month SGD-SIBOR, plus a specified spread as negotiated by the parties, which is denominated in SGD based on the local currencies of the positions within the swap.	JPM	06/06/16- 02/06/17	$251,733

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

China

Yangzijiang Shipbuilding Holdings Ltd	94,806	$73,817	($540)

Singapore

ComfortDelGro Corp Ltd	58,800	134,443	(77)
Genting Singapore PLC	57,400	30,300	647
Singapore Airlines Ltd	57,700	470,970	830

			1,400

Total Long Positions			860

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Singapore

CapitaLand Ltd	(40,300)	($95,869)	$1,059
Global Logistic Properties Ltd	(20,100)	(41,550)	8,519
Golden Agri-Resources Ltd	(341,600)	(101,573)	14,209
Keppel Corp Ltd	(127,186)	(760,817)	146,533

			170,320

Total Short Positions			170,320

Total Long and Short Positions			171,180

Net Cash and Other Receivables (Payables) (3)			80,553

			$251,733

Description	Counter- party	Expiration Dates (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Month USD-LIBOR, plus a specified spread as negotiated by the parties, which is denominated in USD based on the local currencies of the positions within the swap.	JPM	06/06/16- 12/27/16	$61,478

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Position:

Hong Kong

Hongkong Land Holdings Ltd	18,000	$126,950	($1,425)

Total Long Position			(1,425)

Short Positions:

Hong Kong

Jardine Matheson Holdings Ltd	(600)	(32,421)	3,289

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Singapore

Hutchison Port Holdings Trust	(97,600)	($63,724)	$12,164

Total Short Positions			15,453

Total Long and Short Positions			14,028

Net Cash and Other Receivables (Payables) (3)			47,450

			$61,478

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CAD-USD Discount Rate, plus a specified spread as negotiated by the parties, which is denominated in CAD based on the local currencies of the positions within the swap.	MSC	05/04/16	$2,968,706

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Canada

Air Canada	46,986	$404,351	($57,653)
Alimentation Couche-Tard Inc ‘B’	10,264	417,990	33,828
Bank of Montreal	4,875	316,471	(41,383)
Baytex Energy Corp	26,466	79,745	5,944
BCE Inc	4,042	179,588	(23,423)
BlackBerry Ltd	60,998	547,818	18,211
Bombardier Inc ‘B’	69,778	65,357	2,217
Canadian Imperial Bank of Commerce	3,799	302,443	(52,078)
Canadian Tire Corp Ltd ‘A’	1,869	191,414	(31,813)
Canfor Corp	23,356	426,394	(85,599)
CCL Industries Inc ‘B’	684	106,098	4,815
CGI Group Inc ‘A’	8,996	363,272	(3,094)
CI Financial Corp	2,855	82,146	(19,009)
Constellation Software Inc	1,241	505,181	12,206
Dollarama Inc	4,107	237,804	(532)
Empire Co Ltd ‘A’	13,559	293,365	(41,136)
Enerplus Corp	17,508	68,820	(8,718)
Fairfax Financial Holdings Ltd	438	233,689	(25,749)
Finning International Inc	14,868	293,579	(92,860)
George Weston Ltd	1,948	157,783	(7,231)
IGM Financial Inc	1,423	53,236	(16,892)
Industrial Alliance Insurance & Financial Services Inc	977	31,646	(486)
Intact Financial Corp	1,189	89,309	(13,107)
Kinross Gold Corp	67,287	163,324	(41,266)
Linamar Corp	9,106	538,440	(46,649)
Magna International Inc	27,221	1,444,065	(340,038)
Metro Inc	12,102	337,781	1,044
National Bank of Canada	2,230	89,826	(24,861)
Open Text Corp	5,708	253,214	20,450
Progressive Waste Solutions Ltd	3,436	82,534	(1,582)
Ritchie Bros Auctioneers Inc	5,245	137,708	(11,331)
Royal Bank of Canada	8,493	561,426	(106,302)
Shaw Communications Inc ‘B’	3,567	80,955	(19,601)
SNC-Lavalin Group Inc	3,813	116,994	(3,681)
The Bank of Nova Scotia	5,689	313,317	(83,199)
The Toronto-Dominion Bank	9,128	419,659	(61,848)
West Fraser Timber Co Ltd	11,128	489,412	(66,955)

			(1,229,361)

Total Long Positions			(1,229,361)

Short Positions:

Canada

Agnico Eagle Mines Ltd	(27,755)	(816,040)	86,511
Agrium Inc	(3,172)	(307,130)	23,628
AltaGas Ltd	(8,384)	(245,238)	58,011
ARC Resources Ltd	(5,145)	(71,335)	9,239
Barrick Gold Corp	(4,115)	(44,896)	14,443

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Cameco Corp	(9,900)	($169,641)	$47,510
Canadian National Railway Co	(5,858)	(331,008)	3,541
Canadian Natural Resources Ltd	(9,688)	(212,413)	827
Canadian Pacific Railway Ltd	(411)	(77,643)	25,149
Canadian Utilities Ltd ‘A’	(9,215)	(265,964)	53,254
Cenovus Energy Inc	(35,052)	(592,429)	149,117
Eldorado Gold Corp	(39,094)	(175,455)	59,617
Enbridge Inc	(23,754)	(982,345)	192,662
Encana Corp	(12,062)	(95,757)	34,475
First Quantum Minerals Ltd	(72,578)	(1,038,937)	767,235
Fortis Inc	(4,885)	(152,892)	20,820
Franco-Nevada Corp	(3,740)	(172,361)	1,268
Gildan Activewear Inc	(25,933)	(807,872)	70,570
Goldcorp Inc	(17,349)	(307,384)	106,899
Hudson’s Bay Co	(2,910)	(37,903)	(162)
Husky Energy Inc	(47,837)	(907,598)	412,876
Imperial Oil Ltd	(13,618)	(522,667)	79,002
Inter Pipeline Ltd	(7,977)	(135,771)	7,731
Manulife Financial Corp	(7,527)	(138,858)	26,037
Methanex Corp	(7,625)	(353,911)	102,077
Pembina Pipeline Corp	(8,057)	(178,163)	2,606
Peyto Exploration & Development Corp	(1,664)	(41,959)	12,051
Potash Corp of Saskatchewan Inc	(9,249)	(282,602)	124,185
Power Financial Corp	(1,302)	(39,258)	9,326
Precision Drilling Corp	(62,398)	(318,839)	72,169
Restaurant Brands International Inc	(7,797)	(290,388)	(1,218)
Rogers Communications Inc ‘B’	(10,502)	(375,124)	12,939
Silver Wheaton Corp	(27,624)	(480,998)	137,619
Suncor Energy Inc	(4,955)	(128,060)	147
Teck Resources Ltd ‘B’	(25,713)	(331,180)	231,948
Tourmaline Oil Corp	(15,997)	(434,674)	176,285
TransAlta Corp	(15,821)	(79,907)	23,767
TransCanada Corp	(23,072)	(899,442)	145,938
Veresen Inc	(4,963)	(40,260)	8,481
Vermilion Energy Inc	(7,433)	(309,450)	107,415
Yamana Gold Inc	(39,981)	(102,394)	28,136

			3,444,131

United States

Valeant Pharmaceuticals International Inc	(4,992)	(1,162,405)	655,304

Total Short Positions			4,099,435

Total Long and Short Positions			2,870,074

Net Cash and Other Receivables (Payables) (3)			98,632

			$2,968,706

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day CHF-TOIS, plus a specified spread as negotiated by the parties, which is denominated in CHF based on the local currencies of the positions within the swap.	MSC	05/04/16	$901,941

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Switzerland

Actelion Ltd	12,037	$1,681,604	($25,332)
Adecco SA	3,387	259,739	(27,175)
Baloise Holding AG	1,563	199,753	(1,546)
Flughafen Zuerich AG	540	413,202	(8,153)
Galenica AG	166	238,687	20,129
Geberit AG	514	184,193	(11,310)
Givaudan SA	66	124,879	(6,122)
Helvetia Holding AG	297	168,676	(1,439)
Kuehne + Nagel International AG	466	70,226	(6,330)
Lonza Group AG	2,468	343,820	57,412
Partners Group Holding AG	531	179,234	11,414
Straumann Holding AG	142	40,405	2,470
Swiss Life Holding AG	1,185	284,760	33,270
Swiss Re AG	8,569	766,075	67,502
Zurich Insurance Group AG	561	176,479	(33,335)

			71,455

Total Long Positions			71,455

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Switzerland

Aryzta AG	(9,294)	($487,679)	$17,439
Barry Callebaut AG	(80)	(97,264)	10,014
Cie Financiere Richemont SA ‘A’	(10,928)	(977,689)	192,694
Credit Suisse Group AG	(16,489)	(434,596)	78,214
Dufry AG	(2,937)	(371,921)	23,571
LafargeHolcim Ltd	(8,546)	(580,239)	152,019
Nestle SA	(18,033)	(1,413,603)	76,932
OC Oerlikon Corp AG	(5,209)	(69,222)	23,053
SGS SA	(95)	(187,042)	6,058
Sonova Holding AG	(360)	(50,191)	4,491
The Swatch Group AG	(1,765)	(738,089)	122,147
UBS Group AG	(27,909)	(596,064)	58,986

			765,618

Total Short Positions			765,618

Total Long and Short Positions			837,073

Net Cash and Other Receivables (Payables) (3)			64,868

			$901,941

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day EUR-EONIA, plus a specified spread as negotiated by the parties, which is denominated in EUR based on the local currencies of the positions within the swap.	MSC	05/04/16	$2,643,402

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Belgium

Ageas	3,438	$162,112	($2,756)
bpost SA	8,436	208,732	(1,947)
KBC Groep NV	5,337	368,831	(35,129)
Proximus SADP	11,913	444,484	(57,991)
Solvay SA	493	73,565	(21,174)

			(118,997)

Finland

Amer Sports OYJ	5,458	148,701	9,763
Cargotec OYJ ‘B’	4,073	142,100	8,829
Elisa OYJ	4,369	143,068	21,243
Kesko OYJ ‘B’	3,439	119,180	883
Neste OYJ	6,848	182,331	21,859
Orion OYJ ‘B’	5,401	179,480	6,706
UPM-Kymmene OYJ	8,925	161,498	3,801

			73,084

France

Cap Gemini SA	7,906	711,476	20,055
Cie Generale des Etablissements Michelin	1,290	144,814	(22,331)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Eiffage SA	3,776	$231,801	$11,714
Eutelsat Communications SA	4,648	161,710	(22,905)
Faurecia	3,335	135,915	(2,303)
Ingenico Group SA	643	76,294	4,982
Lagardere SCA	2,178	69,516	(4,713)
Numericable-SFR SAS	2,973	138,709	(30,765)
Peugeot SA	109,795	1,976,121	(50,985)
Publicis Groupe SA	4,244	354,386	(72,904)
Safran SA	4,953	372,781	(33,566)
Sanofi	6,884	709,502	(122,117)
SCOR SE	5,931	211,959	9,916
SEB SA	2,065	203,413	8,494
Societe BIC SA	1,061	172,189	2,389
Societe Television Francaise 1	4,711	64,477	(12,087)
Sodexo SA	2,555	259,357	(10,808)
Teleperformance	2,131	164,116	15,270
Thales SA	11,212	770,958	69,180
Valeo SA	976	156,222	(5,542)
Veolia Environnement SA	5,451	114,299	14,908
Vivendi SA	24,920	625,412	(88,798)

			(322,916)

Germany

Allianz SE	1,631	285,802	3,140
Aurubis AG	6,659	410,224	(70,642)
Brenntag AG	1,726	103,365	(13,280)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Deutsche Lufthansa AG	22,312	$313,748	$38,599
Evonik Industries AG	4,286	149,619	(7,391)
Freenet AG	28,919	961,902	18,634
GEA Group AG	1,434	69,769	(11,984)
Hannover Rueck SE	2,103	213,344	27,701
HOCHTIEF AG	4,503	387,180	30,427
HUGO BOSS AG	1,987	245,582	(80,109)
K+S AG	2,016	51,501	914
KION Group AG	6,312	292,806	21,012
Merck KGaA	3,330	367,933	(44,480)
MTU Aero Engines AG	551	53,410	302
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	2,681	525,450	11,488
OSRAM Licht AG	5,243	276,027	(55,413)
ProSiebenSat.1 Media SE	5,752	299,277	(8,316)
Rheinmetall AG	1,177	78,890	(506)
Software AG	3,078	89,381	(1,233)
Symrise AG	1,987	125,020	6,791
Zalando SE	5,616	191,952	29,904

			(104,442)

Italy

A2A SPA	186,398	238,161	14,759
Atlantia SPA	5,835	162,479	(7,930)
Autogrill SPA	41,682	390,482	6,704
Azimut Holding SPA	8,499	207,879	1,939
Banca Generali SPA	5,869	184,420	695
Banca Popolare di Milano Scarl	341,946	354,500	(17,674)
Buzzi Unicem SPA	3,996	72,248	(1,144)
Davide Campari-Milano SPA	12,379	106,731	(143)
Eni SPA	8,303	136,372	(13,369)
FinecoBank Banca Fineco SPA	32,372	255,128	11,449
Finmeccanica SPA	3,142	42,340	1,091
Mediobanca SPA	3,159	32,013	(1,725)
Moncler SPA	16,006	287,158	(65,497)
Prysmian SPA	47,738	1,068,718	(24,498)
Recordati SPA	10,217	249,401	17,297
Snam SPA	15,205	79,549	(33)
Unipol Gruppo Finanziario SPA	14,341	75,114	(1,732)
UnipolSai SPA	28,410	76,576	(4,601)

			(84,412)

Luxembourg

SES SA	5,066	176,713	(36,285)

Netherlands

Aegon NV	18,597	145,978	(41,007)
Akzo Nobel NV	554	42,299	(5,296)
Boskalis Westminster	9,331	486,788	(106,665)
Delta Lloyd NV	15,614	272,957	(181,235)
Fugro NV	2,750	45,309	(567)
Koninklijke Ahold NV	15,429	299,300	26,456
NN Group NV	15,045	486,181	42,887
Randstad Holding NV	9,591	575,944	20,665
Wolters Kluwer NV	18,460	593,031	25,488

			(219,274)

Portugal

Jeronimo Martins SGPS SA	11,991	169,406	(13,607)
NOS SGPS SA	7,252	60,063	(3,027)

			(16,634)

Spain

Abengoa SA ‘B’	148,443	40,041	(8,921)
ACS Actividades de Construccion y Servicios SA	1,060	37,401	(6,519)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Almirall SA	7,505	$146,885	$4,684
Enagas SA	3,929	120,760	(10,206)
Endesa SA	21,583	426,041	6,368
Gamesa Corp Tecnologica SA	29,762	475,997	34,451
Iberdrola SA	146,649	983,873	55,774
Mediaset Espana Comunicacion SA	7,260	96,970	(18,337)
Red Electrica Corp SA	682	56,871	(26)
Tecnicas Reunidas SA	2,227	90,310	(6,544)

			50,724

United Kingdom

Dialog Semiconductor PLC	13,096	571,795	(130,765)
RELX NV	30,932	487,144	33,008

			(97,757)

Total Long Positions			(876,909)

Short Positions:

Belgium

Anheuser-Busch InBev SA	(3,083)	(376,682)	(4,148)
UCB SA	(710)	(50,436)	(13,473)

			(17,621)

Finland

Nokia OYJ	(63,158)	(445,359)	(4,267)
Nokian Renkaat OYJ	(1,095)	(33,502)	(5,393)
Sampo OYJ	(5,070)	(245,878)	(11,102)

			(20,762)

France

Airbus Group SE	(3,938)	(273,488)	9,076
Arkema SA	(1,096)	(88,402)	11,745
BNP Paribas SA	(6,292)	(398,391)	42,237
Bollore SA	(67,702)	(361,649)	46,128
Carrefour SA	(13,832)	(479,821)	81,508
Casino Guichard Perrachon SA	(3,361)	(202,059)	47,669
Danone SA	(8,091)	(588,244)	42,201
Edenred	(16,005)	(320,291)	18,739
Electricite de France SA	(28,812)	(517,455)	94,193
Engie SA	(61,519)	(1,061,058)	(27,693)
Kering	(838)	(152,704)	9,863
Natixis SA	(11,775)	(82,909)	16,350
Plastic Omnium SA	(3,199)	(91,176)	(10,170)
Remy Cointreau SA	(1,119)	(76,355)	(3,773)
Renault SA	(4,243)	(444,811)	19,469
Schneider Electric SE	(13,220)	(1,004,005)	251,309
Technip SA	(19,128)	(1,056,156)	111,304
TOTAL SA	(5,290)	(244,106)	8,510
Zodiac Aerospace	(50,826)	(1,603,542)	392,080

			1,160,745

Germany

adidas AG	(4,689)	(393,773)	(63,136)
BASF SE	(7,775)	(769,570)	175,170
Bayerische Motoren Werke AG	(5,899)	(572,762)	(48,515)
Commerzbank AG	(24,146)	(327,292)	77,295
Continental AG	(755)	(177,806)	(5,445)
Deutsche Bank AG	(2,322)	(74,719)	17,727
Deutsche Telekom AG	(8,236)	(154,166)	5,145
Duerr AG	(1,048)	(83,946)	329
E.ON SE	(49,592)	(565,477)	85,532
Infineon Technologies AG	(20,872)	(254,406)	(51,032)
METRO AG	(2,070)	(76,192)	10,123
Rocket Internet SE	(4,178)	(139,383)	11,663
RWE AG	(79,806)	(1,465,433)	448,167

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
SAP SE	(5,863)	($448,007)	($18,990)
Telefonica Deutschland Holding AG	(20,377)	(128,035)	19,249
ThyssenKrupp AG	(5,356)	(144,557)	38,342
Volkswagen AG	(3,198)	(380,830)	(82,466)
Wirecard AG	(2,128)	(102,260)	(5,129)

			614,029

Italy

Enel Green Power SPA	(20,903)	(41,169)	(1,191)
Mediaset SPA	(23,677)	(99,808)	1,749
Unione di Banche Italiane SCpA Right	(15,921)	—	—

			558

Luxembourg

ArcelorMittal	(83,105)	(635,340)	288,093
Tenaris SA	(82,288)	(1,140,799)	161,180

			449,273

Netherlands

Altice NV ‘A’	(4,981)	(69,395)	(1,833)
ASML Holding NV	(8,810)	(956,171)	171,051
Koninklijke Philips NV	(13,656)	(388,771)	41,559
SBM Offshore NV	(13,476)	(167,917)	(3,409)

			207,368

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Portugal

Banco Comercial Portugues SA	(1,464,934)	($78,258)	$1,124
EDP - Energias de Portugal SA	(60,425)	(227,370)	10,206

			11,330

Spain

Atresmedia Corp de Medios de Comunicacion SA	(4,255)	(45,971)	877
Banco Popular Espanol SA	(90,997)	(467,053)	167,402
Bankia SA	(125,832)	(173,269)	26,934
Cellnex Telecom SAU	(20,518)	(358,704)	(23,845)
Grifols SA	(1,492)	(63,160)	(5,526)
Obrascon Huarte Lain SA	(19,110)	(113,281)	4,561

			170,403

Switzerland

STMicroelectronics NV	(19,369)	(154,996)	24,626

United Kingdom

CNH Industrial NV	(176,056)	(1,412,219)	212,104

Total Short Positions			2,812,053

Total Long and Short Positions			1,935,144

Net Cash and Other Receivables (Payables) (3)			708,258

			$2,643,402

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Day JPY-MUTSC, plus a specified spread as negotiated by the parties, which is denominated in JPY based on the local currencies of the positions within the swap.	MSC	05/09/16	$777,218

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Japan

Ajinomoto Co Inc	20,000	$440,272	$33,092
Alps Electric Co Ltd	4,300	118,623	(2,330)
Amada Holdings Co Ltd	13,600	132,757	(2,973)
Aozora Bank Ltd	114,000	427,110	(29,569)
Asahi Kasei Corp	38,000	356,883	(99,699)
Astellas Pharma Inc	32,000	494,439	(39,904)
Bandai Namco Holdings Inc	24,700	538,780	(19,783)
Bridgestone Corp	9,600	392,472	(63,750)
Brother Industries Ltd	5,400	69,651	(7,729)
Central Japan Railway Co	1,700	302,928	(1,790)
Chubu Electric Power Co Inc	50,200	729,369	(42,713)
Dai Nippon Printing Co Ltd	9,000	91,673	(2,696)
Daicel Corp	29,400	356,324	81,175
DeNA Co Ltd	21,200	360,937	(29,205)
Disco Corp	3,300	295,859	15,995
Don Quijote Holdings Co Ltd	8,000	305,406	(24,344)
East Japan Railway Co	800	70,730	4,456
Ezaki Glico Co Ltd	1,100	57,978	1,414
Fuji Electric Co Ltd	21,000	98,141	(10,079)
Fuji Heavy Industries Ltd	34,300	1,160,079	249,938

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
FUJIFILM Holdings Corp	3,400	$143,599	($1,986)
Hakuhodo DY Holdings Inc	14,000	143,387	7,906
Haseko Corp	55,900	697,293	(80,176)
Hitachi Chemical Co Ltd	2,300	43,078	(6,633)
Hitachi High-Technologies Corp	11,700	304,918	11,259
Hitachi Metals Ltd	15,000	233,501	(48,530)
Hokuhoku Financial Group Inc	72,000	173,194	(26,505)
Hoshizaki Electric Co Ltd	500	32,057	(981)
Hoya Corp	25,400	986,156	49,368
Idemitsu Kosan Co Ltd	4,200	68,294	(1,470)
Iida Group Holdings Co Ltd	7,700	139,050	3,575
Inpex Corp	25,900	246,275	9,322
Isuzu Motors Ltd	37,900	491,213	(83,358)
ITOCHU Corp	9,600	118,569	(5,404)
Itochu Techno-Solutions Corp	10,300	222,502	(16,699)
Izumi Co Ltd	3,600	154,863	(15,274)
Japan Airlines Co Ltd	49,500	1,632,614	140,053
Japan Petroleum Exploration Co Ltd	6,400	186,738	(15,347)
JSR Corp	18,000	305,773	(24,840)
JTEKT Corp	9,800	164,439	(4,046)
JX Holdings Inc	52,400	204,098	15,038

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Kajima Corp	27,000	$124,407	$36,256
Kaken Pharmaceutical Co Ltd	6,100	544,640	(128,827)
Kamigumi Co Ltd	10,000	86,634	(556)
Kaneka Corp	7,000	73,390	(607)
Kawasaki Heavy Industries Ltd	10,000	50,743	(13,763)
Kewpie Corp	5,900	130,652	14,695
Koito Manufacturing Co Ltd	8,900	309,459	54,589
Konami Holdings Corp	17,407	384,461	30,673
Konica Minolta Inc	40,100	442,906	(40,702)
Kurita Water Industries Ltd	1,500	37,255	(5,852)
M3 Inc	3,700	79,026	(2,341)
Mazda Motor Corp	8,100	166,471	161
Medipal Holdings Corp	20,000	346,754	(6,197)
MEIJI Holdings Co Ltd	800	45,338	20,627
MISUMI Group Inc	7,000	79,013	17,383
Mitsubishi Chemical Holdings Corp	46,000	284,670	6,979
Mitsubishi Electric Corp	99,000	1,217,630	(179,662)
Mitsubishi Materials Corp	9,000	$33,174	(4,868)
Mitsubishi Motors Corp	103,700	939,558	(62,813)
Mitsubishi Tanabe Pharma Corp	50,900	855,531	21,361
Mitsui & Co Ltd	3,400	47,505	(7,124)
Mitsui Chemicals Inc	44,000	197,954	(2,796)
Mixi Inc	16,300	647,732	(39,155)
Mizuho Financial Group Inc	245,800	470,125	20,549
MS&AD Insurance Group Holdings Inc	17,600	507,178	7,523
Murata Manufacturing Co Ltd	1,900	272,066	635
Nexon Co Ltd	26,300	375,590	51,323
NHK Spring Co Ltd	20,500	208,742	(3,403)
Nintendo Co Ltd	2,000	395,663	(120,339)
Nippon Express Co Ltd	89,000	453,196	(35,615)
Nippon Shokubai Co Ltd	3,200	219,557	2,814
Nippon Telegraph & Telephone Corp	23,100	839,492	77,620
Nippon Yusen KK	72,000	223,478	(48,964)
Nitori Holdings Co Ltd	1,500	122,409	3,663
Nitto Denko Corp	5,800	390,343	32,737
NOK Corp	34,600	1,038,790	(230,077)
Nomura Research Institute Ltd	5,460	200,874	8,981
NSK Ltd	7,100	78,894	(1,887)
NTN Corp	20,000	86,360	(2,024)
Obic Co Ltd	2,100	92,964	18,361
Omron Corp	3,100	139,157	(35,900)
Oracle Corp Japan	2,700	123,562	2,352
ORIX Corp	9,700	144,499	(8,426)
Osaka Gas Co Ltd	40,000	164,514	(20,284)
Otsuka Corp	11,500	554,493	9,465
Otsuka Holdings Co Ltd	23,000	769,481	44,182
Panasonic Corp	73,100	1,032,620	(290,735)
Park24 Co Ltd	3,800	69,476	22,729
Pola Orbis Holdings Inc	7,900	502,223	19,772
Recruit Holdings Co Ltd	9,600	315,988	(33,707)
Resona Holdings Inc	91,500	484,542	(40,414)
Rohm Co Ltd	4,400	301,435	(79,072)
Sankyo Co Ltd	2,715	102,234	(968)
Santen Pharmaceutical Co Ltd	37,800	507,825	113,813
Sega Sammy Holdings Inc	5,800	61,330	(7,166)
Sekisui Chemical Co Ltd	57,000	724,085	19,421
Shimadzu Corp	19,000	285,936	32,405
Shimamura Co Ltd	4,100	395,879	83,328
Shimizu Corp	14,000	98,835	15,244
Shin-Etsu Chemical Co Ltd	1,900	118,713	(15,513)
Shionogi & Co Ltd	2,600	119,213	(1,670)
Sojitz Corp	361,700	795,495	(37,311)
Sompo Japan Nipponkoa Holdings Inc	16,700	554,433	(8,188)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Sony Corp	15,900	$479,533	($90,009)
Sugi Holdings Co Ltd	3,000	144,026	21,907
Sumitomo Chemical Co Ltd	41,000	239,451	(4,144)
Sumitomo Heavy Industries Ltd	65,000	394,853	(103,686)
Sumitomo Rubber Industries Ltd	25,400	445,356	(115,172)
Sundrug Co Ltd	1,100	71,113	(368)
Suruga Bank Ltd	5,200	108,311	(1,167)
Suzuken Co Ltd	10,300	370,828	21,776
T&D Holdings Inc	20,600	297,883	(27,088)
Taiheiyo Cement Corp	32,000	101,980	(8,680)
TDK Corp	2,500	179,571	(19,659)
Teijin Ltd	62,000	220,664	(9,484)
The Bank of Kyoto Ltd	4,000	45,971	(8,917)
The Bank of Yokohama Ltd	12,000	76,184	(2,733)
The Chiba Bank Ltd	8,000	65,658	(8,939)
The Dai-ichi Life Insurance Co Ltd	39,400	680,077	(26,322)
The Gunma Bank Ltd	18,000	130,251	(25,604)
The Hachijuni Bank Ltd	16,000	120,878	(22,690)
The Hiroshima Bank Ltd	11,000	65,616	(3,150)
The Iyo Bank Ltd	7,500	92,764	(19,958)
Toho Gas Co Ltd	8,000	51,841	(178)
Tohoku Electric Power Co Inc	67,700	906,257	(59,936)
Tokio Marine Holdings Inc	8,400	335,615	(11,959)
Tokyo Electric Power Co Inc	147,000	699,765	145,723
Tokyo Gas Co Ltd	70,000	384,220	(55,406)
Toppan Printing Co Ltd	9,000	74,505	8,366
Tosoh Corp	21,000	109,837	(1,994)
Toyoda Gosei Co Ltd	1,600	36,784	(447)
Toyota Boshoku Corp	5,000	104,785	(4,369)
Trend Micro Inc	2,200	75,407	13,837
Tsuruha Holdings Inc	3,800	320,928	9,277
West Japan Railway Co	5,600	315,296	70,983
Yamaguchi Financial Group Inc	7,000	90,516	(7,567)

			(1,160,264)

Total Long Positions			(1,160,264)

Short Positions:

Japan

Aeon Co Ltd	(44,100)	(551,278)	(126,842)
AEON Financial Service Co Ltd	(8,800)	(223,075)	26,202
Aisin Seiki Co Ltd	(1,100)	(49,132)	1,837
ANA Holdings Inc	(37,000)	(106,499)	(277)
Asahi Glass Co Ltd	(19,000)	(110,435)	2,090
Asahi Group Holdings Ltd	(1,400)	(45,373)	1,606
Asics Corp	(12,800)	(304,999)	40,081
Calbee Inc	(2,400)	(101,515)	791
Canon Inc	(2,700)	(96,478)	14,643
Chiyoda Corp	(71,000)	(643,131)	104,635
Chugai Pharmaceutical Co Ltd	(12,200)	(403,085)	(22,117)
Citizen Holdings Co Ltd	(6,100)	(44,666)	852
Credit Saison Co Ltd	(19,100)	(358,487)	(17,920)
Daikin Industries Ltd	(8,900)	(606,783)	(40,938)
Daiwa Securities Group Inc	(21,000)	(172,711)	44,316
Denso Corp	(16,500)	(802,013)	15,303
Dentsu Inc	(800)	(37,234)	(6,556)
Eisai Co Ltd	(5,500)	(363,575)	9
Fast Retailing Co Ltd	(1,200)	(474,925)	54,706
Hamamatsu Photonics KK	(6,600)	(185,949)	5,049
Hirose Electric Co Ltd	(1,400)	(194,057)	24,858
Hitachi Construction Machinery Co Ltd	(8,600)	(136,992)	3,099
Hitachi Ltd	(32,000)	(218,780)	37,734
Honda Motor Co Ltd	(26,800)	(933,434)	74,720
IHI Corp	(264,000)	(1,198,886)	473,029
Isetan Mitsukoshi Holdings Ltd	(42,600)	(686,854)	132,588
J Front Retailing Co Ltd	(32,500)	(541,804)	70,936
Japan Airport Terminal Co Ltd	(4,400)	(210,105)	14,975
Japan Display Inc	(87,800)	(355,172)	101,334

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Japan Tobacco Inc	(17,500)	($622,480)	($20,070)
JFE Holdings Inc	(16,700)	(302,165)	39,680
JGC Corp	(37,000)	(748,673)	182,498
Kakaku.com Inc	(3,700)	(73,016)	(28)
Kao Corp	(1,200)	(58,230)	(3,350)
Keihan Electric Railway Co Ltd	(5,000)	(33,659)	211
Keikyu Corp	(10,000)	(82,075)	(498)
Keio Corp	(18,000)	(143,108)	(12,374)
Kikkoman Corp	(5,000)	(141,968)	(31,085)
Kintetsu Group Holdings Co Ltd	(81,000)	(283,974)	(45,531)
Kirin Holdings Co Ltd	(22,000)	(298,690)	999
Komatsu Ltd	(13,000)	(262,625)	50,805
Kubota Corp	(23,000)	(363,174)	8,627
Kyocera Corp	(4,300)	(227,316)	28,014
Kyushu Electric Power Co Inc	(153,800)	(1,718,924)	38,337
Makita Corp	(3,657)	(198,909)	(11,257)
Marui Group Co Ltd	(85,953)	(1,025,430)	(371,093)
Minebea Co Ltd	(49,000)	(723,473)	302,713
Mitsubishi Heavy Industries Ltd	(38,000)	(195,930)	29,945
Mitsubishi Logistics Corp	(19,000)	(251,721)	1,119
Mitsui OSK Lines Ltd	(320,000)	(982,572)	176,464
NGK Insulators Ltd	(12,000)	(269,631)	(1,054)
NGK Spark Plug Co Ltd	(34,100)	(906,273)	7,989
Nidec Corp	(11,700)	(892,689)	45,815
Nippon Electric Glass Co Ltd	(25,000)	(127,956)	1,900
Nippon Paint Holdings Co Ltd	(22,600)	(539,490)	(7,184)
Nippon Steel & Sumitomo Metal Corp	(11,800)	(239,002)	5,351
Nomura Holdings Inc	(37,100)	(239,159)	32,969
Odakyu Electric Railway Co Ltd	(29,000)	(282,529)	(29,655)
Oji Holdings Corp	(13,000)	(57,060)	4,664
Olympus Corp	(9,500)	(337,487)	(36,684)
Ono Pharmaceutical Co Ltd	(1,600)	(189,198)	(95,178)
Oriental Land Co Ltd	(16,000)	(919,379)	(43,927)
Pigeon Corp	(7,400)	(179,934)	251
Rakuten Inc	(10,000)	(172,735)	57,493
Ricoh Co Ltd	(177,000)	(1,812,872)	(5,143)
Rinnai Corp	(1,900)	(152,759)	(15,454)
Seibu Holdings Inc	(8,500)	(227,860)	54,011
Seiko Epson Corp	(10,300)	(161,803)	3,500
Shikoku Electric Power Co Inc	(6,700)	(108,076)	3,518

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Shimano Inc	(3,700)	($563,881)	($2,817)
Shiseido Co Ltd	(21,900)	(442,321)	(10,858)
SoftBank Group Corp	(22,300)	(1,373,738)	249,944
Sohgo Security Services Co Ltd	(2,900)	(135,634)	(79)
Stanley Electric Co Ltd	(12,300)	(268,639)	(2,287)
Sumco Corp	(91,500)	(978,168)	290,747
Sumitomo Corp	(6,500)	(76,493)	10,290
Sumitomo Dainippon Pharma Co Ltd	(11,400)	(126,791)	(7,347)
Sumitomo Metal Mining Co Ltd	(11,000)	(136,240)	3,286
Sumitomo Mitsui Trust Holdings Inc	(84,000)	(371,282)	54,153
Suntory Beverage & Food Ltd	(5,400)	(228,601)	(8,162)
Sysmex Corp	(1,100)	(59,435)	(10,916)
Taisei Corp	(16,000)	(91,005)	(14,407)
Taiyo Nippon Sanso Corp	(4,300)	(39,739)	897
Takashimaya Co Ltd	(28,000)	(252,474)	519
Terumo Corp	(12,600)	(312,466)	(77,534)
The Chugoku Electric Power Co Inc	(10,500)	(144,328)	6,126
The Kansai Electric Power Co Inc	(17,600)	(191,190)	(19,397)
The Yokohama Rubber Co Ltd	(5,200)	(81,353)	1,677
Tobu Railway Co Ltd	(15,000)	(71,450)	(2,496)
Toray Industries Inc	(8,000)	(68,900)	(5,344)
Toshiba Corp	(515,000)	(1,436,091)	379,266
TOTO Ltd	(2,400)	(75,198)	(8,949)
Toyo Seikan Group Holdings Ltd	(15,800)	(283,644)	(8,618)
Toyota Industries Corp	(7,600)	(433,662)	27,504
Toyota Motor Corp	(2,800)	(193,036)	21,171
Unicharm Corp	(57,700)	(1,250,230)	73,872
Yahoo Japan Corp	(173,300)	(709,167)	4,865
Yakult Honsha Co Ltd	(8,200)	(452,885)	51,807
Yamato Holdings Co Ltd	(50,900)	(1,081,037)	2,237
Yaskawa Electric Corp	(68,200)	(862,538)	(65,709)
Yokogawa Electric Corp	(23,100)	(273,030)	(4,697)

			2,306,795

Total Short Positions			2,306,795

Total Long and Short Positions			1,146,531

Net Cash and Other Receivables (Payables) (3)			(369,313)

			$777,218

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week DKK-CIBOR, plus a specified spread as negotiated by the parties, which is denominated in DKK based on the local currencies of the positions within the swap.	MSC	05/04/16	$300,311

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Denmark
Chr Hansen Holding AS	3,628	$177,219	$49,705
DSV AS	3,401	126,783	6,825
Genmab AS	2,451	230,373	91,017
GN Store Nord AS	1,822	39,161	(6,113)
ISS AS	4,042	138,173	7,614
Novo Nordisk AS ‘B’	23,949	1,359,169	17,429
Pandora AS	7,329	807,083	117,722
TDC AS	7,882	41,050	(1,950)
Vestas Wind Systems AS	1,539	89,646	17,803

			300,052

Total Long Positions			300,052

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Denmark

Carlsberg AS ‘B’	(3,959)	($348,221)	($1,814)
Novozymes AS ‘B’	(3,918)	(188,771)	1,158
Tryg AS	(2,742)	(54,773)	316

			(340)

Total Short Positions			(340)

Total Long and Short Positions			299,712

Net Cash and Other Receivables (Payables) (3)			599

			$300,311

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week NOK-NIBOR, plus a specified spread as negotiated by the parties, which is denominated in NOK based on the local currencies of the positions within the swap.	MSC	05/04/16	($68,066)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Norway

Marine Harvest ASA	9,096	$111,109	$11,353
Norsk Hydro ASA	56,397	279,324	(69,571)
Yara International ASA	5,292	272,147	(44,218)

			(102,436)

Total Long Positions			(102,436)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Norway

Gjensidige Forsikring ASA	(2,916)	($49,691)	$3,257
Schibsted ASA	(7,397)	(237,615)	(5,168)

			(1,911)

Total Short Positions			(1,911)

Total Long and Short Positions			(104,347)

Net Cash and Other Receivables (Payables) (3)			36,281

			($68,066)

Description	Counter- party	Expiration Date (1)	Value
The fund receives or pays the net total return on all positions within the basket and pays financing based upon the then-current 1-Week SEK-STIBOR, plus a specified spread as negotiated by the parties, which is denominated in SEK based on the local currencies of the positions within the swap.	MSC	05/04/16	($1,234,129)

The following table represents the individual long and short positions and related values within the total return basket swap as of December 31, 2015:

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Long Positions:

Sweden

BillerudKorsnas AB	7,787	$135,842	$8,107
Boliden AB	26,645	577,400	(135,611)
Electrolux AB ‘B’	24,020	723,490	(146,942)
Husqvarna AB ‘B’	21,998	162,593	(17,455)
ICA Gruppen AB	874	32,537	(889)
NCC AB ‘B’	3,368	109,979	(5,841)
Securitas AB ‘B’	21,203	306,602	16,368
Skanska AB ‘B’	8,878	193,807	(22,494)
Swedish Match AB	3,593	127,629	(510)
Swedish Orphan Biovitrum AB	21,995	305,603	40,680
Tele2 AB ‘B’	30,162	401,380	(101,771)
TeliaSonera AB	55,738	345,884	(68,712)

			(435,070)

Total Long Positions			(435,070)

Referenced Entity	Shares	Notional Amount (2)	Unrealized Appreciation (Depreciation)
Short Positions:

Sweden

Alfa Laval AB	(3,182)	($60,218)	$2,442
Getinge AB ‘B’	(7,712)	(190,189)	(10,515)
Hexagon AB ‘B’	(4,158)	(154,860)	817
Meda AB ‘A’	(3,828)	(48,888)	880
Sandvik AB	(13,089)	(162,363)	48,997
Volvo AB ‘B’	(32,214)	(435,775)	138,373

			180,994

Total Short Positions			180,994

Total Long and Short Positions			(254,076)

Net Cash and Other Receivables (Payables) (3)			(980,053)

			(1,234,129)

Total Basket Swaps			$8,453,004

(1)	The expiration dates may vary by the underlying investments in each basket swap.
(2)	Notional amount represents the value (including any fees or commissions) of the long and short positions when they are established.
(3)	Cash and other receivables (payables) includes the gains (or losses) realized within the swap when the swap resets.

Total Return Swaps

Receive Total Return	Pay	Counter- party	Expiration Date	Number of Contracts	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Positive return on SGX MSCI Index	Negative return on the SGX MSCI Index	GSC	01/29/16	2	$289	$—	$289
Positive return on Swiss Market Index	Negative return on Swiss Market Index	GSC	03/18/16	43	142,697	—	142,697

					$142,986	$—	$142,986

Total Swap Agreements					$8,595,990	$—	$8,595,990

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF EQUITY LONG/SHORT FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(e)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Short-Term Investments	$128,155,487	$32,387,373	$95,768,114	$—
	Derivatives:
	Equity Contracts
	Futures	575,084	575,084	—	—
	Swaps	11,494,592	142,986	11,351,606	—

	Total Equity Contracts	12,069,676	718,070	11,351,606	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	416,343	—	416,343	—

	Total Assets - Derivatives	12,486,019	718,070	11,767,949	—

	Total Assets	140,641,506	33,105,443	107,536,063	—

Liabilities	Derivatives:
	Equity Contracts
	Futures	(446,339)	(446,339)	—	—
	Swaps	(2,898,602)	—	(2,898,602)	—

	Total Equity Contracts	(3,344,941)	(446,339)	(2,898,602)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(210,150)	—	(210,150)	—

	Total Liabilities - Derivatives	(3,555,091)	(446,339)	(3,108,752)	—

	Total Liabilities	(3,555,091)	(446,339)	(3,108,752)	—

	Total	$137,086,415	$32,659,104	$104,427,311	$—

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments

December 31, 2015 (Unaudited)

	Shares	Value
RIGHTS - 0.0%

Romania - 0.0%

Societatea Nationala Nuclearelectrica SA Exp 08/12/16 * +	11,000	$—

Total Rights (Cost $0)		—

COMMON STOCKS - 0.9%

Romania - 0.4%

Banca Transilvania *	156,700	91,409
BRD-Groupe Societe Generale SA *	30,800	89,471
Electrica SA	25,800	75,551
OMV Petrom SA	839,900	58,576
Societatea Nationala de Gaze Naturale ROMGAZ SA	8,800	57,501
Societatea Nationala Nuclearelectrica SA	11,000	17,037
Transelectrica SA	12,700	89,089
Transgaz SA Medias	1,200	79,897

		558,531

Singapore - 0.5%

Yoma Strategic Holdings Ltd *	1,972,467	640,359

Total Common Stocks (Cost $1,426,306)		1,198,890

CLOSED-END MUTUAL FUND - 0.4%

Romania - 0.4%

Fondul Proprietatea SA *	2,869,379	556,917

Total Closed-End Mutual Fund (Cost $705,505)		556,917

	Principal Amount
CORPORATE BONDS & NOTES - 3.0%

Angola - 0.9%

Republic of Angola via Northern Lights 7.000% due 08/16/19 ~	$1,329,375	1,282,847

Azerbaijan - 0.5%

International Bank of Azerbaijan OJSC 6.170% due 05/10/17 § ~	700,000	679,000

Georgia - 1.0%

Bank of Georgia JSC 7.750% due 07/05/17 ~	1,338,000	1,394,236

Russia - 0.6%

Gazprom OAO 3.755% due 03/15/17 ~	EUR 548,000	596,774
Sberbank of Russia 5.400% due 03/24/17 ~	$203,000	206,800

		803,574

Total Corporate Bonds & Notes (Cost $4,166,602)		4,159,657

	Principal Amount	Value
SENIOR LOAN NOTES - 0.5%

Ethiopia - 0.5%

Eithiopian Railways Corp 4.216% due 08/01/21 § +	$692,651	$645,376

Total Senior Loan Notes (Cost $643,697)		645,376

MORTGAGE-BACKED SECURITIES - 0.7%

United States - 0.7%

Fannie Mae (IO)
5.000% due 12/25/42 "	1,651,548	348,217
5.728% due 01/25/43 " §	2,224,288	419,233
5.828% due 07/25/42 " §	1,810,338	270,345

		1,037,795

Total Mortgage-Backed Securities (Cost $1,054,770)		1,037,795

FOREIGN GOVERNMENT BONDS & NOTES - 67.1%

Albania - 1.8%

Albania Government 5.750% due 11/12/20 ~	EUR 2,210,000	2,461,773

Angola - 0.5%

Angolan Government 9.500% due 11/12/25 ~	$750,000	699,375

Armenia - 1.2%

Armenia Government 7.150% due 03/26/25 ~	1,647,000	1,599,418

Barbados - 0.9%

Barbados Government 6.625% due 12/05/35 ~	1,521,000	1,251,022

Belarus - 0.7%

Belarus Government 8.950% due 01/26/18 ~	952,000	980,351

Colombia - 0.5%

Colombia Government 5.000% due 06/15/45	780,000	655,200

Cyprus - 2.5%

Cyprus Government
3.875% due 05/06/22 ~	EUR 1,301,000	1,473,967
4.625% due 02/03/20 ~	608,000	710,944
4.750% due 06/25/19 ~	1,131,000	1,325,607

		3,510,518

Dominican Republic - 3.0%

Dominican Republic
5.500% due 01/27/25 ~	$515,000	498,263
8.625% due 04/20/27 ~	753,000	879,128
10.400% due 05/10/19 ~	DOP 74,700,000	1,671,462
13.500% due 08/04/17 ~	3,000,000	69,849

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
14.000% due 06/08/18 ~	DOP 16,400,000	$393,263
15.000% due 04/05/19 ~	11,200,000	280,553
16.000% due 02/10/17 ~	11,900,000	280,009

		4,072,527

Ecuador - 4.7%

Ecuador Government
7.950% due 06/20/24 ~	$6,308,000	4,683,690
10.500% due 03/24/20 ~	2,224,000	1,801,440

		6,485,130

Georgia - 0.2%

Georgia Government 6.875% due 04/12/21 ~	200,000	207,895

India - 5.2%

India Government
7.160% due 05/20/23	INR 140,000,000	2,040,592
8.400% due 07/28/24	47,150,000	735,823
8.830% due 11/25/23	275,000,000	4,367,797

		7,144,212

Iraq - 2.2%

Iraq International 5.800% due 01/15/28 ~	$4,531,000	3,069,798

Ivory Coast - 1.0%

Ivory Coast Government
5.750% due 12/31/32 § ~	348,000	311,276
6.375% due 03/03/28 ~	1,123,000	1,027,500

		1,338,776

Kazakhstan - 3.9%

Kazakhstan Government
5.125% due 07/21/25 ~	4,064,000	4,019,377
6.500% due 07/21/45 ~	1,432,000	1,413,556

		5,432,933

Kenya - 1.0%

Kenya Government 6.875% due 06/24/24 ~	1,639,000	1,442,320

Lebanon - 3.4%

Lebanon Government
4.500% due 04/22/16	1,305,000	1,306,566
8.500% due 01/19/16 ~	2,692,000	2,702,736
Lebanon Treasury
6.180% due 07/28/16	LBP 433,950,000	290,652
6.180% due 12/29/16	492,370,000	329,063

		4,629,017

Macedonia - 4.1%

Macedonia Government
3.975% due 07/24/21 ~	EUR 4,371,000	4,534,074
4.875% due 12/01/20 ~	1,080,000	1,166,849

		5,700,923

Mongolia - 1.9%

Mongolia Government
4.125% due 01/05/18 ~	$1,844,000	1,694,267
5.125% due 12/05/22 ~	1,079,000	862,247

		2,556,514

New Zealand - 2.7%

New Zealand Government
2.000% due 09/20/25 ^ ~	NZD 2,764,485	1,859,433
3.000% due 09/20/30 ^ ~	2,482,678	1,827,208

		3,686,641

	Principal Amount	Value
Nigeria - 1.0%

Nigeria Government
5.125% due 07/12/18 ~	$1,440,000	$1,377,001

Pakistan - 0.4%

Pakistan Government 8.250% due 04/15/24 ~	528,000	545,372

Russia - 3.5%

Russian Federal
7.050% due 01/19/28	RUB 241,687,000	2,773,938
7.600% due 07/20/22	18,036,000	224,462
8.150% due 02/03/27	147,635,000	1,862,122

		4,860,522

Rwanda - 1.0%

Rwanda Government 6.625% due 05/02/23 ~	$1,462,000	1,400,602

Serbia - 7.9%

Serbia Government
5.250% due 11/21/17 ~	1,056,000	1,098,710
5.875% due 12/03/18 ~	1,602,000	1,689,710
Serbia Treasury
10.000% due 05/08/17	RSD 276,810,000	2,660,371
10.000% due 01/24/18	103,830,000	1,023,360
10.000% due 03/02/18	138,200,000	1,365,874
10.000% due 06/05/21	185,040,000	1,883,180
10.000% due 02/05/22	116,080,000	1,163,475

		10,884,680

Sri Lanka - 4.7%

Sri Lanka Government
5.875% due 07/25/22 ~	$1,027,000	940,725
6.250% due 10/04/20 ~	619,000	599,809
6.250% due 07/27/21 ~	1,004,000	958,921
6.850% due 11/03/25 ~	1,561,000	1,476,280
9.000% due 05/01/21	LKR 31,470,000	210,426
10.000% due 10/01/22	133,620,000	928,559
11.000% due 08/01/21	119,480,000	863,528
11.200% due 07/01/22	74,050,000	542,071

		6,520,319

Tanzania - 2.0%

Tanzania Government 6.538% due 03/09/20 § ~	$2,868,000	2,717,143

Thailand - 1.2%

Thailand Government 1.250% due 03/12/28 ^ ~	THB 64,916,520	1,588,298

Venezuela - 2.3%

Venezuela Government
5.750% due 02/26/16 ~	$680,500	612,450
7.650% due 04/21/25 ~	389,000	145,875
9.250% due 09/15/27 ~	3,380,000	1,402,700
11.950% due 08/05/31 ~	2,293,200	1,026,207

		3,187,232

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

	Principal Amount	Value
Zambia - 1.7%

Zambia Government
5.375% due 09/20/22 ~	$613,000	$446,105
8.500% due 04/14/24 ~	1,570,000	1,252,703
8.970% due 07/30/27 ~	866,000	689,509

		2,388,317

Total Foreign Government Bonds & Notes (Cost $99,664,442)		92,393,829

PURCHASED OPTIONS - 3.1%
(See Note (g) in Notes to Schedule of Investments)
(Cost $2,417,148)		4,279,092

SHORT-TERM INVESTMENTS - 23.5%

Foreign Government Issues - 3.6%

Lebanon Treasury Bills (Lebanon)
4.990% due 05/26/16	LBP 936,600,000	610,116
5.350% due 01/28/16	4,057,230,000	2,683,163
5.350% due 12/01/16	2,087,320,000	1,323,589
5.350% due 12/15/16	410,720,000	259,937

		4,876,805

	Shares

Money Market Fund - 15.5%

BlackRock Liquidity Funds T-Fund Portfolio	21,367,046	21,367,046

	Principal Amount

U.S. Treasury Bills - 3.6%

0.250% due 03/24/16 ‡	$4,500,000	4,498,290
0.585% due 06/16/16	500,000	498,962

		4,997,252

Repurchase Agreement - 0.8%

JPMorgan Chase & Co (0.500%) due 01/15/16 (Dated 12/16/15, repurchase price of $1,083,572; collateralized by Spain Government: 5.400% due 01/31/23 and value $1,055,026)	EUR 997,459	1,083,994

Total Short-Term Investments (Cost $32,316,352)		32,325,097

TOTAL INVESTMENTS - 99.2% (Cost $142,394,822)		136,596,653

SECURITIES SOLD SHORT - (0.7%)
(See Note (d) in Notes to Schedule of Investments) (Proceeds $988,401)		(1,015,825)

OTHER ASSETS & LIABILITIES, NET - 1.5%		2,126,686

NET ASSETS - 100.0%		$137,707,514

Notes to Schedule of Investments

(a)	Investments with a total aggregate value of $644,874 or 0.5% of the fund’s net assets were valued by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees.

(b)	As of December 31, 2015, the amount of $388 in cash and an investment with a value of $1,939,263 was fully or partially segregated with the broker(s)/custodian as collateral for open futures contracts, forward foreign currency contracts, options contracts and swap agreements.

(c)	Pursuant to the terms of the following senior loan agreement, the fund had an unfunded loan commitment of $7,350 or less than 0.1% of net assets as of December 31, 2015, which could be extended at the option of the borrower:

Borrower	Unfunded Loan Commitment	Value	Unrealized Appreciation (Depreciation)
Ethiopian Railways Corp +	$7,350	$6,848	($502)

(d)	Securities sold short outstanding as of December 31, 2015 were as follows:

Description	Principal Amount	Value
Foreign Government Bonds & Notes - (0.7%)
Spain Government
5.400% due 01/31/23	EUR 730,000	($1,015,825)

Total Securities Sold Short (Proceeds $988,401)		($1,015,825)

(e)	Open futures contracts outstanding as of December 31, 2015 were as follows:

Long Futures Outstanding	Number of Contracts	Unrealized Appreciation (Depreciation)
SGX CNX Nifty Index (01/16)	87	$4,372
TOPIX Index (03/16)	27	(44,253)

		(39,881)

Short Futures Outstanding
Euro-Bund (03/16)	30	7,471
Eurodollar (03/17)	58	(19,275)
Eurodollar (09/17)	55	(14,437)
S&P 500 E-Mini Index (03/16)	13	24,635
U.S. 2-Year Interest Rate Swap (03/16)	52	7,622
U.S. 5-Year Interest Rate Swap (03/16)	87	43,434
U.S. 10-Year Interest Rate Swap (03/16)	159	84,150
U.S. 30-Year Interest Rate Swap (03/16)	8	4,688
U.S. Treasury 10-Year Notes (03/16)	4	815

		139,103

Total Futures Contracts		$99,222

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(f)	Forward foreign currency contracts outstanding as of December 31, 2015 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CLP	2,001,797,000	USD	2,821,220	02/16	BNP	($12,393)
CNH	11,021,497	USD	1,682,252	06/16	SCB	(36,749)
CNH	16,885,679	USD	2,570,795	07/16	GSC	(58,486)
CNH	9,451,065	USD	1,438,628	07/16	SCB	(32,465)
CNY	7,364,000	USD	1,153,057	03/16	BNP	(23,912)
CNY	15,189,000	USD	2,378,395	03/16	JPM	(48,669)
CNY	23,057,000	USD	3,610,443	03/16	SCB	(74,336)
EUR	5,057,196	HUF	1,580,714,000	02/16	BNP	57,710
EUR	2,268,061	HUF	714,845,000	02/16	CIT	5,584
EUR	508,029	HUF	159,100,000	02/16	DUB	4,746
EUR	2,688,336	HUF	845,355,000	02/16	JPM	13,340
EUR	3,183,338	PLN	13,889,382	02/16	BNP	(75,642)
EUR	2,668,443	USD	2,936,733	01/16	SCB	(35,211)
EUR	4,133,897	USD	4,535,325	03/16	GSC	(35,427)
JPY	259,320,000	USD	2,125,452	05/16	GSC	41,343
JPY	254,179,000	USD	2,083,793	05/16	SCB	40,045
MXN	34,582,000	USD	2,054,173	01/16	MSC	(50,363)
MXN	34,415,000	USD	2,040,375	02/16	SCB	(50,776)
NOK	9,413,000	USD	1,084,964	01/16	BNP	(21,847)
OMR	888,000	USD	2,296,591	04/16	BNP	490
OMR	1,565,000	USD	4,042,152	06/16	BNP	(12,704)
PLN	13,889,382	EUR	3,229,563	02/16	BNP	25,364
RON	6,423,469	USD	1,547,792	01/16	CIT	(2,901)
RSD	52,038,283	EUR	407,818	01/16	CIT	22,577
RSD	9,424,000	EUR	74,380	01/16	DUB	1,175
SEK	20,132,000	EUR	2,188,903	02/16	BNP	6,504
SEK	33,719,000	EUR	3,599,261	02/16	GSC	83,688
SEK	15,000,000	EUR	1,602,090	02/16	MSC	36,198
SEK	23,617,000	EUR	2,554,335	03/16	GSC	24,073
TRY	4,001,000	USD	1,362,924	02/16	BNP	(6,664)
TRY	3,403,097	USD	1,140,792	03/16	BNP	3,115
TRY	2,690,000	ZAR	13,410,995	01/16	SCB	53,783
USD	3,893,388	AUD	5,433,265	01/16	GSC	(63,295)
USD	1,526,688	AUD	2,172,000	01/16	SCB	(55,035)
USD	2,859,725	AUD	3,972,061	02/16	SCB	(29,539)
USD	865,166	AUD	1,190,000	03/16	DUB	1,211
USD	756,153	AUD	1,040,000	03/16	GSC	1,100
USD	3,172,262	CLP	2,253,575,000	02/16	BNP	10,152
USD	1,652,398	CNH	11,021,497	06/16	SCB	6,896
USD	2,521,374	CNH	16,885,679	07/16	GSC	9,065
USD	1,401,840	CNH	9,451,065	07/16	SCB	(4,322)
USD	1,656,018	CNH	10,948,000	11/16	CIT	38,979
USD	823,503	CNH	5,445,000	11/16	DUB	19,893
USD	3,033,842	CNH	20,105,000	11/16	GSC	64,220
USD	1,979,357	CNH	13,088,000	11/16	SCB	47,741
USD	493,915	CNH	3,328,000	12/16	BNP	3,351
USD	1,259,736	CNH	8,507,000	12/16	SCB	5,924
USD	7,325,730	CNY	45,610,000	03/16	SCB	330,751
USD	2,995,667	EUR	2,668,443	01/16	SCB	94,147
USD	3,012,159	EUR	2,757,513	02/16	DUB	11,443
USD	10,403,969	EUR	9,784,384	03/16	GSC	(246,380)
USD	3,485,101	EUR	3,191,411	03/16	JPM	8,618
USD	8,216,552	EUR	7,747,663	03/16	SCB	(218,213)
USD	377,133	INR	25,374,000	02/16	SCB	(3,903)
USD	2,119,320	JPY	259,320,000	05/16	GSC	(47,475)
USD	2,078,494	JPY	254,179,000	05/16	SCB	(45,345)
USD	2,978,233	NOK	24,954,617	01/16	SCB	159,825
USD	627,725	NZD	975,000	01/16	MSC	(38,270)
USD	2,031,486	NZD	3,135,009	02/16	DUB	(106,995)
USD	601,447	NZD	936,054	02/16	SCB	(36,734)
USD	957,969	NZD	1,422,184	03/16	SCB	(10,314)
USD	2,296,948	OMR	888,000	04/16	BNP	(134)
USD	4,039,262	OMR	1,565,000	06/16	BNP	9,814
USD	2,316,931	OMR	902,630	08/16	BNP	6,140
USD	2,296,392	OMR	891,000	03/17	BNP	52,093
USD	1,459,873	OMR	573,000	05/17	BNP	21,716
USD	2,188,608	OMR	858,000	06/17	BNP	36,522

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,251,590	OMR	2,453,000	08/17	BNP	$127,067
USD	444,177	PEN	1,478,000	01/16	BNP	13,369
USD	444,177	PEN	1,478,000	01/16	SCB	13,369
USD	1,110,896	PEN	3,779,827	02/16	BNP	13,036
USD	1,333,032	PEN	4,486,987	02/16	SCB	28,592
USD	666,572	PEN	2,343,000	08/16	SCB	6,491
USD	444,287	PEN	1,565,000	11/16	BNP	7,990
USD	555,571	PEN	1,957,000	11/16	SCB	9,992
USD	514,799	PEN	1,835,000	12/16	BNP	6,090
USD	1,644,555	RON	6,423,469	01/16	CIT	99,665
USD	1,206,172	RON	4,995,964	02/16	DUB	4,586
USD	2,241,734	RUB	152,965,847	01/16	BNP	158,816
USD	2,989,989	RUB	207,938,819	01/16	CIT	163,876
USD	1,179,081	SGD	1,658,000	01/16	DUB	10,519
USD	5,660,712	SGD	7,899,000	01/16	GSC	93,740
USD	1,178,834	SGD	1,658,000	01/16	JPM	10,272
USD	386,379	SGD	552,000	01/16	MSC	(2,672)
USD	476,329	SGD	682,007	01/16	SCB	(4,569)
USD	631,693	THB	22,463,000	01/16	DUB	7,889
USD	472,699	THB	17,158,957	05/16	DUB	(2,826)
USD	119,912	THB	4,348,000	05/16	JPM	(584)
USD	457,401	THB	16,439,000	05/16	SCB	1,783
USD	325,472	TRY	886,000	01/16	BNP	22,810
USD	662,257	TRY	1,804,000	01/16	SCB	46,000
USD	659,529	TWD	21,405,000	01/16	DUB	7,784
USD	1,762,306	TWD	57,078,000	01/16	GSC	24,368
USD	1,483,298	TWD	48,350,000	01/16	JPM	11,161
USD	1,723,043	TWD	56,328,000	02/16	BNP	7,490
USD	709,605	TWD	23,109,000	02/16	CIT	5,742
USD	730,444	TWD	23,784,000	02/16	GSC	5,909
USD	2,698,991	TWD	88,311,000	02/16	JPM	9,941
USD	1,339,214	ZAR	19,790,000	03/16	CIT	76,012
USD	1,395,570	ZAR	20,443,000	03/16	SCB	89,283
ZAR	13,410,995	USD	981,663	01/16	SCB	(116,528)
ZMW	475,000	USD	59,043	01/16	BNP	(16,238)
ZMW	1,180,000	USD	148,055	01/16	CIT	(42,056)
ZMW	7,431,000	USD	898,688	01/16	SCB	(232,810)

Total Forward Foreign Currency Contracts						$540,196

(g)	Purchased options outstanding as of December 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Cost	Value
Call - JPY versus USD	JPY 120.21	01/06/16	DUB	$2,460,000	$51,089	$8,940
Call - JPY versus USD	120.25	01/06/16	SCB	2,880,000	60,696	9,956
Call - JPY versus USD	120.27	01/06/16	GSC	2,870,000	60,557	9,675
Call - CNH versus USD	CNH 6.34	06/07/16	CIT	1,650,000	22,547	90,291
Call - CNH versus USD	6.34	06/07/16	SCB	2,035,000	27,554	111,359
Call - CNH versus USD	6.39	07/27/16	GSC	1,690,000	28,139	88,644
Call - CNH versus USD	6.39	07/27/16	SCB	1,770,000	29,559	92,691
Call - CNH versus USD	6.40	07/27/16	DUB	1,550,000	25,931	80,461
Call - EUR versus USD	$1.10	11/01/16	DUB	5,440,000	268,138	202,444
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	288,831	415,587
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	228,623	753,400
Call - CNH versus USD	CNH 6.47	06/15/17	SCB	3,668,000	82,232	246,776
Call - EUR versus USD	$1.19	10/29/19	GSC	5,440,000	435,131	468,531
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	403,167	897,991

					2,012,194	3,476,746

Put - INR versus USD	INR 65.52	01/04/16	SCB	2,076,000	43,976	554
Put - INR versus USD	65.58	01/04/16	JPM	2,890,000	62,229	881

					106,205	1,435

					$2,118,399	$3,478,181

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Cost	Value
Put - 4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.840%	08/18/16	GSC	SAR 5,783,000	$18,503	$29,986
Put - 4-Year Interest Rate Swap	Receive	3-Month SAR-SAIBOR	2.875%	08/18/16	GSC	11,833,000	37,863	58,676

							$56,366	$88,662

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Cost	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	$242,383	$712,249

Total Purchased Options					$2,417,148	$4,279,092

(h)	Transactions in written options for the nine-month period ended December 31, 2015 were as follows:

	Number of Contracts	Notional Amount in $	Premium
Outstanding, March 31, 2015	28	77,120,182	$5,006,878
Call Options Written	14	38,657,000	1,630,114
Put Options Written	-	4,626,093	59,678
Call Options Expired	(14)	(73,413,182)	(3,144,232)

Outstanding, December 31, 2015	28	46,990,093	$3,552,438

(i)	Premiums received and value of written options outstanding as of December 31, 2015 were as follows:

Foreign Currency Options

Description	Exercise Price	Expiration Date	Counter- party	Notional Amount	Premium	Value
Call - JPY versus USD	JPY 120.21	01/06/16	DUB	$2,460,000	$59,999	($7,070)
Call - JPY versus USD	120.25	01/06/16	SCB	2,880,000	73,181	(7,759)
Call - JPY versus USD	120.27	01/06/16	GSC	2,870,000	71,750	(7,482)
Call - CNH versus USD	CNH 6.34	06/07/16	SCB	2,035,000	103,657	(111,359)
Call - CNH versus USD	6.39	07/27/16	GSC	1,690,000	78,754	(88,644)
Call - CNH versus USD	6.39	07/27/16	SCB	1,770,000	95,302	(92,691)
Call - CNH versus USD	6.40	07/27/16	GSC	1,550,000	76,725	(80,461)
Call - EUR versus USD	$1.10	11/01/16	CIT	5,440,000	187,997	(202,063)
Call - EUR versus USD	1.18	11/01/16	DUB	5,337,000	443,665	(415,587)
Call - EUR versus USD	1.28	11/01/16	DUB	5,446,000	513,846	(753,400)
Call - EUR versus USD	1.19	10/29/19	GSC	5,440,000	425,462	(468,531)
Call - EUR versus USD	1.38	10/29/19	GSC	5,446,000	818,512	(897,991)

					$2,948,850	($3,133,038)

Interest Rate Swaptions

Description	Pay/Receive Floating Rate	Floating Rate Index	Exercise Rate	Expiration Date	Counter- party	Notional Amount	Premium	Value
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	1.983%	08/18/16	GSC	$1,531,093	$19,598	($9,797)
Put - 4-Year Interest Rate Swap	Pay	3-Month USD-LIBOR	2.010%	08/18/16	MSC	3,095,000	40,080	(18,638)

							$59,678	($28,435)

Options on Indices

Description	Exercise Price	Expiration Date	Counter- party	Number of Contracts	Premium	Value
Call - Nikkei 225 (05/16)	16,000.00	05/13/16	GSC	28	$543,910	($712,249)

Total Written Options					$3,552,438	($3,873,722)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(j)	Swap agreements outstanding as of December 31, 2015 were as follows:

Credit Default Swaps on Sovereign Issues - Buy Protection (1)

Referenced Obligation	Fixed Deal Pay Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Croatia Government	1.000%	12/20/16	MSC	1.564%	$198,000	$1,016	$10,567	($9,551)
China Government	1.000%	12/20/17	JPM	0.483%	1,210,000	(12,684)	(23,080)	10,396
Croatia Government	1.000%	03/20/18	CIT	2.171%	1,200,000	29,919	83,000	(53,081)
Thailand Government	1.000%	03/20/18	CIT	0.690%	1,088,000	(7,760)	(5,413)	(2,347)
Croatia Government	1.000%	03/20/18	HSB	2.171%	313,000	7,804	29,014	(21,210)
Banque Centrale de Tunisie SA	1.000%	03/20/18	JPM	4.012%	375,000	23,802	40,581	(16,779)
China Government	1.000%	03/20/18	JPM	0.543%	1,100,000	(11,423)	(17,333)	5,910
Croatia Government	1.000%	03/20/18	MSC	2.171%	2,262,000	56,397	194,313	(137,916)
Lebanon Government	5.000%	03/20/18	JPM	3.199%	689,000	(27,593)	(29,026)	1,433
Croatia Government	1.000%	06/20/18	CIT	2.279%	800,000	24,177	76,719	(52,542)
Lebanon Government	1.000%	06/20/18	GSC	3.355%	5,166,000	284,664	715,241	(430,577)
Croatia Government	1.000%	06/20/18	MSC	2.279%	921,000	27,834	92,071	(64,237)
Bulgaria Government	1.000%	12/20/18	GSC	1.301%	500,000	4,157	5,633	(1,476)
Qatar Government	1.000%	12/20/18	JPM	0.596%	1,838,000	(22,329)	(31,386)	9,057
Lebanon Government	5.000%	12/20/18	GSC	3.586%	663,000	(27,193)	(39,103)	11,910
Croatia Government	1.000%	03/20/19	GSC	2.533%	400,000	18,585	24,108	(5,523)
Qatar Government	1.000%	03/20/19	GSC	0.643%	490,000	(5,692)	(8,606)	2,914
Qatar Government	1.000%	03/20/19	JPM	0.643%	160,000	(1,859)	(3,076)	1,217
Qatar Government	1.000%	06/20/19	CIT	0.683%	1,210,000	(13,406)	(28,206)	14,800
Qatar Government	1.000%	06/20/19	JPM	0.683%	806,000	(8,930)	(17,605)	8,675
Poland Government	1.000%	09/20/19	CIT	0.558%	817,000	(13,410)	(15,311)	1,901
Poland Government	1.000%	09/20/19	DUB	0.558%	902,000	(14,805)	(17,267)	2,462
Croatia Government	1.000%	03/20/20	BNP	2.833%	2,280,000	161,720	179,317	(17,597)
Croatia Government	1.000%	03/20/20	CIT	2.833%	1,750,000	124,128	126,470	(2,342)
Croatia Government	1.000%	03/20/20	GSC	2.833%	2,560,000	181,581	191,925	(10,344)
Croatia Government	1.000%	06/20/20	CIT	2.910%	443,000	34,437	34,132	305
Croatia Government	1.000%	06/20/20	GSC	2.910%	700,000	54,416	54,113	303
Qatar Government	1.000%	12/20/22	GSC	1.108%	1,040,000	6,853	(11,099)	17,952
Mexico Government	1.000%	12/20/22	HSB	2.011%	1,976,000	123,220	66,059	57,161
South Africa Government	1.000%	12/20/22	HSB	3.559%	7,803,000	1,154,128	671,561	482,567
Spain Government	1.000%	12/20/22	HSB	1.133%	2,169,000	17,530	402,781	(385,251)
Qatar Government	1.000%	12/20/23	GSC	1.197%	874,000	12,080	284	11,796
Qatar Government	1.000%	09/20/24	GSC	1.250%	290,000	5,516	(622)	6,138
South Africa Government	1.000%	12/20/25	BNP	3.772%	4,107,000	845,486	748,574	96,912

						$3,032,366	$3,499,330	($466,964)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Referenced Obligation	Fixed Deal Receive Rate	Expiration Date	Counter- party	Implied Credit Spread at 12/31/15 (3)	Notional Amount (4)	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Nigeria Government	3.500%	06/20/16	CIT	2.602%	$420,000	$2,259	$—	$2,259
Nigeria Government	1.000%	09/20/16	CIT	2.683%	100,000	(1,239)	(2,753)	1,514
Croatia Government	1.000%	03/20/17	CIT	1.754%	290,000	(2,548)	(4,056)	1,508
Turkey Government	1.000%	09/20/18	CIT	2.118%	2,980,000	(86,657)	(55,873)	(30,784)
Turkey Government	1.000%	09/20/18	GSC	2.118%	2,615,000	(76,043)	(48,135)	(27,908)
Turkey Government	1.000%	09/20/18	MSC	2.118%	5,157,031	(149,965)	(98,208)	(51,757)
Slovenia Government	1.000%	12/20/19	GSC	0.893%	545,000	2,403	(6,832)	9,235
Colombia Government	1.000%	03/20/20	BNP	2.261%	400,000	(19,726)	(12,043)	(7,683)
Colombia Government	1.000%	03/20/20	GSC	2.261%	338,000	(16,687)	(10,915)	(5,772)
Slovenia Government	1.000%	03/20/20	GSC	0.959%	2,455,000	4,879	(29,929)	34,808
Colombia Government	1.000%	03/20/20	JPM	2.261%	370,000	(18,247)	(11,450)	(6,797)
Turkey Government	1.000%	09/20/20	BNP	2.596%	900,000	(61,812)	(68,295)	6,483
Indonesia Government	1.000%	12/20/20	CIT	2.308%	1,557,000	(91,754)	(77,076)	(14,678)
Saudi Arabia Government	1.000%	12/20/20	CIT	1.552%	2,301,352	(57,629)	(54,370)	(3,259)
Indonesia Government	1.000%	12/20/20	DUB	2.308%	340,000	(20,036)	(18,252)	(1,784)
Saudi Arabia Government	1.000%	12/20/20	DUB	1.552%	230,000	(5,754)	(5,126)	(628)
Indonesia Government	1.000%	12/20/20	GSC	2.308%	323,000	(19,035)	(16,410)	(2,625)
Saudi Arabia Government	1.000%	12/20/20	HSB	1.552%	320,000	(8,006)	(7,524)	(482)

						($625,597)	($527,247)	($98,350)

						$2,406,769	$2,972,083	($565,314)

(1)	If the fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying investments comprising the referenced index or

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(ii) receive a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(2)	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(3)	An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads, in comparison to narrower credit spreads, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(4)	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross Currency Swaps - Pay Floating Rate

Notional Amount on Fixed Rate (Currency Delivered)	Notional Amount on Floating Rate (Currency Received)	Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
TRY 4,247,000	$1,993,897	3-Month USD LIBOR	JPM	10.757%	04/08/16	$656,447	($101,537)	$757,984

Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
7-Day CNY-CNRR07	DUB	2.450%	06/18/17	CNY 15,476,000	$3,439	$-	$3,439
7-Day CNY-CNRR07	GSC	2.450%	06/18/17	15,475,000	3,439	-	3,439
7-Day CNY-CNRR07	BNP	2.450%	06/24/17	7,623,000	1,723	-	1,723
7-Day CNY-CNRR07	SCB	2.463%	06/24/17	16,290,000	4,134	-	4,134
7-Day CNY-CNRR07	DUB	2.453%	06/25/17	18,395,000	4,167	-	4,167
7-Day CNY-CNRR07	GSC	2.490%	06/25/17	16,023,000	4,942	-	4,942
7-Day CNY-CNRR07	JPM	2.490%	06/25/17	16,024,000	4,943	-	4,943
7-Day CNY-CNRR07	SCB	2.501%	06/25/17	19,228,000	6,402	-	6,402
7-Day CNY-CNRR07	SCB	2.445%	07/16/17	19,106,000	4,260	-	4,260
7-Day CNY-CNRR07	GSC	2.450%	07/16/17	19,822,000	4,649	-	4,649
7-Day CNY-CNRR07	DUB	2.457%	07/16/17	15,201,000	3,792	-	3,792
7-Day CNY-CNRR07	GSC	2.450%	08/20/17	14,103,000	3,488	-	3,488
7-Day CNY-CNRR07	SCB	2.450%	08/21/17	9,025,000	2,242	-	2,242
7-Day CNY-CNRR07	DUB	2.453%	08/21/17	9,872,000	2,511	-	2,511
7-Day CNY-CNRR07	DUB	2.455%	08/21/17	18,898,000	4,921	-	4,921
7-Day CNY-CNRR07	DUB	2.460%	08/21/17	24,839,000	6,778	-	6,778
1-Day BRL-CETIP	DUB	12.960%	01/02/18	BRL 7,050,394	(122,570)	-	(122,570)
1-Day BRL-CETIP	DUB	13.000%	01/02/18	21,084,033	(361,572)	-	(361,572)
1-Day BRL-CETIP	GSC	13.185%	01/02/18	5,739,291	(92,754)	-	(92,754)
1-Day BRL-CETIP	GSC	13.262%	01/02/18	29,651,838	(479,286)	-	(479,286)
1-Day BRL-CETIP	GSC	13.274%	01/02/18	10,665,445	(171,518)	-	(171,518)
3-Month RUB-MOSPRIME	GSC	11.350%	10/19/18	RUB 252,384,000	23,671	-	23,671
3-Month RUB-MOSPRIME	GSC	11.080%	10/27/18	35,800,000	251	-	251
3-Month RUB-MOSPRIME	GSC	11.050%	10/28/18	107,523,000	(220)	-	(220)
3-Month RUB-MOSPRIME	GSC	10.920%	10/29/18	35,841,000	(1,614)	-	(1,614)
3-Month NZD Bank Bills	JPM	4.060%	06/04/23	NZD 810,000	18,478	-	18,478

					(1,121,304)	-	(1,121,304)

	Exchange
3-Month USD-LIBOR	LCH	1.795%	06/29/20	$420,000	3,040	-	3,040
3-Month USD-LIBOR	LCH	1.800%	06/29/20	790,000	225,389	-	225,389
3-Month USD-LIBOR	LCH	1.744%	07/31/20	1,800,000	7,155	-	7,155
3-Month USD-LIBOR	LCH	1.750%	07/31/20	535,000	2,104	-	2,104
3-Month USD-LIBOR	LCH	1.784%	07/31/20	535,000	3,057	-	3,057
3-Month USD-LIBOR	LCH	1.739%	08/12/20	1,348,000	4,832	-	4,832
3-Month USD-LIBOR	LCH	1.621%	08/14/20	1,430,000	(2,335)	-	(2,335)
3-Month USD-LIBOR	LCH	1.680%	08/17/20	1,535,000	1,333	-	1,333
3-Month USD-LIBOR	LCH	1.689%	08/17/20	1,638,000	2,085	-	2,085
3-Month USD-LIBOR	LCH	1.698%	08/19/20	2,749,000	4,472	-	4,472
3-Month USD-LIBOR	LCH	1.566%	09/17/20	2,216,000	(10,975)	-	(10,975)
3-Month USD-LIBOR	LCH	1.649%	09/18/20	1,607,000	(1,935)	-	(1,935)
3-Month USD-LIBOR	LCH	1.650%	09/18/20	652,000	(808)	-	(808)
3-Month USD-LIBOR	LCH	1.541%	09/23/20	90,000	(580)	-	(580)
3-Month USD-LIBOR	LCH	1.545%	09/23/20	80,000	(498)	-	(498)

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

Floating Rate Index	Exchange	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month USD-LIBOR	LCH	1.424%	10/28/20	$680,000	($8,489)	$-	($8,489)
3-Month USD-LIBOR	LCH	1.426%	10/28/20	680,000	(8,409)	-	(8,409)
3-Month USD-LIBOR	LCH	1.383%	10/29/20	710,000	(10,216)	-	(10,216)
3-Month USD-LIBOR	LCH	1.523%	11/04/20	1,160,000	(9,310)	-	(9,310)
3-Month USD-LIBOR	LCH	1.531%	11/05/20	1,412,000	(10,767)	-	(10,767)
3-Month USD-LIBOR	LCH	1.533%	11/05/20	706,000	(5,312)	-	(5,312)
3-Month USD-LIBOR	LCH	1.540%	11/05/20	706,000	(5,094)	-	(5,094)
3-Month USD-LIBOR	LCH	1.555%	11/09/20	683,000	(4,452)	-	(4,452)
3-Month USD-LIBOR	LCH	1.668%	11/12/20	934,000	(1,239)	-	(1,239)
3-Month USD-LIBOR	LCH	2.100%	07/27/22	737,000	9,557	-	9,557
3-Month USD-LIBOR	LCH	2.058%	07/30/22	748,000	7,367	-	7,367
3-Month NZD Bank Bills	LCH	4.960%	04/29/24	NZD 5,271,000	338,103	-	338,103
3-Month NZD Bank Bills	LCH	4.052%	06/16/25	1,305,000	22,492	-	22,492
3-Month NZD Bank Bills	LCH	4.053%	06/16/25	800,000	13,815	-	13,815
3-Month NZD Bank Bills	LCH	3.923%	06/25/25	2,142,000	21,570	-	21,570
3-Month NZD Bank Bills	LCH	3.805%	07/20/25	1,537,000	5,086	-	5,086
28-Day MXN-TIIE	CME	6.255%	09/29/25	MXN 17,471,000	(8,905)	-	(8,905)
28-Day MXN-TIIE	CME	6.290%	10/01/25	17,470,000	(6,127)	-	(6,127)
28-Day MXN-TIIE	CME	6.235%	10/02/25	28,959,000	(17,523)	-	(17,523)

					558,483	-	558,483

					($562,821)	$-	($562,821)

Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Counter- party	Fixed Rate	Expiration Date	Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
3-Month SAR-SAIBOR	DUB	2.150%	06/28/20	SAR 2,960,000	$18,136	$-	$18,136
3-Month SAR-SAIBOR	GSC	2.170%	06/29/20	1,570,000	10,970	-	10,970
3-Month SAR-SAIBOR	DUB	2.130%	08/02/20	3,000,000	23,057	-	23,057
3-Month SAR-SAIBOR	DUB	2.190%	08/02/20	2,002,000	13,868	-	13,868
3-Month SAR-SAIBOR	DUB	2.310%	08/02/20	2,075,000	11,543	-	11,543
3-Month SAR-SAIBOR	GSC	2.160%	08/03/20	3,990,000	29,236	-	29,236
3-Month SAR-SAIBOR	GSC	2.350%	08/12/20	5,188,000	26,427	-	26,427
3-Month SAR-SAIBOR	GSC	2.328%	08/17/20	5,598,000	30,752	-	30,752
3-Month SAR-SAIBOR	GSC	2.395%	08/17/20	6,117,000	30,429	-	30,429
3-Month SAR-SAIBOR	GSC	2.400%	08/17/20	5,775,000	26,440	-	26,440
3-Month SAR-SAIBOR	GSC	2.458%	08/19/20	6,291,000	24,465	-	24,465
3-Month SAR-SAIBOR	GSC	2.260%	09/17/20	8,682,000	61,064	-	61,064
3-Month SAR-SAIBOR	GSC	2.338%	09/21/20	8,682,000	53,898	-	53,898
3-Month SAR-SAIBOR	GSC	2.228%	09/28/20	3,152,000	24,543	-	24,543
3-Month SAR-SAIBOR	DUB	2.300%	10/28/20	4,600,000	37,373	-	37,373
3-Month SAR-SAIBOR	GSC	2.350%	10/29/20	2,700,000	20,290	-	20,290
3-Month SAR-SAIBOR	GSC	2.540%	11/04/20	4,550,000	23,987	-	23,987
3-Month SAR-SAIBOR	DUB	2.540%	11/05/20	2,730,000	14,425	-	14,425
3-Month SAR-SAIBOR	GSC	2.560%	11/05/20	5,460,000	27,482	-	27,482
3-Month SAR-SAIBOR	GSC	2.580%	11/05/20	2,730,000	13,056	-	13,056
3-Month SAR-SAIBOR	DUB	2.615%	11/09/20	2,730,000	12,093	-	12,093
3-Month SAR-SAIBOR	DUB	2.705%	11/12/20	3,400,000	11,411	-	11,411
3-Month SAR-SAIBOR	GSC	2.640%	07/27/22	2,892,000	27,587	-	27,587
3-Month SAR-SAIBOR	GSC	2.613%	07/30/22	2,868,000	28,918	-	28,918

					601,450	-	601,450

	Exchange
6-Month EUR-LIBOR	LCH	0.250%	03/16/18	EUR 442,000	192	-	192
3-Month USD-LIBOR	LCH	1.500%	03/16/18	$1,030,000	2,754	-	2,754
6-Month EUR-LIBOR	LCH	0.500%	03/16/21	EUR 10,323,600	58,846	-	58,846
6-Month JPY-LIBOR	LCH	0.753%	06/12/24	JPY 266,080,000	(78,027)	-	(78,027)
6-Month JPY-LIBOR	LCH	0.591%	08/10/25	578,845,000	(88,274)	-	(88,274)
6-Month JPY-LIBOR	LCH	0.430%	12/30/25	127,000,000	(918)	-	(918)
3-Month USD-LIBOR	LCH	2.500%	03/16/26	$1,050,000	5,357	-	5,357
3-Month USD-LIBOR	LCH	2.750%	03/16/46	536,063	5,170	-	5,170

					(94,900)	-	(94,900)

					$506,550	$-	$506,550

					($56,271)	$-	($56,271)

Total Swap Agreements					$3,006,945	$2,870,546	$136,399

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

(k)	Fair Value Measurements

The following is a summary of the fund’s investments as categorized under the three-tier hierarchy of inputs used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) as of December 31, 2015:

		Total Value at December 31, 2015	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets	Common Stocks (1)	$1,198,890	$—	$1,198,890	$—
	Closed-End Mutual Fund (1)	556,917	—	556,917	—
	Corporate Bond & Notes	4,159,657	—	4,159,657	—
	Senior Loan Notes	645,376	—	645,376	—
	Mortgage-Backed Securities (2)	1,037,795	—	1,037,795	—
	Foreign Government Bonds & Notes	92,393,829	—	90,259,255	2,134,574
	Short-Term Investments	32,325,097	21,367,046	10,958,051	—
	Derivatives:
	Credit Contracts
	Swaps	3,208,991	—	3,208,991	—
	Equity Contracts
	Futures	29,007	29,007	—	—
	Purchased Options	712,249	—	712,249	—

	Total Equity Contracts	741,256	29,007	712,249	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	2,442,978	—	2,442,978	—
	Purchased Options	3,478,181	—	3,478,181	—
	Swaps	656,447	—	656,447	—

	Total Foreign Currency Contracts	6,577,606	—	6,577,606	—

	Interest Rate Contracts
	Futures	148,180	148,180	—	—
	Purchased Options	88,662	—	88,662	—
	Swaps	1,453,456	—	1,453,456	—

	Total Interest Rate Contracts	1,690,298	148,180	1,542,118	—

	Total Assets - Derivatives	12,218,151	177,187	12,040,964	—

	Total Assets	144,535,712	21,544,233	120,856,905	2,134,574

Liabilities	Unfunded Loan Commitment	(502)	—	(502)	—
	Securities Sold Short
	Foreign Government Bonds & Notes	(1,015,825)	—	(1,015,825)	—
	Derivatives:
	Credit Contracts
	Swaps	(802,222)	—	(802,222)	—
	Equity Contracts
	Futures	(44,253)	(44,253)	—	—
	Written Options	(712,249)	—	(712,249)	—

	Total Equity Contracts	(756,502)	(44,253)	(712,249)	—

	Foreign Currency Contracts
	Forward Foreign Currency Contracts	(1,902,782)	—	(1,902,782)	—
	Written Options	(3,133,038)	—	(3,133,038)	—

	Total Foreign Currency Contracts	(5,035,820)	—	(5,035,820)	—

	Interest Rate Contracts
	Futures	(33,712)	(33,712)	—	—
	Written Options	(28,435)	—	(28,435)	—
	Swaps	(1,509,727)	—	(1,509,727)	—

	Total Interest Rate Contracts	(1,571,874)	(33,712)	(1,538,162)	—

	Total Liabilities - Derivatives	(8,166,418)	(77,965)	(8,088,453)	—

	Total Liabilities	(9,182,745)	(77,965)	(9,104,780)	—

	Total	$135,352,967	$21,466,268	$111,752,125	$2,134,574

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

PF GLOBAL ABSOLUTE RETURN FUND

Schedule of Investments (Continued)

December 31, 2015 (Unaudited)

The following is a reconciliation of investments for significant unobservable inputs (Level 3) used in valuing the fund’s assets and liabilities (See Note 2D in Supplemental Notes to Schedules of Investments) for the nine-month period ended December 31, 2015:

Foreign Government Bonds & Notes
Value, Beginning of Period	$1,102,450
Purchases	2,182,452
Sales (Includes Paydowns)	(1,077,344)
Accrued Discounts (Premiums)	(8,960)
Net Realized Gains (Losses)	10,656
Change in Net Unrealized Appreciation (Depreciation)	(74,680)
Transfers In	—
Transfers Out	—

Value, End of Period	$2,134,574

Change in Net Unrealized Appreciation (Depreciation) on Investments Held at the End of Period, if Applicable	($38,873)

The significant unobservable inputs were provided by a single broker quote.

(1)	For equity investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

(2)	For mortgage-backed investments categorized in a single level, refer to the schedule of investments for further geographical region breakout.

See Supplemental Notes to Schedules of Investments	See explanation of symbols and terms, if any, on pages 143-144

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms

December 31, 2015 (Unaudited)

Explanation of Symbols:
*	Non-income producing investments.
"	Pass-through securities backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.
^	Investments with their principal amount adjusted for inflation.
§	Variable rate investments. The rate shown is based on the latest available information as of December 31, 2015. For Senior Loan Notes, the rate shown may represent a weighted average interest rate.
Ω	Investments were in default as of December 31, 2015.
±	The security is a perpetual bond and has no definite maturity date.
µ	Unsettled position. Contract rates do not take effect until settlement date.
~

Securities are not registered under the Securities Act of 1933

(1933 Act). These securities are either (1) exempt from registration pursuant to Rule 144A of the 1933 Act and may only be sold to “qualified institutional buyers”, or (2) the securities comply with Regulation S rules governing offers and sales made outside the United States without registration under the 1933 Act and contain certain restrictions as to public resale.

‡	Investments were fully or partially segregated with the broker(s)/custodian as collateral for securities sold short, futures contracts, forward foreign currency contracts, options contracts and/or swap agreements, if any, as of December 31, 2015.
+	The values of these investments were determined by the Trustee Valuation Committee or determined by a valuation committee established under the Valuation Policy and then subsequently submitted for approval or ratification to either the Trustee Valuation Committee or to the Board of Trustees (the “Board”). Each determination was made in good faith in accordance with the procedures established by the Board and the provisions of the Investment Company Act of 1940 (See Note 2C in Supplemental Notes to Schedules of Investments).
»	Stapled Security. A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
l	Total shares owned by the fund as of December 31, 2015 were less than one share.

Counterparty & Exchange Abbreviations:
ANZ	Australia and New Zealand Banking Group
BNP	BNP Paribas
BOA	Bank of America
BRC	Barclays
CIB	Canadian Imperial Bank of Commerce
CIT	Citigroup
CME	Chicago Mercantile Exchange
CSF	Credit Suisse
DUB	Deutsche Bank
EUX	Eurex Exchange
GSC	Goldman Sachs
HSB	HSBC
ICE	Intercontinental Exchange Inc
ING	ING Group NV
JPM	JPMorgan Chase
LCH	London Clearing House
MER	Merrill Lynch
MSC	Morgan Stanley
RBC	Royal Bank of Canada
RBS	Royal Bank of Scotland
SCB	Standard Chartered Bank
SEB	Skandinaviska Enskilda Banken
SGN	Societe Generale
SSB	State Street Bank
UBS	UBS

Currency Abbreviations:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Renminbi Offshore (Hong Kong)
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
DOP	Dominican Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
LBP	Lebanese Pound
LKR	Sri Lankan Rupee
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
OMR	Omani Rial
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian Leu
RSD	Serbian Dinar
RUB	Russian Ruble
SAR	Saudi Arabian Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand
ZMW	Zambian Kwacha

Index Abbreviations:
1-Day CAD-USD Discount Rate	Canadian Dollar - United States Dollar Discount Rate
1-Day CHF-TOIS	Switzerland Tomnext Offered Indexed Swaps
1-Day EUR-EONIA	Euro Effective Overnight Index Average
1-Day JPY-MUTSC	Bank of Japan Estimate Unsecured Overnight Call Rate
1-Month AUD-BBSW	Australian Bank Bill Short-Term Rate
1-Month GBP-LIBOR	British Pound London Interbank Offered Rate
1-Month HKD-HIBOR	Hong Kong Interbank Offered Rate
1-Month SGD-SIBOR	Singapore Interbank Offered Rate
1-Month USD-LIBOR	United States Dollar London Interbank Offered Rate
1-Week DKK-CIBOR	Copenhagen Interbank Offered Rate
1-Week NOK-NIBOR	Norway Interbank Offered Rate
1-Week SEK-STIBOR	Stockholm Interbank Offered Rate
ABX HE	Asset-Backed Securities Index - Home Equity
CDX HY	Credit Derivatives Index - High Yield
CDX IG	Credit Derivatives Index - Investment Grade
iTraxx Asia	International Index - Asia
iTraxx Europe	International Index - Europe

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

Schedule of Investments (Continued)

Explanation of Symbols and Terms (Continued)

December 31, 2015 (Unaudited)

Other Abbreviations:
ADR	American Depositary Receipt
EBITDA	Earnings before interest, taxes, depreciation and amortization
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
IO	Interest Only
NVDR	Non-Voting Depositary Receipts
‘NY’	New York Shares
PIK	Payment In Kind
REIT	Real Estate Investment Trust

Notes:

(1)	For debt investments, the interest rates disclosed in the Schedules of Investments reflect the stated coupon rate or for discounted investments or zero coupon bonds, the annualized effective yield on the date of purchase.

(2)	The countries listed in the Schedules of Investments are based on country of risk (See Note 3 in Supplemental Notes to Schedules of Investments under Investments and Risks - Foreign and Emerging Markets Investments).

See Supplemental Notes to Schedules of Investments

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS

December 31, 2015 (Unaudited)

1. ORGANIZATION

Pacific Funds Series Trust (which may be referred to as “Pacific Funds” or the “Trust”) is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end, management investment company and is organized as a Delaware statutory trust. Pacific Life Fund Advisors LLC (“PLFA” or “Adviser”) serves as investment adviser to the Trust. As of December 31, 2015, the Trust was comprised of thirty-six separate funds, (each individually, a “Fund”, and collectively the “Funds”) as presented in the Schedules of Investments.

Fund
Pacific FundsSM Portfolio Optimization Conservative*
Pacific FundsSM Portfolio Optimization Moderate-Conservative*
Pacific FundsSM Portfolio Optimization Moderate*
Pacific FundsSM Portfolio Optimization Growth*
Pacific FundsSM Portfolio Optimization Aggressive-Growth*
Pacific FundsSM Diversified Alternatives
PF Floating Rate Loan Fund**
PF Inflation Managed Fund**
PF Managed Bond Fund**
PF Short Duration Bond Fund**
Pacific FundsSM Short Duration Income
Pacific FundsSM Core Income**
Pacific FundsSM Strategic Income
Pacific FundsSM Floating Rate Income**
Pacific FundsSM Limited Duration High Income
Pacific FundsSM High Income**
PF Emerging Markets Debt Fund**
PF Comstock Fund**

Fund
PF Growth Fund**
PF Large-Cap Growth Fund**
PF Large-Cap Value Fund**
PF Main Street® Core Fund**
PF Mid-Cap Equity Fund**
PF Mid-Cap Growth Fund**
PF Mid-Cap Value Fund**
PF Small-Cap Growth Fund**
PF Small-Cap Value Fund**
PF Emerging Markets Fund**
PF International Large-Cap Fund**
PF International Small-Cap Fund**
PF International Value Fund**
PF Real Estate Fund**
PF Absolute Return Fund**
PF Currency Strategies Fund**
PF Equity Long/Short Fund**
PF Global Absolute Return Fund**

*	These Funds are collectively known as the “Portfolio Optimization Funds.”
**	These Funds are collectively known as the “PF Underlying Funds.”

2. VALUATION AND FAIR VALUE MEASUREMENTS

A. VALUATION POLICY

The Trust’s Board of Trustees (the “Board”) has adopted a policy (“Valuation Policy”) for determining the value of the Trust’s investments each business day. Under the Valuation Policy, the Board has delegated certain functions to the Trustee Valuation Committee (“TVC”) and/or the Valuation Oversight Committee (“VOC”) or its delegate to determine the fair value of certain investments, which includes using third party pricing services. Each valuation committee that values the Funds’ investments does so in accordance with the Valuation Policy. Notes 2B and 2C below describe in greater detail the methodologies used to value each Fund’s investments.

B. NET ASSET VALUE

Each Fund presented in these financial statements is divided into shares and share classes. The price per share of each class of a Fund’s shares is called the net asset value (“NAV”). The NAV forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. Each Fund’s NAV is calculated by taking the total value of a Fund’s assets, subtracting a Fund’s liabilities, and dividing by the total number of shares outstanding.

Each Fund’s NAV is calculated once per day, every day the New York Stock Exchange (“NYSE”) is open, including days when foreign markets and/or bond markets are closed. For purposes of calculating the NAV, the value of investments held by each Fund is generally determined as of the scheduled closing time of the NYSE, which is usually 4:00 p.m. Eastern Time. Information that becomes known to the Trust or its agents after the scheduled close of the NYSE on a particular day will not normally be used to retroactively adjust the price of an investment for that same business day. Such information may include late dividend notifications, legal or regulatory matters, corporate actions, and corrected/adjusted last sales prices or official closing prices from an exchange.

Each Fund’s NAV will not be calculated on days when the NYSE is closed. There may be a delay in calculating the NAV if: (i) the NYSE is closed on a day other than a regular holiday or weekend, (ii) trading on the NYSE is restricted, (iii) an emergency exists (as determined by the Securities and Exchange Commission (“SEC”)), making the sale of investments or determinations of NAV not practicable, or (iv) the SEC permits a delay for the protection of shareholders.

Certain Funds may hold investments that are primarily listed on foreign exchanges. Because those investments trade on weekends and other days when the Funds do not calculate their NAVs, the value of those investments may change on days when a shareholder will not be able to purchase or redeem shares of those Funds.

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December 31, 2015 (Unaudited)

C. INVESTMENT VALUATION

The value of each security or other investment is the amount which a Fund might reasonably expect to receive for the investment upon its current sale in the ordinary course of business. For purposes of calculating the NAV, the value of investments held by each Fund is based primarily on pricing data obtained from various sources approved by the Board.

Domestic Equity Investments

For domestic equity investments (including exchange-traded funds), the Funds generally use the official closing price or last reported sale price from an exchange as of the scheduled closing time of the NYSE and do not normally take into account trading, clearances or settlements that take place after the scheduled close of the NYSE. Investments for which no official closing price or last reported sales price are reported are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Foreign Equity Investments

For foreign equity investments, the Funds generally use the official closing price or last reported sale price from the principal foreign exchanges, which may be earlier than the scheduled close of the NYSE. The Trust then may adjust for market events occurring between the close of certain foreign exchanges and the scheduled close of the NYSE. The Trust has retained an independent statistical analysis service approved by the Board to assist in determining the value of certain foreign equity investments. This service utilizes proprietary computer models based on historical performance of markets and other considerations to determine adjustments for market events. Quotations of foreign investments in foreign currencies and those valued using forward currency rates are converted into U.S. dollar equivalents using a foreign exchange quotation from an approved source.

Exchange Traded Futures, Options, and Swaps

Exchange traded futures, options, and swaps are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures, options, and swaps for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.

Over-the-Counter (“OTC”) Investments

OTC investments (including swaps and options) are generally valued by approved pricing services that use evaluated prices from various observable market and other factors. Certain OTC swap agreements are generally valued using industry pricing models, broker quotes or other methodologies pursuant to the Valuation Policy. Forward foreign currency contracts are generally valued using the mean between broker-dealer bid and ask quotations, and foreign currency exchange rates gathered from leading market makers.

Domestic and Foreign Debt Investments

Debt investments are generally valued using the mean between bid and ask prices provided by approved pricing and quotation services, which are based upon evaluated prices determined from various observable market and other factors. Certain debt investments are valued by using a benchmark, matrix, or other pricing methodology approved pursuant to the Valuation Policy.

Portfolio Optimization Funds

The investments of each Portfolio Optimization Fund consist of Class P share of the applicable PF Underlying Funds they hold, which are valued at their respective NAVs at time of computation.

Pacific Funds Diversified Alternatives

The investments of Pacific Funds Diversified Alternatives consist of Class P shares of Pacific Funds Floating Rate Income and the applicable PF Underlying Funds it hold, which are valued at their respective NAVs at time of computation.

Investments in Other Investment Companies

Fund investments in other investment companies are valued at their respective NAVs at time of computation.

Investment Values Determined by a Valuation Committee

The Trust’s Valuation Policy includes methodologies approved for valuing investments in circumstances where market quotations are not readily available. In such circumstances, the Valuation Policy provides that the value of such investments may be determined in accordance with Board approved formulas and methodologies (“Alternate Valuation Methodologies”). Under the Valuation Policy these Alternate Valuation Methodologies may include, among others, amortized cost, the use of broker quotes, the use of purchase prices, and benchmark and matrix pricing. In the event market quotations or Alternate Valuation Methodologies are not readily available or are determined to be unreliable, the value of the investments will be determined in good faith by the TVC, or determined by the VOC or its delegate pursuant to the Valuation Policy and then subsequently submitted for approval or ratification to either the TVC or the Board. Valuations determined by the TVC or the VOC or its delegate may require subjective inputs about the value of such investments. While these valuations are intended to estimate the value a Fund might reasonably expect to receive upon the current sale of the investments in the ordinary course of business, such values may differ from the value that a Fund would actually realize if the investments were sold or values that would be obtained if a different valuation methodology had been used.

Market quotations are considered not readily available if: (i) the market quotations received are deemed unreliable or inaccurate, (ii) approved pricing services do not provide a valuation for a particular investment, or (iii) material events occur after the close of the principal market for a particular investment but prior to the scheduled close of the NYSE.

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SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

D. FAIR VALUE MEASUREMENTS AND DISCLOSURES

The Trust characterizes its investments as Level 1, Level 2 or Level 3 based upon the various inputs or methodologies used to value the investments. Under the Valuation Policy, the VOC determines the level in which each investment is characterized. The VOC includes investment, legal, and compliance members of the Trust’s Adviser, accounting members of the Trust’s Administrator, and the Trust’s Chief Compliance Officer (“CCO”). The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

• Level 1 - Quoted	prices (unadjusted) in active markets for identical investments

• Level 2 - Significant	observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

• Level 3 - Significant	unobservable inputs that are not corroborated by observable market data

The VOC reviews the Valuation Policy periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange-traded prices, transaction prices, and/or observable vendor prices. All changes to the Valuation Policy are reported to the Board on a quarterly basis with material changes, as determined by the Trust’s CCO, requiring approval by the Board.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are valued with the assistance of a statistical research service approved by the Board and based on significant observable inputs (as described in Note 2C) are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy resulting from such changes are deemed to have occurred as of the end of the reporting period. A summary of each Fund’s investments as of December 31, 2015 as categorized under the three-tier hierarchy of inputs can be found in the Notes to Schedule of Investments section of each Fund’s Schedule of Investments.

The following is a description of valuation inputs and techniques that the Trust currently utilizes to fair value each major category of assets and liabilities:

Equity Securities (Common and Preferred Stock) and Mutual Funds

Equity securities (foreign or domestic) that are actively traded on a securities exchange are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to these securities, they are categorized as Level 1. Equity securities traded on inactive markets and certain foreign equity securities are fair valued using significant other observable inputs which include broker-dealer quotes, recently executed transactions adjusted for changes in the benchmark index, or evaluated price quotes received from pricing vendors that take into account the integrity of the market sector and issuer, the individual characteristics of the security, and information received from broker-dealers and other market sources pertaining to the issuer or security. To the extent that these inputs are observable and timely, the fair values of these securities would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Investments in registered mutual funds, including affiliated registered mutual funds, are valued at their respective NAV and are categorized as Level 1.

U.S. Treasury Obligations

U.S. Treasuries are fair valued based on pricing models that evaluate the mean between the most recently published bid and ask price from market data sources. The models also take into consideration yield curves and data received from active market makers and inter-dealer brokers. Yield curves change daily in response to market conditions and are generally obtained from the new issue market and broker-dealer sources. To the extent that these inputs are observable and timely, the fair values of U.S. Treasury obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Mortgage-Backed Securities and Asset-Backed Securities

Mortgage-backed securities, including government sponsored enterprises, are fair valued using pricing models based on inputs that include issuer type, coupon, and cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic and life caps, the next coupon reset date, and the convertibility of the bond. To the extent that these inputs are observable and timely, the fair values of mortgage-backed securities would be categorized as Level 2; otherwise the fair value would be categorized as Level 3.

Asset-backed securities and collateralized mortgage obligations are fair valued using pricing models based on a security’s average life volatility. The models also take into account tranche characteristics such as coupon average life, collateral types, ratings, the issuer and tranche type, underlying collateral and performance of the collateral, and discount margin for certain floating rate issues. To the extent that these inputs are observable and timely, the fair values of asset-backed securities and collateralized mortgage obligations would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Municipal Bonds

Municipal bonds are fair valued based on pricing models that take into account, among other factors, information received from market makers and broker-dealers, current trades, bid lists, offerings, market movements, the callability of the bond, state of issuance, benchmark yield curves, and bond insurance. To the extent that these inputs are observable and timely, the fair values of municipal bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

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December 31, 2015 (Unaudited)

Foreign Government Bonds and Notes

Foreign government bonds and notes are fair valued based on discounted cash flow models that incorporate option adjusted spreads along with benchmark curves and credit spreads. In addition, international bond markets are monitored daily for information pertaining to the issuer and/or the specific issue. To the extent that these inputs are observable and timely, the fair values of foreign government bonds and notes would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Corporate Bonds and Notes and U.S. Government Agency Issues

Corporate bonds held by a Fund are generally comprised of two main categories: investment grade bonds and high yield bonds. Investment grade bonds are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer or comparable issuers, issuer credit information, and option-adjusted spread models where applicable. Fair values for high yield bonds are based primarily on broker-dealer quotations from relevant market makers and recently executed transactions in securities of the issuer or comparable issuers. The broker-dealer quotations received are supported by credit analysis of the issuer that takes into consideration credit quality assessments, daily trading activity, and the activity of the underlying equities, listed bonds, and sector-specific trends. To the extent that these inputs are observable and timely, the fair values of corporate bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

U.S. Government Agency Issues are reported at fair value using various inputs and techniques, which include broker-dealer quotations, live trading levels, recently executed transactions in securities of the issuer, issuer credit information, and option-adjusted spread models where applicable. To the extent that these inputs are observable and timely, the fair values of U.S. Government Agency Issues would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Futures Contracts

Futures contracts and options on futures contracts that are actively traded on commodity exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to futures contracts, they are categorized as Level 1. To the extent that valuation adjustments are observable and timely, the fair values of futures contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Option Contracts

Exchange listed option contracts that are actively traded on securities exchanges are fair valued based on quoted prices from the applicable exchange, and to the extent valuation adjustments are not applied to exchange listed option contracts, they are categorized as Level 1. If valuation adjustments are applied and such adjustments are observable and timely, the fair values of exchange listed option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3. OTC option contracts are fair valued based on either broker- dealer quotations or pricing models that incorporate various inputs such as interest rates, credit spreads, currency exchange rates and volatility measurements for in-the-money, at-the-money, and out-of-the-money contracts based on a given strike price. To the extent that these inputs are observable and timely, the fair values of OTC option contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Foreign Currency Contracts

Forward foreign currency contracts are fair valued using various inputs and techniques, which include broker-dealer quotations and foreign currency exchange rates gathered from leading market makers. To the extent that these inputs are observable and timely, the fair values of forward foreign currency contracts would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Forward Bond Contracts

Forward bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. To the extent that these inputs are observable and timely, the fair values of forward bonds would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Swap Agreements

Interest Rate Swaps - Interest rate swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Interest rate swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant interest rate curves that are built using the most actively traded securities for a given maturity. The pricing models also incorporate cash and money market rates. In addition, market data pertaining to interest rate swaps are monitored regularly to ensure that interest rates are properly depicting the current market rate. To the extent that these inputs are observable and timely, the fair values of interest rate swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit Default Swaps - Credit default swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Credit default swaps traded over-the-counter are fair valued using pricing models that take into account, among other factors, information received from market makers and broker-dealers, default probabilities from index specific credit spread curves, recovery rates, and cash flows. To the extent that these inputs are observable and timely, the fair values of credit default swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Swaps - Total return swaps that are actively traded and cleared on a securities exchange or swap execution facility are fair valued based on quoted prices from the applicable exchange and are categorized as Level 2. Total Return swaps traded over-the-counter are

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SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

fair valued using pricing models that take into account among other factors, index spread curves, nominal values, modified duration values and cash flows. To the extent that these inputs are observable and timely, the fair values of total return swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Total Return Basket Swaps - The value of total return basket swaps are derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing price on the principal exchange on which the securities are traded; (ii) financing costs; (iii) the value of dividends or accrued interest; (iv) cash balances within the swap; and (v) other factors, as applicable. To the extent that these inputs are observable and timely, the fair values of total return basket swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Volatility Swaps - Volatility swaps traded over-the-counter are fair valued using pricing models that are based on real-time snap shots of relevant discount interest rate curves, volatility inputs, and present value, which are observable from the market and built using the most actively traded securities for a given maturity. In addition, market data pertaining to volatility swaps are monitored regularly to ensure that volatility rates are properly depicting the current volatility rate. To the extent that these inputs are observable and timely, the fair values of volatility swaps would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Senior Loan Notes

Floating rate senior loan notes (“Senior Loans”) are fair valued based on a quoted price received from a single broker-dealer or an average of quoted prices received from multiple broker-dealers or valued relative to other benchmark securities when broker-dealer quotes are unavailable. To the extent that these inputs are observable, the fair values of Senior Loans would be categorized as Level 2; otherwise the fair values would be categorized as Level 3.

Credit-Oriented Investments

For non-publicly traded instruments that represent debt to the Trust, the carrying amount approximates fair value due to the relatively short- term maturity of these financial instruments. The Trust may use market transactions for identical or similar instruments or a market yield approach, which utilizes expected future cash flows that are discounted using estimated current market rates. Discounted cash flow calculations may be adjusted to reflect current market conditions and/or the perceived credit risk of each Fund as applicable. Consideration may also include an evaluation of collateral. To the extent that these inputs are observable and timely, the fair values for credit-oriented investments are categorized as Level 2; otherwise the fair values would be categorized as Level 3.

3. INVESTMENTS AND RISKS

General Investment Risks

An investment in each Fund represents an indirect investment in the assets owned by that Fund. As with any mutual fund, the value of the assets owned by each Fund may move up or down, and as a result, an investment in a Fund at any point in time may be worth more or less than the original amount invested.

A Fund’s transactions in listed securities are settled/paid for upon delivery with their counterparties. Therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once a Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which a Fund invests in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and a Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact a Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Fund of Funds Investments

The Portfolio Optimization Funds and Pacific Funds Diversified Alternatives are exposed to the same risks as the PF Underlying Funds in direct proportion to the allocation of their assets among those funds. Allocations among the PF Underlying Funds are determined using an asset allocation process, which seeks to optimize returns by allocating among different asset classes given various levels of risk tolerance. The allocations of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives may not effectively decrease risk or increase returns for investors, and the selection and weighting of allocations to asset classes and/or PF Underlying Funds may cause them to underperform other mutual funds with a similar investment objective. Although the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives seek to provide diversification across major asset classes, they may invest a significant portion of their assets in any single PF Underlying Funds (See Note 5).

Equity Investments

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor

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December 31, 2015 (Unaudited)

perceptions and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

Debt Investments

Debt investments are subject to many risks, including, but not limited to, interest rate risk, credit risk, market and regulatory risk, price volatility, and liquidity risk, which may affect their value. There is a risk that an issuer or guarantor of a debt investment might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). Defaults may potentially reduce a Fund’s income or ability to recover amounts due and may reduce the value of the debt investment, sometimes dramatically. High Yield/high risk or “junk” securities may be more volatile than higher rated securities. High yield/high risk securities (including loans) are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities, especially during periods of economic uncertainty or during economic downturns. Debt investments, including bonds, fixed rate loans, and short-term instruments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise. Certain debt investments may be difficult to value, purchase, and sell, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale.

Given the historically low interest rate environment in the U.S., risks associated with rising interest rates are heightened. The negative impact on debt investments from potential interest rate increases could be swift and significant, including falling market values, increased redemptions and reduced liquidity. Substantial redemptions from bond and other income funds may worsen that impact. Additionally, regulations applicable to and changing business practices of broker-dealers that make markets in debt investments may result in those broker-dealers restricting their market making activities for certain debt investments, which may reduce the liquidity and increase the volatility of such debt investments.

Certain asset-backed instruments, such as collateralized debt obligations, collateralized mortgage obligations and other mortgage-related securities, structured investment vehicles, and other debt investments may have exposure to subprime loans or subprime mortgages, which are loans to persons with lower credit ratings. These instruments may present credit risk that is not transparent and that is greater than indicated by their ratings. The value of these instruments may be more acutely affected by downturns in the credit markets or the real estate market than certain other investments, and it may be difficult to value these instruments because of a thin secondary market.

Foreign and Emerging Markets Investments

Exposure to foreign markets can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and certain developed markets.

The countries listed in the Schedules of Investments for individual investment holdings (each a “Holding”) are each considered the country of risk to which a Holding, and therefore the Fund, is exposed. Each Holding’s country of risk is obtained from a third-party source that uses factors such as reporting currency, sales/revenue and location of management of the Holding’s issuer to determine country of risk. The country of risk may not be exclusive, however, as there may be other countries of risk to which a Holding is exposed that are not disclosed, although the country identified is expected to be the primary country of risk for that Holding. A Holding is generally subject to greater country risk based on where it conducts business or is economically tied to rather than where it is formed or incorporated. Foreign markets risks may include currency risk, market and regulatory risk, liquidity risk, emerging markets risk and geographic focus risk, among other risks.

Senior Loan Participations and Assignments

Certain Funds may invest in Senior Loans of domestic or foreign corporations, partnerships and other entities (“Borrowers”), the interest rates of which float or adjust periodically based upon a specified adjustment schedule, benchmark indicator, or prevailing interest rates. Senior Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates generally include prime rates of one or more major U.S. banks, London Interbank Offered Rates (“LIBOR”) or certificates of deposit rates. Senior Loans often require prepayments from excess cash flow or permit the Borrower to repay at its election. The degree to which Borrowers repay cannot be predicted with accuracy. As a result, the actual maturity may be substantially less than the stated maturities. Senior Loans are exempt from registration under the Securities Act of 1933, may contain certain restrictions on resale, and cannot be sold publicly. A Fund’s investments in Senior Loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties.

When a Fund purchases assignments, it acquires all the rights and obligations under the loan agreement of the assigning lender. Assignments may, however, be arranged through private negotiations between potential assignees and potential assignors, and the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than those held by the assigning lender.

When a Fund purchases a participation of a Senior Loan interest, the Fund typically enters into a contractual agreement with the lender or other third party selling the participation. A participation interest in Senior Loans includes the right to receive payments of principal, interest, and any fees to which it is entitled from the lender and only upon receipt by the lender of payments from the Borrower, but not from the Borrower directly. When investing in a participation interest, if a Borrower is unable to meet its obligations under a loan agreement, a Fund generally has no right to enforce compliance with the terms of the loan agreement. As a result, the Fund assumes the credit risk of the Borrower, the selling participant, and any other persons that are interpositioned between the Fund and the Borrower. If the lead lender in a typical lending syndicate

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December 31, 2015 (Unaudited)

becomes insolvent, enters Federal Deposit Insurance Corporation (“FDIC”) receivership or, if not FDIC insured, enters into bankruptcy, the Fund may incur certain costs and delays in receiving payment or may suffer a loss of principal and/or interest. As of December 31, 2015, no participation interest in Senior Loans was held by any Fund.

Inflation-Indexed Bonds

Certain Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are debt securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will result in an adjustment to interest income.

Mortgage-Related and Other Asset-Backed Securities

Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), collateralized loan obligations (“CLOs”), mortgage dollar rolls, CMO residuals, stripped mortgage- backed securities (“SMBS”), and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-related and other asset-backed securities are debt securities issued by a corporation, trust or custodian, or by a U.S. Government agency or instrumentality, that are collateralized by a pool of mortgages, mortgage pass-through securities, U.S. Government securities or other assets. The value of some mortgage-related and asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Trust to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgage and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or issuers will meet their obligations.

SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (“IOs”), which receive all of the interest, and principal-only securities (“POs”), which receive the entire principal. The cash flows and yields on IOs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans. If the underlying mortgages experience higher than anticipated prepayments, an investor in IOs of SMBS may fail to recoup fully its initial investment, even if the IOs are highly rated or are derived from securities guaranteed by the U.S. Government. Unlike other debt and other mortgage-backed securities, the market value of IOs tends to move in the same direction as interest rates. As prepayments on the underlying mortgages of POs increase, the yields on POs increase. Payments received from IOs are recorded as interest income. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on the coupon date until maturity. These adjustments are included in interest income. Payments received from POs are treated as reductions to the cost and par value of the securities. Any excess principal paydown gains or losses associated with the payments received are recorded as interest income.

U.S. Government Securities

Certain Funds may invest in securities issued by U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury Bills, Treasury Notes, Treasury Bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Bank, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. Securities not backed by the full faith and credit of the U.S. Government may be subject to a greater risk of default. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA and FHLMC are government-sponsored corporations, the common stocks of which are owned entirely by private stockholders. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions, and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

When-Issued Securities

Certain Funds may purchase and sell securities on a when-issued basis. These transactions are made conditionally because a security, although authorized, has not yet been issued in the market. A commitment by a Fund is made regarding these transactions to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. A Fund may sell when-issued securities before they are delivered, which may result in a capital gain or loss. Risk may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts, or if the issuer does not issue the securities due to political, economic, or other factors.

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Delayed-Delivery Transactions

Certain Funds may purchase or sell securities on a delayed-delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price or yield of the underlying securities is fixed at the time the transaction is negotiated. When delayed-delivery purchases are outstanding, a Fund will set aside, and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase Agreements

Certain Funds may enter into repurchase agreements with institutions that the Adviser or sub-adviser has determined are creditworthy. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying security (collateral) subject to an obligation of the seller to repurchase, and a Fund to resell the security at an agreed upon price and time. Repurchase agreements permit a Fund to maintain liquidity and potentially earn income over periods of time that may be as short as overnight. The collateral for all repurchase agreements are held in safekeeping for the benefit of the Funds at the Trust’s custodian, or broker-dealer, or a designated sub-custodian under a tri-party repurchase agreement. All repurchase agreements entered into by a Fund are collateralized with cash or securities of a type that a Fund is permitted to hold. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the repurchase agreements, including accrued interest, except in the case of a repurchase agreement entered into for the purposes of selling a security short, where the value of the collateral delivered to a Fund must equal or exceed 95% of the value of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered into for the purposes of selling a security short may provide that the cash purchase price paid by a Fund is more than the value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement. Since in such a transaction, a Fund normally will have used the collateral received to settle the short sale, a Fund will segregate liquid assets equal to the marked to market value of the collateral received that it is obligated to return to the counterparty under the repurchase agreement.

In the event of default on the obligation to repurchase a security held by a Fund as collateral, the Fund has the right to liquidate the security and apply the proceeds to the counterparty’s obligations to a Fund under the repurchase agreement. Upon an event of default under the repurchase agreement, if the seller defaults and the value of the collateral declines or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied.

Borrowings and Other Financing Transactions

The following disclosures contain information on a Fund’s ability to lend or borrow cash or securities to the extent permitted under the 1940 Act, which may be viewed as borrowing or financing transactions by a Fund. The location and fair value amounts of these instruments are described below. For a detailed description of credit and counterparty risks that can be associated with borrowings and other financing transactions see Note 4.

Reverse Repurchase Agreements - Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security that it holds to a financial institution with an agreement to repurchase the same security at an agreed-upon price and date. Securities sold under reverse repurchase agreements are recorded as a liability. Interest payments made are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. A reverse repurchase agreement involves the risk that the market value of the security sold by a Fund may decline below the repurchase price of the security. A Fund will segregate assets determined to be liquid by the manager or otherwise cover its obligations under reverse repurchase agreements.

Sale-Buybacks Financing Transactions - Certain Funds may enter into transactions referred to as sale-buybacks. A sale-buyback transaction consists of a sale of a security by a Fund to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed-upon price and date. Such transactions are recorded as secured borrowings. A Fund is not entitled to receive principal and interest payments, if any, made on the security sold to the counterparty during the term of the agreement. The agreed-upon proceeds for securities to be repurchased by a Fund are recorded as a liability. A Fund will recognize net income represented by the price differential between the price received for the transferred security and the agreed-upon repurchase price. This is commonly referred to as the price drop. A price drop consists of (i) the foregone interest and inflationary income adjustments, if any, a Fund would have otherwise received had the security not been sold and (ii) the negotiated financing terms between a Fund and counterparty. Foregone interest and inflationary income adjustments, if any, are recorded as components of interest income. Interest payments based upon negotiated financing terms made by the Fund to counterparties are recorded as a component of interest expense. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to a Fund. A Fund will segregate assets determined to be liquid or otherwise cover its obligations under sale-buyback transactions.

Short Sales - Certain Funds may enter into short sales. A short sale is a transaction in which a Fund sells securities it does not own. A Fund’s use of short sales involves the risk that the price of the security in the open market may be higher when purchased to close out the Fund’s short position, resulting in a loss to the Fund. Such a loss is theoretically unlimited because there is no limit on the potential increase in the price of a security or guarantee as to the price at which the manager would be able to purchase the security in the open market.

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When a Fund sells securities short, it must borrow those securities to make delivery to the buyer. The Fund incurs an expense for such borrowing. The Fund may be required to pledge a portion of its assets to the broker as collateral for the borrowed securities. The Fund may not be able to purchase a security that it needs to deliver to close out a short position at an acceptable price. This may result in losses and/or require the Fund to sell long positions before the manager had intended. A Fund may not be able to successfully implement its short sale strategy, which may limit its ability to achieve its investment goal, due to limited availability of desired or eligible securities, the cost of borrowing securities, regulatory changes limiting or barring short sales, or for other reasons. Securities sold in short sale transactions and the interest and dividends payable on such securities, if any, are recorded as a liability.

The use of proceeds received from selling short to purchase additional securities (long positions) results in leverage, which may increase a Fund’s exposure to long positions. Leverage could magnify gains and losses and, therefore, increase a Fund’s volatility.

Segregation and Collateral

If a Fund engages in certain transactions, such as derivative investments, repurchase agreements, or repurchase-to-maturity transactions accounted for as secured borrowings, it may require collateral in the form of cash or investments to be held in segregated accounts at the Trust’s custodian, with an exchange or clearing member firm, or segregated on the Fund’s books and records maintained by the custodian and/ or the manager of each Fund. In each instance that segregation of collateral is required, it is done so in accordance with the 1940 Act and/or any interpretive guidance issued by the SEC. In the event of the counterparty default on the transaction, a Fund has the right to liquidate the collateral and apply the proceeds to the counterparty’s obligations to that Fund. Upon an event of default, if the seller defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Fund may be delayed, limited or wholly denied. There is also a possibility that a Fund could experience a delay in selling investments that are segregated as collateral.

4. DERIVATIVE INVESTMENTS AND RISKS, AND ENFORCEABLE MASTER NETTING ARRANGEMENTS

A. PRINCIPAL MARKET RISKS MANAGED BY INVESTING IN DERIVATIVES

Derivative instruments are investments whose values are tied to the value of an underlying security or asset, a group of assets, interest rates, exchange rates, currency or an index. Certain Funds are permitted to invest in derivative instruments, including, but not limited to, futures contracts, option contracts, forward foreign currency contracts and swap agreements. Derivatives may have little or no initial cash investment value relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This is sometimes referred to as leverage. Leverage can magnify a Fund’s gains and losses and therefore increase its volatility. A Fund’s investments in derivatives may increase, decrease or change the level or types of exposure to certain risk factors. The primary risks a Fund may attempt to manage through investing in derivative instruments include, but are not limited to, interest rate, foreign investments and currency, price volatility, and credit (including counterparty) risks.

Interest Rate Risk - A Fund may be exposed to interest rate risk through investments in debt securities. Interest rate risk is the risk that debt securities will decline in value as a result of changes in interest rates. For example, the value of bonds, fixed rate loans and short-term money market instruments may decline in value when interest rates rise. In a low interest rate environment, the risks associated with rising interest rates are heightened. Debt securities with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt securities with shorter durations or money market instruments. Therefore, duration is a potentially useful tool to measure the sensitivity of a debt security’s yield (market price to interest rate movement). To manage these risks, certain Funds may invest in derivative instruments tied to interest rates.

Foreign Investments and Currency Risk - A Fund may be exposed to foreign investments and/or currency risk through direct investment in securities or through options, futures or currency transactions. The prices of foreign securities that are denominated in foreign currencies are affected by the value of the U.S. dollar. With respect to securities denominated in foreign currencies, in general, as the value of the U.S. dollar rises, the U.S. dollar price of a foreign security will fall. As the value of the U.S. dollar falls, the U.S. dollar value of the foreign security will rise. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate and timely company information, differences in the way securities markets operate, relatively lower market liquidity, less stringent financial reporting and accounting guidance and controls, less secure foreign banks or securities depositories than those in the U.S., foreign taxation issues and foreign controls on investments. As a result, a Fund’s investments in foreign currency-denominated securities and other foreign investments may reduce the returns of the Fund. To manage these risks, certain Funds may invest in derivative instruments tied to foreign investments and/or currencies.

Price Volatility Risk - Derivatives tied to equity and debt securities are exposed to potential price volatility. Debt securities are affected by many factors, including prevailing interest rates, market conditions and market liquidity. Volatility of below investment grade debt securities (including loans) may be relatively greater than for investment grade debt securities. Equity securities tend to go up or down in value, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors. To manage these risks, certain Funds may invest in various derivative instruments. Derivative instruments may be used to manage a Fund’s exposure to price volatility risk but may also be subject to greater price volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments.

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Credit and Counterparty Risk - Credit risk is the risk that a debt security’s issuer (or borrower or counterparty) will be unable or unwilling to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or may go bankrupt. This is also sometimes described as counterparty risk. A Fund may lose money if the issuer or guarantor of debt security, or counterparty of a derivative contract, repurchase or reverse repurchase agreement, or a loan of Fund securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. A Fund may attempt to minimize concentrations of credit risk by undertaking transactions with a large number of borrowers or counterparties on recognized and reputable exchanges. A Fund’s investments in debt investments may range in quality from those rated in the lowest category in which it is permitted to invest to those rated in the highest category by a rating agency, or if unrated, determined by the manager to be of comparable quality.

Similar to credit risk, a Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default. Financial assets of counterparties, which potentially expose a Fund to counterparty risk, consist mainly of cash due from counterparties and investments. Certain managers may attempt to minimize credit risks to a Fund by performing extensive reviews of each counterparty, entering into transactions with counterparties that the manager believes to be creditworthy at the time of the transaction and requiring the posting of collateral in applicable transactions. To manage these risks, certain Funds may invest in derivative instruments tied to a security issuers’ financial strength.

B. DERIVATIVE INVESTMENTS

In addition to managing the market risks described above, certain Funds, if permitted by their investment objectives, may also invest in derivatives for purposes of hedging, duration management, to gain exposure to specific investment opportunities, as a substitute for securities, to enhance returns, or to otherwise help achieve a Fund’s investment goal. Each derivative instrument and the reasons a Fund invested in derivatives during the reporting period are discussed in further detail below.

Futures Contracts - A futures contract is a commitment to buy or sell a specific amount of a financial instrument or commodity at a negotiated price on a specified future date. Futures contracts are subject to the possibility of illiquid markets, and the possibility of an imperfect correlation between the value of the instruments and the underlying securities. Initial margin deposits are made upon entering into futures contracts and can be funded with either cash or securities. During the period a futures contract is open, changes in the value of the contract are recognized as unrealized appreciation or depreciation by marking-to-market on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s cost of the contract. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Option Contracts - An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. A swaption is an option contract granting the owner the right to enter into an underlying swap. Inflation-capped options are options on U.S. inflation rates at a stated strike price. The seller of an inflation-capped option receives an upfront premium and in return the buyer receives the right to receive a payment at the expiration of the option if the cumulative annualized inflation rate over the life of the option is above (for caps) or below (for floors) the stated strike price. The purpose of inflation-capped options is to protect the buyer from inflation erosion above a certain rate on a given notional exposure. A floor can be used to give downside protection to investments in inflation-linked products below a certain rate on a given notional exposure. Writing put options or purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Writing call options or purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. When a Fund writes or purchases a call, put, or inflation-capped option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an investment, respectively, and subsequently adjusted to the current market value, based on the quoted daily settlement price of the option written or purchased. Certain options may be written or purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. Premiums received or paid from writing or purchasing options, which expire unexercised, are treated by a Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or realized is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or loss on investment transactions. A Fund, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the underlying written option. In addition, an illiquid market may make it difficult for a fund to close out an option contract.

The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid.

Forward Foreign Currency Contracts - A forward foreign currency contract (“Forward Contract”) is a commitment to buy or sell a specific amount of a foreign currency at a negotiated price on a specified future date. Forward Contracts can help a Fund manage the risk of changes in currency exchange rates. These contracts are marked-to-market daily at the applicable forward currency translation rates. A Fund records realized gains or losses at the time the Forward Contract is closed. A Forward Contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. A Fund’s maximum risk of loss from counterparty credit risk related to Forward

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Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Forward Bond Contracts - Forward bond contracts represent a short-term forward contract to purchase a bond denominated in a non- deliverable foreign currency at a fixed price on a future date. For forward bond contracts, unrealized gains and losses, based on changes in the value of the contract, are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between the Funds and their counterparties to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified intervals. Swap agreements are privately negotiated in the OTC market or may be executed in a multilateral or other execution facility platform, such as a registered commodities exchange (“centrally cleared swaps”). In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Swaps are marked-to-market daily based upon values received from third party vendors or quotations from market makers. Market values greater than zero are recorded as an asset and market values less than zero are recorded as a liability. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recorded as unrealized appreciation or depreciation. Daily changes in valuation of centrally cleared swaps, if any, are recorded as variation margin receivable or payable. OTC swap payments received or made at the beginning of the measurement period are recorded as an asset or liability and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gain or loss when the swap is closed. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss. Net periodic payments received by a Fund are recorded as realized gain.

Interest Rate Swaps - Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swaps, under which two parties can exchange variable interest rates based on different money markets.

A Fund investing in interest rate swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates. A Fund’s maximum risk of loss from counterparty credit risk related to interest rate swaps is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

Credit Default Swaps - Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided there is no credit event. As the seller, a Fund would effectively add leverage to its Fund because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

A Fund investing in credit default swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or disagree as to the meaning of the contractual terms in the agreements, or that there may be unfavorable changes in interest rates.

If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Fund will either

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(i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

Credit default swap agreements on asset-backed securities involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Unlike credit default swaps on corporate and sovereign issues of an emerging country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedowns or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. Credit default swap agreements on indices are benchmarks for protecting investors owning bonds against default. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index.

An implied credit spread is the spread in yield between a U.S. Treasury security and the referenced obligation or underlying investment that are identical in all respects except for the quality rating. Wider credit spreads, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, sovereign issues of an emerging country or U.S. Treasury obligation issues as of period end, are disclosed in the Notes to Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk.

A Fund may use pair trades of credit default swaps. Pair trades attempt to match a long position with a short position of two securities in the same market sector for hedging purposes. Pair trades of credit default swaps attempt to gain exposure to credit risk while hedging or offsetting the effects of overall market movements. For example, a Fund may purchase protection through a credit default swap referenced to the debt of an issuer, and simultaneously selling protection through a credit default swap referenced to the debt of a different issuer with the intent to realize gains from the pricing differences of the two issuers who are expected to have similar market risks.

A Fund may use spread curve trades by simultaneously purchasing and selling protection through credit default swaps referenced to the same issuer but with different maturities. Spread curves attempt to gain exposure to credit risk on a forward basis by realizing gains on the expected differences in spreads.

A Fund’s maximum risk of loss from counterparty credit risk related to credit default swaps, either as the buyer or seller of protection, is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

The aggregate fair value of credit default swaps in a net liability position is reflected as unrealized depreciation and is disclosed in the Notes to Schedules of Investments. The collateral posted, net of assets received as collateral, for swap agreements is also disclosed in the Notes to Schedules of Investments. The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement is an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2015 for which a Fund is the seller of protection are disclosed in the Notes to Schedules of Investments. These potential amounts are partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

Total Return Swaps - A Fund investing in total return swaps is subject to the risk that there is no liquid market for these agreements, that the counterparties may default on their obligations to perform or that there may be unfavorable changes in the value of the underlying index or reference instrument (generally caused by changes in interest rates or declines in credit quality). A total return swap agreement is one in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying index or reference instrument, which includes both the income it generates and any capital gains. To the extent the total return of the index or reference instrument underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. A Fund’s maximum risk of loss from counterparty credit risk related to total return swaps is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover a Fund’s exposure to the counterparty.

A Fund may enter into fully funded total return swaps which involves one party making an initial payment equal to the estimated value of the reference instrument. The parties to the swap then exchange respective commitments to pay or receive a net amount based on the change in the fair value of a reference instrument and a specified notional amount.

A total return basket swap is designed to function as a Fund of direct investments in long and short equity or fixed income positions. The Fund has the ability to trade in and out of long and short positions within the swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation or depreciation, corporate actions, and dividends and interest received and paid, all of which are reflected in the swap value. The swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within the swap are reset periodically, and financing costs are reset monthly. At maturity, any unrealized gain or loss on positions and accrued financing costs become available for cash settlement between the Fund and the swap counterparty. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of the Master Agreement between the Fund and the counterparty. A change in the market value of a total return basket swap contract is recognized as a change in unrealized appreciation or depreciation on swaps in the Statements of Operations. Cash settlements between a Fund and the counterparty are recognized as realized gain or loss on swap transactions in the Statements of Operations. Total return basket swap agreements outstanding at period end, if any, are disclosed in Notes to Schedule of Investments.

Volatility Swaps - Volatility swap agreements involve two parties agreeing to exchange cash flows based on the measured variance (or square of volatility) of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero.

At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance, the Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike. This type of agreement is essentially a forward contract on the future realized price variance of the underlying asset.

C. ENFORCEABLE MASTER NETTING ARRANGEMENTS

Master Agreements and Netting Arrangements - Certain Funds are parties to various agreements, including but not limited to International Swaps and Derivatives Association Agreements and related Credit Support Annex, Master Repurchase Agreements, and Master Securities Forward Transactions Agreements (collectively “Master Agreements”), which govern the terms of certain transactions with select counterparties. These Master Agreements generally include provisions for general obligations, representations, agreements, collateral, and certain events of default or termination. These Master Agreements also include provisions for netting arrangements that help reduce credit and counterparty risk associated with relevant transactions. The netting arrangements are generally tied to credit related events that, if triggered, would cause an event of default or termination giving a Fund or counterparty the right to terminate early and cause settlement, on a net basis, of all transactions under the applicable Master Agreement. In the event of an early termination as a result of an event of default under the Master Agreement, the total value exposure of all transactions will be offset against collateral exchanged to date, which would result in a net receivable or payable that would be due from or to the counterparty. Credit related events include, but are not limited to, bankruptcy, failure to make timely payments, restructuring, obligation acceleration, obligation default, a material decline in net assets, decline in credit rating or repudiation/moratorium. Any election made by a counterparty to early terminate the transactions under a Master Agreement could have a material adverse impact on a Fund’s financial statements. A Fund’s overall exposure to credit risk, subject to netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions under the relevant Master Agreement with a counterparty in a given Fund exceeds a specified threshold, net of collateral already in place, which typically ranges from $0 to $250,000 depending on the counterparty and the type of Master Agreement. Collateral under the Master Agreements is usually in the form of cash or U.S. Treasury Bills but could include other types of securities. The value of all derivative transactions outstanding under a Master Agreement is calculated daily to determine the amount of collateral to be received or pledged by the counterparty. Posting of collateral for OTC derivative

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

transactions are covered under tri-party collateral agreements between the Trust, the Trust’s Custodian, and each counterparty. Collateral for centrally cleared derivatives transactions are posted with the applicable derivatives clearing organization.

5. INVESTMENTS WITH AFFILIATES

As of December 31, 2015, each of the Portfolio Optimization Funds and Pacific Funds Diversified Alternatives (aggregate of all share classes) owned Class P shares in each of the applicable affiliated PF Underlying Funds. A summary of holdings and transactions with affiliated mutual fund investments as of and for the nine-month period ended December 31, 2015 is as follows:

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Conservative
PF Floating Rate Loan	$27,309,681	$660,103	$1,047,991	$6,635,397	($76,377)	($1,846,932)	$20,459,069	2,278,293
PF Inflation Managed	31,902,949	695,296	—	22,580,500	(2,893,329)	2,178,586	9,303,002	1,107,500
PF Managed Bond	145,722,279	2,544,011	2,431,275	46,114,453	3,754,085	(7,870,018)	100,467,179	9,763,574
PF Short Duration Bond	58,014,980	689,257	657,603	26,324,700	(158,150)	(635,852)	32,243,138	3,303,600
Pacific Funds Core Income	—	4,344,713	74,997	441,834	(15,576)	(216,973)	3,745,327	364,686
Pacific Funds High Income	—	24,474,323	647,107	2,430,085	(154,211)	(2,673,884)	19,863,250	2,142,745
PF Emerging Markets Debt	29,215,298	739,945	16,117	14,809,897	(1,529,768)	1,059,482	14,691,177	1,732,450
PF Comstock	14,795,989	4,967,627	375,067	4,147,338	2,288,126	(3,590,796)	14,688,675	1,056,739
PF Growth	6,523,446	4,839,155	43,938	2,425,966	523,517	(421,288)	9,082,802	475,539
PF Large-Cap Growth	8,739,156	6,445,324	—	3,829,409	1,804,434	(1,790,798)	11,368,707	1,167,219
PF Large-Cap Value	21,090,455	8,091,783	384,272	3,024,619	1,883,007	(3,117,800)	25,307,098	1,735,741
PF Main Street Core	6,423,991	6,350,624	128,626	3,207,050	1,655,747	(1,808,644)	9,543,294	794,612
PF Mid-Cap Equity	6,691,356	41,803	41,973	2,849,313	1,007,274	(1,248,159)	3,684,934	347,964
PF Mid-Cap Growth	4,391,022	23,472	2,409	2,836,159	318,853	(510,739)	1,388,858	194,246
PF Mid-Cap Value	—	20,999,421	99,409	1,626,384	(37,335)	(510,852)	18,924,259	1,944,939
PF Small-Cap Value	—	4,127,063	5,570	325,276	14,624	(135,742)	3,686,239	378,853
PF International Large-Cap	14,930,761	6,763,740	150,850	4,800,918	55,196	(1,273,851)	15,825,778	924,403
PF International Value	8,933,268	1,616,388	122,489	1,952,505	(66,562)	(622,125)	8,030,953	920,981
PF Absolute Return	—	17,519,457	230,721	1,767,334	(50,318)	(866,496)	15,066,030	1,595,978
PF Currency Strategies	12,246,116	2,238,985	200,469	4,712,760	(115,748)	(14,555)	9,842,507	1,003,314
PF Equity Long/Short	—	12,815,593	1,504,793	3,977,442	213,844	(80,693)	10,476,095	1,053,933
PF Global Absolute Return	21,233,974	4,400,963	1,629,619	6,531,078	20,050	(1,675,752)	19,077,776	2,082,727
PF Precious Metals (4)	1,711,613	91,701	—	1,886,680	(296,798)	380,164	—	—
	$419,876,334	$135,480,747	$9,795,295	$169,237,097	$8,144,585	($27,293,717)	$376,766,147

Pacific Funds Portfolio Optimization Moderate-Conservative
PF Floating Rate Loan	$34,655,118	$537,211	$1,290,781	$8,970,800	($244,744)	($2,086,450)	$25,181,116	2,804,133
PF Inflation Managed	41,093,121	869,017	—	29,040,939	(3,893,464)	2,978,752	12,006,487	1,429,344
PF Managed Bond	138,740,124	7,673,262	2,812,503	28,757,707	4,124,064	(8,460,726)	116,131,520	11,285,862
PF Short Duration Bond	57,583,655	634,318	513,446	32,984,524	(215,926)	(377,164)	25,153,805	2,577,234
Pacific Funds Core Income	—	4,858,576	85,556	252,446	(8,365)	(256,178)	4,427,143	431,075
Pacific Funds High Income	—	29,092,950	777,940	1,472,924	(87,074)	(3,346,849)	24,964,043	2,692,993
PF Emerging Markets Debt	28,756,672	677,740	22,072	8,430,672	(1,012,019)	91,187	20,104,980	2,370,870
PF Comstock	28,998,538	955,763	601,800	4,968,983	3,168,593	(5,206,740)	23,548,971	1,694,171
PF Growth	16,163,662	379,012	73,767	1,892,492	830,073	(316,712)	15,237,310	797,765
PF Large-Cap Growth	19,850,162	604,083	—	2,792,778	2,342,174	(1,784,191)	18,219,450	1,870,580
PF Large-Cap Value	43,423,289	1,368,820	599,090	4,341,635	3,044,012	(4,670,578)	39,422,998	2,703,909
PF Main Street Core	29,505,804	407,977	225,753	13,891,383	6,028,468	(5,540,092)	16,736,527	1,393,549
PF Mid-Cap Equity	18,423,135	144,501	173,950	2,610,262	1,088,672	(1,960,138)	15,259,858	1,440,969
PF Mid-Cap Growth	6,044,402	40,983	6,700	1,790,715	493,047	(934,319)	3,860,098	539,874
PF Mid-Cap Value	—	31,159,096	154,371	1,121,790	(27,618)	(799,776)	29,364,283	3,017,912
PF Small-Cap Growth	6,273,994	124,469	—	3,613,716	1,119,800	(1,477,898)	2,426,649	222,221
PF Small-Cap Value	6,119,771	6,246,964	16,484	935,498	22,150	(567,931)	10,901,940	1,120,446
PF Emerging Markets	11,560,237	492,432	64,278	4,509,813	(384,382)	(752,719)	6,470,033	551,110
PF International Large-Cap	16,983,923	14,706,312	265,638	1,632,581	34,391	(2,504,878)	27,852,805	1,626,916
PF International Small-Cap	12,025,083	2,241,304	356,973	2,381,990	123,206	(484,380)	11,880,196	1,156,786
PF International Value	11,123,271	4,761,934	212,887	788,006	(20,036)	(1,337,002)	13,953,048	1,600,120
PF Real Estate	—	2,913,916	42,455	105,830	201,239	(173,314)	2,878,466	190,880
PF Absolute Return	—	19,922,674	277,180	1,041,341	(26,454)	(1,049,061)	18,082,998	1,915,572
PF Currency Strategies	22,458,560	691,342	355,487	5,792,391	(136,021)	(136,512)	17,440,465	1,777,825
PF Equity Long/Short	—	19,779,773	3,109,684	1,052,502	27,480	(230,216)	21,634,219	2,176,481
PF Global Absolute Return	29,281,032	6,044,845	2,390,924	7,338,631	47,098	(2,456,798)	27,968,470	3,053,327
PF Precious Metals (4)	2,448,773	119,510	—	2,689,846	(279,509)	401,072	—	—
	$581,512,326	$157,448,784	$14,429,719	$175,202,195	$16,358,855	($43,439,611)	$551,107,878

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Moderate
PF Floating Rate Loan	$65,095,653	$348,030	$1,763,294	$29,668,238	($627,894)	($2,495,121)	$34,415,724	3,832,486
PF Inflation Managed	41,758,590	1,969,223	—	17,359,347	(1,505,237)	(20,087)	24,843,142	2,957,517
PF Managed Bond	258,754,419	2,284,589	4,132,462	87,419,190	6,359,352	(13,333,251)	170,778,381	16,596,539
PF Short Duration Bond	86,788,689	621,749	421,623	66,708,049	(306,294)	(144,853)	20,672,865	2,118,122
Pacific Funds Core Income	—	8,596,563	152,257	405,503	(13,607)	(457,775)	7,871,935	766,498
Pacific Funds High Income	16,354,018	51,442,913	1,739,823	10,257,847	(410,401)	(6,896,491)	51,972,015	5,606,474
PF Emerging Markets Debt	81,551,868	506,971	49,946	35,523,811	(3,467,518)	2,405,719	45,523,175	5,368,299
PF Comstock	115,316,171	3,573,079	2,368,986	20,437,728	12,737,240	(20,778,812)	92,778,936	6,674,744
PF Growth	59,239,445	2,482,689	244,244	13,420,635	4,250,195	(2,304,412)	50,491,526	2,643,535
PF Large-Cap Growth	76,539,280	3,471,699	—	17,856,351	9,310,779	(6,907,061)	64,558,346	6,628,167
PF Large-Cap Value	147,894,145	5,923,005	1,841,139	29,739,601	13,306,178	(17,967,465)	121,257,401	8,316,694
PF Main Street Core	100,421,674	5,664,116	1,126,693	24,364,832	16,889,090	(16,139,564)	83,597,177	6,960,631
PF Mid-Cap Equity	69,495,072	106,809	618,054	12,797,788	4,863,235	(8,019,741)	54,265,641	5,124,234
PF Mid-Cap Growth	34,200,413	187,222	44,668	5,815,814	2,616,947	(5,473,177)	25,760,259	3,602,833
PF Mid-Cap Value	—	107,428,363	533,134	3,574,280	(83,476)	(2,807,595)	101,496,146	10,431,259
PF Small-Cap Growth	26,635,313	223,304	—	11,182,885	2,780,704	(4,980,463)	13,475,973	1,234,064
PF Small-Cap Value	51,944,969	29,855,950	111,262	3,783,389	311,339	(4,794,497)	73,645,634	7,568,924
PF Emerging Markets	57,505,615	10,170,752	396,027	20,712,150	(2,212,922)	(5,282,579)	39,864,743	3,395,634
PF International Large-Cap	85,501,471	55,762,933	1,120,049	14,898,109	2,332,963	(12,335,006)	117,484,301	6,862,401
PF International Small-Cap	51,075,364	5,159,691	1,489,711	6,690,048	629,636	(2,063,876)	49,600,478	4,829,647
PF International Value	55,908,117	12,906,981	858,855	8,274,936	552,747	(5,640,818)	56,310,946	6,457,677
PF Real Estate	16,173,730	9,707,626	361,972	1,127,874	1,702,177	(2,255,761)	24,561,870	1,628,771
PF Absolute Return	—	50,750,116	477,534	17,888,558	(336,756)	(1,821,431)	31,180,905	3,303,062
PF Currency Strategies	79,299,144	1,208,173	1,010,462	30,728,134	(603,670)	(570,968)	49,615,007	5,057,595
PF Equity Long/Short	—	71,871,188	11,361,316	3,523,681	95,027	(703,312)	79,100,538	7,957,801
PF Global Absolute Return	66,258,258	16,468,708	5,432,072	19,097,258	144,715	(5,609,628)	63,596,867	6,942,889
PF Precious Metals (4)	13,859,883	463,768	—	15,005,766	(3,181,908)	3,864,023	—	—
	$1,657,571,301	$459,156,210	$37,655,583	$528,261,802	$66,132,641	($143,534,002)	$1,548,719,931

Pacific Funds Portfolio Optimization Growth
PF Inflation Managed	$11,050,432	$699,662	$—	$5,890,903	($200,774)	($177,579)	$5,480,838	652,481
PF Managed Bond	90,200,780	1,208,541	914,690	52,607,855	1,430,110	(3,400,805)	37,745,461	3,668,169
PF Short Duration Bond	11,027,497	10,352	—	11,048,131	144,902	(134,620)	—	—
Pacific Funds High Income	22,565,894	901,082	556,336	6,301,651	(45,128)	(1,980,990)	15,695,543	1,693,155
PF Emerging Markets Debt	16,840,969	6,641,021	23,544	996,585	(144,525)	(938,328)	21,426,096	2,526,662
PF Comstock	85,538,619	3,661,213	1,785,226	15,101,150	9,049,503	(15,125,442)	69,807,969	5,022,156
PF Growth	52,511,875	3,387,211	190,892	18,330,785	4,424,217	(2,779,542)	39,403,868	2,063,030
PF Large-Cap Growth	73,862,683	4,754,116	—	30,027,643	9,305,978	(6,924,437)	50,970,697	5,233,131
PF Large-Cap Value	102,261,261	5,314,566	1,339,180	17,356,658	8,157,039	(11,652,010)	88,063,378	6,040,012
PF Main Street Core	104,153,810	6,831,129	1,072,530	33,651,921	16,599,281	(15,545,441)	79,459,388	6,616,102
PF Mid-Cap Equity	94,642,106	421,041	873,959	14,886,248	5,343,067	(9,774,975)	76,618,950	7,235,028
PF Mid-Cap Growth	29,476,799	369,978	36,375	6,578,926	2,415,087	(4,761,907)	20,957,406	2,931,106
PF Mid-Cap Value	—	83,905,713	417,525	2,694,627	(63,536)	(2,196,778)	79,368,297	8,157,071
PF Small-Cap Growth	36,733,465	11,575,597	—	22,091,152	3,751,600	(7,330,285)	22,639,225	2,073,189
PF Small-Cap Value	63,308,583	26,458,345	122,548	3,822,335	341,812	(5,415,219)	80,993,734	8,324,125
PF Emerging Markets	45,297,817	35,208,011	515,509	19,881,812	(2,291,396)	(6,997,083)	51,851,046	4,416,614
PF International Large-Cap	80,538,988	46,139,795	981,538	16,353,785	1,951,299	(10,400,844)	102,856,991	6,008,002
PF International Small-Cap	47,313,934	770,390	1,301,449	5,095,391	977,191	(1,987,001)	43,280,572	4,214,272
PF International Value	52,792,009	11,903,649	794,380	8,876,900	257,642	(4,835,366)	52,035,414	5,967,364
PF Real Estate	22,561,435	7,993,448	426,500	1,266,404	1,978,989	(2,794,694)	28,899,274	1,916,397
PF Absolute Return	—	17,785,719	126,612	9,008,078	(167,373)	(481,989)	8,254,891	874,459
PF Currency Strategies	54,919,006	1,313,798	952,430	9,839,430	(224,011)	(421,692)	46,700,101	4,760,459
PF Equity Long/Short	—	47,454,377	6,245,503	10,469,718	529,575	(334,695)	43,425,042	4,368,716
PF Global Absolute Return	45,908,693	75,796	1,920,290	23,676,038	240,573	(2,020,086)	22,449,228	2,450,789
PF Precious Metals (4)	14,369,611	605,150	—	15,684,796	(2,533,482)	3,243,517	—	—
	$1,157,876,266	$325,389,700	$20,597,016	$361,538,922	$61,227,640	($115,168,291)	$1,088,383,409

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

Fund/Underlying Fund	Beginning Value as of April 1, 2015	Purchase Cost (1)	Distributions Received and Reinvested (2)	Sales Proceeds	Net Realized Gain (Loss) (3)	Change in Unrealized Appreciation (Depreciation)	As of December 31, 2015
							Ending Value	Shares Balance
Pacific Funds Portfolio Optimization Aggressive Growth
PF Managed Bond	$10,531,485	$212,370	$—	$10,641,420	$285,784	($388,219)	$—	—
PF Emerging Markets Debt	4,853,343	70,607	—	5,035,866	(373,013)	484,929	—	—
PF Comstock	25,000,795	2,202,631	548,557	4,403,080	2,530,191	(4,382,970)	21,496,124	1,546,484
PF Growth	13,420,882	1,422,219	64,140	2,069,467	773,043	(344,398)	13,266,419	694,577
PF Large-Cap Growth	20,226,335	1,921,402	—	5,171,992	2,512,262	(1,897,508)	17,590,499	1,806,006
PF Large-Cap Value	29,837,369	2,557,647	421,566	3,893,798	2,148,056	(3,291,105)	27,779,735	1,905,332
PF Main Street Core	30,273,022	2,824,197	332,350	9,017,946	5,184,823	(4,923,973)	24,672,473	2,054,328
PF Mid-Cap Equity	28,917,400	848,419	257,107	6,112,406	1,487,016	(2,811,157)	22,586,379	2,132,803
PF Mid-Cap Growth	11,857,662	581,270	13,995	3,471,452	1,022,826	(1,928,683)	8,075,618	1,129,457
PF Mid-Cap Value	—	29,256,440	145,026	993,015	(21,524)	(762,569)	27,624,358	2,839,091
PF Small-Cap Growth	14,069,404	1,119,522	—	4,495,935	2,145,072	(3,600,206)	9,237,857	845,958
PF Small-Cap Value	24,364,411	4,884,732	39,470	1,479,343	134,425	(1,803,676)	26,140,019	2,686,538
PF Emerging Markets	23,270,146	5,276,102	180,840	7,198,677	(975,200)	(2,336,332)	18,216,879	1,551,693
PF International Large-Cap	22,929,475	20,411,587	364,232	1,990,111	(147,174)	(3,335,602)	38,232,407	2,233,201
PF International Small-Cap	17,097,278	699,035	483,886	1,758,299	312,488	(712,687)	16,121,701	1,569,786
PF International Value	13,951,960	7,903,961	290,670	1,092,939	(84,361)	(1,897,937)	19,071,354	2,187,082
PF Real Estate	10,379,767	2,380,776	175,721	637,342	803,313	(1,172,463)	11,929,772	791,099
PF Absolute Return	—	1,745,590	—	1,714,475	(31,115)	—	—	—
PF Currency Strategies	17,300,088	592,719	140,134	10,857,553	(249,931)	(41,147)	6,884,310	701,765
PF Equity Long/Short	—	14,004,605	1,576,447	4,758,939	243,546	(84,798)	10,980,861	1,104,714
PF Global Absolute Return	13,506,118	86,990	282,490	10,341,891	119,007	(343,667)	3,309,047	361,250
PF Precious Metals (4)	7,414,919	271,756	—	8,054,065	(1,333,218)	1,700,608	—	—
	$339,201,859	$101,274,577	$5,316,631	$105,190,011	$16,486,316	($33,873,560)	$323,215,812

Pacific Funds Diversified Alternatives
PF Inflation Managed	$322,386	$35,075	$—	$205,334	($5,203)	($965)	$145,959	17,376
Pacific Funds Floating Rate Income	691,239	252,180	13,433	422,662	(11,868)	(2,752)	519,570	53,509
PF Emerging Markets Debt	781,749	205,297	538	487,724	(34,141)	26,692	492,411	58,067
PF Emerging Markets	585,662	473,150	3,865	641,227	(78,947)	48,226	390,729	33,282
PF International Small-Cap	—	433,028	8,834	113,935	(4,993)	(27,264)	295,670	28,790
PF Real Estate	360,686	196,685	4,068	236,580	20,120	(68,045)	276,934	18,364
PF Absolute Return	—	853,502	9,432	208,881	(5,358)	(29,868)	618,827	65,554
PF Currency Strategies	1,390,230	427,617	23,650	658,827	(19,421)	3,535	1,166,784	118,938
PF Equity Long/Short	—	690,748	78,833	215,064	3,715	(6,674)	551,558	55,489
PF Global Absolute Return	1,476,711	447,038	106,818	660,448	(10,035)	(103,383)	1,256,701	137,194
PF Precious Metals (4)	166,805	935	—	175,993	(8,131)	16,384	—	—
	$5,775,468	$4,015,255	$249,471	$4,026,675	($154,262)	($144,114)	$5,715,143

(1)	Purchased cost excludes distributions received and reinvested, if any.
(2)	Distributions received include distributions from net investment income from the PF Underlying Funds, if any.
(3)	Net realized gain (loss) includes capital gains’ distributions from the PF Underlying Funds, if any.
(4)	The PF Precious Metals Fund was liquidated on April 27, 2015.

As of December 31, 2015, Pacific Life owned the following percentages of the total shares outstanding (aggregate of all share classes) of each of the following Funds:

Fund	Ownership Percentage
Pacific Funds Limited Duration High Income	65.22%
Pacific Funds Diversified Alternatives	36.05%

6. UNFUNDED SENIOR LOAN COMMITMENTS

Unfunded loan commitments on senior loan participations and assignments (see Note 3), if any, are marked to market daily and valued according to the Trust’s valuation policies and procedures. Any outstanding unfunded loan commitments are presented in the Notes to Schedules of Investments section of each applicable Fund’s Schedule of Investments. Any applicable net unrealized appreciation or depreciation at the end of the reporting period is recorded as an asset (unfunded loan commitment appreciation) or a liability (unfunded loan commitment depreciation) and any change in net unrealized appreciation or depreciation for the reporting period is recorded as a change in net unrealized appreciation or depreciation on unfunded loan commitment. As of December 31, 2015, the PF Global Absolute Return Fund had an unfunded loan commitment of $7,350 (see details in the Notes to Schedules of Investments).

PACIFIC FUNDS

SUPPLEMENTAL NOTES TO THE SCHEDULES OF INVESTMENTS (Continued)

December 31, 2015 (Unaudited)

7. FEDERAL TAX COST AND TAX BASIS COMPONENTS

The aggregate cost of investments and the composition of unrealized appreciation and depreciation on investments for Federal income tax purposes as of December 31, 2015 were as follows:

Fund	Total Cost of Investments on Tax Basis (1)	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation (Depreciation) on Investments
Pacific Funds Portfolio Optimization Conservative	$378,614,369	$10,084,433	($11,932,634)	($1,848,201)
Pacific Funds Portfolio Optimization Moderate-Conservative	538,926,688	30,335,117	(18,153,905)	12,181,212
Pacific Funds Portfolio Optimization Moderate	1,468,209,016	113,292,435	(32,781,455)	80,510,980
Pacific Funds Portfolio Optimization Growth	1,009,931,476	87,990,429	(9,538,450)	78,451,979
Pacific Funds Portfolio Optimization Aggressive-Growth	292,152,159	32,080,988	(1,017,323)	31,063,665
Pacific Funds Diversified Alternatives	6,008,383	17,309	(310,549)	(293,240)
PF Floating Rate Loan	86,743,253	378,174	(6,941,819)	(6,563,645)
PF Inflation Managed	75,338,221	264,188	(3,643,276)	(3,379,088)
PF Managed Bond	485,002,258	4,643,614	(17,076,066)	(12,432,452)
PF Short Duration Bond	78,651,967	191,605	(1,031,777)	(840,172)
Pacific Funds Short Duration Income	211,868,733	352,601	(2,276,331)	(1,923,730)
Pacific Funds Core Income	639,080,896	4,011,072	(20,162,456)	(16,151,384)
Pacific Funds Strategic Income	233,763,147	1,176,543	(18,857,999)	(17,681,456)
Pacific Funds Floating Rate Income	739,615,890	724,100	(19,377,036)	(18,652,936)
Pacific Funds Limited Duration High Income	36,429,632	47,231	(3,172,451)	(3,125,220)
Pacific Funds High Income	138,437,221	363,892	(15,651,040)	(15,287,148)
PF Emerging Markets Debt	111,841,243	866,812	(13,027,833)	(12,161,021)
PF Comstock	173,617,211	60,386,074	(12,125,418)	48,260,656
PF Growth	95,618,755	33,096,476	(841,075)	32,255,401
PF Large-Cap Growth	134,298,362	31,762,520	(1,971,786)	29,790,734
PF Large-Cap Value	194,698,531	117,078,446	(10,092,879)	106,985,567
PF Main Street Core	173,299,470	45,035,566	(6,769,730)	38,265,836
PF Mid-Cap Equity	163,595,676	16,237,324	(6,026,026)	10,211,298
PF Mid-Cap Growth	58,851,703	8,626,132	(7,446,925)	1,179,207
PF Mid-Cap Value	261,984,462	8,709,501	(14,659,127)	(5,949,626)
PF Small-Cap Growth	46,206,128	4,344,084	(1,795,463)	2,548,621
PF Small-Cap Value	194,276,998	15,643,797	(14,331,091)	1,312,706
PF Emerging Markets	106,372,090	21,019,020	(10,298,460)	10,720,560
PF International Large-Cap	267,824,738	59,589,694	(25,185,978)	34,403,716
PF International Small-Cap	116,495,691	16,743,389	(12,224,514)	4,518,875
PF International Value	145,455,306	17,577,352	(14,465,765)	3,111,587
PF Real Estate	50,228,263	19,324,584	(1,236,078)	18,088,506
PF Absolute Return	67,284,722	97,178	(2,436,982)	(2,339,804)
PF Currency Strategies	130,615,577	1,375	(1,060,726)	(1,059,351)
PF Equity Long/Short	128,183,867	—	(28,380)	(28,380)
PF Global Absolute Return	142,402,561	2,501,611	(8,307,519)	(5,805,908)

(1)	The difference between the total cost of investments on tax basis and investments, at cost, as presented in the Schedules of Investments is primarily due to wash sale loss deferrals.

Item 2. Controls and Procedures.

(a)

The Chief Executive Officer and Treasurer have concluded that Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) provide reasonable assurances that material information relating to Registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There were no changes in Registrant’s internal control over financial reporting that occurred during the most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pacific Funds Series Trust

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	2/29/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mary Ann Brown
Mary Ann Brown
Chief Executive Officer

Date:	2/29/2016

/s/ Eddie D. Tung
Eddie D. Tung
Treasurer (Principal Financial and Accounting Officer)

Date:	2/29/2016